UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03421

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-10

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2019

Date of reporting period:	06/30/2019

Item 1 – Reports to Stockholders

The MEDLEY Program

SEMIANNUAL REPORT	June 30, 2019

The report is for the information of persons participating in The Prudential Variable Contract Account-10 (VCA-10), The Prudential Variable Contract Account-11 (VCA-11), and The Prudential Variable Contract Account-24 (VCA-24) (Collectively known as the “Accounts”) of The MEDLEY Program. VCA-10, VCA-11, and VCA-24 are group annuity insurance products issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, and are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC, 655 Broad Street, 19th Floor, Newark, NJ 07102. Both are Prudential Financial companies.

The views expressed in this report and information about the Accounts’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2019, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report.

The Prudential MEDLEY Program Table of Contents	Semiannual Report	June 30, 2019

∎	LETTER TO PARTICIPANTS

∎	VCA-10

Financial Statements

∎	VCA-11 AND VCA-24 THE PRUDENTIAL SERIES FUND PORTFOLIOS

Conservative Balanced Portfolio

Diversified Bond Portfolio

Equity Portfolio

Flexible Managed Portfolio

Global Portfolio

Government Income Portfolio

Government Money Market Portfolio

Stock Index Portfolio

∎	APPROVAL OF ADVISORY AGREEMENTS

The Prudential MEDLEY Program Letter to Participants	June 30, 2019

∎	DEAR PARTICIPANT:

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This MEDLEY Program semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Stuart Parker President, The Prudential Variable Contract Account 10	Timothy S. Cronin President, The Prudential Series Fund
July 31, 2019

The Prudential Variable Contract Account-10 (VCA-10) Presentation of Portfolio Holdings — unaudited	June 30, 2019

VCA-10
Ten Largest Holdings	Line of Business	(% of Net Assets	)
JPMorgan Chase & Co.	Banks	2.8%
Microsoft Corp.	Software	2.8%
Walt Disney Co. (The)	Entertainment	2.5%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	2.4%
AstraZeneca PLC, ADR	Pharmaceuticals	2.2%
Chevron Corp.	Oil, Gas & Consumable Fuels	2.2%
Amazon.com, Inc.	Internet & Direct Marketing Retail	2.0%
Mastercard, Inc. (Class A Stock)	IT Services	2.0%
Pfizer, Inc.	Pharmaceuticals	2.0%
QUALCOMM, Inc.	Semiconductors & Semiconductor Equipment	1.9%

For a complete list of holdings, please refer to the Statement of Net Assets section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2019

LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 3.0%
Airbus SE (France)	7,583	$1,074,762
Boeing Co. (The)	5,407	1,968,202
United Technologies Corp.	12,792	1,665,519

		4,708,483

Automobiles — 0.5%
Tesla, Inc.*	3,247	725,575

Banks — 9.6%
Bank of America Corp.	100,039	2,901,131
BB&T Corp.	20,701	1,017,040
Citigroup, Inc.	38,574	2,701,337
JPMorgan Chase & Co.	39,297	4,393,405
PNC Financial Services Group, Inc. (The)	13,234	1,816,763
SunTrust Banks, Inc.	16,396	1,030,489
Wells Fargo & Co.	22,662	1,072,366

		14,932,531

Beverages — 0.7%
PepsiCo, Inc.	8,114	1,063,989

Building Products — 1.1%
Johnson Controls International PLC	41,593	1,718,207

Capital Markets — 0.9%
Goldman Sachs Group, Inc. (The)	6,606	1,351,587

Chemicals — 2.2%
FMC Corp.	13,549	1,123,889
Linde PLC (United Kingdom)	11,661	2,341,529

		3,465,418

Communications Equipment — 2.2%
Cisco Systems, Inc.	48,356	2,646,524
Nokia OYJ (Finland), ADR	158,873	795,953

		3,442,477

Consumer Finance — 2.0%
Capital One Financial Corp.	21,436	1,945,103
SLM Corp.	120,914	1,175,284

		3,120,387

Diversified Telecommunication Services — 1.5%
Verizon Communications, Inc.	39,775	2,272,346

Electric Utilities — 3.0%
American Electric Power Co., Inc.	29,822	2,624,634
Exelon Corp.	43,643	2,092,246

		4,716,880

Electrical Equipment — 0.7%
Emerson Electric Co.	16,208	1,081,398

Energy Equipment & Services — 0.3%
Schlumberger Ltd.	11,412	453,513

Entertainment — 4.0%
Netflix, Inc.*	6,213	2,282,159
Walt Disney Co. (The)	28,169	3,933,519

		6,215,678

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 2.5%
American Campus Communities, Inc.	23,244	$1,072,943
American Tower Corp.	8,428	1,723,105
Boston Properties, Inc.	8,158	1,052,382

		3,848,430

Food & Staples Retailing — 1.8%
Walmart, Inc.	24,826	2,743,025

Food Products — 1.9%
Conagra Brands, Inc.	29,738	788,651
Mondelez International, Inc. (Class A Stock)	41,122	2,216,476

		3,005,127

Health Care Equipment & Supplies — 1.6%
Intuitive Surgical, Inc.*	2,141	1,123,062
Zimmer Biomet Holdings, Inc.	12,111	1,425,949

		2,549,011

Health Care Providers & Services — 1.0%
Laboratory Corp. of America Holdings*	8,998	1,555,754

Hotels, Restaurants & Leisure — 1.0%
McDonald’s Corp.	7,458	1,548,728

Household Products — 1.6%
Procter & Gamble Co. (The)	22,280	2,443,002

Insurance — 3.0%
Brighthouse Financial, Inc.*	13,876	509,111
Chubb Ltd. (Switzerland)	16,238	2,391,695
MetLife, Inc.	36,002	1,788,219

		4,689,025

Interactive Media & Services — 4.4%
Alphabet, Inc. (Class A Stock)*	3,479	3,767,061
Facebook, Inc. (Class A Stock)*	11,378	2,195,954
Tencent Holdings Ltd. (China), ADR	21,174	958,335

		6,921,350

Internet & Direct Marketing Retail — 3.2%
Alibaba Group Holding Ltd. (China), ADR*	11,464	1,942,575
Amazon.com, Inc.*	1,641	3,107,447

		5,050,022

IT Services — 4.8%
Adyen NV (Netherlands), 144A*	2,902	2,241,908
Mastercard, Inc. (Class A Stock)	11,647	3,080,981
PayPal Holdings, Inc.*	19,675	2,252,000

		7,574,889

Life Sciences Tools & Services — 1.6%
Illumina, Inc.*	6,694	2,464,396

Media — 2.3%
Comcast Corp. (Class A Stock)	55,914	2,364,044
Liberty Global PLC (United Kingdom) (Class C Stock)*	43,908	1,164,879

		3,528,923

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2019

COMMON STOCKS (continued)	Shares	Value
Multi-Utilities — 1.1%
Ameren Corp.	23,224	$1,744,355

Oil, Gas & Consumable Fuels — 6.3%
Anadarko Petroleum Corp.	7,602	536,397
Chevron Corp.	27,702	3,447,237
Noble Energy, Inc.	46,670	1,045,408
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	34,920	2,272,244
Suncor Energy, Inc. (Canada)	48,738	1,518,676
Williams Cos., Inc. (The)	35,593	998,028

		9,817,990

Pharmaceuticals — 8.1%
Allergan PLC	2,010	336,534
AstraZeneca PLC (United Kingdom), ADR	84,634	3,493,691
Bristol-Myers Squibb Co.	21,564	977,927
Elanco Animal Health, Inc.*	19,807	669,477
Eli Lilly & Co.	17,159	1,901,046
Merck & Co., Inc.	26,209	2,197,625
Pfizer, Inc.	70,555	3,056,443

		12,632,743

Road & Rail — 1.3%
Union Pacific Corp.	11,790	1,993,807

Semiconductors & Semiconductor Equipment — 5.0%
Broadcom, Inc.	6,248	1,798,549
NVIDIA Corp.	10,772	1,769,086
QUALCOMM, Inc.	39,778	3,025,912
Texas Instruments, Inc.	10,138	1,163,437

		7,756,984

Software — 7.7%
Adobe, Inc.*	8,198	2,415,541
Microsoft Corp.	32,278	4,323,961
PTC, Inc.*	12,898	1,157,724
salesforce.com, Inc.*	17,887	2,713,994
SAP SE (Germany), ADR	10,726	1,467,317

		12,078,537

Specialty Retail — 1.7%
Lowe’s Cos., Inc.	11,400	1,150,374
Ross Stores, Inc.	15,606	1,546,867

		2,697,241

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	4,378	866,494

Textiles, Apparel & Luxury Goods — 3.1%
Lululemon Athletica, Inc. (Canada)*	13,340	2,404,001
NIKE, Inc. (Class B Stock)	18,834	1,581,114
Tapestry, Inc.	25,350	804,356

		4,789,471

TOTAL COMMON STOCKS (cost $103,190,964)		151,567,773

	Shares	Value

SHORT-TERM INVESTMENT — 1.8%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $2,857,846)(a)	2,857,846	$2,857,846

TOTAL INVESTMENTS — 99.0% (cost $106,048,810)		154,425,619

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%
Cash		123,672
Receivable for Securities Sold		1,665,751
Dividends and Interests Receivable		114,972
Tax Reclaim Receivable		8,058
Payable for Pending Capital Transactions		(6,163)
Payable for Securities Purchased		(292,566)

OTHER ASSETS IN EXCESS OF LIABILITIES		1,613,724

NET ASSETS — 100.0%		$156,039,343

NET ASSETS, representing:
Equity of Participants		$156,060,781
Equity of The Prudential Insurance Company of America		(21,438)

		$156,039,343

*	Non-income producing security.

(a)	PGIM Investments LLC, the manager of the Account, also serves as manager of the PGIM Core Ultra Short Bond Fund.

The following abbreviations are used in the semiannual report:

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.
ADR	American Depositary Receipt

Fair Value Measurements:

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2019

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$3,633,721	$1,074,762	$—
Automobiles	725,575	—	—
Banks	14,932,531	—	—
Beverages	1,063,989	—	—
Building Products	1,718,207	—	—
Capital Markets	1,351,587	—	—
Chemicals	3,465,418	—	—
Communications Equipment	3,442,477	—	—
Consumer Finance	3,120,387	—	—
Diversified Telecommunication Services	2,272,346	—	—
Electric Utilities	4,716,880	—	—
Electrical Equipment	1,081,398	—	—
Energy Equipment & Services	453,513	—	—
Entertainment	6,215,678	—	—
Equity Real Estate Investment Trusts (REITs)	3,848,430	—	—
Food & Staples Retailing	2,743,025	—	—
Food Products	3,005,127	—	—
Health Care Equipment & Supplies	2,549,011	—	—
Health Care Providers & Services	1,555,754	—	—
Hotels, Restaurants & Leisure	1,548,728	—	—
Household Products	2,443,002	—	—
Insurance	4,689,025	—	—
Interactive Media & Services	6,921,350	—	—
Internet & Direct Marketing Retail	5,050,022	—	—
IT Services	5,332,981	2,241,908	—
Life Sciences Tools & Services	2,464,396	—	—
Media	3,528,923	—	—
Multi-Utilities	1,744,355	—	—
Oil, Gas & Consumable Fuels	9,817,990	—	—
Pharmaceuticals	12,632,743	—	—
Road & Rail	1,993,807	—	—
Semiconductors & Semiconductor Equipment	7,756,984	—	—
Software	12,078,537	—	—
Specialty Retail	2,697,241	—	—
Technology Hardware, Storage & Peripherals	866,494	—	—
Textiles, Apparel & Luxury Goods	4,789,471	—	—
Affiliated Mutual Fund	2,857,846	—	—

Total	$151,108,949	$3,316,670	$—

Industry Classification:

The industry classification of investments and other assets in excess of other liabilities shown as a percentage of net assets as of June 30, 2019 were as follows (unaudited):

Banks	9.6%
Pharmaceuticals	8.1
Software	7.7
Oil, Gas & Consumable Fuels	6.3
Semiconductors & Semiconductor Equipment	5.0
IT Services	4.8
Interactive Media & Services	4.4
Entertainment	4.0
Internet & Direct Marketing Retail	3.2

Textiles, Apparel & Luxury Goods	3.1%
Electric Utilities	3.0
Aerospace & Defense	3.0
Insurance	3.0
Equity Real Estate Investment Trusts (REITs)	2.5
Media	2.3
Chemicals	2.2
Communications Equipment	2.2
Consumer Finance	2.0

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2019

Industry Classification (cont.):
Food Products	1.9%
Affiliated Mutual Fund	1.8
Food & Staples Retailing	1.8
Specialty Retail	1.7
Health Care Equipment & Supplies	1.6
Life Sciences Tools & Services	1.6
Household Products	1.6
Diversified Telecommunication Services	1.5
Road & Rail	1.3
Multi-Utilities	1.1
Building Products	1.1

Health Care Providers & Services	1.0%
Hotels, Restaurants & Leisure	1.0
Capital Markets	0.9
Electrical Equipment	0.7
Beverages	0.7
Technology Hardware, Storage & Peripherals	0.5
Automobiles	0.5
Energy Equipment & Services	0.3

99.0
Other assets in excess of liabilities	1.0

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2019

INVESTMENT INCOME
Unaffiliated Dividend Income (net of $15,614 foreign withholding tax)	$1,491,023
Affiliated Dividend Income	36,376
Total Income	1,527,399
EXPENSES
Fees Charged to Participants for Investment Management Services	(190,230)
Fees Charged to Participants for Administrative Expenses:
Standard Contract	(512,323)
0.50% Contract	(5,035)
0.45% Contract	(9,391)
Total Expenses	(716,979)
NET INVESTMENT INCOME	810,420
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
Investment Transactions	7,036,276
Foreign Currency Transactions	(1,616)
7,034,660
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	15,024,023
Foreign Currencies	351
15,024,374
NET GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	22,059,034
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,869,454

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
OPERATIONS
Net Investment Income	$810,420	$1,438,401
Net Realized Gain on Investment and Foreign Currency Transactions	7,034,660	6,674,962
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	15,024,374	(19,633,762)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	22,869,454	(11,520,399)
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	358,151	1,510,220
Withdrawals and Transfers Out	(6,506,859)	(16,167,899)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(6,148,708)	(14,657,679)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	8,085	(4,785)
TOTAL INCREASE (DECREASE) IN NET ASSETS	16,728,831	(26,182,863)
NET ASSETS
Beginning of period	139,310,512	165,493,375
End of period	$156,039,343	$139,310,512

Accumulation Unit Values and Equity of Participants as of June 30, 2019

Standard Contract:
Accumulation Unit Value and Equity of Participants, $ 142,120,531/ 6,791,108 Accumulation Units	$20.9274

0.50% Contract:
Accumulation Unit Value and Equity of Participants, $ 4,208,154/ 179,287 Accumulation Units	$23.4716

0.45% Contract:
Accumulation Unit Value and Equity of Participants, $ 9,732,096/ 412,899 Accumulation Units	$23.5702

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-10

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Six Months Ended June 30, 2019						Year Ended December 31, 2018
	Standard Contract		0.50% Contract		0.45% Contract		Standard Contract	0.50% Contract	0.45% Contract
Investment Income	$0.2012		$0.2255		$0.2262		$0.3666	$0.4087	$0.4102
Expenses
Investment management fee	(0.0249)		(0.0279)		(0.0280)		(0.0500)	(0.0558)	(0.0560)
Administrative expenses	(0.0744)		(0.0279)		(0.0224)		(0.1497)	(0.0558)	(0.0448)
Net Investment Income	0.1019		0.1697		0.1758		0.1669	0.2971	0.3094
Capital Changes
Net realized and unrealized gain (loss) on investment and foreign currency transactions .	2.8784		3.2226		3.2356		(1.7016)	(1.9064)	(1.9142)
Net Increase (Decrease) in Accumulation Unit Value	2.9803		3.3923		3.4114		(1.5347)	(1.6093)	(1.6048)
Accumulation Unit Value
Beginning of period	17.9471		20.0793		20.1588		19.4818	21.6886	21.7635
End of period	$20.9274		$23.4716		$23.5702		$17.9471	$20.0793	$20.1588
Total Return**	16.61%		16.89%		16.92%		(7.88)%	(7.42)%	(7.37)%
Ratio of Expenses To Average Net Assets***	1.00	%†	0.50	%†	0.45	%†	1.00%	0.50%	0.45%
Ratio of Net Investment Income To Average Net Assets***	1.03	%†	1.53	%†	1.58	%†	0.84%	1.34%	1.39%
Portfolio Turnover Rate	26	%††	26	%††	26	%††	36%	36%	36%
Number of Accumulation Units Outstanding For Participants at end of period (000’s omitted)	6,791		179		413		7,081	181	427

*	Calculated by accumulating the actual per unit amounts daily.
**

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

***	These calculations exclude PICA’s equity in VCA-10.
†	Annualized.
††	Not Annualized.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-10

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the year)

	Year Ended December 31, 2017			Year Ended December 31, 2016
	Standard Contract	0.50% Contract	0.45% Contract	Standard Contract	0.50% Contract	0.45% Contract
Investment Income	$0.2909	$0.3229	$0.3239	$0.2736	$0.3019	$0.3027
Expenses
Investment management fee	(0.0440)	(0.0489)	(0.0491)	(0.0369)	(0.0407)	(0.0408)
Administrative expenses	(0.1318)	(0.0489)	(0.0392)	(0.1103)	(0.0407)	(0.0327)
Net Investment Income	0.1151	0.2251	0.2356	0.1264	0.2205	0.2292
Capital Changes
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.4389	3.8193	3.8316	0.8068	0.8955	0.8983
Net Increase (Decrease) in Accumulation Unit Value	3.5540	4.0444	4.0672	0.9332	1.1160	1.1275
Accumulation Unit Value
Beginning of year	15.9278	17.6442	17.6963	14.9946	16.5282	16.5688
End of year	$19.4818	$21.6886	$21.7635	$15.9278	$17.6442	$17.6963
Total Return**	22.31%	22.92%	22.98%	6.22%	6.75%	6.80%
Ratio of Expenses To Average Net Assets***	1.00%	0.50%	0.45%	1.00%	0.50%	0.45%
Ratio of Net Investment Income To Average Net Assets***	0.65%	1.15%	1.20%	0.85%	1.34%	1.39%
Portfolio Turnover Rate	49%	49%	49%	42%	42%	42%
Number of Accumulation Units Outstanding For Participants at end of year (000’s omitted)	7,755	190	474	8,606	212	522

*	Calculated by accumulating the actual per unit amounts daily.
**

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

***	These calculations exclude PICA’s equity in VCA-10.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-10

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the year)

	Year Ended December 31, 2015			Year Ended December 31, 2014
	Standard Contract	0.50% Contract	0.45% Contract	Standard Contract	0.50% Contract	0.45% Contract
Investment Income	$0.2397	$0.2631	$0.2637	$0.1871	$0.2046	$0.2049
Expenses
Investment management fee	(0.0384)	(0.0422)	(0.0423)	(0.0362)	(0.0397)	(0.0398)
Administrative expenses	(0.1149)	(0.0422)	(0.0339)	(0.1086)	(0.0397)	(0.0318)
Net Investment Income	0.0864	0.1787	0.1875	0.0423	0.1252	0.1333
Capital Changes
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.3479)	(0.3837)	(0.3847)	1.4515	1.5879	1.5907
Net Increase (Decrease) in Accumulation Unit Value	(0.2615)	(0.2050)	(0.1972)	1.4938	1.7131	1.7240
Accumulation Unit Value
Beginning of year	15.2561	16.7332	16.7660	13.7623	15.0201	15.0420
End of year	$14.9946	$16.5282	$16.5688	$15.2561	$16.7332	$16.7660
Total Return**	(1.71)%	(1.23)%	(1.18)%	10.85%	11.41%	11.46%
Ratio of Expenses To Average Net Assets***	1.00%	0.50%	0.45%	1.00%	0.50%	0.45%
Ratio of Net Investment Income To Average Net Assets***	0.57%	1.06%	1.11%	0.29%	0.78%	0.83%
Portfolio Turnover Rate	47%	47%	47%	70%	70%	70%
Number of Accumulation Units Outstanding For Participants at end of year (000’s omitted)	9,595	219	609	10,646	242	657

*	Calculated by accumulating the actual per unit amounts daily.
**

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

***	These calculations exclude PICA’s equity in VCA-10.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS OF

VCA-10 (Unaudited)

Note 1:	General

The Prudential Variable Contract Account-10 (“VCA-10” or the “Account”) was established on March 1, 1982 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940 (“1940 Act”), as amended. VCA-10 has been designed for use by employers (“Contract holders”) in making retirement arrangements on behalf of their employees (“Participants”). The investment objective of the Account is long-term growth of capital.

PICA issues standard VCA-10 contracts with annual expenses of 1.00%, as a percentage of net assets, (the “Standard Contracts”), contracts with annual expenses of 0.50%, as a percentage of net assets, (the “0.50% Contracts”), and contracts with annual expenses of 0.45%, as a percentage of net assets, (the “0.45% Contracts”). The financial statements show separate Accumulation Unit Values for each type of contract.

Note 2:	Accounting Policies

The Account follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Account consistently follows such policies in the preparation of its financial statements.

Securities Valuation:    The Account holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members (the “Committee”) have adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Committee’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Account to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Committee’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Account’s foreign investments may change on days when investors cannot purchase or redeem Account shares.

Various inputs determine how the Account’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Account’s Statement of Net Assets and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 — Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Account is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Committee. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Illiquid Securities:    Pursuant to Rule 22e-4 under the 1940 Act, the Account has adopted a Committee approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Account limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Account may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities:    Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Account’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Account’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Account are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Account are presented at the foreign exchange rates and market values at the close of the period, the Account does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Account does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Account’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date or for certain foreign securities, when the Account becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income and realized and unrealized gain (losses) (other than administrative fees) are allocated to the Participants and PICA on a daily basis in proportion to their respective ownership in VCA-10.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes:    The operations of VCA-10 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-10 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-10 has not been reduced by federal income taxes.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with management of the Account. PGIM Investments pays for the services of Jennison.

VCA-10 is subject to fees for investment management and administration services. PICA may impose a reduced administrative fee where warranted by economies of scale and the expense characteristics of the employer, association or trust to which PICA has issued a contract.

Standard Contracts have an effective annual rate of up to 1.00% of the current value of the Participant’s account of which 0.75% is paid to PICA for administrative expenses not provided by the annual account charge (explained below), and 0.25% is paid to PGIM Investments, for investment management services. The 0.50% contracts have an effective annual rate of up to 0.50% of the current value of the Participant’s account of which 0.25% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PGIM Investments, for investment management services. The 0.45% contracts have an effective annual rate of up to 0.45% of the current value of the Participant’s account of which 0.20% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PGIM Investments, for investment management services.

An annual account charge of not more than $30 is deducted from the account of each Participant, if applicable, at the time of withdrawal of the value of all of the Participant’s account or on the last business day of each calendar year. Such amounts are reflected as withdrawals on the Statements of Changes in Net Assets.

PICA, PGIM Investments and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 4:	Other Transactions with Affiliates

The Account may enter into certain securities purchase or sale transactions under Committee approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Committee. For the six months ended June 30, 2019, no such transactions were entered into by the Account.

During the six months ended June 30, 2019, the Account invested in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PGIM Investments. Through the Account’s investment in the mentioned underlying fund, PGIM Investments and/or its affiliates are paid fees or compensated for providing their services. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated Dividend Income”.

Note 5:	Portfolio Securities

For the six months ended June 30, 2019, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $38,301,103 and $43,544,193, respectively.

A summary of the cost of purchases and proceeds from sales of shares of an affiliated mutual fund for the six months ended June 30, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain(Loss)	Realized Gain(Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$4,141,450	$18,708,727	$19,992,331	$—	$—	$2,857,846	2,857,846	$36,376

*	The Account did not have any capital gain distributions during reporting period.

Note 6:	Unit Transactions

The number of Accumulation Units issued and redeemed for the six months ended June 30, 2019 and the year ended December 31, 2018, respectively, are as follows:

Standard Contracts	Units	Amount
Six months ended June 30, 2019:
Account units issued	16,779	$336,980
Account units redeemed	(306,982)	(6,124,936)

Net increase (decrease) in units outstanding	(290,203)	$(5,787,956)

Year ended December 31, 2018:
Account units issued	75,584	$1,510,220
Account units redeemed	(749,659)	(14,934,615)

Net increase (decrease) in units outstanding	(674,075)	$(13,424,395)

0.50% Contracts	Units	Amount
Six months ended June 30, 2019:
Account units issued	1,003	$21,171
Account units redeemed	(3,058)	(67,722)

Net increase (decrease) in units outstanding	(2,055)	$(46,551)

Year ended December 31, 2018:
Account units issued	—	$—
Account units redeemed	(8,262)	(184,802)

Net increase (decrease) in units outstanding	(8,262)	$(184,802)

0.45% Contracts	Units	Amount
Six months ended June 30, 2019:
Account units issued	—	$—
Account units redeemed	(14,003)	(314,201)

Net increase (decrease) in units outstanding	(14,003)	$(314,201)

Year ended December 31, 2018:
Account units issued	—	$—
Account units redeemed	(47,009)	(1,048,482)

Net increase (decrease) in units outstanding	(47,009)	$(1,048,482)

Note 7:	Net Increase (Decrease) In Net Assets Resulting From Surplus Transfers

The increase (decrease) in net assets resulting from surplus transfers represents the net increase to/(reductions from) PICA’s investment in the Account.

Note 8:	Participant Loans

Loans are considered to be withdrawals from the Account from which the loan amount was deducted, though they are not considered a withdrawal from the MEDLEY Program. Withdrawals, transfers and loans from VCA-10 are considered to be withdrawals of contributions until all of the Participant’s contributions to the Account have been withdrawn, transferred or borrowed.

For the six months ended June 30, 2019, $25,868 in participant loans were withdrawn from VCA-10 and $23,196 of principal and interest was repaid to VCA-10. For the year ended December 31, 2018, $87,410 in participant loans were withdrawn from VCA-10 and $62,549 of principal and interest was repaid to VCA-10. Loan repayments are invested in Participant’s account(s) as chosen by the Participant, which may not necessarily be VCA-10. The initial loan proceeds which are being repaid may not necessarily have originated solely from VCA-10. During the six months ended June 30, 2019, PICA has advised the Account that it received $378 in loan origination fees. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

Note 9:	Risks of Investing in the Account

The Account’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks:    The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Account invests could go down. The Account’s holdings can vary significantly from broad market indexes and the performance of the Account can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk:    The Account’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Account may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Account’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Market and Credit Risks:    Securities markets may be volatile and the market prices of the Account’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Account fall, the value of an investment in the Account will decline. Additionally, the Account may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Account has unsettled or open transactions defaults.

Note 10:	Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Account’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

The Prudential Series Fund

The following pages represent information on the Prudential Series Fund Portfolios. Returns are at the Portfolio level, not at the Subaccount level.

Each Subaccount of VCA-11 and VCA-24 will invest in the corresponding Portfolio of the Prudential Series Fund (the “Fund”). Of the Portfolios comprising the Fund, eight Portfolios are presently available to The MEDLEY Program. The Conservative Balanced Subaccount in the Conservative Balanced Portfolio, the Diversified Bond Subaccount invests in the Diversified Bond Portfolio, the Equity Subaccount invests in the Equity Portfolio, the Flexible Managed Subaccount in the Flexible Managed Portfolio, the Global Subaccount in the Global Portfolio, the Government Income Subaccount in the Government Income Portfolio, the Government Money Market Subaccount in the Government Money Market Portfolio, and the Stock Index Subaccount in the Stock Index Portfolio.

There is no assurance that the investment objective of the Portfolios will be attained, nor is there any guarantee that the amount available to a Participant will equal or exceed the total contributions made on that Participant’s behalf. The value of the investments held in each account may fluctuate daily and is subject to the risks of both changing economic conditions and the selection of investments necessary to meet the Subaccounts’ or Portfolios’ objectives.

Important Note

This information supplements the financial statements and other information included in this Report to Participants in The MEDLEY Program. It highlights the investment performance of the eight portfolios of the Fund which are available through the Prudential Variable Contract Accounts 11 and 24. The rates of return quoted on the following pages reflect deduction of investment management fees and portfolio expenses, but not product charges. They reflect the reinvestment of dividend and capital gains distributions. They are not an estimate or a guarantee of future performance.

Contract unit values increase or decrease based on the performance of each corresponding Portfolio and when redeemed, may be worth more or less than original cost. Changes in contract values depend not only on the investment performance of each Portfolio but also on the insurance, administrative charges and applicable sales charges, if any, under a contract. These contract charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses.

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2019

Conservative Balanced Portfolio
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Microsoft Corp.	Software	2.0%
Apple, Inc.	Technology Hardware, Storage & Peripherals	1.7%
Amazon.com, Inc.	Internet & Direct Marketing Retail	1.5%
Federal National Mortgage Assoc., 3.500%, TBA	U.S. Government Agency Obligations	1.1%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	0.9%
Berkshire Hathaway, Inc. (Class B Stock)	Diversified Financial Services	0.8%
Johnson & Johnson	Pharmaceuticals	0.8%
JPMorgan Chase & Co.	Banks	0.7%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	0.7%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	0.6%

Diversified Bond Portfolio
Credit Quality	(% of Net Assets	)
AAA	34.6%
AA	4.8%
A	13.8%
BBB	21.4%
BB	6.2%
B	6.4%
CCC	0.9%
C	0.2%
NR	6.9%
Cash & Equivalents	4.8%
Total	100.0%

Equity Portfolio
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Microsoft Corp.	Software	3.8%
Amazon.com, Inc.	Internet & Direct Marketing Retail	3.3%
AstraZeneca PLC (United Kingdom), ADR	Pharmaceuticals	2.6%
Mastercard, Inc. (Class A Stock)	IT Services	2.5%
Boeing Co. (The)	Aerospace & Defense	2.4%
salesforce.com, Inc.	Software	2.1%
JPMorgan Chase & Co.	Banks	2.1%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	2.0%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	1.9%
American Electric Power Co., Inc.	Electric Utilities	1.9%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2019

Flexible Managed Portfolio
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Microsoft Corp.	Software	2.9%
Apple, Inc.	Technology Hardware, Storage & Peripherals	1.8%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	1.5%
Amazon.com, Inc.	Internet & Direct Marketing Retail	1.3%
Bank of America Corp.	Banks	1.1%
Visa, Inc. (Class A Stock)	IT Services	1.1%
Cisco Systems, Inc.	Communications Equipment	1.0%
Chevron Corp.	Oil, Gas & Consumable Fuels	1.0%
Verizon Communications, Inc.	Diversified Telecommunication Services	0.9%
Merck & Co., Inc.	Pharmaceuticals	0.9%

Global Portfolio
Ten Largest Holdings	Line of Business	Country	(% of Net Assets	)
Microsoft Corp.	Software	United States	2.5%
Thermo Fisher Scientific, Inc.	Life Sciences Tools & Services	United States	1.5%
Visa, Inc. (Class A Stock)	IT Services	United States	1.5%
Amazon.com, Inc.	Internet & Direct Marketing Retail	United States	1.5%
Zoetis, Inc.	Pharmaceuticals	United States	1.4%
PayPal Holdings, Inc.	IT Services	United States	1.3%
SBA Communications Corp.	Equity Real Estate Investment Trusts (REITs)	United States	1.3%
Roper Technologies, Inc.	Industrial Conglomerates	United States	1.3%
Danaher Corp.	Health Care Equipment & Supplies	United States	1.1%
Intuitive Surgical, Inc.	Health Care Equipment & Supplies	United States	1.1%

Government Income Portfolio
Credit Quality	(% of Net Assets	)
AAA	93.5%
AA	2.3%
A	0.0%
BBB	0.0%
NR	(1.0)%
Cash & Equivalents	5.2%
Total	100.0%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2019

Government Money Market Portfolio
Ten Largest Holdings	Interest Rate	Maturity Date	(% of Net Assets	)
Federal Home Loan Bank	2.342%	07/17/2019	4.9%
U.S. Treasury Bills	2.520%	09/05/2019	4.5%
State Street Bank & Trust Co.	2.500%	07/01/2019	4.4%
Federal Home Loan Bank	2.411%	08/02/2019	4.0%
U.S. Treasury Bills	2.503%	08/15/2019	3.7%
Federal Home Loan Bank	2.382%	11/08/2019	3.6%
Credit Agricole Corporate & Investment Bank	2.680%	07/03/2019	3.6%
U.S. Treasury Bills	2.301%	10/03/2019	3.5%
U.S. Treasury Bills	2.399%	07/18/2019	2.3%
U.S. Treasury Bills	2.348%	08/06/2019	2.3%

Holdings reflect only short-term investments.

Stock Index Portfolio
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Microsoft Corp.	Software	4.1%
Apple, Inc.	Technology Hardware, Storage & Peripherals	3.5%
Amazon.com, Inc.	Internet & Direct Marketing Retail	3.1%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	1.9%
Berkshire Hathaway, Inc. (Class B Stock)	Diversified Financial Services	1.7%
Johnson & Johnson	Pharmaceuticals	1.5%
JPMorgan Chase & Co.	Banks	1.5%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	1.3%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	1.3%
Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	1.3%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2019

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*

Conservative Balanced (Class I)	Actual	$1,000.00	$1,113.20	0.59%	$3.09
	Hypothetical	$1,000.00	$1,021.87	0.59%	$2.96

Diversified Bond (Class I)	Actual	$1,000.00	$1,077.00	0.44%	$2.27
	Hypothetical	$1,000.00	$1,022.61	0.44%	$2.21

Equity (Class I)	Actual	$1,000.00	$1,184.20	0.47%	$2.55
	Hypothetical	$1,000.00	$1,022.46	0.47%	$2.36

Equity (Class II)	Actual	$1,000.00	$1,181.90	0.87%	$4.71
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

Flexible Managed (Class I)	Actual	$1,000.00	$1,121.90	0.63%	$3.31
	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16

Global (Class I)	Actual	$1,000.00	$1,187.90	0.77%	$4.18
	Hypothetical	$1,000.00	$1,020.98	0.77%	$3.86

Government Income (Class I)	Actual	$1,000.00	$1,049.60	0.52%	$2.64
	Hypothetical	$1,000.00	$1,022.22	0.52%	$2.61

Government Money Market (Class I)	Actual	$1,000.00	$1,010.40	0.35%	$1.74
	Hypothetical	$1,000.00	$1,023.06	0.35%	$1.76

Stock Index (Class I)	Actual	$1,000.00	$1,183.10	0.31%	$1.68
	Hypothetical	$1,000.00	$1,023.26	0.31%	$1.56

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2019, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

GLOSSARY

The following abbreviations are used in the Portfolios’ descriptions:

AUD	Australian Dollar
CNH	Chinese Renminbi
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
BABs	Build America Bonds
BKNT	Bank Notes
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
CNX	CRISIL NSE Index
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
MUNIPSA	Municipal Swap Weekly Yield Index
OTC	Over-the-counter
PO	Principal Only
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REIT(s)	Real Estate Investment Trust(s)
RSP	Savings Shares
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SLM	Student Loan Mortgage
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depositary Receipts
STACR	Structured Agency Credit Risk
Strips	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
USAID	United States Agency for International Development
USOIS	United States Overnight Index Swap

SEE NOTES TO FINANCIAL STATEMENTS.

A1

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 88.8%

COMMON STOCKS — 48.7%	Shares	Value
Aerospace & Defense — 1.3%
Airbus SE (France)	1,062	$150,692
Arconic, Inc.	19,180	495,228
Boeing Co. (The)	25,850	9,409,659
General Dynamics Corp.	13,300	2,418,206
Huntington Ingalls Industries, Inc.	2,200	494,428
L3 Technologies, Inc.	3,900	956,163
L3Harris Technologies, Inc.	5,900	1,115,867
Lockheed Martin Corp.	12,180	4,427,917
MTU Aero Engines AG (Germany)	682	162,726
Northrop Grumman Corp.	8,362	2,701,846
Raytheon Co.	13,900	2,416,932
Textron, Inc.	11,500	609,960
TransDigm Group, Inc.*	2,500	1,209,500
United Technologies Corp.	39,802	5,182,220

		31,751,344

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.(a)	6,600	556,710
Expeditors International of Washington, Inc.	8,600	652,396
FedEx Corp.	11,780	1,934,158
SG Holdings Co. Ltd. (Japan)	200	5,672
United Parcel Service, Inc. (Class B Stock)	34,100	3,521,507

		6,670,443

Airlines — 0.2%
Alaska Air Group, Inc.(a)	6,500	415,415
American Airlines Group, Inc.	18,800	613,068
Delta Air Lines, Inc.	30,300	1,719,525
Japan Airlines Co. Ltd. (Japan)	200	6,391
Southwest Airlines Co.	24,400	1,239,032
United Continental Holdings, Inc.*	11,000	963,050

		4,956,481

Auto Components — 0.1%
Aptiv PLC	12,700	1,026,541
BorgWarner, Inc.	9,600	403,008
Bridgestone Corp. (Japan)	900	35,498
Cie Generale des Etablissements Michelin SCA (France)	1,307	165,586
Toyota Industries Corp. (Japan)	200	11,050

		1,641,683

Automobiles — 0.2%
Ferrari NV (Italy)	166	26,917
Fiat Chrysler Automobiles NV (United Kingdom)	1,497	20,845
Ford Motor Co.	191,485	1,958,891
General Motors Co.	64,200	2,473,626
Harley-Davidson, Inc.(a)	7,900	283,057
Honda Motor Co. Ltd. (Japan)	2,500	64,735
Isuzu Motors Ltd. (Japan)	900	10,259
Mazda Motor Corp. (Japan)	900	9,400
Peugeot SA (France)	6,857	168,991
Toyota Motor Corp. (Japan)	2,700	167,939
Volkswagen AG (Germany)	45	7,738

		5,192,398

COMMON STOCKS (continued)	Shares	Value
Banks — 2.7%
Banco Bilbao Vizcaya Argentaria SA (Spain)	33,200	$185,456
Bank Leumi Le-Israel BM (Israel)	2,297	16,579
Bank of America Corp.	440,321	12,769,309
Barclays PLC (United Kingdom)	93,787	178,702
BB&T Corp.(a)	37,400	1,837,462
BNP Paribas SA (France)	1,557	73,970
BOC Hong Kong Holdings Ltd. (China)	5,500	21,631
Citigroup, Inc.	116,335	8,146,940
Citizens Financial Group, Inc.	23,600	834,496
Comerica, Inc.	8,200	595,648
Commerzbank AG (Germany)	1,553	11,182
Commonwealth Bank of Australia (Australia)	236	13,719
Credit Agricole SA (France)	1,822	21,836
DBS Group Holdings Ltd. (Singapore)	7,900	151,555
DNB ASA (Norway)	8,050	149,904
Erste Group Bank AG (Austria)*	1,237	45,929
Fifth Third Bancorp	37,321	1,041,256
First Republic Bank	8,200	800,730
Hang Seng Bank Ltd. (Hong Kong)	1,100	27,315
HSBC Holdings PLC (United Kingdom)	14,599	121,859
Huntington Bancshares, Inc.	50,836	702,553
Intesa Sanpaolo SpA (Italy)	22,914	49,027
Israel Discount Bank Ltd. (Israel) (Class A Stock)	10,860	44,353
JPMorgan Chase & Co.	160,545	17,948,931
KBC Group NV (Belgium)	377	24,746
KeyCorp.	48,500	860,875
Lloyds Banking Group PLC (United Kingdom)	109,687	78,974
M&T Bank Corp.	6,800	1,156,476
Mitsubishi UFJ Financial Group, Inc. (Japan)	43,900	208,872
People’s United Financial, Inc.(a)	16,500	276,870
PNC Financial Services Group, Inc. (The)	22,233	3,052,146
Raiffeisen Bank International AG (Austria)	4,372	102,685
Regions Financial Corp.	48,603	726,129
Resona Holdings, Inc. (Japan)	3,200	13,346
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	15,624	144,454
Societe Generale SA (France)	2,267	57,286
Sumitomo Mitsui Financial Group, Inc. (Japan)	2,100	74,264
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	3,100	112,626
SunTrust Banks, Inc.	21,700	1,363,845
SVB Financial Group*	2,700	606,393
U.S. Bancorp	73,785	3,866,334
United Overseas Bank Ltd. (Singapore)	2,100	40,533
Wells Fargo & Co.	200,464	9,485,956
Zions Bancorp NA	9,450	434,511

		68,477,663

Beverages — 0.9%
Asahi Group Holdings Ltd. (Japan)	2,000	90,078

SEE NOTES TO FINANCIAL STATEMENTS.

A2

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Beverages (continued)
Brown-Forman Corp. (Class B Stock)(a)	8,475	$469,769
Carlsberg A/S (Denmark) (Class B Stock)	162	21,457
Coca-Cola Co. (The)	188,601	9,603,563
Coca-Cola European Partners PLC (United Kingdom)	3,100	175,150
Constellation Brands, Inc. (Class A Stock)(a)	8,200	1,614,908
Diageo PLC (United Kingdom)	297	12,790
Molson Coors Brewing Co. (Class B Stock)	9,700	543,200
Monster Beverage Corp.*	19,200	1,225,536
PepsiCo, Inc.	69,307	9,088,227
Treasury Wine Estates Ltd. (Australia)	1,144	12,008

		22,856,686

Biotechnology — 1.1%
AbbVie, Inc.	72,300	5,257,656
Alexion Pharmaceuticals, Inc.*	10,900	1,427,682
Amgen, Inc.	30,537	5,627,359
Biogen, Inc.*	9,660	2,259,184
Celgene Corp.*	35,100	3,244,644
Gilead Sciences, Inc.	62,500	4,222,500
Incyte Corp.*	9,100	773,136
Regeneron Pharmaceuticals, Inc.*	3,940	1,233,220
Vertex Pharmaceuticals, Inc.*	12,600	2,310,588

		26,355,969

Building Products — 0.1%
A.O. Smith Corp.	6,800	320,688
Allegion PLC	4,633	512,178
Fortune Brands Home & Security, Inc.	6,600	377,058
Geberit AG (Switzerland)	57	26,609
Johnson Controls International PLC	43,222	1,785,501
Kingspan Group PLC (Ireland)	229	12,433
Masco Corp.	14,400	565,056

		3,599,523

Capital Markets — 1.3%
3i Group PLC (United Kingdom)	12,082	170,910
Affiliated Managers Group, Inc.	2,800	257,992
Ameriprise Financial, Inc.	6,720	975,475
ASX Ltd. (Australia)	297	17,178
Bank of New York Mellon Corp. (The)	43,058	1,901,011
BlackRock, Inc.	6,000	2,815,800
Cboe Global Markets, Inc.	5,600	580,328
Charles Schwab Corp. (The)	58,150	2,337,048
CME Group, Inc.(a)	17,600	3,416,336
E*TRADE Financial Corp.	11,720	522,712
Franklin Resources, Inc.(a)	13,700	476,760
Goldman Sachs Group, Inc. (The)	16,800	3,437,280
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	4,800	169,764
Intercontinental Exchange, Inc.	27,855	2,393,859
Invesco Ltd.	19,200	392,832
Macquarie Group Ltd. (Australia)	495	43,567
Moody’s Corp.	8,350	1,630,839
Morgan Stanley	64,880	2,842,393

COMMON STOCKS (continued)	Shares	Value
Capital Markets (continued)
MSCI, Inc.	4,200	$1,002,918
Nasdaq, Inc.	5,600	538,552
Northern Trust Corp.	10,600	954,000
Raymond James Financial, Inc.	6,500	549,575
S&P Global, Inc.	12,200	2,779,038
State Street Corp.	18,600	1,042,716
T. Rowe Price Group, Inc.	11,600	1,272,636

		32,521,519

Chemicals — 1.0%
Air Liquide SA (France)	91	12,739
Air Products & Chemicals, Inc.	10,800	2,444,796
Albemarle Corp.(a)	5,100	359,091
Arkema SA (France)	457	42,549
Celanese Corp.	6,300	679,140
CF Industries Holdings, Inc.	10,700	499,797
Corteva, Inc.*	36,847	1,089,566
Covestro AG (Germany), 144A	462	23,508
Dow, Inc.	36,847	1,816,926
DuPont de Nemours, Inc.	36,847	2,766,104
Eastman Chemical Co.	7,100	552,593
Ecolab, Inc.	12,500	2,468,000
FMC Corp.	6,800	564,060
International Flavors & Fragrances, Inc.(a)	4,600	667,414
Israel Chemicals Ltd. (Israel)	20,175	105,764
Linde PLC (United Kingdom)	27,100	5,441,680
LyondellBasell Industries NV (Class A Stock)	14,900	1,283,337
Mitsubishi Chemical Holdings Corp. (Japan)	2,000	14,002
Mitsubishi Gas Chemical Co., Inc. (Japan)	7,500	100,281
Mosaic Co. (The)	15,600	390,468
PPG Industries, Inc.	11,600	1,353,836
Sherwin-Williams Co. (The)	4,050	1,856,074
Shin-Etsu Chemical Co. Ltd. (Japan)	2,000	186,799
Showa Denko KK (Japan)	200	5,919
Solvay SA (Belgium)	110	11,423
Teijin Ltd. (Japan)	700	11,951

		24,747,817

Commercial Services & Supplies — 0.2%
Cintas Corp.	4,400	1,044,076
Copart, Inc.*(a)	9,800	732,452
Republic Services, Inc.	10,965	950,008
Rollins, Inc.	6,600	236,742
Waste Management, Inc.	19,142	2,208,412

		5,171,690

Communications Equipment — 0.6%
Arista Networks, Inc.*	2,600	675,012
Cisco Systems, Inc.	214,100	11,717,693
F5 Networks, Inc.*	2,900	422,327
Juniper Networks, Inc.	16,500	439,395
Motorola Solutions, Inc.	8,089	1,348,679
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	4,747	45,097

		14,648,203

SEE NOTES TO FINANCIAL STATEMENTS.

A3

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	2,769	$110,576
CIMIC Group Ltd. (Australia)	150	4,715
Eiffage SA (France)	119	11,759
Jacobs Engineering Group, Inc.	5,900	497,901
Kajima Corp. (Japan)	700	9,630
Obayashi Corp. (Japan)	14,300	141,149
Quanta Services, Inc.	7,400	282,606
Shimizu Corp. (Japan)	4,800	39,917
Taisei Corp. (Japan)	300	10,920
Vinci SA (France)	774	79,285

		1,188,458

Construction Materials — 0.1%
CRH PLC (Ireland)	1,147	37,513
HeidelbergCement AG (Germany)	900	72,930
Martin Marietta Materials, Inc.	3,100	713,341
Vulcan Materials Co.	6,600	906,246

		1,730,030

Consumer Finance — 0.3%
American Express Co.	33,900	4,184,616
Capital One Financial Corp.	22,961	2,083,481
Discover Financial Services	16,140	1,252,303
Synchrony Financial	31,972	1,108,469

		8,628,869

Containers & Packaging — 0.2%
Amcor PLC (United Kingdom)*	75,650	869,219
Avery Dennison Corp.	4,300	497,424
Ball Corp.	16,400	1,147,836
International Paper Co.	19,373	839,238
Packaging Corp. of America	4,800	457,536
Sealed Air Corp.	8,000	342,240
Westrock Co.	12,344	450,186

		4,603,679

Distributors — 0.0%
Genuine Parts Co.	7,200	745,776
LKQ Corp.*	15,000	399,150

		1,144,926

Diversified Consumer Services — 0.0%
H&R Block, Inc.	8,600	251,980

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc. (Class B Stock)*	95,640	20,387,579
Jefferies Financial Group, Inc.	13,300	255,759
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	13,300	70,699
ORIX Corp. (Japan)	9,700	144,903

		20,858,940

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	357,036	11,964,276
CenturyLink, Inc.(a)	42,679	501,905
Deutsche Telekom AG (Germany)	13,269	229,596
HKT Trust & HKT Ltd. (Hong Kong) (Class SS Stock)	6,000	9,523

COMMON STOCKS (continued)	Shares	Value
Diversified Telecommunication Services (continued)
Nippon Telegraph & Telephone Corp. (Japan)	4,100	$191,152
Swisscom AG (Switzerland)	36	18,084
Telecom Italia SpA (Italy), RSP	22,010	11,421
Telefonica SA (Spain)	7,056	57,957
Telenor ASA (Norway)	1,139	24,172
Telstra Corp. Ltd. (Australia)	35,919	97,044
Verizon Communications, Inc.	203,976	11,653,149

		24,758,279

Electric Utilities — 1.0%
Alliant Energy Corp.	10,600	520,248
American Electric Power Co., Inc.	24,160	2,126,322
Chubu Electric Power Co., Inc. (Japan)	900	12,636
Duke Energy Corp.	35,661	3,146,727
Edison International	16,000	1,078,560
Enel SpA (Italy)	35,323	246,686
Entergy Corp.	9,000	926,370
Evergy, Inc.	12,500	751,875
Eversource Energy(a)	15,600	1,181,856
Exelon Corp.	48,613	2,330,507
FirstEnergy Corp.	24,706	1,057,664
Iberdrola SA (Spain)	9,375	93,433
Kansai Electric Power Co., Inc. (The) (Japan)	10,100	115,825
NextEra Energy, Inc.	23,500	4,814,210
Pinnacle West Capital Corp.	5,900	555,131
PPL Corp.	35,600	1,103,956
Southern Co. (The)	50,700	2,802,696
Xcel Energy, Inc.(a)	25,510	1,517,590

		24,382,292

Electrical Equipment — 0.2%
AMETEK, Inc.	11,500	1,044,660
Eaton Corp. PLC	20,737	1,726,977
Emerson Electric Co.	30,100	2,008,272
Legrand SA (France)	364	26,624
Rockwell Automation, Inc.	6,200	1,015,746
Schneider Electric SE (France)	840	76,202

		5,898,481

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	14,600	1,400,724
Corning, Inc.	38,500	1,279,355
FLIR Systems, Inc.	6,100	330,010
Halma PLC (United Kingdom)	2,716	69,789
Hexagon AB (Sweden) (Class B Stock)	386	21,454
Hitachi Ltd. (Japan)	2,000	73,416
IPG Photonics Corp.*	1,700	262,225
Keysight Technologies, Inc.*	9,400	844,214
Kyocera Corp. (Japan)	500	32,753
TE Connectivity Ltd.	16,600	1,589,948
Venture Corp. Ltd. (Singapore)	400	4,819

		5,908,707

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co.	25,098	618,163

SEE NOTES TO FINANCIAL STATEMENTS.

A4

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Energy Equipment & Services (continued)
Halliburton Co.	41,700	$948,258
Helmerich & Payne, Inc.	5,400	273,348
National Oilwell Varco, Inc.	18,400	409,032
Schlumberger Ltd.	67,924	2,699,300
TechnipFMC PLC (United Kingdom)	20,600	534,364

		5,482,465

Entertainment — 1.0%
Activision Blizzard, Inc.	37,300	1,760,560
Electronic Arts, Inc.*	14,700	1,488,522
Netflix, Inc.*	21,570	7,923,092
Nexon Co. Ltd. (Japan)*	800	11,623
Nintendo Co. Ltd. (Japan)	100	36,769
Take-Two Interactive Software, Inc.*(a)	5,800	658,474
Viacom, Inc. (Class B Stock)	16,934	505,819
Vivendi SA (France)	1,613	44,376
Walt Disney Co. (The)	85,592	11,952,067

		24,381,302

Equity Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities, Inc.	5,600	790,104
American Tower Corp.	22,000	4,497,900
Apartment Investment & Management Co. (Class A Stock)	7,936	397,752
AvalonBay Communities, Inc.	7,275	1,478,134
Boston Properties, Inc.	7,800	1,006,200
Crown Castle International Corp.	20,400	2,659,140
Dexus (Australia)	1,497	13,661
Digital Realty Trust, Inc.(a)	10,300	1,213,237
Duke Realty Corp.	16,500	521,565
Equinix, Inc.	4,354	2,195,679
Equity Residential	18,400	1,396,928
Essex Property Trust, Inc.	3,350	977,965
Extra Space Storage, Inc.(a)	6,400	679,040
Federal Realty Investment Trust	3,700	476,412
Goodman Group (Australia)	17,915	189,181
HCP, Inc.	23,400	748,332
Host Hotels & Resorts, Inc.	34,082	620,974
Iron Mountain, Inc.(a)	13,102	410,093
Kimco Realty Corp.(a)	18,700	345,576
Land Securities Group PLC (United Kingdom)	13,409	141,962
Link REIT (Hong Kong)	500	6,148
Macerich Co. (The)(a)	5,500	184,195
Mid-America Apartment Communities, Inc. (Class A Stock)	5,800	683,008
Mirvac Group (Australia)	5,038	11,070
Nippon Building Fund, Inc. (Japan)	2	13,699
Prologis, Inc.	30,877	2,473,248
Public Storage	7,600	1,810,092
Realty Income Corp.	15,000	1,034,550
Regency Centers Corp.	8,700	580,638
SBA Communications Corp.*	5,500	1,236,620
Simon Property Group, Inc.(a)	15,193	2,427,234
SL Green Realty Corp.	4,300	345,591
UDR, Inc.	13,200	592,548
Ventas, Inc.(a)	17,918	1,224,695
Vornado Realty Trust	8,525	546,452

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Welltower, Inc.(a)	18,900	$1,540,917
Weyerhaeuser Co.	35,818	943,446

		36,413,986

Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	21,600	5,708,016
ICA Gruppen AB (Sweden)	123	5,284
J Sainsbury PLC (United Kingdom)	54,920	136,633
Koninklijke Ahold Delhaize NV (Netherlands)	6,472	145,471
Kroger Co. (The)	37,992	824,806
Seven & i Holdings Co. Ltd. (Japan)	200	6,774
Sysco Corp.	23,200	1,640,704
Tesco PLC (United Kingdom)	26,835	77,226
Walgreens Boots Alliance, Inc.(a)	39,300	2,148,531
Walmart, Inc.	69,800	7,712,202
Wm Morrison Supermarkets PLC (United Kingdom)	19,660	50,285
Woolworths Group Ltd. (Australia)	1,131	26,370

		18,482,302

Food Products — 0.6%
Archer-Daniels-Midland Co.	27,026	1,102,661
Associated British Foods PLC (United Kingdom)	550	17,217
Campbell Soup Co.(a)	9,000	360,630
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	2	14,538
Conagra Brands, Inc.	23,000	609,960
General Mills, Inc.	29,300	1,538,836
Hershey Co. (The)	6,800	911,404
Hormel Foods Corp.(a)	13,300	539,182
J.M. Smucker Co. (The)(a)	5,600	645,064
Kellogg Co.(a)	12,700	680,339
Kraft Heinz Co. (The)	29,717	922,416
Lamb Weston Holdings, Inc.	7,400	468,864
McCormick & Co., Inc.(a)	6,500	1,007,565
MEIJI Holdings Co. Ltd. (Japan)	200	14,305
Mondelez International, Inc. (Class A Stock)	70,753	3,813,587
Nestle SA (Switzerland)	5,038	521,487
Orkla ASA (Norway)	1,233	10,944
Tate & Lyle PLC (United Kingdom)	15,337	143,877
Toyo Suisan Kaisha Ltd. (Japan)	1,400	57,711
Tyson Foods, Inc. (Class A Stock)	15,400	1,243,396
WH Group Ltd. (Hong Kong), 144A	13,000	13,211
Wilmar International Ltd. (Singapore)	55,600	152,015

		14,789,209

Gas Utilities — 0.0%
Atmos Energy Corp.	5,400	570,024
Tokyo Gas Co. Ltd. (Japan)	600	14,137

		584,161

Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	86,500	7,274,650
ABIOMED, Inc.*	2,160	562,658
Alcon, Inc. (Switzerland)*	337	20,867
Align Technology, Inc.*	3,600	985,320

SEE NOTES TO FINANCIAL STATEMENTS.

A5

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Health Care Equipment & Supplies (continued)
Baxter International, Inc.	23,400	$1,916,460
Becton, Dickinson & Co.	13,210	3,329,052
Boston Scientific Corp.*	67,967	2,921,222
Cooper Cos., Inc. (The)	2,440	822,012
Danaher Corp.	30,800	4,401,936
DENTSPLY SIRONA, Inc.	11,800	688,648
Edwards Lifesciences Corp.*	10,200	1,884,348
Hologic, Inc.*	13,600	653,072
Hoya Corp. (Japan)	2,000	153,742
IDEXX Laboratories, Inc.*	4,400	1,211,452
Intuitive Surgical, Inc.*	5,860	3,073,863
Medtronic PLC	65,790	6,407,288
ResMed, Inc.	7,100	866,413
Smith & Nephew PLC (United Kingdom)	2,449	53,035
Sonova Holding AG (Switzerland)	86	19,559
Stryker Corp.	15,200	3,124,816
Teleflex, Inc.	2,400	794,760
Varian Medical Systems, Inc.*	4,600	626,198
Zimmer Biomet Holdings, Inc.	10,100	1,189,174

		42,980,545

Health Care Providers & Services — 1.3%
Alfresa Holdings Corp. (Japan)	2,900	71,738
AmerisourceBergen Corp.	8,100	690,606
Anthem, Inc.	12,800	3,612,288
Cardinal Health, Inc.	14,150	666,465
Centene Corp.*	20,800	1,090,752
Cigna Corp.	18,700	2,946,185
CVS Health Corp.	63,583	3,464,638
DaVita, Inc.*	6,400	360,064
Fresenius Medical Care AG & Co. KGaA (Germany)	468	36,806
Fresenius SE & Co. KGaA (Germany)	778	42,228
HCA Healthcare, Inc.	13,100	1,770,727
Henry Schein, Inc.*(a)	7,700	538,230
Humana, Inc.	6,650	1,764,245
Laboratory Corp. of America Holdings*	5,000	864,500
McKesson Corp.	9,430	1,267,298
Medipal Holdings Corp. (Japan)	6,700	148,091
Quest Diagnostics, Inc.	6,800	692,308
Ramsay Health Care Ltd. (Australia)	220	11,157
Sonic Healthcare Ltd. (Australia)	698	13,256
Suzuken Co. Ltd. (Japan)	300	17,629
UnitedHealth Group, Inc.	47,260	11,531,912
Universal Health Services, Inc. (Class B Stock)	4,300	560,677
WellCare Health Plans, Inc.*	2,500	712,675

		32,874,475

Health Care Technology — 0.1%
Cerner Corp.	16,400	1,202,120

Hotels, Restaurants & Leisure — 0.9%
Aristocrat Leisure Ltd. (Australia)	876	18,882
Carnival Corp.	19,300	898,415
Chipotle Mexican Grill, Inc.*	1,200	879,456
Compass Group PLC (United Kingdom)	5,475	131,275

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
Darden Restaurants, Inc.	6,450	$785,159
Flutter Entertainment PLC (Ireland)	114	8,584
Hilton Worldwide Holdings, Inc.	14,400	1,407,456
Marriott International, Inc. (Class A Stock)	13,828	1,939,930
McDonald’s Corp.	37,600	7,808,016
McDonald’s Holdings Co. Japan Ltd. (Japan)	200	8,821
MGM Resorts International	23,800	679,966
Norwegian Cruise Line Holdings Ltd.*	10,900	584,567
Oriental Land Co. Ltd. (Japan)	300	37,209
Royal Caribbean Cruises Ltd.	8,400	1,018,164
Sands China Ltd. (Macau)	3,600	17,228
Sodexo SA (France)	137	16,008
Starbucks Corp.	61,000	5,113,630
TUI AG (Germany)	591	5,808
Wynn Resorts Ltd.	4,700	582,753
Yum! Brands, Inc.	15,000	1,660,050

		23,601,377

Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	1,516	11,023
Berkeley Group Holdings PLC (United Kingdom)	3,268	154,895
D.R. Horton, Inc.	16,300	703,019
Garmin Ltd.	6,000	478,800
Leggett & Platt, Inc.	4,900	188,013
Lennar Corp. (Class A Stock)	13,600	659,056
Mohawk Industries, Inc.*	3,340	492,550
Newell Brands, Inc.	18,514	285,486
Persimmon PLC (United Kingdom)	458	11,625
PulteGroup, Inc.	11,922	376,974
Sekisui House Ltd. (Japan)	1,000	16,517
Sony Corp. (Japan)	1,900	99,496
Taylor Wimpey PLC (United Kingdom)	5,073	10,171
Whirlpool Corp.	3,426	487,725

		3,975,350

Household Products — 0.8%
Church & Dwight Co., Inc.	11,900	869,414
Clorox Co. (The)(a)	6,500	995,215
Colgate-Palmolive Co.	42,300	3,031,641
Essity AB (Sweden) (Class B Stock)	917	28,172
Henkel AG & Co. KGaA (Germany)	143	13,136
Kimberly-Clark Corp.	16,900	2,252,432
Procter & Gamble Co. (The)	123,125	13,500,656

		20,690,666

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp.	30,700	514,532
NRG Energy, Inc.	13,300	467,096

		981,628

Industrial Conglomerates — 0.7%
3M Co.	28,300	4,905,522
CK Hutchison Holdings Ltd. (Hong Kong)	10,000	98,455
General Electric Co.	426,730	4,480,665

SEE NOTES TO FINANCIAL STATEMENTS.

A6

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Industrial Conglomerates (continued)
Honeywell International, Inc.	35,812	$6,252,417
Roper Technologies, Inc.	5,200	1,904,552

		17,641,611

Insurance — 1.2%
Aflac, Inc.	36,800	2,017,008
Ageas (Belgium)	278	14,451
AIA Group Ltd. (Hong Kong)	18,200	196,797
Allianz SE (Germany)	1,261	304,124
Allstate Corp. (The)	16,300	1,657,547
American International Group, Inc.	42,639	2,271,806
Aon PLC	11,800	2,277,164
Arthur J Gallagher & Co.	8,500	744,515
Assurant, Inc.	3,000	319,140
Aviva PLC (United Kingdom)	5,779	30,587
Baloise Holding AG (Switzerland)	74	13,099
Chubb Ltd.	22,486	3,311,963
Cincinnati Financial Corp.	7,737	802,095
Everest Re Group Ltd.	2,200	543,796
Hartford Financial Services Group, Inc. (The)	17,700	986,244
Insurance Australia Group Ltd. (Australia)	3,582	20,762
Japan Post Holdings Co. Ltd. (Japan)	6,700	75,894
Legal & General Group PLC (United Kingdom)	50,315	172,391
Lincoln National Corp.	10,018	645,660
Loews Corp.	13,675	747,612
Marsh & McLennan Cos., Inc.	24,800	2,473,800
Medibank Private Ltd. (Australia)	37,931	92,879
MetLife, Inc.	47,800	2,374,226
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	229	57,491
NN Group NV (Netherlands)	3,330	133,996
Principal Financial Group, Inc.(a)	13,100	758,752
Progressive Corp. (The)	28,600	2,285,998
QBE Insurance Group Ltd. (Australia)	2,045	16,967
Swiss Life Holding AG (Switzerland)	52	25,799
Tokio Marine Holdings, Inc. (Japan)	900	45,150
Torchmark Corp.	5,025	449,537
Travelers Cos., Inc. (The)	12,935	1,934,041
Unum Group	9,910	332,481
Willis Towers Watson PLC	6,340	1,214,364
Zurich Insurance Group AG (Switzerland)	492	171,014

		29,519,150

Interactive Media & Services — 2.3%
Alphabet, Inc. (Class A Stock)*	14,740	15,960,472
Alphabet, Inc. (Class C Stock)*	15,163	16,389,838
Auto Trader Group PLC (United Kingdom), 144A	18,153	126,351
Facebook, Inc. (Class A Stock)*	117,820	22,739,260
TripAdvisor, Inc.*(a)	5,150	238,394
Twitter, Inc.*	36,800	1,284,320

		56,738,635

COMMON STOCKS (continued)	Shares	Value
Internet & Direct Marketing Retail — 1.8%
Amazon.com, Inc.*	20,370	$38,573,243
Booking Holdings, Inc.*	2,210	4,143,109
eBay, Inc.	42,100	1,662,950
Expedia Group, Inc.	5,950	791,529
Rakuten, Inc. (Japan)	6,300	75,157

		45,245,988

IT Services — 2.6%
Accenture PLC (Class A Stock)	31,300	5,783,301
Adyen NV (Netherlands), 144A*	83	64,119
Akamai Technologies, Inc.*	8,000	641,120
Alliance Data Systems Corp.	2,240	313,891
Automatic Data Processing, Inc.	21,400	3,538,062
Broadridge Financial Solutions, Inc.	6,000	766,080
Capgemini SE (France)	134	16,651
Cognizant Technology Solutions Corp. (Class A Stock)	28,200	1,787,598
DXC Technology Co.	13,128	724,009
Fidelity National Information Services, Inc.	15,900	1,950,612
Fiserv, Inc.*(a)	19,200	1,750,272
FleetCor Technologies, Inc.*	4,200	1,179,570
Gartner, Inc.*	4,400	708,136
Global Payments, Inc.	7,900	1,265,027
International Business Machines Corp.	43,700	6,026,230
Jack Henry & Associates, Inc.	3,400	455,328
Mastercard, Inc. (Class A Stock)	44,300	11,718,679
Obic Co. Ltd. (Japan)	700	79,490
Paychex, Inc.(a)	15,500	1,275,495
PayPal Holdings, Inc.*	57,500	6,581,450
Total System Services, Inc.	7,996	1,025,647
VeriSign, Inc.*	5,200	1,087,632
Visa, Inc. (Class A Stock)(a)	86,200	14,960,010
Western Union Co. (The)(a)	18,910	376,120
Wirecard AG (Germany)	918	155,515

		64,230,044

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	300	14,581
Hasbro, Inc.	5,700	602,376

		616,957

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	16,014	1,195,765
Illumina, Inc.*	7,400	2,724,310
IQVIA Holdings, Inc.*	7,800	1,255,020
Mettler-Toledo International, Inc.*	1,300	1,092,000
PerkinElmer, Inc.	5,900	568,406
QIAGEN NV*	310	12,585
Thermo Fisher Scientific, Inc.	19,780	5,808,990
Waters Corp.*	3,500	753,340

		13,410,416

Machinery — 0.8%
Alfa Laval AB (Sweden)	446	9,733
Alstom SA (France)	1,417	65,740
Amada Holdings Co. Ltd. (Japan)	1,400	15,803
Atlas Copco AB (Sweden) (Class A Stock)	1,031	32,944

SEE NOTES TO FINANCIAL STATEMENTS.

A7

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Machinery (continued)
Atlas Copco AB (Sweden) (Class B Stock)	585	$16,794
Caterpillar, Inc.	28,200	3,843,378
CNH Industrial NV (United Kingdom)	1,531	15,703
Cummins, Inc.	7,100	1,216,514
Daifuku Co. Ltd. (Japan)	200	11,287
Deere & Co.	15,680	2,598,333
Dover Corp.	7,500	751,500
Flowserve Corp.	6,100	321,409
Fortive Corp.	14,450	1,177,964
Illinois Tool Works, Inc.(a)	14,800	2,231,988
Ingersoll-Rand PLC	11,900	1,507,373
Mitsubishi Heavy Industries Ltd. (Japan)	1,800	78,518
PACCAR, Inc.	16,843	1,206,969
Parker-Hannifin Corp.	6,365	1,082,114
Pentair PLC	7,677	285,584
Sandvik AB (Sweden)	10,227	187,646
Schindler Holding AG (Switzerland)	71	15,520
SKF AB (Sweden) (Class B Stock)	581	10,683
Snap-on, Inc.(a)	2,800	463,792
Stanley Black & Decker, Inc.	7,697	1,113,063
Volvo AB (Sweden) (Class B Stock)	11,123	176,508
Wabtec Corp.(a)	7,151	513,156
Xylem, Inc.	9,000	752,760
Yangzijiang Shipbuilding Holdings Ltd. (China)	143,700	162,723

		19,865,499

Marine — 0.0%
AP Moller — Maersk A/S (Denmark) (Class A Stock)	5	5,808

Media — 0.7%
CBS Corp. (Class B Stock)	17,034	849,997
Charter Communications, Inc. (Class A Stock)*(a)	8,580	3,390,644
Comcast Corp. (Class A Stock)	222,380	9,402,226
Discovery, Inc. (Class A Stock)*(a)	7,800	239,460
Discovery, Inc. (Class C Stock)*	16,600	472,270
DISH Network Corp. (Class A Stock)*	11,400	437,874
Fox Corp. (Class A Stock)	17,700	648,528
Fox Corp. (Class B Stock)	8,233	300,751
Hakuhodo DY Holdings, Inc. (Japan)	900	15,201
I-CABLE Communications Ltd. (Hong Kong)*	3,831	49
Interpublic Group of Cos., Inc. (The)	18,831	425,392
News Corp. (Class A Stock)	16,175	218,201
News Corp. (Class B Stock)	4,800	67,008
Omnicom Group, Inc.(a)	11,000	901,450
Pearson PLC (United Kingdom)	1,202	12,505
Publicis Groupe SA (France)	319	16,853
RTL Group SA (Luxembourg)	138	7,063

		17,405,472

Metals & Mining — 0.2%
Anglo American PLC (South Africa)	7,358	210,128
ArcelorMittal (Luxembourg)	7,430	133,351
BHP Group Ltd. (Australia)	4,524	130,784

COMMON STOCKS (continued)	Shares	Value
Metals & Mining (continued)
BHP Group PLC (Australia)	2,908	$74,419
BlueScope Steel Ltd. (Australia)	821	6,955
Boliden AB (Sweden)	420	10,760
Fortescue Metals Group Ltd. (Australia)	11,390	72,230
Freeport-McMoRan, Inc.	69,788	810,239
JFE Holdings, Inc. (Japan)	700	10,325
Newcrest Mining Ltd. (Australia)	1,187	26,707
Newmont Goldcorp Corp.	41,600	1,600,352
Nippon Steel Corp. (Japan)	1,100	18,952
Nucor Corp.	15,000	826,500
Rio Tinto Ltd. (Australia)	568	41,446
Rio Tinto PLC (Australia)	2,256	139,766
South32 Ltd. (Australia)	7,203	16,069

		4,128,983

Multiline Retail — 0.2%
Dollar General Corp.	12,900	1,743,564
Dollar Tree, Inc.*	11,665	1,252,704
Harvey Norman Holdings Ltd. (Australia)	8,697	24,894
Kohl’s Corp.(a)	8,300	394,665
Macy’s, Inc.	14,674	314,904
Next PLC (United Kingdom)	214	15,019
Nordstrom, Inc.(a)	4,800	152,928
Target Corp.	25,600	2,217,216
Wesfarmers Ltd. (Australia)	1,540	39,098

		6,154,992

Multi-Utilities — 0.5%
AGL Energy Ltd. (Australia)	10,885	152,881
Ameren Corp.	12,200	916,342
CenterPoint Energy, Inc.	24,000	687,120
CMS Energy Corp.	13,900	804,949
Consolidated Edison, Inc.	15,800	1,385,344
Dominion Energy, Inc.	39,215	3,032,104
DTE Energy Co.	9,100	1,163,708
E.ON SE (Germany)	6,644	72,103
Engie SA (France)	2,790	42,283
National Grid PLC (United Kingdom)	5,356	56,836
NiSource, Inc.	17,300	498,240
Public Service Enterprise Group, Inc.	24,500	1,441,090
Sempra Energy	13,419	1,844,307
WEC Energy Group, Inc.	15,513	1,293,319

		13,390,626

Oil, Gas & Consumable Fuels — 2.2%
Anadarko Petroleum Corp.	24,554	1,732,530
Apache Corp.(a)	17,614	510,278
BP PLC (United Kingdom)	12,525	87,397
Cabot Oil & Gas Corp.	19,400	445,424
Chevron Corp.	93,222	11,600,546
Cimarex Energy Co.	4,600	272,918
Concho Resources, Inc.	9,600	990,528
ConocoPhillips	55,577	3,390,197
Devon Energy Corp.	20,300	578,956
Diamondback Energy, Inc.	7,000	762,790
Eni SpA (Italy)	4,231	70,433
EOG Resources, Inc.	28,500	2,655,060
Exxon Mobil Corp.	207,699	15,915,974

SEE NOTES TO FINANCIAL STATEMENTS.

A8

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Hess Corp.	12,700	$807,339
HollyFrontier Corp.	8,200	379,496
Kinder Morgan, Inc.	95,398	1,991,910
Marathon Oil Corp.	37,182	528,356
Marathon Petroleum Corp.	33,019	1,845,102
Neste OYJ (Finland)	3,906	132,913
Noble Energy, Inc.	21,900	490,560
Occidental Petroleum Corp.	36,800	1,850,304
OMV AG (Austria)	227	11,079
ONEOK, Inc.	19,900	1,369,319
Phillips 66	20,638	1,930,479
Pioneer Natural Resources Co.	8,550	1,315,503
Repsol SA (Spain)	6,886	108,093
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	6,913	225,887
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	5,707	186,996
Santos Ltd. (Australia)	28,789	143,499
Snam SpA (Italy)	22,896	113,770
TOTAL SA (France)	1,298	72,718
Valero Energy Corp.	20,500	1,755,005
Williams Cos., Inc. (The)	58,400	1,637,536
Woodside Petroleum Ltd. (Australia)	1,430	36,562

		55,945,457

Paper & Forest Products — 0.0%
Oji Holdings Corp. (Japan)	23,900	138,462

Personal Products — 0.1%
Coty, Inc. (Class A Stock)	14,700	196,980
Estee Lauder Cos., Inc. (The) (Class A Stock)	10,700	1,959,277
L’Oreal SA (France)	387	110,199
Unilever NV (United Kingdom), CVA	4,089	248,944
Unilever PLC (United Kingdom)	1,882	116,945

		2,632,345

Pharmaceuticals — 2.3%
Allergan PLC	15,375	2,574,236
Astellas Pharma, Inc. (Japan)	5,900	84,178
AstraZeneca PLC (United Kingdom)	255	20,836
Bayer AG (Germany)	870	60,164
Bristol-Myers Squibb Co.	80,070	3,631,174
Chugai Pharmaceutical Co. Ltd. (Japan)	200	13,080
Eisai Co. Ltd. (Japan)	400	22,655
Eli Lilly & Co.	42,400	4,697,496
GlaxoSmithKline PLC (United Kingdom)	3,085	61,762
H. Lundbeck A/S (Denmark)	1,316	51,951
Johnson & Johnson	130,978	18,242,616
Merck & Co., Inc.	126,533	10,609,792
Merck KGaA (Germany)	204	21,328
Mylan NV*	23,300	443,632
Nektar Therapeutics*	7,200	256,176
Novartis AG (Switzerland)	4,893	446,598
Novo Nordisk A/S (Denmark) (Class B Stock)	2,741	139,839
Ono Pharmaceutical Co. Ltd. (Japan)	600	10,770

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
Perrigo Co. PLC	5,700	$271,434
Pfizer, Inc.	272,170	11,790,404
Recordati SpA (Italy)	354	14,758
Roche Holding AG (Switzerland)	1,628	458,389
Sanofi (France)	3,289	284,248
Shionogi & Co. Ltd. (Japan)	2,700	155,797
UCB SA (Belgium)	171	14,180
Zoetis, Inc.	23,500	2,667,015

		57,044,508

Professional Services — 0.2%
Equifax, Inc.(a)	5,900	797,916
IHS Markit Ltd.*	17,800	1,134,216
Intertek Group PLC (United Kingdom)	250	17,471
Nielsen Holdings PLC	17,000	384,200
Recruit Holdings Co. Ltd. (Japan)	3,500	117,211
RELX PLC (United Kingdom)	2,940	71,393
Robert Half International, Inc.	5,700	324,957
Verisk Analytics, Inc.	8,200	1,200,972
Wolters Kluwer NV (Netherlands)	2,115	153,997

		4,202,333

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	15,100	774,630
CK Asset Holdings Ltd. (Hong Kong)	3,500	27,357
Daiwa House Industry Co. Ltd. (Japan)	900	26,272
Henderson Land Development Co. Ltd. (Hong Kong)	2,200	12,129
Hongkong Land Holdings Ltd. (Hong Kong)	21,100	135,953
Hysan Development Co. Ltd. (Hong Kong)	2,000	10,342
Mitsubishi Estate Co. Ltd. (Japan)	1,800	33,571
Sumitomo Realty & Development Co. Ltd. (Japan)	500	17,878
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	12,500	153,992
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	2,000	14,096

		1,206,220

Road & Rail — 0.5%
Aurizon Holdings Ltd. (Australia)	3,073	11,659
Central Japan Railway Co. (Japan)	200	40,092
CSX Corp.(a)	38,000	2,940,060
East Japan Railway Co. (Japan)	300	28,112
J.B. Hunt Transport Services, Inc.	3,800	347,358
Kansas City Southern	5,200	633,464
Norfolk Southern Corp.	13,100	2,611,223
Union Pacific Corp.	35,500	6,003,405
West Japan Railway Co. (Japan)	300	24,290

		12,639,663

Semiconductors & Semiconductor Equipment — 1.8%
Advanced Micro Devices, Inc.*(a)	41,200	1,251,244
Analog Devices, Inc.	18,058	2,038,206
Applied Materials, Inc.	46,500	2,088,315
Broadcom, Inc.	19,480	5,607,513
Intel Corp.	220,400	10,550,548

SEE NOTES TO FINANCIAL STATEMENTS.

A9

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
KLA-Tencor Corp.	8,150	$963,330
Lam Research Corp.	7,550	1,418,192
Maxim Integrated Products, Inc.	13,400	801,588
Microchip Technology, Inc.(a)	11,800	1,023,060
Micron Technology, Inc.*	54,900	2,118,591
NVIDIA Corp.	29,750	4,885,842
NXP Semiconductors NV (Netherlands)	400	39,044
Qorvo, Inc.*	6,007	400,126
QUALCOMM, Inc.	59,400	4,518,558
Skyworks Solutions, Inc.	9,000	695,430
STMicroelectronics NV (Switzerland)	929	16,495
SUMCO Corp. (Japan)	400	4,783
Texas Instruments, Inc.	46,000	5,278,960
Tokyo Electron Ltd. (Japan)	400	56,275
Xilinx, Inc.(a)	12,800	1,509,376

		45,265,476

Software — 3.3%
Adobe, Inc.*	24,000	7,071,600
ANSYS, Inc.*	4,100	839,762
Autodesk, Inc.*	10,800	1,759,320
Cadence Design Systems, Inc.*	13,600	963,016
Check Point Software Technologies Ltd. (Israel)*	200	23,122
Citrix Systems, Inc.	6,500	637,910
CyberArk Software Ltd. (Israel)*	1,000	127,840
Dassault Systemes SE (France)	973	155,380
Fortinet, Inc.*	7,200	553,176
Intuit, Inc.	12,700	3,318,891
Micro Focus International PLC (United Kingdom)	1,096	28,751
Microsoft Corp.	377,500	50,569,900
Nice Ltd. (Israel)*	94	12,803
Oracle Corp.	123,700	7,047,189
Red Hat, Inc.*	8,700	1,633,512
salesforce.com, Inc.*	37,700	5,720,221
SAP SE (Germany)	337	46,299
Symantec Corp.	30,578	665,377
Synopsys, Inc.*	7,400	952,306
Temenos AG (Switzerland)*	101	18,087

		82,144,462

Specialty Retail — 1.1%
ABC-Mart, Inc. (Japan)	300	19,558
Advance Auto Parts, Inc.	3,500	539,490
AutoZone, Inc.*	1,300	1,429,311
Best Buy Co., Inc.	11,425	796,665
CarMax, Inc.*(a)	8,200	712,006
Fast Retailing Co. Ltd. (Japan)	200	121,229
Foot Locker, Inc.	5,500	230,560
Gap, Inc. (The)	9,500	170,715
Hennes & Mauritz AB (Sweden) (Class B Stock)	1,359	24,165
Home Depot, Inc. (The)	55,050	11,448,748
L Brands, Inc.(a)	10,906	284,647
Lowe’s Cos., Inc.	39,300	3,965,763
O’Reilly Automotive, Inc.*	3,900	1,440,348

COMMON STOCKS (continued)	Shares	Value
Specialty Retail (continued)
Ross Stores, Inc.	18,200	$1,803,984
Tiffany & Co.(a)	5,220	488,801
TJX Cos., Inc. (The)	60,700	3,209,816
Tractor Supply Co.(a)	6,000	652,800
Ulta Beauty, Inc.*	2,900	1,005,981

		28,344,587

Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	218,590	43,263,333
FUJIFILM Holdings Corp. (Japan)	3,400	172,918
Hewlett Packard Enterprise Co.	67,448	1,008,348
HP, Inc.	75,148	1,562,327
Konica Minolta, Inc. (Japan)	3,200	31,265
NEC Corp. (Japan)	400	15,790
NetApp, Inc.(a)	12,100	746,570
Ricoh Co. Ltd. (Japan)	3,300	33,030
Seagate Technology PLC	12,100	570,152
Western Digital Corp.(a)	14,703	699,128
Xerox Corp.	9,290	328,959

		48,431,820

Textiles, Apparel & Luxury Goods — 0.4%
adidas AG (Germany)	619	191,258
Capri Holdings Ltd.*	7,600	263,568
Hanesbrands, Inc.(a)	15,400	265,188
Hermes International (France)	43	31,035
Kering SA (France)	273	161,110
LVMH Moet Hennessy Louis Vuitton SE (France)	699	297,622
Moncler SpA (Italy)	242	10,383
NIKE, Inc. (Class B Stock)	61,700	5,179,715
PVH Corp.	3,700	350,168
Ralph Lauren Corp.	2,500	283,975
Swatch Group AG (The) (Switzerland)	77	4,177
Tapestry, Inc.	13,400	425,182
Under Armour, Inc. (Class A Stock)*(a)	7,500	190,125
Under Armour, Inc. (Class C Stock)*(a)	7,374	163,703
VF Corp.	15,800	1,380,130

		9,197,339

Tobacco — 0.4%
Altria Group, Inc.	91,900	4,351,465
British American Tobacco PLC (United Kingdom)	5,436	190,058
Imperial Brands PLC (United Kingdom)	4,429	103,962
Japan Tobacco, Inc. (Japan)	1,500	33,104
Philip Morris International, Inc.	76,200	5,983,986

		10,662,575

Trading Companies & Distributors — 0.1%
Ashtead Group PLC (United Kingdom)	1,613	46,268
Fastenal Co.	27,400	892,966
ITOCHU Corp. (Japan)	2,600	49,762
Marubeni Corp. (Japan)	2,400	15,923
Mitsubishi Corp. (Japan)	2,100	55,448
Mitsui & Co. Ltd. (Japan)	10,300	167,994
Sumitomo Corp. (Japan)	10,300	156,385
United Rentals, Inc.*	4,100	543,783

SEE NOTES TO FINANCIAL STATEMENTS.

A10

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Trading Companies & Distributors (continued)
W.W. Grainger, Inc.	2,300	$616,929

		2,545,458

Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	681	135,032
Fraport AG Frankfurt Airport Services Worldwide (Germany)	869	74,827
Kamigumi Co. Ltd. (Japan)	5,700	135,076

		344,935

Water Utilities — 0.0%
American Water Works Co., Inc.(a)	9,100	1,055,600
United Utilities Group PLC (United Kingdom)	1,042	10,355

		1,065,955

Wireless Telecommunication Services — 0.0%
KDDI Corp. (Japan)	3,600	91,535
NTT DOCOMO, Inc. (Japan)	2,000	46,648
SoftBank Group Corp. (Japan)	1,200	57,592
Vodafone Group PLC (United Kingdom)	3,646	5,980

		201,755

TOTAL COMMON STOCKS (cost $371,809,484)		1,224,753,177

EXCHANGE-TRADED FUNDS — 0.3%
iShares Core S&P 500 ETF	22,300	6,572,925
iShares MSCI EAFE ETF	3,259	214,214

TOTAL EXCHANGE-TRADED FUNDS (cost $5,859,562)		6,787,139

PREFERRED STOCKS — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	75	4,661
Porsche Automobil Holding SE (Germany) (PRFC)	227	14,760

		19,421

Banks — 0.0%
Citigroup Capital XIII, 8.953% (Capital Security, fixed to floating preferred)(a)	20,000	551,800

Capital Markets — 0.1%
State Street Corp., 5.350%, (Capital Security, fixed to floating preferred)	30,000	793,500

Health Care Equipment & Supplies — 0.0%
Sartorius AG (Germany) (PRFC)	55	11,289

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	245	23,941

TOTAL PREFERRED STOCKS (cost $1,310,609)		1,399,951

RIGHTS* — 0.0%	Units	Value
Construction & Engineering
ACS Actividades de Construccion y Servicios SA (Spain), expiring 07/10/19 (cost $4,573)	2,769	$4,345

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 7.9%
Automobiles — 2.3%
AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class C
3.500%	01/18/24	1,200	1,232,156
Series 2019-01, Class B
3.130%	02/18/25	600	611,162
Series 2019-01, Class C
3.360%	02/18/25	700	717,143
Series 2019-02, Class C
2.740%	04/18/25	1,400	1,405,889
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-01A, Class A, 144A
2.500%	07/20/21	1,700	1,701,531
Series 2015-02A, Class A, 144A
2.630%	12/20/21	3,200	3,208,122
Series 2018-01A, Class A, 144A
3.700%	09/20/24	1,300	1,355,096
Series 2018-02A, Class A, 144A
4.000%	03/20/25	1,100	1,162,590
Series 2019-02A, Class A, 144A
3.350%	09/22/25	2,000	2,061,294
Drive Auto Receivables Trust,
Series 2018-01, Class B
2.880%	02/15/22	386	386,050
Series 2019-03, Class B
2.650%	02/15/24	900	903,211
Ford Credit Auto Owner Trust,
Series 2017-01, Class A, 144A
2.620%	08/15/28	800	809,506
Series 2017-02, Class A, 144A
2.360%	03/15/29	4,200	4,209,341
Series 2018-01, Class A, 144A
3.190%	07/15/31	700	721,497
Series 2018-02, Class A, 144A
3.470%	01/15/30	2,200	2,304,356
Series 2019-01, Class A, 144A
3.520%	07/15/30	3,900	4,078,486
Ford Credit Floorplan Master Owner Trust,
Series 2017-03, Class A
2.480%	09/15/24	3,300	3,336,908
Series 2018-02, Class A
3.170%	03/15/25	9,700	10,042,966
Ford Credit Floorplan Master Owner Trust A,
Series 2019-02, Class A
3.060%	04/15/26	1,000	1,030,721
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24	300	309,210
OneMain Direct Auto Receivables Trust,
Series 2017-01A, Class A, 144A
2.160%	10/15/20	69	69,038

SEE NOTES TO FINANCIAL STATEMENTS.

A11

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
Series 2017-02A, Class B, 144A
2.550%	11/14/23	2,300	$2,296,600
Series 2017-02A, Class C, 144A
2.820%	07/15/24	600	600,857
Series 2018-01A, Class A, 144A
3.430%	12/16/24	3,800	3,853,482
Series 2019-01A, Class A, 144A
3.630%	09/14/27	3,600	3,723,427
Santander Drive Auto Receivables Trust,
Series 2018-02, Class C
3.350%	07/17/23	30	30,284
Series 2018-04, Class C
3.560%	07/15/24	1,500	1,522,772
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	4,100	4,148,047

			57,831,742

Collateralized Loan Obligations — 3.1%
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%
3.877%(c)	07/15/29	500	500,013
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 1.340%
3.941%(c)	07/18/30	1,000	1,001,431
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%
3.847%(c)	07/15/29	1,000	1,000,588
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820%
3.408%(c)	01/17/28	1,000	992,999
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250%
3.847%(c)	04/15/29	2,500	2,492,951
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200%
3.788%(c)	10/17/31	7,000	6,976,089
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class A, 144A, 3 Month LIBOR + 0.790%
3.308%(c)	11/15/26	975	973,028
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010%
3.607%(c)	04/15/31	1,000	988,241
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000%
3.565%(c)	02/05/31	250	247,793
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.732%(c)	10/19/28	7,000	6,992,743
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%
3.872%(c)	10/23/29	1,250	1,248,907
Jackson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.830%
3.427%(c)	04/15/27	1,250	1,245,119

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
3.893%(c)	04/20/32	4,750	$4,753,748
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 3 Month LIBOR + 1.175%
3.756%(c)	10/20/31	4,250	4,218,368
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120%
3.712%(c)	04/21/31	3,500	3,467,289
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120%
3.717%(c)	07/15/31	2,500	2,476,261
Ocean Trails CLO Ltd. (Cayman Islands),
Series 2019-07A, Class A1, 144A, 3 Month LIBOR + 1.400%
3.942%(c)	04/17/30	1,750	1,751,886
OCP CLO Ltd. (Cayman Islands),
Series 2019-17A, Class A1, 144A
—%(p)	07/20/32	7,000	7,000,000
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080%
3.668%(c)	04/17/31	3,000	2,966,214
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%
3.833%(c)	10/30/30	750	749,897
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220%
3.748%(c)	11/14/29	500	498,829
Sound Point CLO Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 0.880%
3.472%(c)	07/20/27	1,000	1,000,008
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300%
3.888%(c)	07/17/26	2,500	2,500,419
TIAA CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200%
3.792%(c)	07/20/31	1,750	1,739,825
TICP CLO Ltd. (Cayman Islands),
Series 2017-07A, Class AS, 144A, 3 Month LIBOR + 1.230%
3.827%(c)	07/15/29	1,000	999,582
Trimaran Cavu Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460%
3.927%(c)	07/20/32	7,500	7,503,865
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A, 144A, 3 Month LIBOR + 1.320%
3.900%(c)	07/25/29	1,000	1,001,960
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210%
3.790%(c)	01/25/31	1,750	1,736,563
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%
3.477%(c)	07/15/27	1,000	1,000,021
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320%
3.912%(c)	04/20/29	1,500	1,499,384
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150%
3.738%(c)	01/17/31	2,000	1,989,067

SEE NOTES TO FINANCIAL STATEMENTS.

A12

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200%
3.792%(c)	10/20/31	3,750	$3,727,180
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370%
3.967%(c)	07/15/29	1,250	1,255,034

			78,495,302

Consumer Loans — 0.2%
OneMain Financial Issuance Trust,
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800%
3.201%(c)	09/14/32	2,600	2,605,371
Oportun Funding X LLC,
Series 2018-C, Class A, 144A
4.100%	10/08/24	1,100	1,128,099
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A
4.150%	12/09/24	800	822,644

			4,556,114

Credit Cards — 0.2%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	4,300	4,774,757

Equipment — 0.3%
MMAF Equipment Finance LLC,
Series 2017-B, Class A4, 144A
2.410%	11/15/24	1,300	1,309,236
Series 2017-B, Class A5, 144A
2.720%	06/15/40	2,100	2,138,848
Series 2018-A, Class A4, 144A
3.390%	01/10/25	1,200	1,239,289
Series 2018-A, Class A5, 144A
3.610%	03/10/42	500	523,852
Series 2019-A, Class A5, 144A
3.080%	11/12/41	1,600	1,646,110

			6,857,335

Home Equity Loans — 0.1%
CDC Mortgage Capital Trust,
Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650%
4.054%(c)	03/25/33	98	98,975
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.200%
3.604%(c)	05/25/33	59	59,662
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-HE01, Class M1, 1 Month LIBOR + 0.900%
3.304%(c)	07/25/32	65	64,932
Series 2002-NC04, Class M1, 1 Month LIBOR + 1.275%
3.679%(c)	09/25/32	1,627	1,630,194

			1,853,763

Other — 0.2%
Park Avenue Funding Trust,
Series 2019-02, Class PT, 144A
—%(p)	11/27/20	2,070	2,070,000
Sierra Timeshare Receivables Funding LLC,
Series 2018-02A, Class A, 144A
3.500%	06/20/35	1,262	1,297,776

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Other (continued)
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800%
5.204%(c)	06/25/24		2,240	$2,240,000

				5,607,776

Residential Mortgage-Backed Securities — 0.7%
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB06, Class A3
3.649%	07/25/35		199	198,743
CSMC Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%
5.590%(c)	12/26/46		2,375	2,386,367
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58		1,278	1,294,677
CWABS, Inc., Asset-Backed Certificates,
Series 2004-01, Class M1, 1 Month LIBOR + 0.750%
3.154%(c)	03/25/34		770	773,925
Equity One Mortgage Pass-Through Trust,
Series 2004-03, Class M1
4.498%	07/25/34		246	254,337
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59		193	194,890
Series 2019-GS03, Class A1, 144A
3.750%	04/25/59		196	198,308
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59		1,094	1,101,987
Series 2019-SL01, Class A, 144A
4.000%	12/28/54		183	184,192
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795%
3.199%(c)	06/25/34		176	174,952
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61		1,455	1,460,274
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	03/16/23	EUR	2,001	2,270,758
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57		896	900,580
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600%
3.004%(c)	02/25/57		2,583	2,575,841
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57		2,193	2,209,878
Series 2018-02, Class A1, 144A
3.250%(cc)	03/25/58		210	213,374
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58		94	97,697
Series 2018-05, Class A1, 144A
3.250%(cc)	07/25/58		728	742,932

				17,233,712

Student Loans — 0.8%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42		1,959	1,959,747

SEE NOTES TO FINANCIAL STATEMENTS.

A13

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans (continued)
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44	1,329	$1,355,046
Series 2018-CGS, Class A1, 144A
3.870%	02/25/46	536	556,315
Series 2018-CGS, Class A2, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
3.204%(c)	02/25/46	652	649,108
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A
2.810%	11/25/42	1,451	1,467,928
Series 2018-B, Class A2FX, 144A
3.540%	05/26/43	2,200	2,253,752
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42	3,300	3,353,045
Series 2018-CA, Class A2, 144A
3.520%	06/16/42	1,200	1,232,448
Series 2019-CA, Class A2, 144A
3.130%	02/15/68	1,400	1,429,800
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48	2,600	2,728,944
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48	1,400	1,422,750
SoFi Professional Loan Program Trust,
Series 2018-B, Class A1FX, 144A
2.640%	08/25/47	1,246	1,249,122
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	2,200	2,258,293

			21,916,298

TOTAL ASSET-BACKED SECURITIES (cost $196,567,823)			199,126,799

BANK LOANS — 0.0%
Software
First Data Corp.,
2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%
4.404%(c)	07/08/22	736	735,095
2024A New Dollar Term Loan, 1 Month LIBOR + 2.000%
4.404%(c)	04/26/24	500	499,444

TOTAL BANK LOANS (cost $1,233,569)			1,234,539

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.0%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	3,100	3,106,573
BBCMS Mortgage Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	3,850	4,236,784
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	3,600	3,889,424

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A3
3.014%	05/10/58	2,500	$2,546,643
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class A3
2.815%	04/10/46	888	906,008
Series 2014-GC21, Class A4
3.575%	05/10/47	1,058	1,108,456
Series 2016-C01, Class A3
2.944%	05/10/49	2,700	2,760,705
Series 2017-P07, Class A3
3.442%	04/14/50	4,000	4,212,582
Commercial Mortgage Trust,
Series 2014-CR15, Class A2
2.928%	02/10/47	590	589,578
Series 2014-CR18, Class A4
3.550%	07/15/47	2,100	2,195,321
Series 2014-LC17, Class A4
3.648%	10/10/47	5,000	5,286,394
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	2,500	2,628,496
Series 2017-C08, Class A3
3.127%	06/15/50	3,800	3,888,621
Fannie Mae-Aces,
Series 2015-M08, Class AB2
2.829%(cc)	01/25/25	2,158	2,225,039
Series 2015-M17, Class A2
3.035%(cc)	11/25/25	3,000	3,107,568
Series 2016-M07, Class AB2
2.385%	09/25/26	1,800	1,793,158
Series 2017-M01, Class A2
2.496%(cc)	10/25/26	1,600	1,597,763
Series 2017-M04, Class A2
2.672%(cc)	12/25/26	8,600	8,670,755
Series 2017-M08, Class A2
3.061%(cc)	05/25/27	5,900	6,139,212
Series 2018-M04, Class A2
3.144%(cc)	03/25/28	3,075	3,203,454
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.535%(cc)	05/25/22	19,074	649,895
Series K021, Class X1, IO
1.568%(cc)	06/25/22	5,271	192,974
Series K055, Class X1, IO
1.499%(cc)	03/25/26	4,599	356,221
Series K064, Class AM
3.327%(cc)	03/25/27	4,200	4,451,501
Series K068, Class AM
3.315%	08/25/27	4,100	4,345,526
Series K069, Class A2
3.187%(cc)	09/25/27	3,500	3,693,145
Series K069, Class AM
3.248%(cc)	09/25/27	750	790,249
Series K070, Class A2
3.303%(cc)	11/25/27	5,200	5,532,925

SEE NOTES TO FINANCIAL STATEMENTS.

A14

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series K070, Class AM
3.364%	12/25/27	1,100	$1,171,034
Series K072, Class A2
3.444%	12/25/27	1,400	1,504,142
Series K075, Class AM
3.650%(cc)	02/25/28	2,550	2,760,833
Series K076, Class A2
3.900%	04/25/28	6,200	6,885,704
Series K076, Class AM
3.900%	04/25/28	1,825	2,014,826
Series K077, Class A2
3.850%(cc)	05/25/28	3,470	3,834,128
Series K077, Class AM
3.850%(cc)	05/25/28	690	758,919
Series K080, Class AM
3.986%(cc)	07/25/28	5,150	5,713,136
Series K081, Class AM
3.900%(cc)	08/25/28	2,600	2,869,943
Series K086, Class AM
3.919%(cc)	12/25/28	800	888,430
Series K157, Class A2
3.990%(cc)	05/25/33	3,100	3,482,981
Series K711, Class X1, IO
1.686%(cc)	07/25/19	1,512	189
Series W5FX, Class AFX
3.336%(cc)	04/25/28	1,630	1,704,161
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4
3.136%	02/10/48	3,000	3,101,233
Series 2015-GC34, Class A3
3.244%	10/10/48	4,800	4,993,977
Series 2016-GS03, Class A3
2.592%	10/10/49	4,200	4,210,766
Series 2016-GS04, Class A3
3.178%	11/10/49	4,000	4,151,411
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	1,100	1,146,310
Series 2015-C27, Class A3A1
2.920%	02/15/48	5,000	5,090,805
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A3
3.109%	07/15/50	5,581	5,735,852
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	2,500	2,548,822
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A3
3.139%	06/15/45	37	36,870
Series 2012-LC09, Class A4
2.611%	12/15/47	153	153,007
Series 2013-LC11, Class A4
2.694%	04/15/46	498	506,059
LB-UBS Commercial Mortgage Trust,
Series 2007-C06, Class AM
6.114%(cc)	07/15/40	12	12,275

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A3
2.863%	12/15/48	1,081	$1,101,461
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3
3.540%	12/15/48	5,000	5,278,617
Series 2016-UB11, Class A3
2.531%	08/15/49	6,300	6,266,441
Series 2019-H06, Class A3
3.158%	06/15/52	5,000	5,136,974
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	2,500	2,596,573
Series 2017-C05, Class A4
3.212%	11/15/50	5,000	5,172,082
Series 2018-C09, Class A3
3.854%	03/15/51	1,800	1,946,324
Series 2018-C14, Class A3
4.180%	12/15/51	2,900	3,216,288
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A4
2.792%	12/10/45	1,400	1,420,566
Series 2013-C05, Class A3
2.920%	03/10/46	2,676	2,730,531
Series 2013-C06, Class A3
2.971%	04/10/46	1,498	1,531,934
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	4,500	4,503,834
Series 2017-C38, Class A4
3.190%	07/15/50	3,300	3,411,674
Series 2019-C49, Class A3
3.749%	03/15/52	7,300	7,745,081

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $194,131,411)			201,439,163

CORPORATE BONDS — 11.5%
Aerospace & Defense — 0.2%
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	706	761,604
Embraer Overseas Ltd. (Brazil),
Gtd. Notes, 144A
5.696%	09/16/23	765	837,683
General Dynamics Corp.,
Gtd. Notes
3.000%	05/11/21	1,790	1,818,984
United Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	910	999,727

			4,417,998

Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24	2,685	2,702,633

SEE NOTES TO FINANCIAL STATEMENTS.

A15

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines — 0.2%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	2,115	$2,150,444
Continental Airlines 2001-1 Class A-1 Pass-Through Trust,
Pass-Through Certificates
6.703%	12/15/22	13	13,847
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	05/10/21	412	417,557
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	07/12/22	323	332,034
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	293	306,110
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	214	235,332
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	1,300	1,301,579

			4,756,903

Auto Manufacturers — 0.4%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%
3.014%(c)	04/12/21	355	355,306
Gtd. Notes, 144A
3.100%	04/12/21	480	485,616
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.100%	05/04/20	875	879,658
3.350%	05/04/21	1,455	1,475,468
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46	665	618,558
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21	515	517,644
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43	740	787,738
6.600%	04/01/36	585	647,597
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%
3.442%(c)	04/09/21	820	819,626
Gtd. Notes
3.550%	04/09/21	620	629,028
3.950%	04/13/24	1,700	1,736,824
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, MTN
2.850%	01/15/21	2,300	2,304,500

			11,257,563

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks — 3.3%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
3.724%(c)	04/12/23		400	$398,318
Sr. Unsec’d. Notes
3.848%	04/12/23		800	830,480
Bank of America Corp.,
Jr. Sub. Notes, Series DD
6.300%(ff)	—	(rr)	275	306,982
Jr. Sub. Notes, Series JJ
5.125%(ff)	—	(rr)	1,145	1,152,156
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23		1,520	1,566,780
Sr. Unsec’d. Notes, MTN
3.499%(ff)	05/17/22		2,275	2,318,843
3.824%(ff)	01/20/28		615	651,007
4.000%	04/01/24		745	793,883
Sub. Notes, MTN
4.000%	01/22/25		1,700	1,788,072
4.450%	03/03/26		4,790	5,166,700
Bank of America NA,
Sub. Notes
6.000%	10/15/36		805	1,061,259
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	03/26/22		970	984,848
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25		610	613,074
3.684%	01/10/23		320	324,191
4.375%	01/12/26		323	334,263
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		705	751,940
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%(ff)	—	(rr)	1,590	1,635,029
Jr. Sub. Notes, Series R
6.125%(ff)	—	(rr)	945	970,987
Jr. Sub. Notes, Series T
6.250%(ff)	—	(rr)	640	702,906
Sr. Unsec’d. Notes
3.200%	10/21/26		670	683,295
3.700%	01/12/26		1,610	1,694,846
3.887%(ff)	01/10/28		560	592,462
8.125%	07/15/39		365	583,860
Sub. Notes
4.450%	09/29/27		1,485	1,599,946
4.750%	05/18/46		440	497,668
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.282%	01/09/28		980	1,034,572
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21		1,240	1,234,720
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22		1,350	1,391,601

SEE NOTES TO FINANCIAL STATEMENTS.

A16

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26		595	$630,497
Sub. Notes
7.000%	04/15/20		485	501,561
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M
5.375%(ff)	—	(rr)	1,800	1,802,250
Jr. Sub. Notes, Series O
5.300%(ff)	—	(rr)	560	584,500
Sr. Unsec’d. Notes
3.750%	02/25/26		1,165	1,216,047
3.814%(ff)	04/23/29		440	459,873
3.850%	01/26/27		2,625	2,743,638
5.750%	01/24/22		3,265	3,528,759
Sub. Notes
6.750%	10/01/37		225	294,289
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
3.120%(c)	05/18/21		1,530	1,531,209
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.240%
4.693%(c)	03/08/21		920	946,641
Sr. Unsec’d. Notes
4.875%	01/14/22		1,230	1,302,766
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.550%	04/09/24		400	413,776
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
6.053%(c)	—	(rr)	1,435	1,434,225
Jr. Sub. Notes, Series X
6.100%(ff)	—	(rr)	1,175	1,265,851
Sr. Unsec’d. Notes
3.782%(ff)	02/01/28		270	286,230
3.964%(ff)	11/15/48		2,240	2,376,619
4.005%(ff)	04/23/29		1,360	1,467,067
4.250%	10/15/20		1,660	1,700,979
Sub. Notes
3.875%	09/10/24		3,525	3,705,951
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes
3.086%(ff)	04/26/21		3,000	3,016,860
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
3.300%	05/07/21		1,400	1,421,900
Gtd. Notes, 144A, MTN
5.800%	01/13/20		1,770	1,801,589
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
2.900%	02/06/25		2,385	2,435,341
Morgan Stanley,
Jr. Sub. Notes, Series H
5.450%(ff)	—	(rr)	640	638,400
Sr. Unsec’d. Notes
4.375%	01/22/47		930	1,035,182

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23	610	$637,217
3.772%(ff)	01/24/29	1,295	1,358,637
3.875%	01/27/26	550	584,657
4.431%(ff)	01/23/30	455	503,348
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28	1,030	1,072,488
Sub. Notes, GMTN
4.350%	09/08/26	3,050	3,270,596
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%
2.973%(c)	04/30/21	1,620	1,624,511
Sr. Unsec’d. Notes, GMTN
3.200%	04/30/21	360	366,393
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.445%(ff)	05/08/30	1,570	1,625,142
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.375%	01/24/24	1,255	1,311,462

			82,561,139

Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	1,220	1,338,304
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.551%	05/25/21	830	847,887

			2,186,191

Building Materials — 0.1%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	300	297,750
5.375%	11/15/24	1,135	1,174,725

			1,472,475

Chemicals — 0.3%
Celanese US Holdings LLC,
Gtd. Notes
5.875%	06/15/21	1,160	1,229,343
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44	445	417,321
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
3.500%	07/19/22	2,675	2,692,220
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
5.250%	11/15/41	5	5,477
9.400%	05/15/39	30	47,628
Sr. Unsec’d. Notes, 144A
4.800%	05/15/49	345	372,010
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
4.625%	02/26/55	620	626,840

SEE NOTES TO FINANCIAL STATEMENTS.

A17

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (continued)
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.450%	11/15/33		265	$300,097
5.625%	11/15/43		295	324,610
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		875	905,625
SASOL Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24		600	650,188
6.500%	09/27/28		405	454,603
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.500%	06/01/25		500	602,931

				8,628,893

Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46		875	891,120
7.000%	10/15/37		390	532,683
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28		735	749,700
5.250%	01/15/30		265	272,288
5.875%	09/15/26		375	399,375

				2,845,166

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.200%	05/13/25		2,400	2,508,762
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
2.100%	10/04/19		150	149,790

				2,658,552

Diversified Financial Services — 0.4%
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.500%	05/12/20		1,625	1,626,685
3.450%	04/30/21		3,215	3,273,377
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24		1,050	1,104,957
Discover Financial Services,
Sr. Unsec’d. Notes
3.850%	11/21/22		900	938,524
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43		465	504,822
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes
6.875%	05/02/18	(d)	700	12,180
Sr. Unsec’d. Notes, MTN
5.250%	02/06/12	(d)	1,850	30,895

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series GG
2.450%	07/15/24	285	$292,378
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25	255	271,011
Synchrony Financial,
Sr. Unsec’d. Notes
2.700%	02/03/20	2,175	2,175,185

			10,230,014

Electric — 1.2%
Avista Corp.,
First Mortgage
4.350%	06/01/48	845	930,382
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	530	713,833
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	335	432,432
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	300	423,155
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	145	182,177
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21	2,470	2,528,730
DTE Electric Co.,
General Ref. Mortgage, Series A
4.050%	05/15/48	1,075	1,189,202
Duke Energy Carolinas LLC,
First Mortgage
6.050%	04/15/38	530	708,172
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	845	1,029,948
Eversource Energy,
Sr. Unsec’d. Notes
4.500%	11/15/19	605	609,089
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	2,397	2,455,684
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.200%	10/01/19	400	402,426
6.250%	10/01/39	1,375	1,625,971
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	265	314,853
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33	380	493,647
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	140	172,936

SEE NOTES TO FINANCIAL STATEMENTS.

A18

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.850%	05/15/28		2,105	$2,259,136
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A
9.375%	01/28/20		1,000	1,037,980
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		575	597,862
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24		1,560	1,664,511
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
4.881%	08/15/19		545	546,428
Northern States Power Co.,
First Mortgage
3.600%	09/15/47		1,035	1,055,665
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49		465	500,949
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47		980	945,523
5.000%	03/15/44		495	550,222
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21	(a)	1,260	1,273,464
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.000%	05/15/27		675	687,115
3.700%	05/01/28		850	914,687
Sr. Sec’d. Notes, MTN
5.800%	05/01/37		515	664,964
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48		1,010	1,052,400
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47		350	348,560
First Ref. Mortgage, Series C
3.600%	02/01/45		690	641,043
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		495	512,944
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41		480	521,409

				29,987,499

Electronics — 0.0%
FLIR Systems, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/21		650	656,356

Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	07/31/47		1,350	1,344,938

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Foods — 0.2%
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
3.800%	10/22/21		2,470	$2,538,814
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46		360	342,043
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/49		1,120	1,205,056

				4,085,913

Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Gtd. Notes, 144A
5.400%	11/01/20		275	285,822
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41		1,270	1,488,660

				1,774,482

Gas — 0.2%
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.800%	11/01/43		45	50,742
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27		2,355	2,435,969
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29		2,090	2,186,961

				4,673,672

Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.900%	11/30/46		1,445	1,785,672
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24		372	390,206
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	200	244,227
2.250%	03/07/39	EUR	300	385,702

				2,805,807

Healthcare-Services — 0.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36		480	590,547
Anthem, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42		330	359,227
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20		435	441,003
HCA, Inc.,
Sr. Sec’d. Notes
5.125%	06/15/39		665	691,414

SEE NOTES TO FINANCIAL STATEMENTS.

A19

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (continued)
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	670	$750,553
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22	160	162,622
New York and Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45	340	376,813

			3,372,179

Home Builders — 0.0%
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	405	412,088

Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/26	2,010	1,997,602

Insurance — 0.3%
AXIS Specialty Finance LLC,
Gtd. Notes
5.875%	06/01/20	990	1,020,664
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22	635	680,787
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	05/01/42	215	284,992
7.000%	03/15/34	910	1,192,807
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	701	891,804
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43	165	173,611
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	650	925,642
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	105	116,093
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	1,430	1,548,377
6.850%	12/16/39	122	172,920
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20	315	326,877
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
6.150%	08/15/19	575	577,228

			7,911,802

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22		805	$823,231

Machinery-Diversified — 0.0%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21		1,060	1,112,463

Media — 0.5%
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24		1,225	1,260,219
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
6.384%	10/23/35		630	739,880
6.484%	10/23/45		1,000	1,178,309
Comcast Cable Holdings LLC,
Gtd. Notes
9.875%	06/15/22		1,440	1,737,613
Comcast Corp.,
Gtd. Notes
4.150%	10/15/28	(a)	1,455	1,603,629
4.250%	10/15/30		500	558,008
Discovery Communications LLC,
Gtd. Notes
5.000%	09/20/37		677	707,173
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41		270	283,075
Viacom, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/44		340	370,755
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22		850	890,375
Walt Disney Co. (The),
Gtd. Notes, 144A
6.150%	03/01/37		250	339,653
6.900%	08/15/39		35	51,583
7.625%	11/30/28		1,265	1,710,538

				11,430,810

Mining — 0.0%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.250%(ff)	10/19/75		315	327,994

Miscellaneous Manufacturing — 0.1%
Actuant Corp.,
Gtd. Notes
5.625%	06/15/22		1,040	1,047,800
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29		2,415	2,471,553

				3,519,353

SEE NOTES TO FINANCIAL STATEMENTS.

A20

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21		865	$857,431
2.750%	01/06/23		385	387,768
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22		855	857,453
4.375%	02/11/20		800	809,560

				2,912,212

Oil & Gas — 0.8%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.677%(s)	10/10/36		1,000	472,450
4.850%	03/15/21		287	297,095
6.450%	09/15/36		1,040	1,278,619
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25	(a)	950	876,375
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	(a)	850	922,438
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47		150	167,901
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23		2,141	2,249,509
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		225	267,085
Encana Corp. (Canada),
Gtd. Notes
6.500%	02/01/38		240	293,922
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22		255	267,271
6.510%	03/07/22		440	475,186
Helmerich & Payne, Inc.,
Gtd. Notes
4.650%	03/15/25		1,555	1,646,237
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25	(a)	400	426,451
Newfield Exploration Co.,
Gtd. Notes
5.750%	01/30/22		80	85,624
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44		595	632,909
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25		535	567,635
5.750%	02/01/29		610	635,864
6.250%	03/17/24		515	563,307

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.375%	03/13/22	330	$332,492
5.500%	01/21/21	1,295	1,309,893
6.350%	02/12/48	458	393,193
6.500%	06/02/41	955	847,085
8.625%	12/01/23	350	384,943
Gtd. Notes, MTN
6.750%	09/21/47	1,805	1,607,352
6.875%	08/04/26	1,000	1,012,400
Sinopec Group Overseas Development 2015 Ltd. (China),
Gtd. Notes, 144A
2.500%	04/28/20	1,000	999,974
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.000%	04/01/29	580	607,238

			19,620,448

Oil & Gas Services — 0.1%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.000%	12/21/20	559	563,584
3.900%	05/17/28	1,317	1,370,510
4.000%	12/21/25	139	147,132
Schlumberger Investment SA,
Gtd. Notes, 144A
3.300%	09/14/21	100	101,986

			2,183,212

Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
4.375%	12/15/20	465	475,230
WestRock RKT LLC,
Gtd. Notes
4.900%	03/01/22	675	713,541

			1,188,771

Pharmaceuticals — 0.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	950	981,519
4.500%	05/14/35	1,595	1,645,391
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35	1,770	1,787,132
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%
2.979%(c)	06/25/21	805	799,595
Gtd. Notes, 144A
3.500%	06/25/21	350	355,069
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
4.125%	06/15/39	280	301,956
4.250%	10/26/49	1,990	2,199,746
Cigna Corp.,
Gtd. Notes, 144A
4.375%	10/15/28	1,870	2,017,478

SEE NOTES TO FINANCIAL STATEMENTS.

A21

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38	230	$239,930
5.050%	03/25/48	194	206,633
5.125%	07/20/45	781	832,870
5.300%	12/05/43	170	184,284
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21	2,570	2,566,844

			14,118,447

Pipelines — 0.4%
DCP Midstream Operating LP,
Gtd. Notes, 144A
5.350%	03/15/20	473	479,504
Energy Transfer Operating LP,
Gtd. Notes
4.650%	06/01/21	610	632,759
4.950%	06/15/28	795	869,188
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25	1,055	1,116,094
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	1,140	1,190,444
4.875%	06/01/25	2,275	2,472,520
5.200%	03/01/47	25	26,871
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	130	159,253
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47	640	674,164
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.000%	07/01/22	1,315	1,332,099
5.300%	03/01/48	80	74,222
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.850%	03/01/48	230	245,993
4.900%	01/15/45	1,100	1,152,664

			10,425,775

Real Estate Investment Trusts (REITs) — 0.0%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.875%	11/01/20	240	244,166
5.375%	04/15/26	725	784,051
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	03/15/22	190	195,149

			1,223,366

Retail — 0.3%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29	1,820	1,892,571

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (continued)
Dollar Tree, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
3.288%(c)	04/17/20		795	$795,092
Sr. Unsec’d. Notes
4.000%	05/15/25		3,395	3,538,936
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22		525	548,683
5.625%	10/15/23		475	492,570
Macy’s Retail Holdings, Inc.,
Gtd. Notes
3.875%	01/15/22		300	305,284
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	(a)	1,020	1,000,824

				8,573,960

Savings & Loans — 0.1%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22		1,195	1,230,096

Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	04/15/21		830	835,374
3.125%	10/15/22		640	644,030

				1,479,404

Software — 0.1%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.625%	10/15/20		915	928,516
Microsoft Corp.,
Sr. Unsec’d. Notes
4.000%	02/12/55		360	404,696
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34		700	796,523

				2,129,735

Telecommunications — 0.5%
AT&T Corp.,
Gtd. Notes
8.750%	11/15/31		10	13,897
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25		2,130	2,189,651
3.600%	07/15/25		250	259,308
3.800%	02/15/27		1,200	1,248,810
4.300%	02/15/30		225	240,821
4.500%	05/15/35		225	235,532
4.550%	03/09/49		4	4,083
4.850%	03/01/39		3,615	3,879,729
5.350%	09/01/40		113	127,548

SEE NOTES TO FINANCIAL STATEMENTS.

A22

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30		350	$527,877
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20	(a)	400	410,000
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23		788	787,705
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.125%	08/15/46		520	542,822
4.500%	08/10/33		865	974,480
4.862%	08/21/46		615	716,038
Sr. Unsec’d. Notes, 144A
4.016%	12/03/29		1,365	1,477,942

				13,636,243

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28		735	959,749
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37		690	890,928
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25		120	136,645

				1,987,322

TOTAL CORPORATE BONDS (cost $279,222,324)				290,662,707

MUNICIPAL BONDS — 0.6%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Revenue Bonds, BABs
4.263%	09/15/32		180	197,602

California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49		1,305	1,956,665
State of California,
General Obligation, BABS
7.300%	10/01/39		1,250	1,878,937
7.500%	04/01/34		350	528,290
7.550%	04/01/39		245	387,864
7.625%	03/01/40		205	323,478

				5,075,234

Colorado — 0.0%
Regional Transportation District,
Revenue Bonds, Series 2010-B, BABs
5.844%	11/01/50		565	806,667

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Illinois — 0.2%
Chicago O’Hare International Airport,
Revenue Bonds, BABs
6.395%	01/01/40	970	$1,372,269
State of Illinois,
General Obligation, Series D, BABs
5.000%	11/01/22	2,305	2,522,200

			3,894,469

New Jersey — 0.1%
New Jersey Turnpike Authority,
Revenue Bonds, Series F, BABs
7.414%	01/01/40	1,000	1,546,950

New York — 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds, BABs
5.767%	08/01/36	1,100	1,371,799

Ohio — 0.0%
Ohio State University (The),
Revenue Bonds, Series C, BABs
4.910%	06/01/40	415	515,273
Ohio Water Development Authority Water Pollution Control Loan Fund,
Revenue Bonds, BABs
4.879%	12/01/34	275	321,395

			836,668

Oregon — 0.0%
State of Oregon Department of Transportation Highway,
Revenue Bonds, Series A, BABs
5.834%	11/15/34	425	560,142

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, Series B, BABs
5.511%	12/01/45	505	665,539

Virginia — 0.0%
University of Virginia,
Revenue Bonds, Taxable, Series C
4.179%	09/01/2117	355	402,414

TOTAL MUNICIPAL BONDS (cost $11,713,815)			15,357,484

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.8%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/19	31	30,732
Banc of America Funding Trust,
Series 2015-R04, Class 4A1, 144A
3.500%(cc)	01/27/30	451	450,251
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
4.503%(cc)	02/25/35	122	123,619
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%
4.104%(c)	10/25/27	359	361,223

SEE NOTES TO FINANCIAL STATEMENTS.

A23

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%
4.004%(c)	04/25/28	233	$233,841
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950%
3.354%(c)	08/25/28	392	392,390
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350%
3.754%(c)	08/25/28	300	300,000
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600%
4.004%(c)	08/25/28	300	299,640
Series 2019-02A, Class M1A, 144A, 1 Month LIBOR + 1.000%
3.404%(c)	04/25/29	520	520,596
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.940%(c)	11/01/23	3,500	3,499,997
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
4.791%(cc)	02/25/37	237	241,808
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%
4.440%(c)	12/25/57	1,937	1,946,691
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%
4.440%(c)	01/25/57	2,314	2,358,431
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	2,210	2,210,542
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	2,133	2,128,735
CSMC Trust,
Series 2018-11R, Class 1A1, 144A, 1 Month LIBOR + 1.400%
3.829%(c)	08/25/37	719	718,359
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	1,823	1,884,334
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250%
3.654%(c)	04/25/29	150	150,092
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.854%(c)	01/25/29	283	283,888
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2016-DNA04, Class M2, 1 Month LIBOR + 1.300%
3.704%(c)	03/25/29	743	744,890
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250%
4.654%(c)	11/25/28	451	455,333
Series 2017-DNA01, Class M1, 1 Month LIBOR + 1.200%
3.604%(c)	07/25/29	1,349	1,354,702
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750%
3.154%(c)	03/25/30	3,171	3,174,468
Series 2019-HRP01, Class M1, 144A, 1 Month LIBOR + 0.750%
3.161%(c)	02/25/49	600	600,000
Gosforth Funding PLC (United Kingdom),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450%
2.971%(c)	08/25/60	1,298	1,298,314
Holmes Master Issuer PLC (United Kingdom),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 0.360%
2.957%(c)	10/15/54	1,417	1,417,467

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650%
4.054%(c)	05/25/29	420	$420,000
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
4.661%(cc)	07/25/35	113	116,248
Lanark Master Issuer PLC (United Kingdom),
Series 2018-01A, Class 1A, 144A, 3 Month LIBOR + 0.420%
2.943%(c)	12/22/69	980	980,114
LSTAR Securities Investment Trust,
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500%
3.940%(c)	04/01/24	154	153,665
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	631	657,455
Mill City Mortgage Loan Trust,
Series 2019-01, Class A1, 144A
3.250%(cc)	10/25/69	790	805,399
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57	1,309	1,356,740
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
3.154%(c)	01/25/48	548	547,190
Oaktown Re Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550%
3.954%(c)	07/25/28	500	499,635
Park Avenue Funding Trust,
Series 2019-01, Class PT, 144A, 1 Month LIBOR + 1.500%
3.937%(c)	11/27/20	10,080	10,080,011
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	1,576	1,636,461
STACR Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750%
3.154%(c)	09/25/48	947	947,847
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
4.566%(cc)	02/25/34	176	178,454
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-01, Class 3A
5.000%	03/25/20	25	25,215

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $45,340,119)			45,584,777

SOVEREIGN BONDS — 1.1%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	2,420	2,510,339
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	220	230,340

SEE NOTES TO FINANCIAL STATEMENTS.

A24

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
4.375%	07/12/21		400	$414,004
7.375%	09/18/37		450	612,005
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28		745	764,615
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.125%	06/29/20		265	272,317
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	405,302
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
6.375%	03/29/21		1,760	1,878,624
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25		EUR 1,200	1,543,272
4.450%	02/11/24		355	376,960
Sr. Unsec’d. Notes, 144A, MTN
5.875%	01/15/24		750	840,635
Sr. Unsec’d. Notes, EMTN
2.150%	07/18/24		EUR 1,510	1,826,381
4.750%	01/08/26		350	380,796
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.375%	10/31/23		200	210,453
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23		1,000	996,794
2.625%	04/20/22		1,400	1,417,857
3.000%	03/12/24		200	207,162
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.000%	09/22/24		395	420,086
4.500%	04/16/50		340	381,228
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.600%	04/16/24		420	430,538
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.400%	10/17/23		490	517,501
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		800	839,040
4.817%	03/14/49		690	790,768
5.103%	04/23/48		665	792,181
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
4.125%	03/11/39	EUR	1,270	1,653,514
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.250%	01/16/50		1,125	1,278,653
Sr. Unsec’d. Notes, 144A, MTN
2.375%	10/26/21		980	978,216
2.875%	03/04/23		1,285	1,299,456
4.000%	04/17/25		750	797,813

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		1,200		$1,210,849
3.250%	06/01/23		600		624,106
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.000%	06/05/20		1,260		1,288,426
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50	(a)	490		550,642

TOTAL SOVEREIGN BONDS (cost $27,414,761)					28,740,873

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.7%
Federal Home Loan Bank
5.500%	07/15/36	(k)	850		1,186,385
Federal Home Loan Mortgage Corp.
2.000%	01/01/32		941		931,933
2.500%	03/01/30		544		548,994
3.000%	10/01/28		409		419,394
3.000%	06/01/29		789		807,251
3.000%	01/01/37		248		252,794
3.000%	06/01/42		395		402,199
3.000%	10/01/42		922		938,930
3.000%	01/01/43		830		845,052
3.000%	07/01/43		2,180		2,218,870
3.500%	06/01/42		397		412,460
3.500%	01/01/47		880		908,226
4.000%	06/01/26		521		545,356
4.000%	09/01/26		179		186,307
4.000%	03/01/38		483		504,107
4.000%	10/01/39		652		687,675
4.000%	12/01/40		428		451,482
4.000%	10/01/41		454		479,538
4.000%	01/01/42		155		163,537
4.500%	07/01/19		—	(r)	162
4.500%	07/01/20		14		13,920
4.500%	02/01/39		90		96,254
4.500%	09/01/39		156		168,066
4.500%	10/01/39		1,413		1,518,737
4.500%	12/01/39		135		144,601
4.500%	07/01/41		269		286,059
4.500%	07/01/41		1,777		1,909,832
4.500%	08/01/41		129		135,483
4.500%	08/01/41		229		243,564
4.500%	08/01/41		496		533,072
4.500%	10/01/41		150		158,063
4.500%	12/01/47		455		479,527
4.500%	08/01/48		1,344		1,411,740
5.000%	05/01/34		20		21,962
5.000%	05/01/34		307		335,369
5.000%	10/01/35		7		8,014
5.000%	07/01/37		476		518,895
5.000%	05/01/39		67		72,922
5.500%	12/01/33		45		48,426
5.500%	01/01/34		45		48,791
5.500%	06/01/34		79		88,109

SEE NOTES TO FINANCIAL STATEMENTS.

A25

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	07/01/34		193	$214,288
5.500%	05/01/37		53	58,469
5.500%	02/01/38		430	469,549
5.500%	05/01/38		47	50,898
5.500%	07/01/38		118	128,343
6.000%	03/01/32		190	209,610
6.000%	12/01/33		52	56,733
6.000%	11/01/36		54	61,294
6.000%	01/01/37		46	52,136
6.000%	05/01/37		26	29,110
6.000%	02/01/38		4	4,914
6.000%	08/01/39		68	77,664
6.750%	03/15/31	(k)	550	799,895
7.000%	05/01/31		11	11,913
7.000%	06/01/31		14	14,278
7.000%	08/01/31		112	124,984
7.000%	10/01/31		7	6,955
Federal National Mortgage Assoc.
2.000%	08/01/31		856	848,111
2.500%	01/01/28		801	807,958
2.500%	10/01/43		702	699,935
2.500%	12/01/46		1,459	1,448,265
3.000%	TBA		4,000	4,030,859
3.000%	02/01/27		1,638	1,676,782
3.000%	08/01/30		1,096	1,120,012
3.000%	11/01/36		2,270	2,312,059
3.000%	12/01/42		1,659	1,687,417
3.000%	11/01/46		1,365	1,382,437
3.000%	02/01/47		1,876	1,900,212
3.000%	03/01/47		941	952,843
3.500%	TBA		26,000	26,576,515
3.500%	02/01/33		3,121	3,225,950
3.500%	06/01/39		562	577,859
3.500%	01/01/42		4,628	4,804,930
3.500%	05/01/42		2,402	2,492,648
3.500%	07/01/42		882	915,290
3.500%	08/01/42		370	383,793
3.500%	08/01/42		1,127	1,169,585
3.500%	09/01/42		514	533,802
3.500%	09/01/42		1,849	1,919,588
3.500%	11/01/42		328	340,114
3.500%	03/01/43		2,574	2,680,028
3.500%	04/01/43		611	634,718
3.500%	04/01/43		955	991,591
3.500%	01/01/46		1,975	2,036,649
3.500%	11/01/46		2,152	2,215,758
3.500%	09/01/47		1,377	1,418,106
3.500%	05/01/48		2,668	2,740,400
4.000%	10/01/41		2,935	3,095,478
4.000%	09/01/44		2,723	2,851,038
4.000%	02/01/47		936	975,315
4.000%	09/01/47		2,242	2,336,034
4.000%	11/01/47		846	894,108
4.500%	07/01/33		55	58,318
4.500%	08/01/33		46	49,234
4.500%	09/01/33		105	112,412

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	10/01/33	10		$10,716
4.500%	10/01/33	34		37,136
4.500%	10/01/33	135		144,237
4.500%	01/01/35	2		1,802
4.500%	07/01/39	935		1,004,254
4.500%	08/01/39	1,425		1,529,366
4.500%	03/01/41	487		522,981
4.500%	11/01/47	4,300		4,527,346
5.000%	03/01/34	250		271,733
5.000%	06/01/35	92		100,605
5.000%	07/01/35	123		134,245
5.000%	09/01/35	78		85,106
5.000%	11/01/35	100		109,750
5.000%	02/01/36	116		126,778
5.000%	05/01/36	58		63,047
5.500%	09/01/33	251		278,425
5.500%	10/01/33	79		87,111
5.500%	12/01/33	59		65,454
5.500%	01/01/34	1		1,438
5.500%	12/01/34	187		207,680
5.500%	10/01/35	710		788,576
5.500%	03/01/36	134		148,449
5.500%	05/01/36	120		132,352
5.500%	04/01/37	102		113,252
6.000%	05/01/21	21		21,831
6.000%	08/01/22	29		29,699
6.000%	04/01/33	17		18,714
6.000%	06/01/33	6		6,620
6.000%	10/01/33	310		346,011
6.000%	11/01/33	6		6,377
6.000%	11/01/33	16		17,200
6.000%	11/01/33	48		52,287
6.000%	01/01/34	295		334,060
6.000%	02/01/34	70		78,935
6.000%	03/01/34	32		34,923
6.000%	03/01/34	60		65,877
6.000%	07/01/34	178		201,246
6.000%	08/01/34	1		676
6.000%	10/01/34	3		3,672
6.000%	11/01/34	3		2,873
6.000%	11/01/34	34		37,329
6.000%	12/01/34	23		25,391
6.000%	01/01/35	68		75,145
6.000%	01/01/35	194		213,031
6.000%	02/01/35	4		4,429
6.000%	02/01/35	77		84,538
6.000%	02/01/35	258		295,306
6.000%	03/01/35	2		2,511
6.000%	04/01/35	1		1,026
6.000%	07/01/36	46		51,945
6.000%	02/01/37	77		86,824
6.000%	05/01/37	29		32,365
6.000%	06/01/37	1		838
6.000%	08/01/37	—	(r)	205
6.000%	08/01/37	17		19,174
6.000%	09/01/37	—	(r)	380

SEE NOTES TO FINANCIAL STATEMENTS.

A26

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	10/01/37		36	$40,582
6.000%	05/01/38		69	78,500
6.000%	06/01/38		2	2,719
6.250%	05/15/29	(k)	1,245	1,680,519
6.500%	07/01/32		44	48,466
6.500%	09/01/32		2	1,833
6.500%	09/01/32		14	15,318
6.500%	09/01/32		63	70,751
6.500%	09/01/32		65	72,989
6.500%	09/01/32		90	100,299
6.500%	04/01/33		103	119,765
6.500%	11/01/33		22	24,403
6.500%	01/01/34		44	48,685
6.500%	09/01/34		61	68,036
6.500%	10/01/34		109	121,274
6.500%	09/01/36		62	73,026
6.500%	10/01/36		29	33,257
6.500%	11/01/36		22	24,090
6.500%	01/01/37		40	44,363
6.500%	01/01/37		109	121,331
6.625%	11/15/30	(k)	800	1,143,734
7.000%	02/01/32		31	35,335
7.000%	05/01/32		15	18,176
7.000%	06/01/32		20	22,240
7.000%	07/01/32		57	64,538
7.125%	01/15/30	(k)	3,195	4,634,166
Government National Mortgage Assoc.
2.500%	03/20/43		304	308,430
2.500%	12/20/46		743	747,107
3.000%	12/20/44		333	341,373
3.000%	03/15/45		1,045	1,066,975
3.000%	11/20/45		948	970,906
3.000%	03/20/46		2,176	2,228,051
3.000%	07/20/46		4,040	4,136,158
3.000%	08/20/46		1,510	1,545,378
3.000%	11/20/46		764	782,365
3.000%	12/20/46		1,368	1,400,138
3.000%	01/20/47		389	398,185
3.000%	04/20/47		1,617	1,654,795
3.500%	TBA		7,500	7,741,406
3.500%	12/20/42		1,372	1,431,464
3.500%	05/20/43		421	439,657
3.500%	04/20/45		1,836	1,904,603
3.500%	07/20/46		6,994	7,238,396
4.000%	06/15/40		87	92,494
4.000%	05/20/41		74	77,877
4.000%	12/20/42		696	736,333
4.000%	08/20/44		329	345,699
4.000%	11/20/45		749	789,851
4.000%	12/20/45		1,978	2,086,069
4.000%	09/20/47		8,289	8,641,904
4.500%	04/15/40		621	669,547
4.500%	01/20/41		530	565,626
4.500%	02/20/41		883	941,677
4.500%	03/20/41		445	475,097
4.500%	06/20/44		661	704,938

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	09/20/46	601		$639,114
4.500%	11/20/46	907		968,783
4.500%	03/20/47	617		652,469
4.500%	05/20/48	1,728		1,801,713
4.500%	08/20/48	3,014		3,148,842
5.000%	10/20/37	101		110,789
5.000%	04/20/45	666		730,259
5.500%	08/15/33	248		265,582
5.500%	08/15/33	277		298,167
5.500%	09/15/33	79		84,632
5.500%	12/15/33	27		28,562
5.500%	03/15/34	159		170,051
5.500%	12/15/34	319		358,583
5.500%	07/15/35	72		81,150
5.500%	04/15/36	130		142,010
6.000%	11/15/23	—	(r)	362
6.000%	05/15/32	—	(r)	249
6.000%	04/15/33	7		8,464
6.000%	12/15/33	103		112,718
6.000%	01/15/34	21		23,309
6.000%	01/15/34	35		39,230
6.000%	01/15/34	66		75,469
6.000%	06/20/34	116		132,913
6.000%	07/15/34	85		97,088
6.500%	10/15/23	1		992
6.500%	12/15/23	3		3,851
6.500%	01/15/24	—	(r)	479
6.500%	01/15/24	1		1,259
6.500%	01/15/24	3		3,534
6.500%	01/15/24	11		11,764
6.500%	01/15/24	13		14,662
6.500%	01/15/24	15		17,030
6.500%	01/15/24	33		35,892
6.500%	01/15/24	53		57,784
6.500%	02/15/24	2		2,703
6.500%	02/15/24	5		5,097
6.500%	02/15/24	5		5,517
6.500%	02/15/24	6		6,467
6.500%	02/15/24	11		11,821
6.500%	02/15/24	11		12,563
6.500%	03/15/24	1		1,402
6.500%	03/15/24	3		2,977
6.500%	03/15/24	3		3,878
6.500%	04/15/24	—	(r)	376
6.500%	04/15/24	1		1,491
6.500%	04/15/24	2		2,079
6.500%	04/15/24	2		2,110
6.500%	04/15/24	2		2,573
6.500%	04/15/24	7		7,309
6.500%	04/15/24	12		13,299
6.500%	05/15/24	4		4,247
6.500%	05/15/24	5		5,062
6.500%	05/15/24	18		19,940
6.500%	10/15/24	17		18,660
6.500%	11/15/28	5		5,530
6.500%	08/15/31	5		6,062

SEE NOTES TO FINANCIAL STATEMENTS.

A27

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.500%	12/15/31		11		$11,709
6.500%	02/15/32		36		40,362
6.500%	06/15/32		23		25,212
6.500%	07/15/32		39		42,892
6.500%	08/15/32		5		5,875
6.500%	08/15/32		7		8,003
6.500%	08/15/32		8		8,429
6.500%	08/15/32		26		29,223
6.500%	08/15/32		195		227,799
6.500%	08/15/34		25		28,957
6.500%	06/15/35		40		45,676
6.500%	09/15/36		59		70,420
8.000%	01/15/24		7		7,214
8.000%	07/15/24		—	(r)	429
Hashemite Kingdom of Jordan Government, USAID Bond, Gov’t.
Gtd. Notes
3.000%	06/30/25		915		960,738
Tennessee Valley Authority, Sr. Unsec’d. Notes
7.125%	05/01/30		510		735,750

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $189,770,459)					192,721,019

U.S. TREASURY OBLIGATIONS — 1.1%
U.S. Treasury Bonds
3.000%	02/15/49		960		1,054,350
3.750%	11/15/43	(h)	3,500		4,308,555
U.S. Treasury Inflation Indexed Bonds, TIPS
0.875%	01/15/29		5,784		6,087,932
U.S. Treasury Notes
2.000%	11/30/20		1,335		1,337,764
2.000%	05/31/24		5,580		5,645,609
2.250%	11/15/27		2,220		2,272,725
2.375%	08/15/24		1,645		1,693,193
2.375%	05/15/29		1,935		1,999,626
2.500%	12/31/20		735		742,120
U.S. Treasury Strips Coupon
2.241%(s)	05/15/28		1,055		878,647
2.280%(s)	02/15/29		1,055		862,956

TOTAL U.S. TREASURY OBLIGATIONS (cost $26,258,897)					26,883,477

TOTAL LONG-TERM INVESTMENTS (cost $1,350,637,406)					2,234,695,450

	Shares

SHORT-TERM INVESTMENTS — 15.7%
AFFILIATED MUTUAL FUNDS — 15.6%
PGIM Core Short-Term Bond Fund(w)	6,632,201	61,215,213
PGIM Core Ultra Short Bond Fund(w)	261,032,487	261,032,487
PGIM Institutional Money Market Fund (cost $70,308,630; includes $70,164,199 of cash collateral for securities on loan)(b)(w)	70,304,496	70,325,588

TOTAL AFFILIATED MUTUAL FUNDS (cost $392,584,547)		392,573,288

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
2.172%(n)	09/19/19(k)	1,895	$1,886,251

(cost $1,885,904)

OPTIONS PURCHASED*~ — 0.0%
(cost $467,591)			670,884

TOTAL SHORT-TERM INVESTMENTS (cost $394,938,042)			395,130,423

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 104.5% (cost $1,745,575,448)			2,629,825,873

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $171,629)			(45,238)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 104.5% (cost $1,745,403,819)			2,629,780,635
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (4.5)%			(112,517,934)

NET ASSETS — 100.0%			$2,517,262,701

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $(409,696) and (0.0)% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $69,221,246; cash collateral of $70,164,199 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

SEE NOTES TO FINANCIAL STATEMENTS.

A28

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchased date.

(p)	Interest rate not available as of June 30, 2019.

(r)	Less than $500 par.

(rr)	Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contract:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $1,971,719)	2.500%	TBA	08/13/19	(2,000)	$(1,983,125)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$123.00	129	129	$2,016
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$126.00	129	129	10,078
2 Year U.S. Treasury Notes Futures	Put	08/23/19	$107.00	397	794	43,422
Eurodollar 1 Year Mid Curve	Put	07/12/19	$97.75	181	453	1,131
Eurodollar 1 Year Mid Curve	Put	07/12/19	$98.13	439	1,098	8,231
Eurodollar 1 Year Mid Curve	Put	07/12/19	$98.25	181	453	9,050
Eurodollar 1 Year Mid Curve	Put	08/16/19	$97.75	181	453	1,131
Eurodollar 1 Year Mid Curve	Put	08/16/19	$98.25	181	453	26,019
Eurodollar 1 Year Mid Curve	Put	09/13/19	$97.75	181	453	2,263
Eurodollar 1 Year Mid Curve	Put	09/13/19	$98.25	181	453	36,200

Total Exchange Traded (cost $445,058)						$139,541

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	400	$3,896
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	600	6,197
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	2,424	35,101
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	2,357	34,022
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	5,892	79,860
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	11,696	166,279
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	11,860	172,816
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	2,357	32,906

Total OTC Traded (cost $16,597)							$531,077

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay		Notional Amount (000)#	Value
30-Year Interest Rate Swap, 08/19/49 (cost $5,936)	Put	Citibank, N.A.	08/15/19	2.66%	3 Month LIBOR	(Q)	2.66	%(S)	530	$266

Total Options Purchased (cost $467,591)										$670,884

SEE NOTES TO FINANCIAL STATEMENTS.

A29

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$124.50	258	258	$(4,031)
Eurodollar 1 Year Mid Curve	Put	07/12/19	$97.88	439	1,098	(2,744)
Eurodollar 1 Year Mid Curve	Put	07/12/19	$98.00	362	905	(2,263)
Eurodollar 1 Year Mid Curve	Put	08/16/19	$98.00	362	905	(13,575)
Eurodollar 1 Year Mid Curve	Put	09/13/19	$98.00	362	905	(22,625)

Total Options Written (premiums received $171,629)						$(45,238)

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
417	2 Year U.S. Treasury Notes	Sep. 2019	$89,729,930	$515,493
1,365	5 Year U.S. Treasury Notes	Sep. 2019	161,283,281	2,227,138
231	10 Year U.S. Ultra Treasury Notes	Sep. 2019	31,906,875	1,021,956
562	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	99,790,125	4,684,155
6	Mini MSCI EAFE Index	Sep. 2019	576,990	10,300
145	S&P 500 E-Mini Index	Sep. 2019	21,345,450	212,073
22	S&P 500 Index	Sep. 2019	16,193,100	271,342

				8,942,457

Short Positions:
5	10 Year Euro-Bund	Sep. 2019	982,113	(15,162)
118	10 Year U.S. Treasury Notes	Sep. 2019	15,100,313	(10,232)
475	20 Year U.S. Treasury Bonds	Sep. 2019	73,907,031	(2,891,051)

				(2,916,445)

				$6,026,012

Forward foreign currency exchange contracts outstanding at June 30, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/02/19	The Toronto-Dominion Bank	EUR 6,596	$7,516,153	$7,503,214	$—	$(12,939)

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/02/19	Citibank, N.A.	EUR 6,596	$7,407,063	$7,503,214	$—	$(96,151)
Expiring 08/02/19	The Toronto-Dominion Bank	EUR 6,596	7,535,190	7,522,822	12,368	—

			$14,942,253	$15,026,036	$12,368	$(96,151)

					$12,368	$(109,090)

SEE NOTES TO FINANCIAL STATEMENTS.

A30

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Credit default swap agreement outstanding at June 30, 2019:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Buy Protection(1):
CDX.NA.IG.32.V1	06/20/29	1.000%(Q)	15,600	$218,791	$37,253	$(181,538)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates.The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Forward rate agreement outstanding at June 30, 2019:

Notional Amount (000)#	Termination Date(5)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreement^:
79,800	07/15/19	—(3)	—(3)	$(128,467)	$—	$(128,467)	Citigroup Global Market, Inc.
151,200	07/24/19	—(4)	—(4)	(281,229)	—	(281,229)	Citigroup Global Market, Inc.

				$(409,696)	$—	$(409,696)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

(3)	The Portfolio pays or receives payments based on CMM102 minus 7 Year CMS minus 1.366% upon termination.

(4)	The Portfolio pays or receives payments based on CMM102 minus 7 Year CMS minus 1.338% upon termination.

(5)	The Portfolio may choose to terminate these agreements at any time prior to the stated termination date.

Interest rate swap agreements outstanding at June 30, 2019:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciaton (Depreciation)
	Centrally Cleared Interest Rate Swap Agreements:
EUR	2,835	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	$(31,287)	$(74,546)	$(43,259)
EUR	940	05/11/39	1.100%(A)	1 Day EONIA(1)(A)	(8,537)	(129,502)	(120,965)
	17,640	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	(232,138)	(232,138)
	7,968	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(2,753)	79,504	82,257
	570	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(13,360)	(13,360)
	22,000	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	(418,711)	(418,711)

SEE NOTES TO FINANCIAL STATEMENTS.

A31

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest rate swap agreements outstanding at June 30, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (continued):
14,815	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	$32,653	$(371,260)	$(403,913)
11,300	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	35,176	(324,795)	(359,971)
7,455	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(352,993)	(352,993)
1,180	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	(59,485)	(59,485)
4,758	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(3,258)	(326,355)	(323,097)
2,620	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(197,378)	(197,378)
3,685	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	2,907	(311,353)	(314,260)
11,431	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	657	(968,965)	(969,622)
27,645	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	216,719	(811,819)	(1,028,538)
615	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(16,349)	(16,349)
4,251	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(15,685)	(188,698)	(173,013)
125	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(492)	(624)	(132)
5,668	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	62,809	(76,226)	(139,035)
1,185	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	1,503	(22,728)	(24,231)
925	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(22,388)	(22,388)
3,150	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(1,997)	(100,882)	(98,885)
525	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(16,447)	(16,447)
13,836	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(209,164)	(1,083,478)	(874,314)
4,601	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(18,250)	(375,539)	(357,289)
145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(13,066)	(13,066)

				$61,001	$(6,429,581)	$(6,490,582)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Forward Rate Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Rate Agreements	$—	$—	$—	$(409,696)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets Inc.	$—	$7,354,787
Goldman Sachs & Co. LLC	—	1,886,251

Total	$—	$9,241,038

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments.These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A32

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,203,876,596	$20,876,581	$—
Exchange-Traded Funds	6,787,139	—	—
Preferred Stocks	1,345,300	54,651	—
Rights	—	4,345	—
Asset-Backed Securities
Automobiles	—	57,831,742	—
Collateralized Loan Obligations	—	78,495,302	—
Consumer Loans	—	4,556,114	—
Credit Cards	—	4,774,757	—
Equipment	—	6,857,335	—
Home Equity Loans	—	1,853,763	—
Other	—	5,607,776	—
Residential Mortgage-Backed Securities	—	17,233,712	—
Student Loans	—	21,916,298	—
Bank Loans	—	1,234,539	—
Commercial Mortgage-Backed Securities	—	201,439,163	—
Corporate Bonds	—	290,662,707	—
Municipal Bonds	—	15,357,484	—
Residential Mortgage-Backed Securities	—	45,584,777	—
Sovereign Bonds	—	28,740,873	—
U.S. Government Agency Obligations	—	192,721,019	—
U.S. Treasury Obligations	—	28,769,728	—
Affiliated Mutual Funds	392,573,288	—	—
Options Purchased	139,541	531,343	—
Options Written	—	(45,238)	—
Other Financial Instruments*
Forward Commitment Contract	—	(1,983,125)	—
Futures Contracts	6,026,012	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(96,722)	—
Centrally Cleared Credit Default Swap Agreement	—	(181,538)	—
OTC Forward Rate Agreements	—	—	(409,696)
Centrally Cleared Interest Rate Swap Agreements.	—	(6,490,582)	—

Total	$1,610,747,876	$1,016,306,804	$(409,696)

*

Other financial instruments are derivatives, with the exception of forward commitment contracts and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at the net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Affiliated Mutual Funds (2.8% represents investments purchased with collateral from securities on loan)	15.6%
Commercial Mortgage-Backed Securities	8.0
U.S. Government Agency Obligations	7.7
Banks	6.0
Software	3.4
Collateralized Loan Obligations	3.1
Pharmaceuticals	2.9
IT Services	2.6
Automobiles	2.5
Residential Mortgage-Backed Securities	2.5
Interactive Media & Services	2.3
Oil, Gas & Consumable Fuels	2.2
Technology Hardware, Storage & Peripherals	1.9
Semiconductors & Semiconductor Equipment	1.8

Internet & Direct Marketing Retail	1.8%
Health Care Equipment & Supplies	1.7
Insurance	1.5
Aerospace & Defense	1.5
Equity Real Estate Investment Trusts (REITs)	1.4
Capital Markets	1.4
Chemicals	1.3
Health Care Providers & Services	1.3
Diversified Financial Services	1.2
Electric	1.2
Media	1.2
U.S. Treasury Obligations	1.2
Sovereign Bonds	1.1
Specialty Retail	1.1
Biotechnology	1.1

SEE NOTES TO FINANCIAL STATEMENTS.

A33

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification (con’t)
Beverages	1.0%
Diversified Telecommunication Services	1.0
Electric Utilities	1.0
Entertainment	1.0
Hotels, Restaurants & Leisure	0.9
Student Loans	0.8
Household Products	0.8
Machinery	0.8
Oil & Gas	0.8
Food & Staples Retailing	0.7
Industrial Conglomerates	0.7
Municipal Bonds	0.6
Food Products	0.6
Communications Equipment	0.6
Telecommunications	0.5
Life Sciences Tools & Services	0.5
Multi-Utilities	0.5
Road & Rail	0.5
Auto Manufacturers	0.4
Tobacco	0.4
Pipelines	0.4
Airlines	0.4
Textiles, Apparel & Luxury Goods	0.4
Consumer Finance	0.3
Retail	0.3
Equipment	0.3
Exchange-Traded Funds	0.3
Air Freight & Logistics	0.3
Multiline Retail	0.2
Electronic Equipment, Instruments & Components	0.2
Electrical Equipment	0.2
Other	0.2
Energy Equipment & Services	0.2
Commercial Services & Supplies	0.2
Credit Cards	0.2
Gas	0.2
Containers & Packaging	0.2
Consumer Loans	0.2
Professional Services	0.2
Metals & Mining	0.2
Foods	0.2
Household Durables	0.2
Building Products	0.1
Miscellaneous Manufacturing	0.1
Healthcare-Services	0.1

Multi-National	0.1%
Commercial Services	0.1
Healthcare-Products	0.1
Agriculture	0.1
Computers	0.1
Personal Products	0.1
Trading Companies & Distributors	0.1
Oil & Gas Services	0.1
Housewares	0.1
Transportation	0.1
Home Equity Loans	0.1
Forest Products & Paper	0.1
Construction Materials	0.1
Auto Components	0.1
Semiconductors	0.1
Building Materials	0.1
Engineering & Construction	0.1
Savings & Loans	0.1
Real Estate Management & Development	0.1
Health Care Technology	0.1
Construction & Engineering	0.1
Real Estate Investment Trusts (REITs)	0.0	*
Packaging & Containers	0.0	*
Distributors	0.0	*
Machinery-Diversified	0.0	*
Water Utilities	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Lodging	0.0	*
Options Purchased	0.0	*
Electronics	0.0	*
Leisure Products	0.0	*
Gas Utilities	0.0	*
Home Builders	0.0	*
Transportation Infrastructure	0.0	*
Mining	0.0	*
Diversified Consumer Services	0.0	*
Wireless Telecommunication Services	0.0	*
Paper & Forest Products	0.0	*
Marine	0.0	*

	104.5
Options Written	(0.0	)*
Liabilities in excess of other assets	(4.5)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A34

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$181,538	*
Equity contracts	Due from/to broker-variation margin futures	493,715	*	—	—
Equity contracts	Unaffiliated investments	4,345		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	12,368		Unrealized depreciation on OTC forward foreign currency exchange contracts	109,090
Interest rate contracts	Due from/to broker-variation margin futures	8,448,742	*	Due from/to broker-variation margin futures	2,916,445	*
Interest rate contracts	Due from/to broker-variation margin swaps	82,257	*	Due from/to broker-variation margin swaps	6,572,839	*
Interest rate contracts	Unaffiliated investments	670,884		Options written outstanding, at value	45,238
Interest rate contracts	—	—		Unrealized depreciation on OTC forward rate agreements	409,696

		$9,712,311			$10,234,846

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Contracts	Forward Rate Agreements	Swaps
Credit contracts	$—	$—	$—	$—	$—	$(153,728)
Equity contracts	—	—	4,314,666	—	—	—
Foreign exchange contracts	—	—	—	169,985	—	—
Interest rate contracts	2,742	36,717	9,534,337	—	31,445	835,570

Total	$2,742	$36,717	$13,849,003	$169,985	$31,445	$681,842

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Forward Rate Agreements	Swaps
Credit contracts	$—	$—	$—	$—	$—	$—	$(964,748)
Equity contracts	(126)	—	—	1,327,677	—	—	—
Foreign exchange contracts	—	—	—	—	(32,818)	—	—
Interest rate contracts	—	(135,200)	126,391	968,331	—	(363,769)	(7,393,320)

Total	$(126)	$(135,200)	$126,391	$2,296,008	$(32,818)	$(363,769)	$(8,358,068)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$204,406	$1,668,833	$403,217,924	$90,741,656	$2,505,384

SEE NOTES TO FINANCIAL STATEMENTS.

A35

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward Foreign Currency Exchange Contracts—Sold(3)	Forward Rate Agreements(2)	Interest Rate Swap Agreements(2)	Inflation Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$9,379,361	$196,066,667	$194,949,261	2,360,000	$31,200,000

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$69,221,246	$(69,221,246)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$418,955	$—	$418,955	$(260,000)	$158,955
Barclays Bank PLC	108,226	—	108,226	—	108,226
Citibank, N.A.	266	(96,151)	(95,885)	—	(95,885)
Citigroup Global Market, Inc.	—	(409,696)	(409,696)	358,326	(51,370)
Morgan Stanley & Co. International PLC	3,896	—	3,896	—	3,896
The Toronto-Dominion Bank	12,368	(12,939)	(571)	—	(571)

	$543,711	$(518,786)	$24,925	$98,326	$123,251

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A36

CONSERVATIVE BALANCED PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $69,221,246:
Unaffiliated investments (cost $1,352,990,901).	$2,237,252,585
Affiliated investments (cost $392,584,547)	392,573,288
Foreign currency, at value (cost $128,396)	128,723
Receivable for investments sold	65,444,488
Dividends and interest receivable	6,704,180
Tax reclaim receivable	437,507
Due from broker-variation margin futures	172,455
Due from broker-variation margin swaps	84,292
Unrealized appreciation on OTC forward foreign currency exchange contracts	12,368
Receivable from affiliate	1,555
Receivable for Portfolio shares sold	325
Prepaid expenses	5,256

Total Assets	2,702,817,022

LIABILITIES
Payable for investments purchased	109,977,316
Payable to broker for collateral for securities on loan	70,164,199
Forward commitment contracts, at value (proceeds receivable $1,971,719)	1,983,125
Management fee payable.	1,125,025
Payable for Portfolio shares repurchased	679,208
Accrued expenses and other liabilities	471,317
Unrealized depreciation on OTC forward rate agreements	409,696
Payable to custodian.	298,083
Payable to affiliate	225,783
Unrealized depreciation on OTC forward foreign currency exchange contracts	109,090
Due to broker-variation margin futures	65,261
Options written outstanding, at value (proceeds received $171,629)	45,238
Affiliated transfer agent fee payable	980

Total Liabilities	185,554,321

NET ASSETS	$2,517,262,701

Net assets were comprised of:
Partners Equity	$2,517,262,701

Net asset value and redemption price per share, $2,517,262,701 / 85,324,295 outstanding shares of beneficial interest	$29.50

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$16,032,243
Unaffiliated dividend income (net of $59,171 foreign withholding tax, of which $6,877 is reimbursable by an affiliate)	12,340,548
Affiliated dividend income	4,706,147
Income from securities lending, net (including affiliated income of $51,639)	62,280

Total income	33,141,218

EXPENSES
Management fee.	6,754,121
Custodian and accounting fees	174,632
Shareholders’ reports	170,436
Audit fee.	23,767
Trustees’ fees	18,270
Legal fees and expenses.	9,477
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	29,751

Total expenses	7,185,751

NET INVESTMENT INCOME (LOSS)	25,955,467

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,048))	34,078,212
Futures transactions.	13,849,003
Forward rate agreement transactions	31,445
Forward currency contract transactions	169,985
Options written transactions	36,717
Swap agreements transactions	681,842
Foreign currency transactions	(5,931)

48,841,273

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $148,673)	195,878,315
Futures	2,296,008
Forward rate agreements	(363,769)
Forward currency contracts.	(32,818)
Options written	126,391
Swap agreements.	(8,358,068)
Foreign currencies	2,015

189,548,074

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	238,389,347

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$264,344,814

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$25,955,467	$49,177,630
Net realized gain (loss) on investment and foreign currency transactions	48,841,273	69,751,675
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	189,548,074	(177,772,406)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	264,344,814	(58,843,101)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [109,474 and 303,199 shares, respectively]	3,106,903	8,272,676
Portfolio shares repurchased [4,217,024 and 6,356,332 shares, respectively]	(119,975,738)	(174,377,090)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(116,868,835)	(166,104,414)

CAPITAL CONTRIBUTIONS	13,184	55,261

TOTAL INCREASE (DECREASE)	147,489,163	(224,892,254)
NET ASSETS:
Beginning of period	2,369,773,538	2,594,665,792

End of period.	$2,517,262,701	$2,369,773,538

SEE NOTES TO FINANCIAL STATEMENTS.

A37

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 96.0%

ASSET-BACKED SECURITIES — 26.1%
Automobiles — 0.8%
Ford Credit Floorplan Master Owner Trust,
Series 2018-04, Class A
4.060%	11/15/30	3,300	$3,539,047
Hertz Vehicle Financing II LP,
Series 2015-01A, Class A, 144A
2.730%	03/25/21	400	400,435
Series 2019-02A, Class A, 144A
3.420%	05/25/25	200	204,380
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	3,500	3,619,999
Series 2019-01A, Class B, 144A
3.950%	11/14/28	800	831,158

			8,595,019

Collateralized Loan Obligations — 18.0%
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%
3.877%(c)	07/15/29	250	250,007
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260%
3.861%(c)	07/16/29	500	498,780
Atrium (Cayman Islands),
Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830%
3.422%(c)	04/22/27	8,250	8,231,456
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350%
3.947%(c)	10/15/28	2,500	2,500,371
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070%
3.595%(c)	05/17/31	3,000	2,959,092
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%
3.847%(c)	10/15/30	4,500	4,492,595
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350%
3.938%(c)	01/17/28	2,500	2,450,453
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180%
3.777%(c)	01/15/30	4,000	3,988,141
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260%
3.852%(c)	04/22/30	7,750	7,732,483
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980%
3.561%(c)	04/24/31	1,500	1,480,839
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110%
3.702%(c)	01/22/31	3,750	3,724,302
Series 2015-03A, Class AR, 144A, 3 Month LIBOR + 0.870%
3.462%(c)	04/19/29	5,000	4,961,846
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230%
3.827%(c)	10/15/29	7,500	7,487,282
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220%
3.817%(c)	07/15/30	5,250	5,236,509

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010%
3.607%(c)	04/15/31	6,000	$5,929,447
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%
3.616%(c)	04/26/31	3,500	3,451,756
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000%
3.565%(c)	02/05/31	4,000	3,964,696
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030%
3.610%(c)	04/25/31	2,500	2,465,785
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%
3.872%(c)	10/23/29	1,250	1,248,907
Mariner CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110%
3.690%(c)	04/25/31	5,750	5,712,382
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120%
3.712%(c)	04/21/31	9,750	9,658,877
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150%
3.670%(c)	02/20/31	4,000	3,974,650
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210%
3.811%(c)	01/16/31	4,000	3,967,554
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250%
3.853%(c)	10/12/30	8,000	7,978,924
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120%
3.717%(c)	07/15/31	6,000	5,943,025
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850%
3.447%(c)	01/15/28	3,000	2,989,061
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%
3.857%(c)	07/15/30	750	750,385
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280%
3.872%(c)	10/20/31	2,750	2,740,850
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%
3.833%(c)	10/30/30	1,250	1,249,829
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130%
3.718%(c)	01/17/31	4,000	3,980,161
Series 2015-02A, Class A1AR, 144A, 3 Month LIBOR + 1.270%
3.862%(c)	07/20/30	1,000	999,488
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220%
3.748%(c)	11/14/29	3,500	3,491,805
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%
3.622%(c)	04/20/31	4,000	3,954,705
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100%
3.665%(c)	05/07/31	4,955	4,925,951

SEE NOTES TO FINANCIAL STATEMENTS.

A38

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070%
3.656%(c)	01/26/31	3,500	$3,462,056
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 0.880%
3.472%(c)	07/20/27	4,000	4,000,030
Series 2017-03A, Class A1A, 144A, 3 Month LIBOR + 1.220%
3.812%(c)	10/20/30	5,750	5,732,659
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240%
3.828%(c)	01/17/30	3,500	3,492,992
TICP CLO Ltd. (Cayman Islands),
Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.300%
3.892%(c)	07/20/27	6,000	5,884,791
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140%
3.732%(c)	01/20/31	3,000	2,979,260
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400%
3.997%(c)	07/15/27	5,000	4,956,447
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210%
3.790%(c)	01/25/31	4,000	3,969,287
Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600%
4.180%(c)	01/25/31	1,500	1,479,260
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%
3.477%(c)	07/15/27	5,000	5,000,107
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210%
3.807%(c)	10/15/30	7,500	7,490,559
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970%
3.550%(c)	04/25/31	3,000	2,961,702
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320%
3.912%(c)	04/20/29	1,750	1,749,282
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250%
3.842%(c)	10/20/29	1,000	998,761
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150%
3.738%(c)	01/17/31	6,500	6,464,468
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200%
3.792%(c)	10/20/31	2,750	2,733,266
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150%
3.742%(c)	01/22/31	2,000	1,988,312
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370%
3.967%(c)	07/15/29	1,000	1,004,027
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950%
3.547%(c)	04/15/29	8,500	8,421,931

			210,141,591

Consumer Loans — 1.7%
Lendmark Funding Trust,
Series 2017-01A, Class A, 144A
2.830%	12/22/25	971	967,964
Series 2018-02A, Class A, 144A
4.230%	04/20/27	1,400	1,452,931
Series 2019-01A, Class A, 144A
3.000%	12/20/27	2,100	2,099,519

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (continued)
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32	700	$699,868
OneMain Financial Issuance Trust,
Series 2016-01A, Class A, 144A
3.660%	02/20/29	1,343	1,348,782
Series 2017-01A, Class B, 144A
2.790%	09/14/32	500	499,181
Series 2017-01A, Class C, 144A
3.350%	09/14/32	500	501,479
Series 2018-01A, Class A, 144A
3.300%	03/14/29	1,030	1,043,327
Oportun Funding IX LLC,
Series 2018-B, Class A, 144A
3.910%	07/08/24	1,200	1,220,590
Series 2018-B, Class C, 144A
5.430%	07/08/24	500	506,718
Oportun Funding VI LLC,
Series 2017-A, Class A, 144A
3.230%	06/08/23	1,250	1,249,544
Oportun Funding VII LLC,
Series 2017-B, Class A, 144A
3.220%	10/10/23	3,000	3,001,401
Oportun Funding VIII LLC,
Series 2018-A, Class A, 144A
3.610%	03/08/24	1,140	1,151,579
Oportun Funding X LLC,
Series 2018-C, Class A, 144A
4.100%	10/08/24	1,400	1,435,762
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A
4.150%	12/09/24	1,000	1,028,305
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850%
5.254%(c)	02/25/23	740	741,183
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650%
5.054%(c)	08/25/25	1,200	1,204,235

			20,152,368

Credit Cards — 0.3%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	2,700	2,998,104

Home Equity Loans — 1.0%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2003-AR01, Class M3, 1 Month LIBOR + 4.500%
4.339%(c)	01/25/33	1,473	1,475,206
Ameriquest Mortgage Securities, Inc., Floating Rate Mortgage Pass-Through Certificates,
Series 2001-02, Class M3, 1 Month LIBOR + 2.925%
5.329%(c)	10/25/31	233	249,479
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W02, Class M4, 1 Month LIBOR + 5.625%
4.274%(c)	09/25/33	1,940	1,906,567
Series 2004-W06, Class M1, 1 Month LIBOR + 0.825%
3.229%(c)	05/25/34	481	483,667

SEE NOTES TO FINANCIAL STATEMENTS.

A39

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (continued)
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.245%
3.639%(c)	06/15/33	723	$730,543
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE02, Class M1, 1 Month LIBOR + 0.900%
3.304%(c)	03/25/34	2,131	2,142,827
Centex Home Equity Loan Trust,
Series 2004-B, Class AF6
4.686%	03/25/34	232	233,828
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200%
3.604%(c)	08/25/35	209	210,302
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.200%
3.604%(c)	05/25/33	443	444,478
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020%
3.424%(c)	10/25/33	355	355,400
New Century Home Equity Loan Trust,
Series 2003-04, Class M1, 1 Month LIBOR + 1.125%
3.529%(c)	10/25/33	1,592	1,598,091
Residential Asset Securities Trust,
Series 2004-KS01, Class AI5
5.721%(cc)	02/25/34	489	501,109
Securitized Asset-Backed Receivables LLC Trust,
Series 2004-NC01, Class M1, 1 Month LIBOR + 0.780%
3.184%(c)	02/25/34	1,571	1,578,728

			11,910,225

Other — 0.0%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350%
4.754%(c)	04/25/23	120	121,770
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800%
5.204%(c)	06/25/24	140	140,000

			261,770

Residential Mortgage-Backed Securities — 2.5%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R08, Class M1, 1 Month LIBOR + 0.960%
3.364%(c)	09/25/34	111	110,676
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780%
3.184%(c)	10/25/34	1,153	1,150,052
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%
5.590%(c)	12/26/46	2,903	2,917,305
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58	1,452	1,471,647
Series 2019-06R, 144A
3.813%(s)	10/25/46	1,420	1,420,000
Equity One Mortgage Pass-Through Trust,
Series 2004-03, Class M1
4.498%(cc)	07/25/34	311	321,752
Fremont Home Loan Trust,
Series 2003-B, Class M1, 1 Month LIBOR + 1.050%
3.454%(c)	12/25/33	116	114,826

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Legacy Mortgage Asset Trust,
Series 2017-RPL01, Class A, 144A, 1 Month LIBOR + 1.750%
4.180%(c)	01/28/70		621	$631,731
Series 2019-GS01, Class A1, 144A
4.000%	01/25/59		1,023	1,038,920
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59		1,063	1,071,895
Series 2019-GS03, Class A1, 144A
3.750%	04/25/59		490	495,771
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59		1,591	1,602,891
Series 2019-SL01, Class A, 144A
4.000%(cc)	12/28/54		733	736,769
Long Beach Mortgage Loan Trust,
Series 2004-01, Class M1, 1 Month LIBOR + 0.750%
3.154%(c)	02/25/34		1,397	1,392,664
Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT01, Class A1A, 1 Month LIBOR + 0.520%
2.924%(c)	06/25/35		731	729,163
Structured Asset Investment Loan Trust,
Series 2004-07, Class A8, 1 Month LIBOR + 1.200%
3.604%(c)	08/25/34		1,400	1,411,521
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	03/16/23	EUR	4,114	4,668,849
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57		2,227	2,237,156
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57		2,478	2,496,774
Series 2018-02, Class A1, 144A
3.250%(cc)	03/25/58		394	401,143
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58		180	186,513
Series 2018-05, Class A1, 144A
3.250%(cc)	07/25/58		546	557,199
Series 2018-06, Class A1A, 144A
3.750%(cc)	03/25/58		1,979	2,033,038

				29,198,255

Student Loans — 1.8%
Earnest Student Loan Program LLC,
Series 2016-D, Class A1, 144A, 1 Month LIBOR + 1.400%
3.804%(c)	01/25/41		135	136,172
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A
—%(p)	02/25/43		2,980	3,748,486
Series 2018-C, Class A, 144A
—%(p)	08/25/43		3,399	3,460,157
Series 2018-D, Class A, 144A
—%(p)	11/25/43		3,485	3,625,026
SLM Student Loan Trust,
Series 2004-02X, Class A6, 3 Month EURIBOR + 0.550%
0.239%(c)	07/25/39	EUR	2,100	2,308,903

SEE NOTES TO FINANCIAL STATEMENTS.

A40

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Student Loans (continued)
Sofi Alternative Trust,
Series 2019-B, Class PT, 144A
—%(p)	12/15/45		7,700	$8,106,906

				21,385,650

TOTAL ASSET-BACKED SECURITIES (cost $302,011,508)				304,642,982

BANK LOANS — 0.6%
Chemicals — 0.0%
Avantor, Inc. (United Kingdom),
Initial B-2 Euro Term Loan, 1 Month EURIBOR + 3.250%
3.250%(c)	11/21/24	EUR	173	197,304

Computers — 0.1%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%
10.902%(c)	09/29/25		437	441,875
Term B USD Loan, 1 Month LIBOR + 3.750%
6.152%(c)	09/30/24		525	523,605

				965,480

Diversified Financial Services — 0.0%
EG Finco Ltd. (United Kingdom),
Second Lien Term Loan, 3 Month EURIBOR + 7.750%
8.750%(c)	04/20/26	EUR	374	427,164

Electric — 0.1%
Vistra Operations Co. LLC,
2018 Incremental Term Loan, 1 -3 Month LIBOR + 2.000%
4.376%(c)	12/31/25		518	517,036
Initial Term B-1 Loan, 1 Month LIBOR + 2.000%
4.402%(c)	08/04/23		271	270,384

				787,420

Foods — 0.2%
Sigma Bidco BV (Netherlands),
Facility B4 Loan, 3 Month GBP LIBOR + 4.000%
4.853%(c)	07/02/25	GBP	1,550	1,909,779

Pharmaceuticals — 0.1%
Nidda Healthcare Holding AG (Germany),
Facility C GBP, 3 Month GBP LIBOR + 4.500%
5.303%(c)	08/21/24	GBP	1,000	1,272,331

Retail — 0.0%
EG America LLC (United Kingdom),
Second Lien Facility (USD), 3 Month LIBOR + 8.000%
10.330%(c)	04/20/26		665	656,250

Software — 0.1%
First Data Corp.,
2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%
4.404%(c)	07/08/22		1,252	1,250,493

TOTAL BANK LOANS (cost $7,773,701)				7,466,221

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.2%
Banc of America Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49		2,300	2,341,406

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BANK,
Series 2017-BNK05, Class A4
3.131%	06/15/60	4,400	$4,546,931
Series 2017-BNK06, Class A4
3.254%	07/15/60	3,300	3,438,374
Series 2017-BNK08, Class A3
3.229%	11/15/50	1,950	2,029,363
Series 2019-BN18, Class A3
3.325%	05/15/62	1,500	1,570,636
BBCMS Mortgage Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,178,139
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	507,224
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	427,781
Series 2016-ETC, Class D, 144A
3.729%(cc)	08/14/36	1,560	1,549,590
Benchmark Mortgage Trust,
Series 2019-B09, Class A4
3.751%	03/15/52	3,400	3,679,094
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class A5
3.786%	05/15/52	4,000	4,316,921
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	3,500	3,621,383
Citigroup Commercial Mortgage Trust,
Series 2016-GC37, Class A4
3.314%	04/10/49	1,600	1,671,736
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A
2.871%(cc)	11/10/31	2,400	2,405,600
Series 2016-CLNE, Class C, 144A
2.871%(cc)	11/10/31	900	891,910
Commercial Mortgage Trust,
Series 2014-UBS04, Class A4
3.420%	08/10/47	3,200	3,346,269
Series 2014-UBS05, Class A4
3.838%	09/10/47	3,600	3,837,631
Series 2015-DC01, Class A4
3.078%	02/10/48	5,000	5,127,999
Series 2015-LC21, Class A4
3.708%	07/10/48	820	873,398
Series 2015-PC01, Class A5
3.902%	07/10/50	1,570	1,679,244
Series 2016-COR01, Class A3
2.826%	10/10/49	2,500	2,528,390
Series 2016-DC02, Class A5
3.765%	02/10/49	240	256,247
Series 2017-COR02, Class A2
3.239%	09/10/50	4,500	4,664,796
Credit Suisse Mortgage Trust,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150%
4.544%(c)	05/15/36	2,600	2,608,954

SEE NOTES TO FINANCIAL STATEMENTS.

A41

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2
3.067%	06/15/52	1,200	$1,214,920
DBJPM Mortgage Trust,
Series 2017-C06, Class A4
3.071%	06/10/50	2,800	2,880,681
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.935%(cc)	12/10/36	1,400	1,424,624
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A
3.673%(cc)	09/10/35	3,000	3,104,975
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class X1, IO
1.658%(cc)	06/25/20	7,471	78,432
Series K020, Class X1, IO
1.535%(cc)	05/25/22	26,171	891,716
Series K021, Class X1, IO
1.568%(cc)	06/25/22	14,920	546,214
Series K025, Class X1, IO
0.954%(cc)	10/25/22	10,132	242,099
Series K027, Class X1, IO
0.890%(cc)	01/25/23	128,240	2,948,139
Series K044, Class X1, IO
0.869%(cc)	01/25/25	81,908	2,796,100
Series K053, Class X1, IO
1.026%(cc)	12/25/25	88,622	4,385,423
Series K055, Class X1, IO
1.499%(cc)	03/25/26	13,798	1,068,662
Series K711, Class X1, IO
1.686%(cc)	07/25/19	2,419	302
GS Mortgage Securities Corp. II,
Series 2015-GC30, Class A3
3.119%	05/10/50	3,025	3,126,521
GS Mortgage Securities Trust,
Series 2017-GS06, Class A2
3.164%	05/10/50	3,400	3,516,886
Series 2019-GC38, Class A3
3.703%	02/10/52	5,800	6,248,546
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	310	324,646
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A4
3.493%	08/15/47	3,160	3,314,503
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	1,070	1,090,896
Series 2017-C05, Class A4
3.414%	03/15/50	1,975	2,076,349
Series 2017-C07, Class A4
3.147%	10/15/50	3,600	3,721,217
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class E, 144A
4.767%(cc)	07/05/31	5,875	6,141,240

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC09, Class A4
2.611%	12/15/47	204	$204,010
Series 2016-JP02, Class A3
2.559%	08/15/49	2,900	2,896,129
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C05, Class XA, IO, 144A
1.615%(cc)	08/15/45	37,493	1,330,367
Series 2013-C08, Class A3
2.863%	12/15/48	1,531	1,560,403
Series 2013-C09, Class A3
2.834%	05/15/46	2,037	2,068,767
Series 2013-C10, Class A3
4.103%(cc)	07/15/46	4,545	4,814,067
Series 2016-C30, Class A5
2.860%	09/15/49	2,000	2,030,241
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	2,750	2,860,492
Series 2017-HR02, Class A3
3.330%	12/15/50	5,500	5,747,591
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	140	141,934
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50	4,400	4,552,811
Series 2017-C07, Class A3
3.418%	12/15/50	5,600	5,868,490
Series 2018-C10, Class A3
4.048%	05/15/51	2,200	2,413,742
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3
2.920%	03/10/46	3,846	3,925,139
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC016, Class A4
3.548%	08/15/50	4,300	4,499,349
Series 2016-C032, Class A3
3.294%	01/15/59	2,250	2,343,926
Series 2016-C34, Class A3
2.834%	06/15/49	2,500	2,528,771
Series 2016-C35, Class A3
2.674%	07/15/48	4,600	4,616,617
Series 2017-C40, Class A3
3.317%	10/15/50	1,370	1,428,142

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $161,973,539)			166,073,095

CORPORATE BONDS — 37.4%
Aerospace & Defense — 0.7%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	12/01/24	1,600	1,632,000
7.500%	03/15/25	1,250	1,253,500
7.875%	04/15/27	1,375	1,376,719

SEE NOTES TO FINANCIAL STATEMENTS.

A42

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#			Value

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
General Dynamics Corp.,
Gtd. Notes
3.000%	05/11/21			2,115		$2,149,246
United Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28			1,115		1,224,941

						7,636,406

Agriculture — 0.2%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24			2,810		2,828,454

Airlines — 0.5%
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates, Series AA
3.575%	07/15/29			1,616		1,675,520
Continental Airlines 2001-1 Class A-1 Pass-Through Trust,
Pass-Through Certificates
6.703%	12/15/22			—	(r)	261
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23			1,233		1,307,862
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	07/12/22			247		252,978
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24			793		873,084
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20			1,180		1,181,433
United Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.636%	01/02/24	(a)		574		609,488

						5,900,626

Apparel — 0.2%
Hanesbrands Finance Luxembourg SCA,
Gtd. Notes, 144A
3.500%	06/15/24		EUR	575		716,757
PVH Corp.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/24		EUR	1,250		1,589,882

						2,306,639

Auto Manufacturers — 0.7%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%
3.014%(c)	04/12/21			425		425,366
Gtd. Notes, 144A
3.100%	04/12/21			570		576,669
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.100%	05/04/20			1,030		1,035,483
3.350%	05/04/21			1,715		1,739,126

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46			290	$269,747
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23			1,350	1,431,681
6.250%	10/02/43			1,455	1,548,863
6.600%	04/01/36			210	232,471
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%
3.442%(c)	04/09/21			610	609,721
Gtd. Notes
3.550%	04/09/21			460	466,698

					8,335,825

Auto Parts & Equipment — 0.5%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
3.500%	08/15/24		EUR	701	661,599
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26	(a)		250	256,875
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27	(a)		1,225	1,221,937
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26			1,200	1,065,000
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25			875	897,969
LKQ Italia Bondco SpA,
Gtd. Notes, 144A
3.875%	04/01/24		EUR	1,275	1,604,157

					5,707,537

Banks — 11.6%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
3.724%(c)	04/12/23			400	398,318
Sr. Unsec’d. Notes
3.848%	04/12/23			600	622,860
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	—	(rr)		1,655	1,665,344
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23			5,870	6,050,659
3.593%(ff)	07/21/28			740	771,561
Sr. Unsec’d. Notes, MTN
3.499%(ff)	05/17/22			385	392,420
3.824%(ff)	01/20/28			1,715	1,815,410
3.974%(ff)	02/07/30			1,840	1,972,299
4.078%(ff)	04/23/40			2,340	2,495,370
4.125%	01/22/24			3,750	4,010,740
4.271%(ff)	07/23/29			910	993,898

SEE NOTES TO FINANCIAL STATEMENTS.

A43

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Sub. Notes, MTN
4.000%	01/22/25		1,117	$1,174,868
4.450%	03/03/26		1,735	1,871,446
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	03/26/22		1,245	1,264,058
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25		700	703,528
3.684%	01/10/23		480	486,287
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		1,050	1,119,911
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
4.400%	08/14/28		420	455,039
Sr. Unsec’d. Notes, 144A, MTN
3.500%	03/01/23		855	879,510
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	10/23/27		300	305,453
Sub. Notes, 144A, MTN
4.500%	03/15/25		1,500	1,580,951
Citibank NA,
Sr. Unsec’d. Notes, BKNT
3.050%	05/01/20		4,120	4,142,303
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%(ff)	—	(rr)	1,355	1,393,374
Jr. Sub. Notes, Series R
6.125%(ff)	—	(rr)	1,085	1,114,838
Sr. Unsec’d. Notes
3.200%	10/21/26		3,255	3,319,589
3.887%(ff)	01/10/28		1,710	1,809,124
8.125%	07/15/39		1,060	1,695,592
Sub. Notes
4.450%	09/29/27		2,630	2,833,574
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24		1,050	1,106,031
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%
3.855%(c)	02/04/21		1,025	1,016,428
Sr. Unsec’d. Notes
4.250%	02/04/21		950	958,394
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21		900	896,168
Sr. Unsec’d. Notes, MTN
3.700%	05/30/24		159	156,430
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22		1,350	1,391,601
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
2.875%	01/29/22		500	510,552
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26		280	284,862
4.250%	03/13/26		1,150	1,218,607

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Sub. Notes
7.000%	04/15/20		2,005	$2,073,463
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M
5.375%(ff)	—	(rr)	1,950	1,952,437
Sr. Unsec’d. Notes
3.272%(ff)	09/29/25		4,063	4,158,057
3.750%	02/25/26		125	130,477
3.814%(ff)	04/23/29		1,060	1,107,875
3.850%	01/26/27		1,765	1,844,770
5.750%	01/24/22		4,200	4,539,292
Sr. Unsec’d. Notes, Series D, MTN
6.000%	06/15/20		2,420	2,500,509
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
3.120%(c)	05/18/21		1,785	1,786,410
Sr. Unsec’d. Notes
4.583%(ff)	06/19/29		1,000	1,093,662
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
6.053%(c)	—	(rr)	4,397	4,394,626
Jr. Sub. Notes, Series X
6.100%(ff)	—	(rr)	1,450	1,562,114
Sr. Unsec’d. Notes
2.750%	06/23/20		5,400	5,421,371
2.950%	10/01/26		1,740	1,771,241
3.200%	01/25/23		470	482,292
3.200%	06/15/26		3,020	3,107,984
3.509%(ff)	01/23/29		1,435	1,491,877
3.782%(ff)	02/01/28		965	1,023,006
3.964%(ff)	11/15/48		985	1,045,076
4.005%(ff)	04/23/29		1,200	1,294,471
4.250%	10/15/20		600	614,812
Sub. Notes
4.250%	10/01/27		420	454,883
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21		1,155	1,207,541
Lloyds Bank PLC (United Kingdom),
Gtd. Notes, 144A, MTN
5.800%	01/13/20		2,650	2,697,295
Morgan Stanley,
Jr. Sub. Notes, Series H
5.450%(ff)	—	(rr)	975	972,563
Sr. Unsec’d. Notes
4.375%	01/22/47		895	996,224
5.750%	01/25/21		1,920	2,016,630
Sr. Unsec’d. Notes, GMTN
3.125%	01/23/23		1,190	1,216,854
3.750%	02/25/23		395	412,624
3.772%(ff)	01/24/29		1,875	1,967,139
4.431%(ff)	01/23/30		1,340	1,482,388
5.500%	07/28/21		2,080	2,209,923
5.625%	09/23/19		2,635	2,653,275
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26		2,725	2,776,816

SEE NOTES TO FINANCIAL STATEMENTS.

A44

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Sub. Notes, GMTN
4.350%	09/08/26		750	$804,245
PNC Financial Services Group, Inc. (The),
Sub. Notes
3.900%	04/29/24		975	1,026,591
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%
2.973%(c)	04/30/21		1,920	1,925,347
Sr. Unsec’d. Notes, GMTN
3.200%	04/30/21		5,215	5,307,605
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.875%	10/16/20		1,550	1,552,542
Sumitomo Mitsui Banking Corp. (Japan),
Bank Gtd. Notes, 3 Month LIBOR + 0.350%
2.938%(c)	01/17/20		1,820	1,822,413
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.859%(ff)	08/15/23		1,100	1,109,616
3.491%	05/23/23		2,970	3,044,775

				135,930,508

Beverages — 0.1%
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.551%	05/25/21		970	990,905

Biotechnology — 0.2%
Celgene Corp.,
Sr. Unsec’d. Notes
2.250%	08/15/21		1,070	1,066,482
4.550%	02/20/48	(a)	1,145	1,312,181

				2,378,663

Building Materials — 0.3%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24		3,000	3,105,000
U.S. Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24		600	624,000

				3,729,000

Chemicals — 1.5%
Ashland LLC,
Gtd. Notes
6.875%	05/15/43		1,400	1,508,500
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		675	604,125
5.375%	03/15/44		700	656,460
7.125%	05/01/20		141	145,582
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
3.766%	11/15/20		490	499,378
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
6.000%	11/15/21		3,550	3,806,393

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (continued)
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.450%	11/15/33	465	$526,585
5.625%	11/15/43	155	170,558
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	1,150	1,190,250
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	06/01/43	870	946,984
5.250%	01/15/45	420	465,223
6.125%	01/15/41	450	550,830
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	1,525	1,567,194
SASOL Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	575	623,097
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.450%	08/01/25	445	459,215
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.875%	04/01/23	3,058	3,582,173

			17,302,547

Commercial Services — 0.6%
ERAC USA Finance LLC,
Gtd. Notes, 144A
6.700%	06/01/34	920	1,228,602
7.000%	10/15/37	770	1,051,708
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	1,500	1,496,250
United Rentals North America, Inc.,
Gtd. Notes
4.625%	10/15/25	700	711,375
4.875%	01/15/28	1,325	1,351,500
5.250%	01/15/30	400	411,000
5.500%	05/15/27	975	1,026,188

			7,276,623

Computers — 0.1%
Everi Payments, Inc.,
Gtd. Notes, 144A
7.500%	12/15/25	900	940,500

Diversified Financial Services — 1.0%
American Express Co.,
Sr. Unsec’d. Notes
3.375%	05/17/21	3,695	3,764,778
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.450%	04/30/21	5,235	5,330,055
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43	650	705,666

SEE NOTES TO FINANCIAL STATEMENTS.

A45

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN
6.875%	05/02/18	(d)	2,740	$47,676
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23	(a)	1,250	1,275,000

				11,123,175

Electric — 2.2%
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.350%	07/01/23		550	569,460
Calpine Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/25	(a)	3,100	3,076,750
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56		235	252,895
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21		2,710	2,774,437
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35		2,325	2,833,880
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28		550	595,124
Sr. Unsec’d. Notes, 144A
5.750%	01/26/21		600	604,790
7.125%	02/11/25		390	408,637
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39		1,900	2,246,797
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		400	475,250
GenOn Energy, Inc./NRG Americas, Inc.,
Sec’d. Notes, 6 Month LIBOR + 6.500%
9.044%(c)	12/01/23		2,400	2,379,000
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33		1,150	1,420,548
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		680	707,037
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45		3,050	3,447,396
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	07/13/21		250	261,351
NRG Energy, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	06/15/29	(a)	375	400,313

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (continued)
South Carolina Electric & Gas Co.,
First Mortgage
4.600%	06/15/43			2,025	$2,293,063
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27			450	466,312

					25,213,040

Electronics — 0.2%
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25			1,750	1,824,375

Engineering & Construction — 0.2%
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	10/27/27			345	313,835
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26			605	601,673
5.500%	07/31/47			1,690	1,683,662

					2,599,170

Entertainment — 0.1%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.875%	11/15/26	(a)		1,200	1,074,000
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes, 144A
4.250%	02/28/47		GBP	250	317,779
4.875%	02/28/47		GBP	125	158,781

					1,550,560

Foods — 0.3%
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23			100	102,250
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25			1,800	1,872,000
Kraft Heinz Foods Co.,
Gtd. Notes
5.000%	07/15/35			725	760,497
Mars, Inc.,
Gtd. Notes, 144A
3.875%	04/01/39			440	465,906
4.200%	04/01/59			380	413,056

					3,613,709

Forest Products & Paper — 0.1%
International Paper Co.,
Sr. Unsec’d. Notes
7.300%	11/15/39			1,000	1,302,894

Gas — 0.3%
Korea Gas Corp. (South Korea),
Sr. Unsec’d. Notes
4.250%	11/02/20			1,750	1,792,770

SEE NOTES TO FINANCIAL STATEMENTS.

A46

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Gas (continued)
NiSource, Inc.,
Sr. Unsec’d. Notes
4.800%	02/15/44			300	$334,530
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43			1,050	1,106,093

					3,233,393

Healthcare-Products — 0.7%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.900%	11/30/21			2,780	2,826,063
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24			3,415	3,517,218
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31		EUR	200	244,227
2.250%	03/07/39		EUR	300	385,702
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27		EUR	510	650,749

					7,623,959

Healthcare-Services — 1.0%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37			1,900	2,388,968
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43			385	419,958
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A
8.125%	06/30/24	(a)		625	467,188
Cigna Corp.,
Gtd. Notes
4.375%	12/15/20			745	761,536
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20			330	334,554
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25			2,325	2,509,547
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22			240	243,932
3.250%	09/01/24			1,495	1,524,121
Synlab Bondco PLC (United Kingdom),
Sr. Sec’d. Notes
6.250%	07/01/22		EUR	1,100	1,270,823
Tenet Healthcare Corp.,
Sec’d. Notes
5.125%	05/01/25			250	251,250
Sec’d. Notes, 144A
6.250%	02/01/27			575	595,125
Sr. Unsec’d. Notes
7.000%	08/01/25			900	896,625

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Services (continued)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.950%	10/15/42		220	$230,608

				11,894,235

Home Builders — 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A
6.125%	07/01/22		1,000	1,017,500
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27		975	1,021,125
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		875	890,313
William Lyon Homes, Inc.,
Gtd. Notes
7.000%	08/15/22		1,650	1,656,187
Sr. Unsec’d. Notes, 144A
6.625%	07/15/27		1,050	1,047,375

				5,632,500

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26		500	518,750

Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/26		670	665,867

Insurance — 1.0%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25		2,110	2,209,048
4.500%	07/16/44		1,075	1,136,362
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22		500	536,053
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	800	954,800
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	03/15/35		1,030	1,311,692
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40		405	558,509
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43		350	368,265
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		150	165,847
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		1,350	1,741,711

SEE NOTES TO FINANCIAL STATEMENTS.

A47

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Insurance (continued)
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47			2,310	$2,501,224
6.850%	12/16/39			196	277,806
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20			500	518,853

					12,280,170

Internet — 0.1%
Netflix, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/27		EUR	1,050	1,303,656

Lodging — 0.3%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22			1,325	1,355,007
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23			1,050	1,137,938
6.625%	12/15/21			275	297,000
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25			400	428,768
Studio City Co., Ltd. (Macau),
Sr. Sec’d. Notes
7.250%	11/30/21			300	310,125

					3,528,838

Machinery-Diversified — 0.4%
CNH Industrial Capital LLC,
Gtd. Notes
4.875%	04/01/21			1,050	1,086,267
Rockwell Automation, Inc.,
Sr. Unsec’d. Notes
5.200%	01/15/98			1,100	1,199,949
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21			1,960	2,057,007

					4,343,223

Media — 2.2%
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20			2,000	2,065,660
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	06/01/29			975	1,006,687
5.500%	05/01/26	(a)		3,300	3,453,615
5.875%	05/01/27			25	26,375
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
6.384%	10/23/35			710	833,833
6.484%	10/23/45			855	1,007,454
6.834%	10/23/55			225	267,259

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media (continued)
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A
9.250%	02/15/24		1,450	$1,573,250
Comcast Corp.,
Gtd. Notes
4.150%	10/15/28		1,820	2,005,914
4.250%	10/15/30		620	691,931
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24		2,800	2,838,654
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21		1,425	1,425,000
Discovery Communications LLC,
Gtd. Notes
5.000%	09/20/37		1,010	1,055,015
NBCUniversal Media LLC,
Gtd. Notes
4.450%	01/15/43		15	16,536
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.875%	02/15/26		750	978,253
TEGNA, Inc.,
Gtd. Notes, 144A
4.875%	09/15/21		475	476,188
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes
4.000%	01/15/25	EUR	1,100	1,297,765
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25		1,175	1,117,719
Walt Disney Co. (The),
Gtd. Notes, 144A
6.900%	08/15/39		65	95,797
7.625%	11/30/28		1,415	1,913,369
Ziggo BV (Netherlands),
Sr. Sec’d. Notes
3.750%	01/15/25	EUR	850	995,531

				25,141,805

Mining — 0.1%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43		410	512,301
Newmont Goldcorp Corp.,
Gtd. Notes, 144A
3.625%	06/09/21		825	840,076
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40		295	372,203

				1,724,580

Miscellaneous Manufacturing — 0.2%
Textron, Inc.,
Sr. Unsec’d. Notes
7.250%	10/01/19		2,350	2,375,351

SEE NOTES TO FINANCIAL STATEMENTS.

A48

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Multi-National — 0.4%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21		2,240	$2,220,400
4.375%	06/15/22		500	526,110
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes
6.950%	08/01/26		1,500	1,933,022

				4,679,532

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23		1,150	1,170,125

Oil & Gas — 2.4%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.677%(s)	10/10/36		2,000	944,900
6.450%	09/15/36		945	1,161,822
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26		350	319,375
10.000%	04/01/22		175	185,264
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	(a)	1,000	1,085,221
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
10.750%	02/15/20		775	802,125
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
3.000%	05/09/23		750	756,689
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27	(a)	975	833,625
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47		180	201,482
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		850	1,008,989
Encana Corp. (Canada),
Gtd. Notes
6.500%	02/01/38		200	244,935
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.950%	07/19/22		390	408,767
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22		1,665	1,798,147
Helmerich & Payne, Inc.,
Gtd. Notes
4.650%	03/15/25		1,500	1,588,009
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25	(a)	1,160	1,236,708
4.750%	04/19/27		200	214,478

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Lukoil International Finance BV (Russia),
Gtd. Notes, 144A
6.125%	11/09/20			600	$623,748
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23			575	547,687
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.750%	01/14/25		EUR	400	512,832
5.299%	01/27/25			625	663,125
5.750%	02/01/29			725	755,740
6.625%	01/16/34		GBP	680	960,717
6.900%	03/19/49			495	527,175
7.375%	01/17/27			405	463,320
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29		EUR	1,100	1,194,524
4.875%	01/24/22			1,100	1,097,250
5.375%	03/13/22			405	408,058
6.350%	02/12/48			840	721,140
6.375%	01/23/45			1,015	872,900
6.500%	03/13/27			1,225	1,209,565
Gtd. Notes, EMTN
2.750%	04/21/27		EUR	700	696,348
3.750%	02/21/24		EUR	400	451,938
4.875%	02/21/28		EUR	800	887,848
Gtd. Notes, MTN
6.750%	09/21/47			810	721,305
Sinopec Group Overseas Development 2015 Ltd. (China),
Gtd. Notes, 144A
2.500%	04/28/20			1,250	1,249,967
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21	(a)		235	239,054

					27,594,777

Oil & Gas Services — 0.0%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38			450	599,309

Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
4.375%	12/15/23		EUR	925	1,217,310

Pharmaceuticals — 1.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25			1,020	1,053,841
4.500%	05/14/35			1,715	1,769,183
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35			2,040	2,059,746
Allergan Sales LLC,
Gtd. Notes, 144A
4.875%	02/15/21			1,350	1,390,467

SEE NOTES TO FINANCIAL STATEMENTS.

A49

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	320	$351,846
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
6.125%	04/15/25	325	331,897
7.250%	05/30/29	100	104,000
Sr. Sec’d. Notes, 144A
5.750%	08/15/27	130	136,627
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
4.125%	06/15/39	420	452,934
4.250%	10/26/49	1,370	1,514,398
Cigna Corp.,
Gtd. Notes, 144A
4.375%	10/15/28	1,320	1,424,102
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38	270	281,657
5.050%	03/25/48	655	697,653
5.125%	07/20/45	565	602,524
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23	512	368,640
Express Scripts Holding Co.,
Gtd. Notes
4.500%	02/25/26	3,690	3,982,014
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	1,415	1,306,619
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	3,745	3,776,410
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
3.800%	11/26/20	280	285,080
4.000%	11/26/21	600	620,820

			22,510,458

Pipelines — 1.1%
Energy Transfer Operating LP,
Gtd. Notes
5.150%	03/15/45	55	55,927
5.300%	04/15/47	120	125,168
6.000%	06/15/48	50	57,071
6.250%	04/15/49	1,400	1,658,786
Enterprise Products Operating LLC,
Gtd. Notes
4.900%	05/15/46	2,110	2,366,854
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	387	401,886
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.200%	03/15/45	1,000	965,360

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (continued)
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	970	$979,320
5.200%	03/01/47	115	123,608
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22	50	51,500
4.875%	08/15/27	225	238,219
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	1,250	1,545,796
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47	450	474,022
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
4.680%	02/15/45	1,900	1,966,626
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.450%	04/01/44	575	543,159
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45	1,200	1,257,452

			12,810,754

Real Estate Investment Trusts (REITs) — 0.0%
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	03/15/22	325	333,807

Retail — 0.6%
Dollar Tree, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
3.288%(c)	04/17/20	950	950,110
Sr. Unsec’d. Notes
4.200%	05/15/28	1,875	1,941,781
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22	875	914,471
5.625%	10/15/23	725	751,818
6.625%	04/01/21	551	581,856
Michaels Stores, Inc.,
Gtd. Notes, 144A
8.000%	07/15/27	800	796,312
PetSmart, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	06/01/25	525	509,250
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23	375	316,406

			6,762,004

Savings & Loans — 0.1%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22	1,675	1,724,194

SEE NOTES TO FINANCIAL STATEMENTS.

A50

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Semiconductors — 0.5%
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	04/15/21		1,930	$1,942,497
3.125%	10/15/22		1,480	1,489,318
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.625%	06/01/23		2,675	2,819,718

				6,251,533

Software — 0.5%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.750%	05/21/23	EUR	400	463,855
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	10/01/22		1,162	1,197,359
Microsoft Corp.,
Sr. Unsec’d. Notes
3.750%	02/12/45		1,540	1,675,372
4.000%	02/12/55		435	489,007
4.450%	11/03/45		275	329,794
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34		1,070	1,217,543

				5,372,930

Telecommunications — 1.5%
AT&T Corp.,
Gtd. Notes
8.750%	11/15/31		55	76,436
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25		1,295	1,331,267
3.600%	07/15/25		150	155,585
3.800%	02/15/27		1,065	1,108,318
4.300%	02/15/30		325	347,853
4.550%	03/09/49		499	509,330
4.850%	03/01/39		4,230	4,539,766
5.250%	03/01/37		680	763,165
5.350%	09/01/40		49	55,308
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25		500	532,500
T-Mobile USA, Inc.,
Gtd. Notes
6.500%	01/15/26		1,675	1,810,775
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.500%	08/10/33		990	1,115,301
4.522%	09/15/48		360	403,352
5.012%	04/15/49		1,000	1,190,990
Sr. Unsec’d. Notes, 144A
4.016%	12/03/29		120	129,929
Wind Tre SpA (Italy),
Sr. Sec’d. Notes, 144A
2.625%	01/20/23	EUR	675	772,562
3.125%	01/20/25	EUR	1,550	1,757,394
5.000%	01/20/26		500	484,000

				17,083,831

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Textiles — 0.0%
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.850%	02/01/23	294	$305,919

Transportation — 0.0%
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	200	212,505

TOTAL CORPORATE BONDS (cost $418,581,319)			437,386,471

MUNICIPAL BONDS — 1.9%
California — 0.6%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs, Series S3
6.907%	10/01/50	1,125	1,820,824
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,550	2,329,882
7.625%	03/01/40	725	1,144,007
University of California,
Revenue Bonds, BABs
5.770%	05/15/43	1,400	1,841,154

			7,135,867

Colorado — 0.1%
Regional Transportation District,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	770	1,099,352

Illinois — 0.4%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,380	1,952,300
State of Illinois,
General Obligation Unlimited, Series A
5.000%	10/01/22	20	21,841
General Obligation Unlimited, Series D
5.000%	11/01/22	2,650	2,899,709

			4,873,850

New Jersey — 0.4%
New Jersey Turnpike Authority,
Revenue Bonds, BABs
7.102%	01/01/41	1,175	1,768,504
Revenue Bonds, BABs, Series F
7.414%	01/01/40	2,050	3,171,248

			4,939,752

Ohio — 0.1%
Ohio State University (The),
Revenue Bonds, BABs, Series C
4.910%	06/01/40	695	862,926

Oregon — 0.1%
State of Oregon Department of Transportation,
Revenue Bonds, BABs, Series A
5.834%	11/15/34	615	810,557

SEE NOTES TO FINANCIAL STATEMENTS.

A51

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	800	$1,054,320

Puerto Rico — 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A1
5.000%	07/01/58	850	850,000

Virginia — 0.0%
University of Virginia,
Revenue Bonds, Taxable, Series C
4.179%	09/01/2117	425	481,763

TOTAL MUNICIPAL BONDS (cost $16,376,097)			22,108,387

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.5%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/19	38	38,010
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%
4.104%(c)	10/25/27	423	425,920
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%
4.004%(c)	04/25/28	1,113	1,117,020
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950%
3.354%(c)	08/25/28	686	686,683
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350%
3.754%(c)	08/25/28	450	450,000
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600%
4.004%(c)	08/25/28	450	449,460
Series 2018-03A, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.604%(c)	10/25/27	690	689,999
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850%
4.254%(c)	10/25/27	1,040	1,041,558
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450%
3.854%(c)	04/25/29	820	821,587
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.940%(c)	11/01/23	5,400	5,399,995
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%
4.440%(c)	12/25/57	1,351	1,357,835
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%
4.440%(c)	01/25/57	1,482	1,509,895
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	1,275	1,274,746
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	2,523	2,517,706
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
4.025%(cc)	09/25/47	570	544,979
Credit Suisse Mortgage Trust,
Series 2018-11R, Class 1A1, 144A, 1 Month LIBOR + 1.400%
3.829%(c)	08/25/37	1,527	1,526,514

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700%
4.104%(c)	11/25/28	1,700	$1,699,998
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250%
3.654%(c)	04/25/29	450	450,276
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800%
4.204%(c)	04/25/29	300	300,237
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.854%(c)	01/25/29	311	311,360
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN04, Class M3, 1 Month LIBOR + 4.550%
6.954%(c)	10/25/24	238	256,587
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300%
5.704%(c)	10/25/27	3,460	3,723,144
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250%
4.654%(c)	11/25/28	543	548,594
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350%
3.754%(c)	03/25/29	699	703,557
Series 2016-HQA04, Class M2, 1 Month LIBOR + 1.300%
3.704%(c)	04/25/29	1,698	1,703,375
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650%
5.054%(c)	01/25/49	250	255,946
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A1, 144A, 1 Month LIBOR + 0.140%
2.544%(c)	01/26/37	1,035	1,024,724
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140%
2.544%(c)	01/26/37	1,400	1,351,474
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600%
3.830%(c)	10/25/28	510	509,143
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650%
4.054%(c)	05/25/29	650	649,999
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR19, Class 5A2
3.949%(cc)	08/25/36	348	324,624
LSTAR Securities Investment Trust,
Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500%
3.940%(c)	04/01/23	202	201,826
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500%
3.940%(c)	04/01/24	788	787,535
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	1,081	1,127,066
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57	1,570	1,628,088
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
3.154%(c)	01/25/48	1,408	1,407,059
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550%
3.954%(c)	07/25/28	500	499,634
Park Avenue Funding Trust,
Series 2019-01, Class PT, 144A, 1 Month LIBOR + 1.500%
3.937%(c)	11/27/20	15,550	15,550,017

SEE NOTES TO FINANCIAL STATEMENTS.

A52

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400%
3.804%(c)	03/25/28			621	$623,012
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700%
5.104%(c)	03/25/28			360	360,900
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250%
3.654%(c)	02/25/29			1,200	1,202,468
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200%
3.580%(c)	06/25/29			700	700,000
STACR Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750%
3.154%(c)	09/25/48			1,155	1,156,373
Series 2018-HRP02, Class M1, 144A, 1 Month LIBOR + 0.850%
3.254%(c)	02/25/47			850	849,359
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
4.566%(cc)	02/25/34			493	499,676
Series 2004-18, Class 3A1
4.352%(cc)	12/25/34			2,534	2,547,044
Towd Point Mortgage Funding Vantage PLC (United Kingdom),
Series 2016-V1A, Class A1, 144A, 3 Month GBP LIBOR + 1.200%
2.004%(c)	02/20/54			GBP 1,406	1,789,526
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-01, Class 3A
5.000%	03/25/20			39	38,683

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $63,967,600)					64,633,211

SOVEREIGN BONDS — 7.4%
Argentine Republic Government International Bond (Argentina),
Bonds
3.380%(cc)	12/31/38		EUR	300	189,754
Sr. Unsec’d. Notes
4.625%	01/11/23			1,625	1,300,016
6.875%	04/22/21			1,775	1,557,563
7.820%	12/31/33		EUR	958	903,935
7.820%	12/31/33		EUR	634	590,143
8.280%	12/31/33	(a)		582	485,120
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28			1,444	1,487,835
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24			250	261,750
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
7.500%	05/06/21			1,500	1,578,765
Sr. Unsec’d. Notes, 144A
6.000%	07/19/28			575	620,287
7.500%	05/06/21			400	421,004
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
10.500%	03/24/20			200	208,502

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/11/25	EUR	875	$1,014,941
4.750%	04/16/26	EUR	1,410	1,610,943
6.375%	04/11/31	EUR	1,015	1,172,378
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, 144A
7.375%	12/01/19		620	625,431
Hellenic Republic Government Bond (Greece),
Bonds
3.000%(cc)	02/24/23	EUR	1,200	1,458,086
3.000%(cc)	02/24/29	EUR	1,000	1,221,259
3.000%(cc)	02/24/31	EUR	620	761,732
3.000%(cc)	02/24/32	EUR	1,280	1,551,269
3.000%(cc)	02/24/34	EUR	640	772,646
3.000%(cc)	02/24/39	EUR	1,000	1,198,650
3.750%	01/30/28	EUR	65	82,050
3.900%	01/30/33	EUR	1,990	2,533,006
4.200%	01/30/42	EUR	295	383,192
Sr. Unsec’d. Notes, 144A
3.875%	03/12/29	EUR	2,700	3,442,737
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	1,500	2,052,345
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	02/21/23		436	479,613
5.375%	03/25/24		290	326,917
5.750%	11/22/23		2,300	2,606,171
6.375%	03/29/21		2,776	2,963,102
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.450%	09/18/26	EUR	375	435,474
3.375%	07/30/25	EUR	3,125	4,018,938
Sr. Unsec’d. Notes, EMTN
2.875%	07/08/21	EUR	1,225	1,469,560
3.750%	06/14/28	EUR	1,250	1,696,244
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes, 144A
5.800%	01/15/28		450	442,447
6.752%	03/09/23		400	410,420
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.500%	05/23/24		1,000	1,017,993
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A
3.375%	09/27/23		600	625,543
Sr. Unsec’d. Notes, 144A, MTN
2.000%	09/08/20		800	798,032
2.625%	04/20/22		1,000	1,012,755
3.000%	03/12/24		600	621,485
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.625%	02/01/22		1,000	1,103,872
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25		450	474,305

SEE NOTES TO FINANCIAL STATEMENTS.

A53

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, EMTN
5.125%	10/15/24			12,675	$14,164,312
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
3.875%	02/15/30		EUR	3,070	4,678,724
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.600%	04/16/24			445	456,165
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.400%	10/17/23			595	628,394
Provincia de Buenos Aries (Argentina),
Sr. Unsec’d. Notes, 144A
6.500%	02/15/23			120	100,321
9.950%	06/09/21			1,940	1,759,580
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.817%	03/14/49			835	956,943
5.103%	04/23/48			780	929,175
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
6.875%	09/27/23			260	293,920
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33	(a)		730	801,377
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35		EUR	945	1,230,661
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35		EUR	1,000	1,302,287
4.125%	03/11/39		EUR	354	460,901
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.250%	01/16/50			1,355	1,540,066
Sr. Unsec’d. Notes, 144A, MTN
4.000%	04/17/25			675	718,031
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes, 144A
4.750%	03/13/28		EUR	475	541,322
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22			600	605,424
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21			500	506,987
7.000%	06/05/20			1,510	1,544,066
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/20			145	149,552
7.750%	09/01/21			160	166,995
7.750%	09/01/22			1,120	1,183,114
8.994%	02/01/24			200	217,748
Sr. Unsec’d. Notes, 144A
7.750%	09/01/20			200	206,278
7.750%	09/01/22			930	982,407
8.994%	02/01/24			200	217,748

TOTAL SOVEREIGN BONDS (cost $82,260,316)					86,330,708

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
Federal Home Loan Mortgage Corp.
5.500%	10/01/33		576	$642,706
5.500%	06/01/34		7	7,275
6.000%	11/01/33		178	197,166
6.000%	05/01/34		57	62,626
6.000%	06/01/34		146	160,254
6.250%	07/15/32	(k)	830	1,191,667
6.500%	07/01/32		22	24,680
6.500%	07/01/32		22	24,713
6.500%	08/01/32		44	48,374
6.500%	08/01/32		45	50,350
6.500%	08/01/32		46	50,828
6.500%	09/01/32		40	44,488
6.500%	09/01/32		115	128,223
6.750%	03/15/31	(k)	600	872,613
Federal National Mortgage Assoc.
5.500%	02/01/33		17	18,719
5.500%	02/01/33		21	23,618
5.500%	03/01/33		24	25,664
5.500%	03/01/33		47	51,601
5.500%	03/01/33		53	58,365
5.500%	04/01/33		7	7,266
5.500%	04/01/33		34	37,132
5.500%	04/01/33		35	38,146
5.500%	04/01/33		39	43,437
5.500%	07/01/33		32	35,776
5.500%	07/01/33		37	40,820
5.500%	08/01/33		16	17,683
5.500%	02/01/34		34	37,289
5.500%	04/01/34		28	29,946
5.500%	06/01/34		38	42,319
6.000%	10/01/33		4	3,933
6.000%	10/01/33		212	235,791
6.000%	03/01/34		79	87,836
6.000%	02/01/35		212	242,723
6.000%	11/01/36		62	69,598
6.250%	05/15/29	(k)	1,090	1,471,297
6.500%	08/01/32		130	147,783
6.500%	09/01/32		105	117,919
6.500%	09/01/32		178	204,502
6.500%	10/01/32		95	105,345
6.500%	04/01/33		175	202,560
6.500%	11/01/33		3	3,596
6.625%	11/15/30	(k)	530	757,724
7.000%	05/01/32		85	95,018
7.000%	06/01/32		8	8,949
7.125%	01/15/30	(k)	785	1,138,598
Government National Mortgage Assoc.
5.500%	01/15/33		70	78,936
5.500%	02/15/33		47	52,375
5.500%	05/15/33		130	138,485
5.500%	05/15/33		186	198,320
5.500%	06/15/33		199	217,712
5.500%	09/15/33		106	116,952
5.500%	07/15/35		72	81,150
6.000%	12/15/32		132	150,523
6.000%	11/15/33		64	73,340
6.000%	01/15/34		12	13,529

SEE NOTES TO FINANCIAL STATEMENTS.

A54

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	06/20/34		348	$398,740
6.000%	11/15/34		491	559,445
6.500%	09/15/32		86	94,094
6.500%	09/15/32		204	225,028
6.500%	09/15/32		221	247,641
6.500%	11/15/33		161	180,570

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $11,227,234)				11,733,756

U.S. TREASURY OBLIGATIONS — 1.7%
U.S. Treasury Bonds
2.500%	05/15/46	(k)	965	959,421
2.750%	08/15/47	(k)	1,950	2,035,160
3.000%	02/15/48	(k)	500	547,754
3.000%	02/15/49		262	287,750
U.S. Treasury Notes
1.375%	05/31/21	(k)	5,570	5,528,225
1.875%	04/30/22	(k)	520	522,092
2.000%	05/31/24		665	672,819
2.125%	05/15/25	(k)	260	264,387
2.500%	12/31/20	(k)	1,120	1,130,850
2.500%	02/28/21	(k)	300	303,340
2.625%	07/15/21	(k)	2,350	2,390,666
U.S. Treasury Strips Coupon
2.783%(s)	08/15/29	(k)	1,200	969,010
2.878%(s)	05/15/31	(h)(k)	1,200	924,231
3.042%(s)	11/15/35	(h)(k)	2,400	1,623,117
3.202%(s)	08/15/40	(h)(k)	2,400	1,407,941

TOTAL U.S. TREASURY OBLIGATIONS (cost $18,828,636)				19,566,763

			Shares

PREFERRED STOCKS — 0.2%
Banks — 0.1%
Citigroup Capital XIII 8.953%			45,000	1,241,550

Capital Markets — 0.1%
State Street Corp. 5.350%			35,000	925,750

TOTAL PREFERRED STOCKS (cost $2,000,000)				2,167,300

TOTAL LONG-TERM INVESTMENTS (cost $1,084,999,950)				1,122,108,894

SHORT-TERM INVESTMENTS — 4.5%

AFFILIATED MUTUAL FUNDS — 4.4%
PGIM Core Short-Term Bond Fund(w)			3,991,217	36,838,936
PGIM Core Ultra Short Bond Fund(w)			2,669,581	2,669,581
PGIM Institutional Money Market Fund (cost $12,054,524; includes $12,031,616 of cash collateral for securities on loan)(b)(w)			12,053,573	12,057,189

TOTAL AFFILIATED MUTUAL FUNDS (cost $52,029,744)				51,565,706

Value

OPTIONS PURCHASED*~ — 0.1%
(cost $381,004)	$800,825

TOTAL SHORT-TERM INVESTMENTS (cost $52,410,748)	52,366,531

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—100.5% (cost $1,137,410,698)	1,174,475,425

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $373,652)	(142,813)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—100.5% (cost $1,137,037,046)	1,174,332,612
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (0.5)%	(6,066,357)

NET ASSETS — 100.0%	$1,168,266,255

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $(129,097) and (0.0%) of net assets.

~	See tables subsequent to the Schedule of Investments for options detail.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,830,851; cash collateral of $12,031,616 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(p)	Interest rate not available as of June 30, 2019.

(r)	Principal or notional amount is less than $500 par.

(rr)	Perpetual security with no stated maturity date.

SEE NOTES TO FINANCIAL STATEMENTS.

A55

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$123.00	152	152	$2,375
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$126.00	152	152	11,875
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$97.75	238	595	1,488
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$98.25	238	595	11,900
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$97.75	238	595	1,488
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$98.25	238	595	34,213
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$97.75	238	595	2,975
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$98.25	238	595	47,600

Total Exchange Traded (cost $334,537)						$113,914

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	3,100	$30,195
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	4,700	48,540
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	3,026	43,818
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	7,356	99,703
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	14,601	207,579
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	14,800	215,656
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	2,942	41,073

Total OTC Traded (cost $38,739)							$686,564

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay		Notional Amount (000)#	Value
30- Year Interest Rate Swap, 08/19/49 (cost $7,728)	Put	Citibank, N.A.	08/15/19	2.66%	3 Month LIBOR	(Q)	2.66	%(S)	690	$347

Total Options Purchased (cost $381,004)										$800,825

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$124.50	304	304	$(4,750)
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$98.00	476	1,190	(2,975)
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$98.00	476	1,190	(17,850)
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$98.00	476	1,190	(29,750)

Total Exchange Traded (premiums received $199,488)						$(55,325)

SEE NOTES TO FINANCIAL STATEMENTS.

A56

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.32.V1, 06/20/24	Put	BNP Paribas S.A.	07/17/19	$99.00	5.00%(Q)	CDX.NA.HY.31.V2(Q)		30,600	$(3,717)
CDX.NA.HY.32.V1, 06/20/24	Put	Deutsche Bank AG	07/17/19	$100.00	5.00%(Q)	CDX.NA.HY.31.V2(Q)		20,000	(3,686)
CDX.NA.HY.32.V1, 06/20/24	Put	Morgan Stanley & Co. International PLC	09/18/19	$100.00	5.00%(Q)	CDX.NA.HY.31.V2(Q)		10,000	(12,949)
CDX.NA.HY.32.V1, 06/20/24	Put	Bank of America, N.A.	01/15/20	$98.00	5.00%(Q)	CDX.NA.HY.31.V2(Q)		11,000	(53,869)
iTraxx.EUR.31.V2, 06/20/29	Put	Goldman Sachs International	09/18/19	2.50%	1.00%(Q)	iTraxx.EUR.31.V2(Q)	EUR	70,000	(13,267)

Total OTC Swaptions (premiums received $174,164)									$(87,488)

Total Options Written (premiums received $373,652)									$(142,813)

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4,039	5 Year U.S. Treasury Notes	Sep. 2019	$477,233,094	$7,240,166
2,352	10 Year U.S. Treasury Notes	Sep. 2019	300,982,500	3,961,034
189	10 Year U.S. Ultra Treasury Notes	Sep. 2019	26,105,625	835,548
11	20 Year U.S. Treasury Bonds	Sep. 2019	1,711,531	20,422
536	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	95,173,500	4,191,446

				16,248,616

Short Positions:
886	2 Year U.S. Treasury Notes	Sep. 2019	190,649,203	(1,153,706)
73	10 Year Euro-Bund	Sep. 2019	14,338,854	(220,185)

				(1,373,891)

				$14,874,725

Forward foreign currency exchange contracts outstanding at June 30, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/19	JPMorgan Chase Bank, N.A.	GBP	4,800	$6,124,149	$6,097,234	$—	$(26,915)
Euro,
Expiring 07/02/19	Bank of America, N.A.	EUR	47,564	54,198,723	54,103,047	—	(95,676)

				$60,322,872	$60,200,281	$—	$(122,591)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/22/19	Bank of America, N.A.	AUD	559	$400,389	$393,042	$7,347	$—
British Pound,
Expiring 07/02/19	BNP Paribas S.A.	GBP	4,688	5,947,823	5,954,986	—	(7,163)
Expiring 07/02/19	JPMorgan Chase Bank, N.A.	GBP	112	142,685	142,247	438	—
Expiring 08/02/19	JPMorgan Chase Bank, N.A.	GBP	4,800	6,133,317	6,106,768	26,549	—

SEE NOTES TO FINANCIAL STATEMENTS.

A57

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Euro,
Expiring 07/02/19	Citibank, N.A.	EUR	46,524	$52,241,910	$52,920,060	$—	$(678,150)
Expiring 07/02/19	Citibank, N.A.	EUR	1,040	1,167,492	1,182,988	—	(15,496)
Expiring 07/19/19	Bank of America, N.A.	EUR	2,850	3,223,991	3,246,556	—	(22,565)
Expiring 07/19/19	Bank of America, N.A.	EUR	374	420,412	426,085	—	(5,673)
Expiring 07/19/19	Barclays Bank PLC	EUR	785	887,989	894,461	—	(6,472)
Expiring 07/19/19	Citibank, N.A.	EUR	1,888	2,144,368	2,150,525	—	(6,157)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	EUR	8	9,193	9,335	—	(142)
Expiring 08/02/19	Bank of America, N.A.	EUR	47,564	54,336,134	54,244,434	91,700	—

				$127,055,703	$127,671,487	$126,034	$(741,818)

						$126,034	$(864,409)

Credit default swap agreements outstanding at June 30, 2019:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
Kingdom of Spain	06/20/23	1.000%(Q)	2,100	$(66,292)	$(51,964)	$(14,328)	Bank of America, N.A.
United Mexican States	06/20/23	1.000%(Q)	665	(3,591)	4,137	(7,728)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	655	(3,537)	10,327	(13,864)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	220	(1,188)	3,884	(5,072)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	220	(1,187)	3,567	(4,754)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	215	(1,161)	1,258	(2,419)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	115	(621)	715	(1,336)	Citibank, N.A.

				$(77,577)	$(28,076)	$(49,501)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Brooklyn^	12/20/19	—(Q)	4,090	*	$1,390	$(1,391)	$2,781	Citibank, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	660	2.253%	(30,453)	(64,559)	34,106	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)	500	2.630%	(36,521)	(108,125)	71,604	Barclays Bank PLC
Hellenic Republic	12/20/25	1.000%(Q)	1,280	3.033%	(144,355)	(231,773)	87,418	Bank of America, N.A.
								Morgan Stanley & Co.
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)	405	0.821%	3,549	1,918	1,631	International PLC
Kingdom of Spain	06/20/23	1.000%(Q)	2,100	0.311%	56,446	31,812	24,634	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	550	3.268%	(44,888)	(30,406)	(14,482)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	545	3.268%	(44,480)	(36,167)	(8,313)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	185	3.268%	(15,098)	(12,581)	(2,517)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	185	3.268%	(15,098)	(12,353)	(2,745)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	180	3.268%	(14,691)	(9,998)	(4,693)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	90	3.268%	(7,346)	(4,973)	(2,373)	Citibank, N.A.
Republic of Brazil	09/20/19	1.000%(Q)	2,815	0.419%	4,648	6,582	(1,934)	HSBC Bank USA, N.A.
Republic of Italy	09/20/20	1.000%(Q)	5,650	0.877%	10,189	26,214	(16,025)	JPMorgan Chase Bank, N.A.
Republic of Korea	09/20/19	1.000%(Q)	2,160	0.094%	5,196	4,360	836	Citibank, N.A.
State of Illinois	06/20/24	1.000%(Q)	580	1.420%	(10,872)	(7,441)	(3,431)	Citibank, N.A.

					$(282,384)	$(448,881)	$166,497

SEE NOTES TO FINANCIAL STATEMENTS.

A58

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Credit default swap agreements outstanding at June 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.32.V1	06/20/29	1.000%(Q)	7,525	$105,515	$17,970	$(87,545)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CMBX.NA.10.AAA	11/17/59	0.500%(M)	6,000	$(48,125)	$68,926	$(117,051)	Deutsche Bank AG

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	650	*	$14,168	$(2,368)	$16,536	Deutsche Bank AG

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Forward rate agreement outstanding at June 30, 2019:

Notional Amount (000)#	Termination Date(4)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreement^:
68,692	07/12/19	—(3)	—(3)	$(130,487)	$—	$(130,487)	Citigroup Global Markets, Inc.

SEE NOTES TO FINANCIAL STATEMENTS.

A59

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

(3)	The Portfolio pays or receives payments based on CMM102 minus 7 year CMS minus 1.3375% upon termination.

(4)	The Portfolio may choose to terminate these agreements at any time prior to the stated termination date.

Interest rate swap agreements outstanding at June 30, 2019:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CNH	16,230	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$58	$(266)	$(324)
CNH	46,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(2,339)	(2,339)
EUR	7,065	05/11/21	(0.300)%(A)	1 Day EONIA(1)(A)	(6,014)	(33,961)	(27,947)
EUR	8,125	05/11/22	(0.250)%(A)	1 Day EONIA(1)(A)	(5,161)	(70,531)	(65,370)
EUR	4,650	05/11/23	(0.100)%(A)	1 Day EONIA(1)(A)	(26,137)	(78,146)	(52,009)
EUR	3,980	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	(61,623)	(104,654)	(43,031)
EUR	2,110	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(12,404)	(63,476)	(51,072)
EUR	3,815	05/11/26	0.250%(A)	1 Day EONIA(1)(A)	(62,921)	(156,822)	(93,901)
EUR	1,880	05/11/29	0.600%(A)	1 Day EONIA(1)(A)	(122,780)	(134,126)	(11,346)
EUR	2,420	05/11/33	0.750%(A)	1 Day EONIA(1)(A)	(45,098)	(190,789)	(145,691)
EUR	1,240	05/11/36	0.950%(A)	1 Day EONIA(1)(A)	(23,480)	(133,271)	(109,791)
EUR	230	05/11/37	0.950%(A)	1 Day EONIA(1)(A)	(6,564)	(24,439)	(17,875)
EUR	6,100	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	649,008	649,008
EUR	6,100	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(668,363)	(668,363)
EUR	2,495	05/11/39	1.100%(A)	1 Day EONIA(1)(A)	(257,601)	(343,730)	(86,129)
EUR	195	05/11/42	1.100%(A)	1 Day EONIA(1)(A)	(4,923)	(28,016)	(23,093)
EUR	3,920	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	281,124	281,124
EUR	3,920	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	(279,010)	(279,010)
GBP	230	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(9,088)	(11,734)	(2,646)
JPY	4,844,850	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(60,610)	(60,610)
JPY	2,058,960	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	(22,860)	(22,860)
	43,825	03/12/20	2.405%(A)	1 Day USOIS(2)(A)	—	158,758	158,758
	65,680	04/25/20	2.328%(A)	1 Day USOIS(2)(A)	(1,064)	262,356	263,420
	43,210	01/10/21	2.408%(A)	1 Day USOIS(1)(A)	(1,332)	(507,049)	(505,717)
	24,116	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(8,487)	240,627	249,114
	1,895	09/27/21	2.330%(A)	1 Day USOIS(1)(A)	(527)	(32,352)	(31,825)
	5,260	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(123,285)	(123,285)
	4,490	09/27/22	2.360%(A)	1 Day USOIS(1)(A)	53	(121,947)	(122,000)
	6,920	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	16,360	(145,866)	(162,226)
	16,137	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(17,628)	(368,113)	(350,485)
	19,590	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(27,672)	(477,678)	(450,006)
	3,650	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	(48,038)	(48,038)
	11,070	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	(276,433)	(276,433)
	88,455	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	297,704	(2,216,658)	(2,514,362)
	29,940	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	102,544	(759,127)	(861,671)
	34,400	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	120,853	(988,755)	(1,109,608)
	6,025	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	5,665	(303,725)	(309,390)
	2,040	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(152,742)	(152,742)
	41,999	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(29,049)	(2,880,750)	(2,851,701)
	2,620	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(197,378)	(197,378)
	8,910	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	7,030	(752,824)	(759,854)
	26,843	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	939	(2,275,386)	(2,276,325)
	4,420	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(117,502)	(117,502)
	26,791	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(78,239)	(1,189,227)	(1,110,988)
	4,036	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	—	(150,182)	(150,182)
	6,705	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	138	(306,395)	(306,533)
	18,032	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(73,020)	(89,953)	(16,933)
	15,934	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	211,226	(214,290)	(425,516)
	6,555	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	7,830	(125,724)	(133,554)

SEE NOTES TO FINANCIAL STATEMENTS.

A60

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest rate swap agreements outstanding at June 30, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (continued):
2,515	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	$—	$(60,870)	$(60,870)
7,480	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(5,086)	(239,554)	(234,468)
5,020	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	(161,935)	(161,935)
3,295	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	(48,152)	(48,152)
2,095	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(65,630)	(65,630)
16,008	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(241,841)	(1,253,545)	(1,011,704)
9,330	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(40,174)	(761,526)	(721,352)
2,905	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	203	314,010	313,807
580	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(52,264)	(52,264)
1,835	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	183	236,224	236,041
1,100	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	(81,736)	(81,736)
1,020	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	(94,535)	(94,535)

				$(397,127)	$(17,906,162)	$(17,509,035)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreement:
525	03/05/49	2.403%(Q)	1 Week MUNIPSA(1)(Q)	$(75,466)	$—	$(75,466)	JPMorgan Chase Bank, N.A.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2019:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS.FN30.450.10(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	2,579	$(12,322)	$(7,877)	$(4,445)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Forward Rate and Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Rate Agreements	$—	$—	$—	$(130,487)
OTC Swap Agreements	$163,700	$(581,976)	$239,546	$(302,976)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$20,761,313

SEE NOTES TO FINANCIAL STATEMENTS.

A61

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$8,595,019	$—
Collateralized Loan Obligations.	—	210,141,591	—
Consumer Loans	—	20,152,368	—
Credit Cards	—	2,998,104	—
Home Equity Loans.	—	11,910,225	—
Other	—	261,770	—
Residential Mortgage-Backed Securities	—	29,198,255	—
Student Loans	—	21,385,650	—
Bank Loans	—	7,466,221	—
Commercial Mortgage-Backed Securities	—	166,073,095	—
Corporate Bonds	—	437,386,471	—
Municipal Bonds	—	22,108,387	—
Residential Mortgage-Backed Securities	—	64,633,211	—
Sovereign Bonds	—	86,330,708	—
U.S. Government Agency Obligations	—	11,733,756	—
U.S. Treasury Obligations	—	19,566,763	—
Preferred Stocks	2,167,300	—	—
Affiliated Mutual Funds	51,565,706	—	—
Options Purchased	113,914	686,911	—
Options Written	(55,325)	(87,488)	—
Other Financial Instruments*
Futures Contracts	14,874,725	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(738,375)	—
Centrally Cleared Credit Default Swap Agreement	—	(87,545)	—
OTC Credit Default Swap Agreements	—	(395,308)	1,390
OTC Forward Rate Agreement	—	—	(130,487)
Centrally Cleared Interest Rate Swap Agreements	—	(17,509,035)	—
OTC Interest Rate Swap Agreement	—	(75,466)	—
OTC Total Return Swap Agreement	—	(12,322)	—

Total	$68,666,320	$1,101,722,966	$(129,097)

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities Residential Mortgage-Backed Securities	Bank Loans	Residential Mortgage-Backed Securities	Credit Default Swap Agreements	Forward Rate Agreements
Balance as of 12/31/18	$7,996,987	$1,004,500	$5,400,000	$8,505	(130,337)
Realized gain (loss)	17,100	—	—	9,072	15,592
Change in unrealized appreciation (depreciation)	(60,181)	—	—	1,390	(150)
Purchases/Exchanges/Issuances	—	—	—	—	—
Sales/Paydowns	(6,253,906)	—	—	(17,577)	(15,592)
Accrued discount/premium	—	—	—	—	—
Transfers into of Level 3	—	—	—	—	—
Transfers out of Level 3	(1,700,000)	(1,004,500)	(5,400,000)	—	—

Balance as of 06/30/19	$—	$—	$—	$1,390	$(130,487)

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$—	$—	$1,390	$(130,487)

SEE NOTES TO FINANCIAL STATEMENTS.

A62

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of June 30, 2019	Valuation Methodology	Unobservable Inputs
Credit Default Swap Agreements	$1,390	Market Approach	Single Broker Indicative Quote
Forward Rate Agreements	(130,487)	Market Approach	Forward Rate Volatility & Convexity Adjustment

	$(129,097)

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Securities-Residential Mortgage-Backed Securities	$1,700,000	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Bank Loans	$1,004,500	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Residential Mortgage-Backed Securities	$5,400,000	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Collateralized Loan Obligations	18.0%
Commercial Mortgage-Backed Securities	14.2
Banks	11.7
Residential Mortgage-Backed Securities	8.0
Sovereign Bonds	7.4
Affiliated Mutual Funds (1.0% represents investments purchased with collateral from securities on loan)	4.4
Oil & Gas	2.4
Electric	2.3
Media	2.2
Pharmaceuticals	2.0
Municipal Bonds	1.9
Student Loans	1.8
Consumer Loans	1.7
U.S. Treasury Obligations	1.7
Chemicals	1.5
Telecommunications	1.5
Pipelines	1.1
Insurance	1.0
Home Equity Loans	1.0
Healthcare-Services	1.0
U.S. Government Agency Obligations	1.0
Diversified Financial Services	1.0
Automobiles	0.8
Auto Manufacturers	0.7
Aerospace & Defense	0.7
Healthcare-Products	0.7
Retail	0.6
Commercial Services	0.6
Software	0.6
Semiconductors	0.5

Airlines	0.5%
Auto Parts & Equipment	0.5
Home Builders	0.5
Foods	0.5
Multi-National	0.4
Machinery-Diversified	0.4
Building Materials	0.3
Lodging	0.3
Gas	0.3
Credit Cards	0.3
Agriculture	0.2
Engineering & Construction	0.2
Biotechnology	0.2
Miscellaneous Manufacturing	0.2
Apparel	0.2
Computers	0.2
Electronics	0.2
Mining	0.1
Savings & Loans	0.1
Entertainment	0.1
Internet	0.1
Forest Products & Paper	0.1
Packaging & Containers	0.1
Office/Business Equipment	0.1
Beverages	0.1
Capital Markets	0.1
Options Purchased	0.1
Housewares	0.1
Oil & Gas Services	0.0	*
Home Furnishings	0.0	*
Real Estate Investment Trusts (REITs)	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A63

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification (con’t)
Textiles	0.0	%*
Other	0.0	*
Transportation	0.0	*

	100.5
Options Written	(0.0	)*
Liabilities in excess of other assets	(0.5)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair value of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$87,545	*
Credit contracts	Premiums paid for OTC swap agreements	163,700		Premiums received for OTC swap agreements	574,099
Credit contracts	—	—		Options written outstanding, at value	87,488
Credit contracts	Unrealized appreciation on OTC swap agreements	239,546		Unrealized depreciation on OTC swap agreements	223,065
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	126,034		Unrealized depreciation on OTC forward foreign currency exchange contracts	864,409
Interest rate contracts	Due from/to broker-variation margin futures	16,248,616	*	Due from/to broker-variation margin futures	1,373,891	*
Interest rate contracts	Due from/to broker-variation margin swaps	2,151,272	*	Due from/to broker-variation margin swaps	19,660,307	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	7,877
Interest rate contracts	Unaffiliated investments	800,825		Options written outstanding, at value	55,325
Interest rate contracts	—	—		Unrealized depreciation on OTC forward rate agreements	130,487
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	79,911

		$19,729,993			$23,144,404

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A64

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Contracts	Forward Rate Agreements	Swaps
Credit contracts	$(23,349)	$301,826	$—	$—	$—	$349,408
Foreign exchange contracts	—	—	—	1,422,989	—	—
Interest rate contracts	42,337	61,239	37,296,765	—	173	3,261,479

Total	$18,988	$363,065	$37,296,765	$1,422,989	$173	$3,610,887

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Forward Rate Agreements	Swaps
Credit contracts	$19,301	$248,303	$—	$—	$—	$(127,463)
Foreign exchange contracts.	—	—	—	(224,099)	—	—
Interest rate contracts	(23,986)	144,163	(4,351,156)	—	(150)	(22,398,397)

Total	$(4,685)	$392,466	$(4,351,156)	$(224,099)	$(150)	$(22,525,860)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For	the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$160,610	$109,055,775	$939,400,865	$305,436,264	$21,899,009

Forward Foreign Currency Exchange Contracts—Sold(3)	Cross Currency Exchange Contracts(4)	Forward Rate Agreements(2)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$83,536,721	$108,571	$168,897,333	$866,392,318	$37,231,000

Credit Default Swap Agreements— Sell Protection(2)	Total Return Swap Agreements(2)	Inflation Swap Agreements(2)
$49,010,667	$2,671,667	$2,840,000

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

(4)	Value at Trade Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$11,830,851	$(11,830,851)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A65

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$765,849	$(475,848)	$290,001	$(290,001)	$—
Barclays Bank PLC	205,035	(114,597)	90,438	—	90,438
BNP Paribas S.A.	—	(10,880)	(10,880)	—	(10,880)
Citibank, N.A.	66,318	(953,399)	(887,081)	887,081	—
Citigroup Global Markets, Inc.	—	(130,487)	(130,487)	130,487	—
Credit Suisse International	—	(12,322)	(12,322)	—	(12,322)
Deutsche Bank AG	85,462	(123,105)	(37,643)	—	(37,643)
Goldman Sachs International	—	(13,267)	(13,267)	—	(13,267)
HSBC Bank USA, N.A.	6,582	(1,934)	4,648	—	4,648
JPMorgan Chase Bank, N.A.	53,201	(118,406)	(65,205)	—	(65,205)
Morgan Stanley & Co. International PLC	33,744	(13,091)	20,653	—	20,653

	$1,216,191	$(1,967,336)	$(751,145)	$727,567	$(23,578)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A66

DIVERSIFIED BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $11,830,851:
Unaffiliated investments (cost $1,085,380,954)	$1,122,909,719
Affiliated investments (cost $52,029,744)	51,565,706
Cash	1,517,421
Foreign currency, at value (cost $136,261)	136,186
Dividends and interest receivable	9,486,810
Receivable for investments sold	1,051,502
Receivable for Portfolio shares sold	264,169
Unrealized appreciation on OTC swap agreements	239,546
Due from broker-variation margin swaps	189,849
Premiums paid for OTC swap agreements	163,700
Unrealized appreciation on OTC forward foreign currency exchange contracts	126,034
Tax reclaim receivable	38,586
Prepaid expenses	1,260

Total Assets	1,187,690,488

LIABILITIES
Payable to broker for collateral for securities on loan	12,031,616
Payable for investments purchased	4,580,592
Unrealized depreciation on OTC forward foreign currency exchange contracts	864,409
Premiums received for OTC swap agreements	581,976
Management fee payable.	384,726
Unrealized depreciation on OTC swap agreements	302,976
Payable for Portfolio shares repurchased	213,306
Accrued expenses and other liabilities	175,277
Options written outstanding, at value (proceeds received $373,652)	142,813
Unrealized depreciation on OTC forward rate agreements	130,487
Due to broker-variation margin futures	15,075
Affiliated transfer agent fee payable	980

Total Liabilities	19,424,233

NET ASSETS	$1,168,266,255

Net assets were comprised of:
Partners Equity	$1,168,266,255

Net asset value and redemption price per share, $1,168,266,255 / 82,684,756 outstanding shares of beneficial interest	$14.13

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $1,801 foreign withholding tax)	$22,059,473
Affiliated dividend income.	828,051
Unaffiliated dividend income	74,672
Income from securities lending, net (including affiliated income of $13,466)	13,770

Total income	22,975,966

EXPENSES
Management fee	2,272,857
Custodian and accounting fees	96,006
Shareholders’ reports	67,064
Audit fee	26,610
Trustees’ fees	10,876
Legal fees and expenses	7,278
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	15,809

Total expenses	2,501,797

NET INVESTMENT INCOME (LOSS)	20,474,169

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $1,423)	2,823,162
Futures transactions	37,296,765
Forward rate agreement transactions	173
Forward currency contract transactions	1,422,989
Options written transactions.	363,065
Swap agreements transactions	3,610,887
Foreign currency transactions	172,597

45,689,638

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $81,310)	45,842,636
Futures	(4,351,156)
Forward rate agreements	(150)
Forward currency contracts	(224,099)
Options written	392,466
Swap agreements	(22,525,860)
Foreign currencies.	(167,584)

18,966,253

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	64,655,891

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$85,130,060

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$20,474,169	$38,991,560
Net realized gain (loss) on investment and foreign currency transactions	45,689,638	(15,612,916)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	18,966,253	(26,218,514)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	85,130,060	(2,839,870)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,384,881 and 6,799,295 shares, respectively]	18,786,575	88,168,310
Portfolio shares repurchased [4,286,237 and 8,370,109 shares, respectively]	(58,575,775)	(108,237,839)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(39,789,200)	(20,069,529)

CAPITAL CONTRIBUTIONS	—	736,677

TOTAL INCREASE (DECREASE)	45,340,860	(22,172,722)
NET ASSETS:
Beginning of period	1,122,925,395	1,145,098,117

End of period	$1,168,266,255	$1,122,925,395

SEE NOTES TO FINANCIAL STATEMENTS.

A67

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 96.2%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 5.6%
Airbus SE (France)	325,058	$46,123,993
Boeing Co. (The)	299,873	109,156,771
Safran SA (France)	393,957	57,774,459
United Technologies Corp.	289,395	37,679,229

		250,734,452

Banks — 7.4%
Bank of America Corp.	2,680,476	77,733,804
BB&T Corp.(a)	959,493	47,139,891
Citigroup, Inc.	862,789	60,421,113
JPMorgan Chase & Co.	835,171	93,372,118
PNC Financial Services Group, Inc. (The)	391,017	53,678,814

		332,345,740

Beverages — 0.3%
Constellation Brands, Inc. (Class A Stock)(a)	75,416	14,852,427

Biotechnology — 0.8%
Alexion Pharmaceuticals, Inc.*	267,509	35,038,329

Building Products — 0.9%
Johnson Controls International PLC(a)	966,810	39,938,921

Capital Markets — 0.7%
Goldman Sachs Group, Inc. (The)	155,513	31,817,960

Chemicals — 1.7%
FMC Corp.	332,436	27,575,566
Linde PLC (United Kingdom)	251,825	50,566,460

		78,142,026

Communications Equipment — 1.6%
Cisco Systems, Inc.	1,273,611	69,704,730

Consumer Finance — 1.4%
Capital One Financial Corp.	410,023	37,205,487
SLM Corp.	2,417,395	23,497,079

		60,702,566

Diversified Telecommunication Services — 1.0%
Verizon Communications, Inc.	805,199	46,001,019

Electric Utilities — 3.1%
American Electric Power Co., Inc.	954,123	83,972,365
Exelon Corp.	1,150,405	55,150,416

		139,122,781

Electrical Equipment — 0.7%
Emerson Electric Co.	484,436	32,321,570

Energy Equipment & Services — 0.4%
Schlumberger Ltd.	442,893	17,600,568

Entertainment — 3.7%
Netflix, Inc.*	223,908	82,245,887
Walt Disney Co. (The)	587,435	82,029,423

		164,275,310

Equity Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.	248,622	50,830,768
Crown Castle International Corp.	119,828	15,619,580

		66,450,348

COMMON STOCKS
(continued)	Shares	Value
Food & Staples Retailing — 2.7%
Costco Wholesale Corp.	196,786	$52,002,669
Walmart, Inc.	612,166	67,638,221

		119,640,890

Food Products — 1.7%
Conagra Brands, Inc.(a)	870,016	23,072,824
Mondelez International, Inc. (Class A Stock)	980,891	52,870,025

		75,942,849

Health Care Equipment & Supplies — 2.9%
Edwards Lifesciences Corp.*	221,731	40,962,585
Intuitive Surgical, Inc.*(a)	80,011	41,969,770
Zimmer Biomet Holdings, Inc.	387,711	45,649,093

		128,581,448

Health Care Providers & Services — 0.9%
Guardant Health, Inc.*	47,846	4,130,545
Laboratory Corp. of America Holdings*	222,035	38,389,852

		42,520,397

Hotels, Restaurants & Leisure — 1.5%
Marriott International, Inc. (Class A Stock)(a)	204,149	28,640,063
McDonald’s Corp.	192,142	39,900,208

		68,540,271

Insurance — 2.2%
Chubb Ltd.	352,702	51,949,478
MetLife, Inc.	969,518	48,155,959

		100,105,437

Interactive Media & Services — 6.3%
Alphabet, Inc. (Class A Stock)*	81,883	88,662,912
Alphabet, Inc. (Class C Stock)*	56,151	60,694,178
Facebook, Inc. (Class A Stock)*	453,248	87,476,864
Tencent Holdings Ltd. (China)	1,014,451	45,816,583

		282,650,537

Internet & Direct Marketing Retail — 4.9%
Alibaba Group Holding Ltd. (China), ADR*(a)	413,003	69,983,358
Amazon.com, Inc.*	77,888	147,491,054

		217,474,412

IT Services — 8.0%
Adyen NV (Netherlands), 144A*	73,556	56,823,242
Mastercard, Inc. (Class A Stock)	424,947	112,411,230
PayPal Holdings, Inc.*	417,870	47,829,400
Square, Inc. (Class A Stock)*(a)	454,987	33,000,207
Twilio, Inc. (Class A Stock)*(a)	187,869	25,615,938
Visa, Inc. (Class A Stock)(a)	483,663	83,939,714

		359,619,731

Life Sciences Tools & Services — 1.8%
Illumina, Inc.*(a)	214,234	78,870,247

Media — 1.8%
Comcast Corp. (Class A Stock)	1,248,793	52,798,968
Liberty Global PLC (United Kingdom) (Class C Stock)*	1,062,270	28,182,023

		80,980,991

SEE NOTES TO FINANCIAL STATEMENTS.

A68

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Oil, Gas & Consumable Fuels — 3.2%
Chevron Corp.	581,562	$72,369,575
Noble Energy, Inc.(a)	1,029,037	23,050,429
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	768,007	49,974,216

		145,394,220

Pharmaceuticals — 5.1%
Allergan PLC	41,157	6,890,916
AstraZeneca PLC (United Kingdom), ADR(a)	2,844,723	117,430,165
Eli Lilly & Co.	368,030	40,774,044
Pfizer, Inc.	1,414,624	61,281,512

		226,376,637

Road & Rail — 1.0%
Union Pacific Corp.	266,515	45,070,352

Semiconductors & Semiconductor Equipment — 4.8%
Broadcom, Inc.(a)	274,352	78,974,967
NVIDIA Corp.	292,867	48,097,547
QUALCOMM, Inc.	760,298	57,835,869
Texas Instruments, Inc.	278,851	32,000,941

		216,909,324

Software — 11.3%
Adobe, Inc.*	235,932	69,517,364
Microsoft Corp.	1,285,016	172,140,743
PTC, Inc.*(a)	320,744	28,789,981
salesforce.com, Inc.*	618,510	93,846,522
SAP SE (Germany), ADR	377,932	51,701,098
ServiceNow, Inc.*	147,387	40,468,049
Workday, Inc. (Class A Stock)*(a)	252,892	51,989,537

		508,453,294

Specialty Retail — 0.8%
Lowe’s Cos., Inc.	334,583	33,762,771

Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.	101,682	20,124,901

Textiles, Apparel & Luxury Goods — 4.1%
Kering SA (France)	70,468	41,586,553
Lululemon Athletica, Inc.*	317,763	57,264,070
NIKE, Inc. (Class B Stock)	807,894	67,822,701
Tapestry, Inc.	519,011	16,468,219

		183,141,543

TOTAL LONG-TERM INVESTMENTS (cost $2,742,473,501)		4,313,208,999

SHORT-TERM INVESTMENTS — 14.2%
AFFILIATED MUTUAL FUNDS	Shares	Value
PGIM Core Ultra Short Bond Fund(w)	142,351,169	$142,351,169
PGIM Institutional Money Market Fund (cost $494,264,619; includes $493,345,582 of cash collateral for securities on loan)(b)(w)	494,231,375	494,379,645

TOTAL SHORT-TERM INVESTMENTS (cost $636,615,788)		636,730,814

TOTAL INVESTMENTS — 110.4% (cost $3,379,089,289)		4,949,939,813
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.4)%		(467,434,560)

NET ASSETS — 100.0%		$4,482,505,253

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $491,162,081; cash collateral of $493,345,582 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A69

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$146,836,000	$103,898,452	$—
Banks	332,345,740	—	—
Beverages	14,852,427	—	—
Biotechnology	35,038,329	—	—
Building Products	39,938,921	—	—
Capital Markets	31,817,960	—	—
Chemicals	78,142,026	—	—
Communications Equipment	69,704,730	—	—
Consumer Finance	60,702,566	—	—
Diversified Telecommunication Services	46,001,019	—	—
Electric Utilities	139,122,781	—	—
Electrical Equipment	32,321,570	—	—
Energy Equipment & Services	17,600,568	—	—
Entertainment	164,275,310	—	—
Equity Real Estate Investment Trusts (REITs)	66,450,348	—	—
Food & Staples Retailing	119,640,890	—	—
Food Products	75,942,849	—	—
Health Care Equipment & Supplies	128,581,448	—	—
Health Care Providers & Services	42,520,397	—	—
Hotels, Restaurants & Leisure	68,540,271	—	—
Insurance	100,105,437	—	—
Interactive Media & Services	236,833,954	45,816,583	—
Internet & Direct Marketing Retail	217,474,412	—	—
IT Services	302,796,489	56,823,242	—
Life Sciences Tools & Services	78,870,247	—	—
Media	80,980,991	—	—
Oil, Gas & Consumable Fuels	145,394,220	—	—
Pharmaceuticals	226,376,637	—	—
Road & Rail	45,070,352	—	—
Semiconductors & Semiconductor Equipment	216,909,324	—	—
Software	508,453,294	—	—
Specialty Retail	33,762,771	—	—
Technology Hardware, Storage & Peripherals	20,124,901	—	—
Textiles, Apparel & Luxury Goods	141,554,990	41,586,553	—
Affiliated Mutual Funds	636,730,814	—	—

Total	$4,701,814,983	$248,124,830	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Affiliated Mutual Funds (11.0% represents investments purchased with collateral from securities on loan)	14.2%
Software	11.3
IT Services	8.0
Banks	7.4
Interactive Media & Services	6.3
Aerospace & Defense	5.6
Pharmaceuticals	5.1
Internet & Direct Marketing Retail	4.9
Semiconductors & Semiconductor Equipment	4.8
Textiles, Apparel & Luxury Goods	4.1
Entertainment	3.7
Oil, Gas & Consumable Fuels	3.2
Electric Utilities	3.1

Health Care Equipment & Supplies	2.9%
Food & Staples Retailing	2.7
Insurance	2.2
Media	1.8
Life Sciences Tools & Services	1.8
Chemicals	1.7
Food Products	1.7
Communications Equipment	1.6
Hotels, Restaurants & Leisure	1.5
Equity Real Estate Investment Trusts (REITs)	1.5
Consumer Finance	1.4
Diversified Telecommunication Services	1.0
Road & Rail	1.0
Health Care Providers & Services	0.9

SEE NOTES TO FINANCIAL STATEMENTS.

A70

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification (con’t)

Building Products	0.9%
Biotechnology	0.8
Specialty Retail	0.8
Electrical Equipment	0.7
Capital Markets	0.7
Technology Hardware, Storage & Peripherals	0.4

Energy Equipment & Services	0.4%
Beverages	0.3

110.4
Liabilities in excess of other assets	(10.4)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$491,162,081	$(491,162,081)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A71

EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $491,162,081:
Unaffiliated investments (cost $2,742,473,501)	$4,313,208,999
Affiliated investments (cost $636,615,788)	636,730,814
Cash	5,277
Foreign currency, at value (cost $151)	151
Receivable for investments sold	34,295,587
Dividends receivable	2,754,176
Tax reclaim receivable	1,139,026
Receivable for Portfolio shares sold	4,075
Prepaid expenses and other assets	12,649

Total Assets	4,988,150,754

LIABILITIES
Payable to broker for collateral for securities on loan	493,345,582
Payable for investments purchased	8,100,774
Management fee payable.	1,625,716
Accrued expenses and other liabilities	1,248,091
Payable to affiliate	676,225
Payable for Portfolio shares repurchased	647,511
Affiliated transfer agent fee payable	980
Distribution fee payable	332
Administration fee payable.	290

Total Liabilities	505,645,501

NET ASSETS	$4,482,505,253

Net assets were comprised of:
Partners Equity	$4,482,505,253

Class I:
Net asset value and redemption price per share, $4,480,862,566 / 77,193,590 outstanding shares of beneficial interest	$58.05

Class II:
Net asset value and redemption price per share, $1,642,687 / 28,737 outstanding shares of beneficial interest	$57.16

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $623,556 foreign withholding tax, of which $13,151 is reimbursable by an affiliate)	$35,961,839
Affiliated dividend income	1,591,793
Income from securities lending, net (including affiliated income of $339,943)	649,911

Total income	38,203,543

EXPENSES
Management fee	9,703,837
Distribution fee—Class II	1,982
Administration fee—Class II	1,189
Shareholders’ reports	168,410
Custodian and accounting fees	149,871
Trustees’ fees	28,305
Audit fee	13,321
Legal fees and expenses	12,365
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	42,674

Total expenses	10,127,251

NET INVESTMENT INCOME (LOSS)	28,076,292

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $3,295)	138,938,639
Foreign currency transactions	(90,342)

138,848,297

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $112,886)	547,493,754
Foreign currencies	61,812

547,555,566

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	686,403,863

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$714,480,155

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$28,076,292	$43,908,728
Net realized gain (loss) on investment and foreign currency transactions	138,848,297	267,278,639
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	547,555,566	(497,934,768)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	714,480,155	(186,747,401)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	3,364,953	16,251,411
Portfolio shares repurchased	(156,405,371)	(329,183,650)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(153,040,418)	(312,932,239)

CAPITAL CONTRIBUTIONS	3	3,505,159

TOTAL INCREASE (DECREASE)	561,439,740	(496,174,481)
NET ASSETS:
Beginning of period	3,921,065,513	4,417,239,994

End of period	$4,482,505,253	$3,921,065,513

SEE NOTES TO FINANCIAL STATEMENTS.

A72

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 95.5%
COMMON STOCKS — 60.3%	Shares	Value
Aerospace & Defense — 2.1%
Airbus SE (France)	1,932	$274,141
Arconic, Inc.	647,900	16,728,778
General Dynamics Corp.	99,200	18,036,544
Lockheed Martin Corp.	59,400	21,594,276
MTU Aero Engines AG (Germany)	1,152	274,869
Spirit AeroSystems Holdings, Inc. (Class A Stock)	71,300	5,801,681
United Technologies Corp.	178,700	23,266,740

		85,977,029

Air Freight & Logistics — 0.0%
Hub Group, Inc. (Class A Stock)*	43,000	1,805,140
SG Holdings Co. Ltd. (Japan)	400	11,344

		1,816,484

Airlines — 0.1%
ANA Holdings, Inc. (Japan)	300	9,945
Japan Airlines Co. Ltd. (Japan)	300	9,586
Singapore Airlines Ltd. (Singapore)	1,400	9,599
Southwest Airlines Co.	56,400	2,863,992

		2,893,122

Auto Components — 0.0%
Bridgestone Corp. (Japan)	1,600	63,108
Cie Generale des Etablissements Michelin SCA (France)	2,187	277,075
Toyota Industries Corp. (Japan)	400	22,098

		362,281

Automobiles — 0.7%
Ferrari NV (Italy)	347	56,266
Fiat Chrysler Automobiles NV (United Kingdom)	4,355	60,641
Ford Motor Co.	1,648,300	16,862,109
General Motors Co.(a)	315,600	12,160,068
Honda Motor Co. Ltd. (Japan)	4,200	108,754
Isuzu Motors Ltd. (Japan)	1,400	15,958
Mazda Motor Corp. (Japan)	1,500	15,668
Peugeot SA (France)	10,934	269,469
Toyota Motor Corp. (Japan)	2,400	149,279
Volkswagen AG (Germany)	91	15,648

		29,713,860

Banks — 3.2%
Australia & New Zealand Banking Group Ltd. (Australia)	1,440	28,537
Banco Bilbao Vizcaya Argentaria SA (Spain)	55,345	309,159
Bank Leumi Le-Israel BM (Israel)	3,845	27,752
Bank of America Corp.	1,532,750	44,449,750
Barclays PLC (United Kingdom)	144,928	276,146
BNP Paribas SA (France)	2,805	133,260
BOC Hong Kong Holdings Ltd. (China)	61,000	239,904
Citigroup, Inc.	466,550	32,672,496
Citizens Financial Group, Inc.	55,700	1,969,552
Commerzbank AG (Germany)	2,585	18,613
Commonwealth Bank of Australia (Australia)	692	40,228

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Credit Agricole SA (France)	3,038	$36,409
DBS Group Holdings Ltd. (Singapore)	12,300	235,966
DNB ASA (Norway)	14,147	263,440
Erste Group Bank AG (Austria)*	1,366	50,718
Hang Seng Bank Ltd. (Hong Kong)	1,900	47,180
HSBC Holdings PLC (United Kingdom)	24,735	206,465
Intesa Sanpaolo SpA (Italy)	38,238	81,814
Israel Discount Bank Ltd. (Israel) (Class A Stock)	4,449	18,170
JPMorgan Chase & Co.	160,294	17,920,869
KBC Group NV (Belgium)	631	41,418
Lloyds Banking Group PLC (United Kingdom)	182,654	131,510
Mitsubishi UFJ Financial Group, Inc. (Japan)	73,200	348,279
Raiffeisen Bank International AG (Austria)	7,379	173,311
Resona Holdings, Inc. (Japan)	5,400	22,522
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	22,746	210,301
Societe Generale SA (France)	2,663	67,292
Sumitomo Mitsui Financial Group, Inc. (Japan)	3,400	120,236
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	3,200	116,259
United Overseas Bank Ltd. (Singapore)	3,500	67,555
Wells Fargo & Co.	729,500	34,519,940

		134,845,051

Beverages — 1.5%
Asahi Group Holdings Ltd. (Japan)	3,400	153,132
Carlsberg A/S (Denmark) (Class B Stock)	345	45,696
Coca-Cola Co. (The)	89,700	4,567,524
Coca-Cola European Partners PLC (United Kingdom)	5,200	293,800
Diageo PLC (United Kingdom)	497	21,403
Keurig Dr. Pepper, Inc.(a)	407,600	11,779,640
Monster Beverage Corp.*	230,200	14,693,666
National Beverage Corp.(a)	22,600	1,008,638
PepsiCo, Inc.	243,020	31,867,212
Treasury Wine Estates Ltd. (Australia)	1,817	19,073

		64,449,784

Biotechnology — 1.8%
AbbVie, Inc.	170,900	12,427,848
Alexion Pharmaceuticals, Inc.*	120,100	15,730,698
Amgen, Inc.	19,108	3,521,222
Biogen, Inc.*	57,800	13,517,686
Gilead Sciences, Inc.	328,350	22,183,326
Vertex Pharmaceuticals, Inc.*	32,000	5,868,160

		73,248,940

SEE NOTES TO FINANCIAL STATEMENTS.

A73

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Building Products — 0.5%
Geberit AG (Switzerland)	95	$44,347
Johnson Controls International PLC	412,000	17,019,720
Kingspan Group PLC (Ireland)	855	46,421
Universal Forest Products, Inc.	73,600	2,801,216

		19,911,704

Capital Markets — 1.6%
3i Group PLC (United Kingdom)	20,112	284,502
Affiliated Managers Group, Inc.	71,300	6,569,582
Ameriprise Financial, Inc.	84,950	12,331,342
ASX Ltd. (Australia)	1,197	69,233
Goldman Sachs Group, Inc. (The)	98,900	20,234,940
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	4,100	145,007
Invesco Ltd.	119,500	2,444,970
LPL Financial Holdings, Inc.	35,100	2,863,107
Macquarie Group Ltd. (Australia)	837	73,668
Morgan Stanley	436,050	19,103,350
Raymond James Financial, Inc.	25,500	2,156,025
Singapore Exchange Ltd. (Singapore)	2,000	11,716

		66,287,442

Chemicals — 1.1%
Air Liquide SA (France)	161	22,537
Air Products & Chemicals, Inc.	14,100	3,191,817
Arkema SA (France)	1,747	162,654
Covestro AG (Germany), 144A	500	25,442
DuPont de Nemours, Inc.	238,600	17,911,702
Evonik Industries AG (Germany)	408	11,911
Huntsman Corp.	245,800	5,024,152
Israel Chemicals Ltd. (Israel)	33,296	174,548
LANXESS AG (Germany)	225	13,400
LyondellBasell Industries NV (Class A Stock)	170,400	14,676,552
Mitsubishi Chemical Holdings Corp. (Japan)	3,300	23,104
Mitsubishi Gas Chemical Co., Inc. (Japan)	900	12,034
Mitsui Chemicals, Inc. (Japan)	500	12,415
Orica Ltd. (Australia)	964	13,710
Shin-Etsu Chemical Co. Ltd. (Japan)	3,400	317,558
Showa Denko KK (Japan)	1,300	38,474
Solvay SA (Belgium)	185	19,212
Teijin Ltd. (Japan)	700	11,951
Trinseo SA	98,400	4,166,256

		45,829,429

Commercial Services & Supplies — 0.0%
Securitas AB (Sweden) (Class B Stock).	804	14,098
UniFirst Corp.	6,100	1,150,277

		1,164,375

Communications Equipment — 1.0%
Acacia Communications, Inc.*	29,500	1,391,220
Cisco Systems, Inc.	768,700	42,070,951

COMMON STOCKS (continued)	Shares	Value
Communications Equipment (continued)
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	7,954	$75,563

		43,537,734

Construction & Engineering — 0.3%
ACS Actividades de Construccion y Servicios SA (Spain)	3,847	153,625
CIMIC Group Ltd. (Australia)	249	7,827
Eiffage SA (France)	200	19,764
EMCOR Group, Inc.	75,900	6,686,790
Kajima Corp. (Japan)	1,200	16,509
Obayashi Corp. (Japan)	23,800	234,919
Quanta Services, Inc.(a)	94,400	3,605,136
Shimizu Corp. (Japan)	11,700	97,297
Taisei Corp. (Japan)	600	21,839
Vinci SA (France)	1,290	132,142

		10,975,848

Construction Materials — 0.3%
CRH PLC (Ireland)	2,109	68,976
HeidelbergCement AG (Germany)	1,513	122,603
Taiheiyo Cement Corp. (Japan)	300	9,092
Vulcan Materials Co.	77,600	10,655,256

		10,855,927

Consumer Finance — 0.7%
Capital One Financial Corp.	204,800	18,583,552
Navient Corp.	174,350	2,379,877
OneMain Holdings, Inc.	150,400	5,085,024
Synchrony Financial	52,400	1,816,708

		27,865,161

Containers & Packaging — 0.0%
Greif, Inc. (Class A Stock)	20,850	678,667

Distributors — 0.4%
Genuine Parts Co.	137,100	14,200,818
LKQ Corp.*	51,400	1,367,754

		15,568,572

Diversified Consumer Services — 0.1%
frontdoor, Inc.*	90,500	3,941,275

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc. (Class B Stock)*	118,550	25,271,303
Jefferies Financial Group, Inc.	112,200	2,157,606
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	43,800	232,828
ORIX Corp. (Japan)	13,900	207,645

		27,869,382

Diversified Telecommunication Services — 1.6%
AT&T, Inc.	923,900	30,959,889
Deutsche Telekom AG (Germany)	22,027	381,137
HKT Trust & HKT Ltd. (Hong Kong) (Class SS Stock)	10,000	15,872
Nippon Telegraph & Telephone Corp. (Japan)	6,800	317,032
Swisscom AG (Switzerland)	66	33,153
Telecom Italia SpA (Italy), RSP	18,981	9,850

SEE NOTES TO FINANCIAL STATEMENTS.

A74

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Diversified Telecommunication Services (continued)
Telefonica SA (Spain)	12,051	$98,986
Telenor ASA (Norway)	1,900	40,322
Telstra Corp. Ltd. (Australia)	78,985	213,397
Verizon Communications, Inc.	638,688	36,488,245

		68,557,883

Electric Utilities — 0.7%
Chubu Electric Power Co., Inc. (Japan)	7,300	102,496
Enel SpA (Italy)	58,884	411,229
Eversource Energy(a)	5,400	409,104
Exelon Corp.	409,600	19,636,224
Iberdrola SA (Spain)	15,738	156,848
Kansai Electric Power Co., Inc. (The) (Japan)	12,500	143,348
Portland General Electric Co.	22,700	1,229,659
Southern Co. (The)	158,200	8,745,296

		30,834,204

Electrical Equipment — 0.1%
Atkore International Group, Inc.*	84,850	2,195,069
Hubbell, Inc.	17,900	2,334,160
Legrand SA (France)	656	47,982
Schneider Electric SE (France)	1,403	127,275
Siemens Gamesa Renewable Energy SA (Spain)	613	10,198

		4,714,684

Electronic Equipment, Instruments & Components — 0.3%
Anixter International, Inc.*	19,700	1,176,287
Avnet, Inc.	27,100	1,226,817
CDW Corp.	78,700	8,735,700
Halma PLC (United Kingdom)	3,438	88,341
Hexagon AB (Sweden) (Class B Stock)	661	36,740
Hitachi Ltd. (Japan)	3,000	110,123
Ingenico Group SA (France)	155	13,718
Keysight Technologies, Inc.*	14,700	1,320,207
Kyocera Corp. (Japan)	800	52,405
SYNNEX Corp	12,100	1,190,640
Venture Corp. Ltd. (Singapore)	700	8,433

		13,959,411

Energy Equipment & Services — 0.1%
Archrock, Inc.	192,250	2,037,850
DMC Global, Inc.	26,100	1,653,435

		3,691,285

Entertainment — 0.7%
Nexon Co. Ltd. (Japan)*	1,100	15,982
Viacom, Inc. (Class B Stock)	483,950	14,455,587
Vivendi SA (France)	2,689	73,978
Walt Disney Co. (The)	116,700	16,295,988

		30,841,535

Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.	112,200	22,939,290
Apartment Investment & Management Co. (Class A Stock)	29,400	1,473,528

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Apple Hospitality REIT, Inc.	196,550	$3,117,283
Brandywine Realty Trust	97,600	1,397,632
CoreCivic, Inc.	153,150	3,179,394
Dexus (Australia)	2,513	22,932
DiamondRock Hospitality Co.	142,850	1,477,069
Franklin Street Properties Corp.	76,350	563,463
GEO Group, Inc. (The)	246,250	5,173,713
Goodman Group (Australia)	29,865	315,372
Host Hotels & Resorts, Inc.(a)	466,650	8,502,363
Land Securities Group PLC (United Kingdom)	22,353	236,652
Mirvac Group (Australia)	9,114	20,026
Nippon Building Fund, Inc. (Japan)	3	20,548
RLJ Lodging Trust	97,500	1,729,650
Ryman Hospitality Properties, Inc.	56,400	4,573,476
Spirit MTA	10,470	87,320
Vicinity Centres (Australia)	8,335	14,349

		54,844,060

Food & Staples Retailing — 0.5%
Colruyt SA (Belgium)	151	8,749
ICA Gruppen AB (Sweden)	231	9,923
J Sainsbury PLC (United Kingdom)	91,552	227,768
Koninklijke Ahold Delhaize NV (Netherlands)	10,810	242,977
Kroger Co. (The)	31,000	673,010
Seven & i Holdings Co. Ltd. (Japan)	1,900	64,349
Sysco Corp.	16,800	1,188,096
Tesco PLC (United Kingdom)	25,203	72,530
Walgreens Boots Alliance, Inc.(a)	256,900	14,044,723
Walmart, Inc.	27,300	3,016,377
Wm Morrison Supermarkets PLC (United Kingdom)	40,505	103,600
Woolworths Group Ltd. (Australia)	789	18,396

		19,670,498

Food Products — 1.2%
Archer-Daniels-Midland Co.	351,250	14,331,000
Associated British Foods PLC (United Kingdom)	919	28,768
Bunge Ltd.	15,100	841,221
J.M. Smucker Co. (The)(a)	77,950	8,979,061
Mondelez International, Inc. (Class A Stock)	26,600	1,433,740
Nestle SA (Switzerland)	8,991	930,665
Pilgrim’s Pride Corp.*	193,900	4,923,121
Tate & Lyle PLC (United Kingdom)	25,021	234,724
Toyo Suisan Kaisha Ltd. (Japan)	2,100	86,566
Tyson Foods, Inc. (Class A Stock)	210,500	16,995,770
WH Group Ltd. (Hong Kong), 144A	21,500	21,849
Wilmar International Ltd. (Singapore)	91,500	250,169

		49,056,654

SEE NOTES TO FINANCIAL STATEMENTS.

A75

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Gas Utilities — 0.3%
Tokyo Gas Co. Ltd. (Japan)	1,000	$23,562
UGI Corp.	214,700	11,467,127

		11,490,689

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	278,400	23,413,440
Alcon, Inc. (Switzerland)*	1,094	67,740
Baxter International, Inc.	148,250	12,141,675
Becton, Dickinson & Co.	7,400	1,864,874
Cooper Cos., Inc. (The)	24,700	8,321,183
Danaher Corp.	40,850	5,838,282
Hologic, Inc.*	57,600	2,765,952
Hoya Corp. (Japan)	3,900	299,798
Integer Holdings Corp.*	40,100	3,365,192
Masimo Corp.*	26,600	3,958,612
Medtronic PLC.	283,200	27,580,848
Smith & Nephew PLC (United Kingdom)	5,867	127,053
Sonova Holding AG (Switzerland)	143	32,522
Stryker Corp.	10,800	2,220,264
Zimmer Biomet Holdings, Inc.	97,400	11,467,876

		103,465,311

Health Care Providers & Services — 1.4%
Alfresa Holdings Corp. (Japan)	7,100	175,635
Anthem, Inc.	11,200	3,160,752
Cigna Corp.	47,400	7,467,870
CVS Health Corp.	43,650	2,378,489
Fresenius Medical Care AG & Co. KGaA (Germany)	548	43,098
Fresenius SE & Co. KGaA (Germany)	1,074	58,294
HCA Healthcare, Inc.	121,950	16,483,981
Medipal Holdings Corp. (Japan)	11,300	249,766
Ramsay Health Care Ltd. (Australia)	366	18,561
Suzuken Co. Ltd. (Japan)	200	11,752
UnitedHealth Group, Inc.	119,000	29,037,190

		59,085,388

Hotels, Restaurants & Leisure — 1.3%
Aristocrat Leisure Ltd. (Australia)	1,467	31,620
Bloomin’ Brands, Inc.	246,450	4,660,370
Compass Group PLC (United Kingdom)	7,625	182,826
Darden Restaurants, Inc.(a)	75,700	9,214,961
Flutter Entertainment PLC (Ireland)	249	18,749
Hilton Grand Vacations, Inc.*	158,900	5,056,198
Hilton Worldwide Holdings, Inc.	92,800	9,070,272
McDonald’s Holdings Co. Japan Ltd. (Japan)	200	8,821
Oriental Land Co. Ltd. (Japan)	500	62,016
Royal Caribbean Cruises Ltd.	21,300	2,581,773
Sands China Ltd. (Macau)	6,400	30,628
Sodexo SA (France)	231	26,991
Starbucks Corp.	284,700	23,866,401
TUI AG (Germany)	1,434	14,093

		54,825,719

COMMON STOCKS (continued)	Shares	Value
Household Durables — 0.0%
Barratt Developments PLC (United Kingdom)	2,562	$18,629
Berkeley Group Holdings PLC (United Kingdom)	5,291	250,780
Persimmon PLC (United Kingdom)	764	19,392
Sekisui House Ltd. (Japan)	1,600	26,427
Sony Corp. (Japan)	3,200	167,573

		482,801

Household Products — 0.6%
Essity AB (Sweden) (Class B Stock)	1,539	47,281
Henkel AG & Co. KGaA (Germany)	321	29,486
Procter & Gamble Co. (The)	243,705	26,722,253

		26,799,020

Independent Power & Renewable Electricity Producers — 0.5%
AES Corp.	491,900	8,244,244
NRG Energy, Inc.	293,950	10,323,524
Vistra Energy Corp.	36,400	824,096

		19,391,864

Industrial Conglomerates — 0.7%
Carlisle Cos., Inc.	43,200	6,065,712
CK Hutchison Holdings Ltd. (Hong Kong)	13,000	127,992
General Electric Co.	2,318,900	24,348,450

		30,542,154

Insurance — 1.5%
Aflac, Inc.	56,900	3,118,689
Ageas (Belgium)	468	24,328
AIA Group Ltd. (Hong Kong)	30,800	333,040
Allianz SE (Germany)	2,059	496,583
Allstate Corp. (The)	119,500	12,151,955
American International Group, Inc.	319,200	17,006,976
Aviva PLC (United Kingdom)	9,953	52,680
Baloise Holding AG (Switzerland)	76	13,453
CNP Assurances (France)	441	10,011
Insurance Australia Group Ltd. (Australia)	5,970	34,604
Japan Post Holdings Co. Ltd. (Japan)	12,300	139,328
Legal & General Group PLC (United Kingdom)	85,675	293,543
Loews Corp.	23,100	1,262,877
Medibank Private Ltd. (Australia)	6,910	16,920
MetLife, Inc.	402,300	19,982,241
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	381	95,650
NN Group NV (Netherlands)	5,590	224,937
Poste Italiane SpA (Italy), 144A	1,329	13,992
Progressive Corp. (The)	30,100	2,405,893
QBE Insurance Group Ltd. (Australia)	3,390	28,125
Swiss Life Holding AG (Switzerland)	72	35,721

SEE NOTES TO FINANCIAL STATEMENTS.

A76

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
Tokio Marine Holdings, Inc. (Japan)	1,700	$85,284
UnipolSai Assicurazioni SpA (Italy)(a)	81,747	209,982
Unum Group	173,100	5,807,505
Zurich Insurance Group AG (Switzerland)	654	227,324

		64,071,641

Interactive Media & Services — 3.0%
Alphabet, Inc. (Class A Stock)*	24,650	26,691,020
Alphabet, Inc. (Class C Stock)*	32,332	34,947,982
Auto Trader Group PLC (United Kingdom), 144A	32,447	225,842
Facebook, Inc. (Class A Stock)*	320,250	61,808,250
IAC/InterActiveCorp*	5,300	1,152,909
TripAdvisor, Inc.*(a)	39,000	1,805,310

		126,631,313

Internet & Direct Marketing Retail — 1.9%
Amazon.com, Inc.*	27,700	52,453,551
Booking Holdings, Inc.*	2,850	5,342,924
eBay, Inc.	433,800	17,135,100
Qurate Retail, Inc.*	454,500	5,631,255
Rakuten, Inc. (Japan)	11,200	133,613

		80,696,443

IT Services — 3.0%
Accenture PLC (Class A Stock)	121,750	22,495,747
Adyen NV (Netherlands), 144A*	217	167,636
Capgemini SE (France)	248	30,818
DXC Technology Co.	262,700	14,487,905
Fidelity National Information Services, Inc.	103,700	12,721,916
International Business Machines Corp.	182,500	25,166,750
Leidos Holdings, Inc.	39,900	3,186,015
Mastercard, Inc. (Class A Stock)	14,600	3,862,138
Obic Co. Ltd. (Japan)	800	90,846
Otsuka Corp. (Japan)	300	12,077
Visa, Inc. (Class A Stock)	251,900	43,717,245
Wirecard AG (Germany)	1,549	262,410

		126,201,503

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	500	24,302

Life Sciences Tools & Services — 1.0%
Charles River Laboratories International, Inc.*	6,400	908,160
IQVIA Holdings, Inc.*	50,500	8,125,450
PRA Health Sciences, Inc.*	64,500	6,395,175
QIAGEN NV.	620	25,169
Sartorius Stedim Biotech (France)	73	11,522
Thermo Fisher Scientific, Inc.	82,700	24,287,336

		39,752,812

Machinery — 0.6%
Alfa Laval AB (Sweden)	744	16,237
Alstom SA (France)	393	18,233

COMMON STOCKS (continued)	Shares	Value
Machinery (continued)
Amada Holdings Co. Ltd. (Japan)	900	$10,159
Atlas Copco AB (Sweden) (Class A Stock)	1,723	55,056
Atlas Copco AB (Sweden) (Class B Stock)	1,001	28,736
CNH Industrial NV (United Kingdom)	2,556	26,216
Cummins, Inc.	3,100	531,154
Daifuku Co. Ltd. (Japan)	300	16,931
Dover Corp.	47,700	4,779,540
Epiroc AB (Sweden) (Class B Stock)	997	9,873
Meritor, Inc.*	48,300	1,171,275
Metso OYJ (Finland)	272	10,697
Mitsubishi Heavy Industries Ltd. (Japan)	4,300	187,572
Oshkosh Corp.	110,900	9,259,041
PACCAR, Inc.	33,150	2,375,529
Sandvik AB (Sweden)	17,836	327,256
Schindler Holding AG (Switzerland)	64	13,989
SKF AB (Sweden) (Class B Stock)	971	17,854
Terex Corp.	37,000	1,161,800
Timken Co. (The)	43,700	2,243,558
Volvo AB (Sweden) (Class B Stock)	20,027	317,803
Yangzijiang Shipbuilding Holdings Ltd. (China)	239,100	270,752

		22,849,261

Marine — 0.0%
AP Moller-Maersk A/S (Denmark) (Class A Stock)	10	11,616

Media — 0.7%
Comcast Corp. (Class A Stock)	402,296	17,009,075
Discovery, Inc. (Class C Stock)*	426,200	12,125,390
Hakuhodo DY Holdings, Inc. (Japan)	700	11,823
I-CABLE Communications Ltd. (Hong Kong)*	3,065	39
Pearson PLC (United Kingdom)	2,002	20,828
Publicis Groupe SA (France)	532	28,105
RTL Group SA (Luxembourg)	111	5,681

		29,200,941

Metals & Mining — 0.2%
Alumina Ltd. (Australia)	6,301	10,337
Anglo American PLC (South Africa)	12,353	352,773
ArcelorMittal (Luxembourg)	11,425	205,052
BHP Group Ltd. (Australia)	7,552	218,321
BHP Group PLC (Australia)	6,112	156,414
BlueScope Steel Ltd. (Australia)	1,368	11,589
Boliden AB (Sweden)	674	17,268
Fortescue Metals Group Ltd. (Australia).	12,188	77,291
JFE Holdings, Inc. (Japan)	1,300	19,175
Newcrest Mining Ltd. (Australia)	1,980	44,548

SEE NOTES TO FINANCIAL STATEMENTS.

A77

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Metals & Mining (continued)
Nippon Steel Corp. (Japan)	1,900	$32,735
Rio Tinto Ltd. (Australia)	1,018	74,282
Rio Tinto PLC (Australia)	3,777	233,997
South32 Ltd. (Australia)	16,028	35,756
Steel Dynamics, Inc.	258,850	7,817,270

		9,306,808

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Corp.	117,895	1,958,236
Two Harbors Investment Corp.	222,500	2,819,075

		4,777,311

Multiline Retail — 0.2%
Harvey Norman Holdings Ltd. (Australia)	4,320	12,365
Macy’s, Inc.(a)	434,150	9,316,859
Next PLC (United Kingdom)	360	25,266
Wesfarmers Ltd. (Australia)	2,737	69,487

		9,423,977

Multi-Utilities — 0.5%
AGL Energy Ltd. (Australia)	17,131	240,607
Dominion Energy, Inc.	259,400	20,056,808
E.ON SE (Germany)	13,046	141,580
Engie SA (France)	4,650	70,472
National Grid PLC (United Kingdom)	8,748	92,830

		20,602,297

Oil, Gas & Consumable Fuels — 2.5%
BP PLC (United Kingdom)	20,879	145,690
Chevron Corp.	318,300	39,609,252
ConocoPhillips	159,200	9,711,200
Eni SpA (Italy)	6,450	107,372
Exxon Mobil Corp.	101,166	7,752,351
HollyFrontier Corp.	97,800	4,526,184
Kinder Morgan, Inc.	911,000	19,021,680
Marathon Oil Corp.	117,500	1,669,675
Neste OYJ (Finland)	8,517	289,815
OMV AG (Austria)	707	34,506
Phillips 66	169,100	15,817,614
Repsol SA (Spain)	9,751	153,067
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	11,436	373,680
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	9,514	311,737
Santos Ltd. (Australia)	46,595	232,253
Snam SpA (Italy)	8,925	44,348
TOTAL SA (France)	2,172	121,682
Woodside Petroleum Ltd. (Australia)	6,381	163,148
World Fuel Services Corp.	84,200	3,027,832

		103,113,086

Paper & Forest Products — 0.0%
Oji Holdings Corp. (Japan)	40,000	231,735

Personal Products — 0.0%
Avon Products, Inc. (United Kingdom)* .	28,200	109,416
L’Oreal SA (France)	698	198,756

COMMON STOCKS (continued)	Shares	Value
Personal Products (continued)
Unilever NV (United Kingdom), CVA	6,527	$397,374
Unilever PLC (United Kingdom)	3,035	188,591
USANA Health Sciences, Inc.*	5,000	397,150

		1,291,287

Pharmaceuticals — 2.4%
Allergan PLC	72,900	12,205,647
Astellas Pharma, Inc. (Japan)	5,100	72,764
AstraZeneca PLC (United Kingdom)	426	34,808
Bayer AG (Germany)	1,251	86,512
Bristol-Myers Squibb Co.	72,100	3,269,735
Chugai Pharmaceutical Co. Ltd. (Japan)	600	39,239
Eisai Co. Ltd. (Japan)	600	33,983
Eli Lilly & Co.	43,200	4,786,128
GlaxoSmithKline PLC (United Kingdom)	3,194	63,944
H. Lundbeck A/S (Denmark)	3,311	130,706
Jazz Pharmaceuticals PLC*	9,800	1,397,088
Johnson & Johnson	240,848	33,545,310
Kyowa Kirin Co. Ltd. (Japan)	700	12,626
Merck & Co., Inc.	430,000	36,055,500
Merck KGaA (Germany)	340	35,547
Novartis AG (Switzerland)	7,867	718,043
Novo Nordisk A/S (Denmark) (Class B Stock)	4,553	232,282
Ono Pharmaceutical Co. Ltd. (Japan)	900	16,155
Pfizer, Inc.	139,300	6,034,476
Recordati SpA (Italy)	932	38,855
Roche Holding AG (Switzerland)	2,747	773,461
Sanofi (France)	5,005	432,551
Shionogi & Co. Ltd. (Japan)	4,600	265,432
UCB SA (Belgium)	396	32,838

		100,313,630

Professional Services — 0.1%
Intertek Group PLC (United Kingdom)	418	29,211
Korn Ferry	94,200	3,774,594
Recruit Holdings Co. Ltd. (Japan)	3,200	107,164
RELX PLC (United Kingdom)	5,026	122,049
Wolters Kluwer NV (Netherlands)	3,397	247,341

		4,280,359

Real Estate Management & Development — 0.3%
CBRE Group, Inc. (Class A Stock)*	200,750	10,298,475
CK Asset Holdings Ltd. (Hong Kong)	6,500	50,806
Daiwa House Industry Co. Ltd. (Japan)	1,500	43,786
Henderson Land Development Co. Ltd. (Hong Kong)	3,740	20,620
Hongkong Land Holdings Ltd. (Hong Kong)	35,200	226,804
Mitsubishi Estate Co. Ltd. (Japan)	3,000	55,951

SEE NOTES TO FINANCIAL STATEMENTS.

A78

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Real Estate Management & Development (continued)
Sumitomo Realty & Development Co. Ltd. (Japan)	900	$32,180
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	21,000	258,707
Swire Properties Ltd. (Hong Kong)	3,000	12,117
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	3,000	21,145
Wheelock & Co. Ltd. (Hong Kong)	2,000	14,367

		11,034,958

Road & Rail — 0.7%
Aurizon Holdings Ltd. (Australia)	5,022	19,053
Central Japan Railway Co. (Japan)	400	80,183
CSX Corp.	146,250	11,315,362
East Japan Railway Co. (Japan)	800	74,966
Nippon Express Co. Ltd. (Japan)	200	10,658
Norfolk Southern Corp.	55,850	11,132,581
Union Pacific Corp.	26,700	4,515,237
West Japan Railway Co. (Japan)	400	32,387

		27,180,427

Semiconductors & Semiconductor Equipment — 1.8%
Advantest Corp. (Japan)	500	13,808
Analog Devices, Inc.	150,800	17,020,796
Broadcom, Inc.(a)	4,700	1,352,942
Intel Corp.	646,450	30,945,562
Lam Research Corp.	7,200	1,352,448
NXP Semiconductors NV (Netherlands).	700	68,327
QUALCOMM, Inc.	296,100	22,524,327
STMicroelectronics NV (Switzerland)	2,025	35,954
SUMCO Corp. (Japan)	600	7,174
Tokyo Electron Ltd. (Japan)	700	98,481

		73,419,819

Software — 4.5%
Adobe, Inc.*	46,150	13,598,098
ANSYS, Inc.*	6,100	1,249,402
Check Point Software Technologies Ltd. (Israel)*(a)	300	34,683
CyberArk Software Ltd. (Israel)*	1,700	217,328
Dassault Systemes SE (France)	657	104,918
Fortinet, Inc.*	13,200	1,014,156
Intuit, Inc.	78,000	20,383,740
LogMeIn, Inc.	13,300	979,944
Micro Focus International PLC (United Kingdom)	4,958	130,060
Microsoft Corp.	888,300	118,996,668
Nice Ltd. (Israel)*	562	76,545
Oracle Corp.	517,650	29,490,520
SAP SE (Germany)	565	77,623
Synopsys, Inc.*	3,000	386,070
Temenos AG (Switzerland)*	239	42,799

		186,782,554

Specialty Retail — 1.0%
ABC-Mart, Inc. (Japan)	800	52,154
Asbury Automotive Group, Inc.*	39,400	3,322,996

COMMON STOCKS (continued)	Shares	Value
Specialty Retail (continued)
AutoNation, Inc.*	128,700	$5,397,678
Best Buy Co., Inc.	21,700	1,513,141
Fast Retailing Co. Ltd. (Japan)	400	242,458
Foot Locker, Inc.(a)	243,400	10,203,328
Hennes & Mauritz AB (Sweden) (Class B Stock)	2,272	40,400
Hikari Tsushin, Inc. (Japan)	100	21,838
L Brands, Inc.	108,900	2,842,290
Lithia Motors, Inc. (Class A Stock)(a)	8,700	1,033,386
Michaels Cos., Inc. (The)*(a)	157,500	1,370,250
Ross Stores, Inc.	52,500	5,203,800
Sally Beauty Holdings, Inc.*(a)	88,900	1,185,926
TJX Cos., Inc. (The)	80,500	4,256,840
Ulta Beauty, Inc.*	9,600	3,330,144
USS Co. Ltd. (Japan)	600	11,848

		40,028,477

Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	376,300	74,477,296
FUJIFILM Holdings Corp. (Japan)	5,600	284,807
Hewlett Packard Enterprise Co.	878,450	13,132,828
HP, Inc.	712,650	14,815,993
Konica Minolta, Inc. (Japan)	7,800	76,209
NEC Corp. (Japan)	700	27,633
Ricoh Co. Ltd. (Japan)	5,200	52,048
Xerox Corp.	198,200	7,018,262

		109,885,076

Textiles, Apparel & Luxury Goods — 0.5%
adidas AG (Germany)	763	235,750
Capri Holdings Ltd.*	57,600	1,997,568
Hermes International (France)	155	111,870
Kering SA (France)	411	242,551
LVMH Moet Hennessy Louis Vuitton SE (France)	1,379	587,155
Moncler SpA (Italy)	445	19,093
NIKE, Inc. (Class B Stock)	26,100	2,191,095
Puma SE (Germany)	210	14,013
Swatch Group AG (The) (Switzerland)	140	7,594
Tapestry, Inc.	440,300	13,970,719

		19,377,408

Tobacco — 1.0%
Altria Group, Inc.	417,850	19,785,198
British American Tobacco PLC (United Kingdom)	8,029	280,717
Imperial Brands PLC (United Kingdom)	8,994	211,116
Japan Tobacco, Inc. (Japan)	2,700	59,586
Philip Morris International, Inc.	250,700	19,687,471

		40,024,088

Trading Companies & Distributors — 0.1%
Ashtead Group PLC (United Kingdom)	1,578	45,264
ITOCHU Corp. (Japan)	8,600	164,596
Marubeni Corp. (Japan)	4,000	26,538

SEE NOTES TO FINANCIAL STATEMENTS.

A79

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Trading Companies & Distributors (continued)
Mitsubishi Corp. (Japan)	3,500	$92,413
Mitsui & Co. Ltd. (Japan)	17,200	280,534
Sumitomo Corp. (Japan)	13,800	209,526
WESCO International, Inc.*	86,000	4,355,900

		5,174,771

Transportation Infrastructure — 0.1%
Aena SME SA (Spain), 144A	1,186	235,165
Fraport AG Frankfurt Airport Services Worldwide (Germany)	1,535	132,174
Kamigumi Co. Ltd. (Japan)	9,600	227,497
Macquarie Infrastructure Corp.	97,500	3,952,650

		4,547,486

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	7,100	180,527
NTT DOCOMO, Inc. (Japan)	3,400	79,301
SoftBank Group Corp. (Japan)	2,000	95,988
T-Mobile US, Inc.*	50,700	3,758,898
Vodafone Group PLC (United Kingdom)	6,103	10,009

		4,124,723

TOTAL COMMON STOCKS (cost $1,993,745,044)		2,514,405,336

EXCHANGE-TRADED FUND — 0.0%
iShares MSCI EAFE ETF (cost $320,568)	5,088	334,434

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	155	9,632
Porsche Automobil Holding SE (Germany) (PRFC)	1,295	84,204

		93,836

Banks — 0.0%
Citigroup Capital XIII, 8.953%	22,000	606,980

Health Care Equipment & Supplies — 0.0%
Sartorius AG (Germany) (PRFC)	92	18,883

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	441	43,094

TOTAL PREFERRED STOCKS (cost $717,340)		762,793

	Units

RIGHTS* — 0.0%
Construction & Engineering
ACS Actividades de Construccion y Servicios SA (Spain), expiring 07/10/19 (cost $6,353)	3,847	6,037

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES — 7.4%
Automobiles — 2.1%
AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class C
3.500%	01/18/24	1,600	$1,642,875
Series 2019-01, Class B
3.130%	02/18/25	1,000	1,018,603
Series 2019-01, Class C
3.360%	02/18/25	1,000	1,024,490
Series 2019-02, Class C
2.740%	04/18/25	2,000	2,008,413
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-01A, Class A, 144A
2.500%	07/20/21	3,300	3,302,972
Series 2015-02A, Class A, 144A
2.630%	12/20/21	4,000	4,010,152
Series 2018-01A, Class A, 144A
3.700%	09/20/24	1,600	1,667,810
Series 2018-02A, Class A, 144A
4.000%	03/20/25	1,600	1,691,040
Series 2019-02A, Class A, 144A
3.350%	09/22/25	3,000	3,091,942
Drive Auto Receivables Trust,
Series 2018-01, Class B
2.880%	02/15/22	505	504,835
Series 2019-03, Class B
2.650%	02/15/24	1,400	1,404,995
Ford Credit Auto Owner Trust,
Series 2017-01, Class A, 144A
2.620%	08/15/28	1,300	1,315,447
Series 2017-02, Class A, 144A
2.360%	03/15/29	2,500	2,505,560
Series 2018-01, Class A, 144A
3.190%	07/15/31	1,000	1,030,709
Series 2018-02, Class A, 144A
3.470%	01/15/30	3,000	3,142,304
Series 2019-01, Class A, 144A
3.520%	07/15/30	5,900	6,170,016
Ford Credit Floorplan Master Owner Trust,
Series 2017-03, Class A
2.480%	09/15/24	4,500	4,550,329
Series 2018-02, Class A
3.170%	03/15/25	13,350	13,822,020
Ford Credit Floorplan Master Owner Trust A,
Series 2019-02, Class A
3.060%	04/15/26	1,500	1,546,082
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24	500	515,350
GMF Floorplan Owner Revolving Trust,
Series 2019-02, Class A, 144A
2.900%	04/15/26	5,700	5,822,124
OneMain Direct Auto Receivables Trust,
Series 2017-01A, Class A, 144A
2.160%	10/15/20	93	93,262
Series 2017-02A, Class B, 144A
2.550%	11/14/23	5,800	5,791,427
Series 2017-02A, Class C, 144A
2.820%	07/15/24	1,400	1,401,999

SEE NOTES TO FINANCIAL STATEMENTS.

A80

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
Series 2018-01A, Class A, 144A
3.430%	12/16/24	5,200	$5,273,185
Series 2019-01A, Class A, 144A
3.630%	09/14/27	5,500	5,688,569
Santander Drive Auto Receivables Trust,
Series 2018-04, Class C
3.560%	07/15/24	2,300	2,334,917
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	5,900	5,969,141

			88,340,568

Collateralized Loan Obligations — 3.0%
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%
3.877%(c)	07/15/29	500	500,013
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350%
3.947%(c)	10/15/28	4,500	4,500,668
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 1.340%
3.941%(c)	07/18/30	1,500	1,502,147
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%
3.847%(c)	07/15/29	1,500	1,500,882
Series 2017-11A, Class X, 144A, 3 Month LIBOR + 1.000%
3.597%(c)	04/15/29	469	468,942
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820%
3.408%(c)	01/17/28	1,500	1,489,498
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250%
3.847%(c)	04/15/29	3,000	2,991,541
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400%
4.001%(c)	10/18/26	412	411,976
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200%
3.788%(c)	10/17/31	9,750	9,716,695
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010%
3.607%(c)	04/15/31	2,000	1,976,482
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%
3.616%(c)	04/26/31	4,000	3,944,864
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000%
3.565%(c)	02/05/31	250	247,793
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.732%(c)	10/19/28	10,000	9,989,633
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%
3.872%(c)	10/23/29	1,250	1,248,907

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
3.893%(c)	04/20/32	5,750	$5,754,537
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 3 Month LIBOR + 1.175%
3.756%(c)	10/20/31	6,750	6,699,761
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120%
3.712%(c)	04/21/31	2,400	2,377,570
Ocean Trails CLO Ltd. (Cayman Islands),
Series 2019-07A, Class A1, 144A, 3 Month LIBOR + 1.400%
3.942%(c)	04/17/30	2,750	2,752,963
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%
3.857%(c)	07/15/30	1,250	1,250,642
Series 2019-17A, Class A1, 144A
—%(cc)	07/20/32	10,000	10,000,000
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280%
3.872%(c)	10/20/31	7,500	7,475,047
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%
3.833%(c)	10/30/30	1,500	1,499,794
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130%
3.718%(c)	01/17/31	1,500	1,492,560
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100%
3.701%(c)	07/16/31	2,350	2,335,029
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1A, 144A, 3 Month LIBOR + 1.280%
3.872%(c)	10/20/31	8,750	8,728,279
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175%
3.755%(c)	07/25/31	1,000	992,859
Sound Point CLO Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 0.880%
3.472%(c)	07/20/27	1,000	1,000,008
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300%
3.888%(c)	07/17/26	1,500	1,500,251
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240%
3.828%(c)	01/17/30	2,500	2,494,994
TICP CLO Ltd. (Cayman Islands),
Series 2017-07A, Class AS, 144A, 3 Month LIBOR + 1.230%
3.827%(c)	07/15/29	1,250	1,249,477
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840%
3.432%(c)	04/20/28	4,000	3,976,602
Trimaran Cavu Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460%
3.927%(c)	07/20/32	3,000	3,001,546
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210%
3.790%(c)	01/25/31	2,500	2,480,805
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%
3.477%(c)	07/15/27	1,000	1,000,021

SEE NOTES TO FINANCIAL STATEMENTS.

A81

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320%
3.912%(c)	04/20/29	2,000	$1,999,179
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150%
3.738%(c)	01/17/31	2,750	2,734,967
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100%
3.688%(c)	07/17/31	3,500	3,461,682
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200%
3.792%(c)	10/20/31	5,750	5,715,010
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370%
3.967%(c)	07/15/29	1,750	1,757,047

			124,220,671

Consumer Loans — 0.2%
OneMain Financial Issuance Trust,
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800%
3.201%(c)	09/14/32	3,700	3,707,644
Oportun Funding X LLC,
Series 2018-C, Class A, 144A
4.100%	10/08/24	1,600	1,640,871
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A
4.150%	12/09/24	1,100	1,131,135

			6,479,650

Credit Cards — 0.3%
Citibank Credit Card Issuance Trust,
Series 2017-A05, Class A5, 1 Month LIBOR + 0.620%
3.024%(c)	04/22/26	2,900	2,918,520
Series 2018-A07, Class A7
3.960%	10/13/30	6,200	6,884,534
Discover Card Execution Note Trust,
Series 2017-A05, Class A5, 1 Month LIBOR + 0.600%
2.994%(c)	12/15/26	2,600	2,612,148

			12,415,202

Equipment — 0.2%
MMAF Equipment Finance LLC,
Series 2017-B, Class A4, 144A
2.410%	11/15/24	1,700	1,712,078
Series 2017-B, Class A5, 144A
2.720%	06/15/40	2,800	2,851,797
Series 2018-A, Class A4, 144A
3.390%	01/10/25	1,600	1,652,385
Series 2018-A, Class A5, 144A
3.610%	03/10/42	800	838,163
Series 2019-A, Class A5, 144A
3.080%	11/12/41	2,500	2,572,047

			9,626,470

Home Equity Loans — 0.1%
CDC Mortgage Capital Trust,
Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650%
4.054%(c)	03/25/33	78	78,562
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.200%
3.604%(c)	05/25/33	149	149,154

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (continued)
Series 2004-HE05, Class M1, 1 Month LIBOR + 0.945%
3.349%(c)	06/25/34		452	$454,118
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-HE01, Class M1, 1 Month LIBOR + 0.900%
3.304%(c)	07/25/32		60	59,806
Series 2002-NC04, Class M1, 1 Month LIBOR + 1.275%
3.679%(c)	09/25/32		2,097	2,101,123

				2,842,763

Other — 0.2%
Park Avenue Funding Trust,
Series 2019-02, Class PT, 144A
—%(cc)	11/27/20		3,000	3,000,000
Sierra Timeshare Receivables Funding LLC,
Series 2018-02A, Class A, 144A
3.500%	06/20/35		1,683	1,730,368
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800%
5.204%(c)	06/25/24		3,250	3,250,000

				7,980,368

Residential Mortgage-Backed Securities — 0.6%
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%
5.590%(c)	12/26/46		3,216	3,231,301
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58		1,342	1,359,876
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB06, Class A3
3.649%	07/25/35		160	159,909
Equity One Mortgage Pass-Through Trust,
Series 2004-03, Class M1
4.498%	07/25/34		189	196,116
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A
3.750%(cc)	01/25/59		870	877,005
Series 2019-GS03, Class A1, 144A
3.750%(cc)	04/25/59		196	198,308
Series 2019-GS04, Class A1, 144A
3.438%(cc)	05/25/59		1,492	1,502,710
Series 2019-SL01, Class A, 144A
4.000%(cc)	12/28/54		642	644,673
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795%
3.199%(c)	06/25/34		176	174,952
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61		2,021	2,029,300
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	03/16/23	EUR	2,786	3,162,084
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57		4,504	4,524,345
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600%
3.004%(c)	02/25/57		3,674	3,663,418

SEE NOTES TO FINANCIAL STATEMENTS.

A82

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57	3,032	$3,055,059
Series 2018-02, Class A1, 144A
3.250%(cc)	03/25/58	378	384,073
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58	171	177,631
Series 2018-05, Class A1, 144A
3.250%(cc)	07/25/58	637	650,065

			25,990,825

Student Loans — 0.7%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42	2,677	2,678,321
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44	1,845	1,882,008
Series 2018-CGS, Class A1, 144A
3.870%	02/25/46	804	834,473
Series 2018-CGS, Class A2, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
3.204%(c)	02/25/46	897	892,523
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A
2.810%	11/25/42	1,935	1,957,237
Series 2018-B, Class A2FX, 144A
3.540%	05/26/43	3,000	3,073,298
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42	4,600	4,673,942
Series 2018-CA, Class A2, 144A
3.520%	06/16/42	1,700	1,745,969
Series 2019-CA, Class A2, 144A
3.130%	02/15/68	2,100	2,144,699
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48	3,800	3,988,457
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48	2,100	2,134,125
SoFi Professional Loan Program Trust,
Series 2018-B, Class A1FX, 144A
2.640%	08/25/47	1,699	1,703,348
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	3,100	3,182,140

			30,890,540

TOTAL ASSET-BACKED SECURITIES (cost $305,158,180)			308,787,057

BANK LOANS — 0.1%
Software
First Data Corp.,
2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%
4.404%(c)	07/08/22	1,145	1,143,481
2024A New Dollar Term Loan, 1 Month LIBOR + 2.000%
4.404%(c)	04/26/24	750	749,166

TOTAL BANK LOANS (cost $1,891,179)			1,892,647

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.6%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	4,000	$4,008,481
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	6,500	6,817,301
BBCMS Mortgage Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	5,400	5,942,503
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	5,000	5,401,977
Series 2018-B08, Class A4
3.963%	01/15/52	6,700	7,351,678
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class A3
2.815%	04/10/46	1,086	1,107,343
Series 2014-GC21, Class A4
3.575%	05/10/47	1,392	1,458,494
Series 2014-GC23, Class A3
3.356%	07/10/47	2,618	2,725,004
Series 2016-C01, Class A3
2.944%	05/10/49	5,000	5,112,417
Series 2016-GC37, Class A3
3.050%	04/10/49	6,500	6,694,335
Series 2017-P07, Class A3
3.442%	04/14/50	5,500	5,792,301
Commercial Mortgage Trust,
Series 2014-CR15, Class A2
2.928%	02/10/47	796	795,931
Series 2014-CR18, Class A4
3.550%	07/15/47	2,800	2,927,094
Series 2014-CR20, Class A3
3.326%	11/10/47	5,000	5,212,805
Series 2015-CR27, Class A3
3.349%	10/10/48	6,100	6,381,713
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	3,000	3,154,195
Series 2017-C08, Class A3
3.127%	06/15/50	5,300	5,423,602
Fannie Mae-Aces,
Series 2015-M17, Class A2
3.035%(cc)	11/25/25	3,900	4,039,838
Series 2016-M07, Class AB2
2.385%	09/25/26	2,400	2,390,877
Series 2017-M01, Class A2
2.496%(cc)	10/25/26	2,200	2,196,925
Series 2017-M04, Class A2
2.672%(cc)	12/25/26	11,800	11,897,082
Series 2017-M08, Class A2
3.061%(cc)	05/25/27	8,250	8,584,491
Series 2018-M04, Class A2
3.144%(cc)	03/25/28	4,325	4,505,671

SEE NOTES TO FINANCIAL STATEMENTS.

A83

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.535%(cc)	05/25/22	23,066	$785,919
Series K021, Class X1, IO
1.568%(cc)	06/25/22	6,522	238,764
Series K055, Class X1, IO
1.499%(cc)	03/25/26	13,795	1,068,472
Series K057, Class AM
2.624%	08/25/26	7,230	7,323,779
Series K064, Class AM
3.327%(cc)	03/25/27	5,900	6,253,300
Series K068, Class AM
3.315%	08/25/27	5,600	5,935,352
Series K069, Class A2
3.187%(cc)	09/25/27	4,900	5,170,403
Series K069, Class AM
3.248%(cc)	09/25/27	1,050	1,106,348
Series K070, Class A2
3.303%(cc)	11/25/27	7,250	7,714,174
Series K070, Class AM
3.364%(cc)	12/25/27	1,525	1,623,480
Series K072, Class A2
3.444%	12/25/27	2,000	2,148,774
Series K075, Class AM
3.650%(cc)	02/25/28	3,575	3,870,579
Series K076, Class AM
3.900%	04/25/28	2,575	2,842,837
Series K077, Class A2
3.850%(cc)	05/25/28	4,800	5,303,693
Series K077, Class AM
3.850%(cc)	05/25/28	950	1,044,889
Series K080, Class AM
3.986%(cc)	07/25/28	7,050	7,820,894
Series K081, Class AM
3.900%(cc)	08/25/28	3,500	3,863,385
Series K086, Class AM
3.919%(cc)	12/25/28	1,300	1,443,699
Series K087, Class AM
3.832%(cc)	12/25/28	1,350	1,487,869
Series K157, Class A2
3.990%(cc)	05/25/33	4,200	4,718,877
Series K711, Class X1, IO
1.686%(cc)	07/25/19	1,814	227
Series W5FX, Class AFX
3.336%(cc)	04/25/28	2,260	2,362,824
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4
3.136%	02/10/48	4,000	4,134,978
Series 2015-GC32, Class A3
3.498%	07/10/48	5,800	6,113,939
Series 2016-GS03, Class A3
2.592%	10/10/49	5,800	5,814,867
Series 2016-GS04, Class A3
3.178%	11/10/49	5,500	5,708,190

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	1,400	$1,458,940
Series 2015-C27, Class A3A1
2.920%	02/15/48	6,000	6,108,967
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A3
3.139%	06/15/45	43	43,015
Series 2012-LC09, Class A4
2.611%	12/15/47	174	173,408
Series 2013-LC11, Class A4
2.694%	04/15/46	634	644,075
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A3
2.863%	12/15/48	1,351	1,376,826
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3
2.531%	08/15/49	10,400	10,344,601
Series 2018-H04, Class A3
4.043%	12/15/51	1,900	2,093,388
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	3,500	3,635,203
Series 2017-C05, Class A4
3.212%	11/15/50	6,750	6,982,311
Series 2018-C09, Class A3
3.854%	03/15/51	2,500	2,703,227
Series 2018-C14, Class A3
4.180%	12/15/51	4,100	4,547,166
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A4
2.792%	12/10/45	1,700	1,724,973
Series 2013-C05, Class A3
2.920%	03/10/46	3,261	3,327,835
Series 2013-C06, Class A3
2.971%	04/10/46	1,798	1,838,321
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	8,000	8,006,816
Series 2017-C38, Class A4
3.190%	07/15/50	4,600	4,755,667
Series 2018-C48, Class A4
4.037%	01/15/52	7,000	7,699,803

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $262,965,316)			273,287,112

CORPORATE BONDS — 10.1%
Aerospace & Defense — 0.1%
Embraer Netherlands Finance BV (Brazil), Gtd. Notes
5.050%	06/15/25	1,121	1,209,290
Embraer Overseas Ltd. (Brazil), Gtd. Notes, 144A
5.696%	09/16/23	950	1,040,259

SEE NOTES TO FINANCIAL STATEMENTS.

A84

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
United Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	1,270	$1,395,224

			3,644,773

Agriculture — 0.1%
BAT Capital Corp. (United Kingdom), Gtd. Notes
3.222%	08/15/24	3,740	3,764,562

Airlines — 0.2%
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates
3.375%	11/01/28	2,617	2,660,511
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	05/10/21	449	454,993
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	07/12/22	376	386,244
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	510	532,857
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	222	244,746
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	2,000	2,002,429

			6,281,780

Auto Manufacturers — 0.4%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%
3.014%(c)	04/12/21	495	495,427
Gtd. Notes, 144A
3.100%	04/12/21	655	662,664
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.100%	05/04/20	1,205	1,211,414
3.350%	05/04/21	2,010	2,038,276
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46	1,220	1,134,798
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21	680	683,492
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43	980	1,043,220
6.600%	04/01/36	760	841,323
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%
3.442%(c)	04/09/21	1,060	1,059,516
Gtd. Notes
3.550%	04/09/21	805	816,722
3.950%	04/13/24	2,800	2,860,651

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, MTN
2.850%	01/15/21		4,705	$4,714,205

				17,561,708

Banks — 3.3%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
3.724%(c)	04/12/23		800	796,635
Sr. Unsec’d. Notes
3.848%	04/12/23		1,000	1,038,100
Bank of America Corp.,
Jr. Sub. Notes, Series DD
6.300%(ff)	—	(rr)	445	496,753
Jr. Sub. Notes, Series JJ
5.125%(ff)	—	(rr)	1,665	1,675,406
Sr. Unsec’d. Notes, MTN
3.499%(ff)	05/17/22		2,510	2,558,372
3.824%(ff)	01/20/28		955	1,010,914
4.125%	01/22/24		4,830	5,165,833
4.271%(ff)	07/23/29		510	557,020
Sub. Notes, MTN
4.000%	01/22/25		2,000	2,103,614
4.450%	03/03/26		8,455	9,119,926
Bank of America NA,
Sub. Notes
6.000%	10/15/36		410	540,517
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	03/26/22		1,380	1,401,124
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25		850	854,284
3.684%	01/10/23	(a)	585	592,662
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		3,825	4,079,676
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%(ff)	—	(rr)	2,205	2,267,446
Jr. Sub. Notes, Series R
6.125%(ff)	—	(rr)	1,375	1,412,812
Jr. Sub. Notes, Series T
6.250%(ff)	—	(rr)	625	686,431
Sr. Unsec’d. Notes
3.200%	10/21/26		1,870	1,907,106
3.700%	01/12/26		6,180	6,505,684
Sub. Notes
4.450%	09/29/27		5,965	6,426,719
4.750%	05/18/46		820	927,472
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.282%	01/09/28		1,370	1,446,289
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21		1,640	1,633,017
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22		2,400	2,473,957

SEE NOTES TO FINANCIAL STATEMENTS.

A85

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26		970	$1,027,869
Sub. Notes
7.000%	04/15/20		570	589,463
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M
5.375%(ff)	—	(rr)	2,215	2,217,769
Jr. Sub. Notes, Series O
5.300%(ff)	—	(rr)	740	772,375
Sr. Unsec’d. Notes
3.500%	01/23/25		4,100	4,241,702
3.750%	02/25/26		1,010	1,054,255
3.814%(ff)	04/23/29		540	564,389
3.850%	01/26/27		2,910	3,041,519
5.750%	01/24/22		5,420	5,857,849
Sub. Notes
6.750%	10/01/37		104	136,027
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
3.120%(c)	05/18/21		2,115	2,116,671
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.240%
4.693%(c)	03/08/21		1,025	1,054,681
Sr. Unsec’d. Notes
4.875%	01/14/22		1,910	2,022,994
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
6.053%(c)	—	(rr)	1,435	1,434,225
Jr. Sub. Notes, Series X
6.100%(ff)	—	(rr)	1,275	1,373,583
Sr. Unsec’d. Notes
3.782%(ff)	02/01/28		695	736,777
3.964%(ff)	11/15/48		3,250	3,448,219
4.005%(ff)	04/23/29		2,170	2,340,835
4.452%(ff)	12/05/29		3,350	3,735,376
Sub. Notes
3.875%	09/10/24		3,775	3,968,785
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes
3.086%(ff)	04/26/21		5,000	5,028,100
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
3.300%	05/07/21		2,200	2,234,414
Gtd. Notes, 144A, MTN
5.800%	01/13/20		1,870	1,903,374
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
2.900%	02/06/25		3,080	3,145,011
Morgan Stanley,
Jr. Sub. Notes, Series H
5.450%(ff)	—	(rr)	840	837,900
Sr. Unsec’d. Notes
4.375%	01/22/47		1,045	1,163,189
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23		950	992,387
3.772%(ff)	01/24/29	(a)	8,775	9,206,211

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
3.875%	01/27/26		675	$717,533
4.431%(ff)	01/23/30		515	569,724
5.625%	09/23/19		1,415	1,424,814
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28		1,255	1,306,769
Sub. Notes, GMTN
4.350%	09/08/26		3,825	4,101,649
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%
2.973%(c)	04/30/21		2,250	2,256,266
Sr. Unsec’d. Notes, GMTN
3.200%	04/30/21		490	498,701
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.375%	01/24/24		1,925	2,011,605

				136,810,779

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
8.000%	11/15/39		1,285	1,896,544
8.200%	01/15/39		250	376,932
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23		1,400	1,489,636
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.551%	05/25/21		1,150	1,174,784

				4,937,896

Biotechnology — 0.0%
Celgene Corp.,
Sr. Unsec’d. Notes
4.550%	02/20/48	(a)	1,200	1,375,211

Building Materials — 0.1%
Owens Corning,
Sr. Unsec’d. Notes
4.200%	12/15/22		775	806,573
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28		700	694,750
5.375%	11/15/24		1,400	1,449,000

				2,950,323

Chemicals — 0.3%
Celanese US Holdings LLC,
Gtd. Notes
5.875%	06/15/21		1,500	1,589,667
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44		585	548,613
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
3.500%	07/19/22		3,680	3,703,690
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
5.250%	11/15/41		45	49,288
9.400%	05/15/39		347	550,896

SEE NOTES TO FINANCIAL STATEMENTS.

A86

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (continued)
Mexichem SAB de CV (Mexico),
Gtd. Notes, 144A
4.875%	09/19/22	2,000	$2,098,020
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.450%	11/15/33	345	390,692
5.625%	11/15/43	430	473,161
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	1,300	1,345,500
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	780	793,022
SASOL Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	700	758,552
6.500%	09/27/28	670	752,060
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.500%	06/01/25	460	554,697

			13,607,858

Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46	975	992,963
6.700%	06/01/34	420	560,884
7.000%	10/15/37	380	519,025
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/16	1,500	1,602,554
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	1,190	1,213,800
5.250%	01/15/30	385	395,587
5.875%	09/15/26	460	489,900

			5,774,713

Computers — 0.0%
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
2.100%	10/04/19	225	224,685

Diversified Financial Services — 0.4%
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.500%	05/12/20	2,225	2,227,306
3.450%	04/30/21	4,415	4,495,166
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	800	841,872
Discover Financial Services,
Sr. Unsec’d. Notes
3.850%	11/21/22	900	938,524
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20	766	762,363

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43		560	$607,958
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN
5.250%	02/06/12	(d)	1,715	28,641
6.875%	05/02/18	(d)	700	12,180
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A
2.650%	02/16/21		1,915	1,933,750
U.S. Gov’t. Gtd. Notes, Series GG
2.450%	07/15/24		475	487,296
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25		330	350,721
Synchrony Financial,
Sr. Unsec’d. Notes
2.700%	02/03/20		2,700	2,700,229

				15,386,006

Electric — 1.0%
Avista Corp.,
First Mortgage
4.350%	06/01/48		1,160	1,277,211
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36		550	740,770
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37		305	393,707
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33		590	832,205
Commonwealth Edison Co.,
First Mortgage
3.750%	08/15/47		1,610	1,668,567
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39		220	276,406
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21		3,210	3,286,326
DTE Electric Co.,
General Ref. Mortgage, Series A
4.050%	05/15/48		1,490	1,648,289
Duke Energy Carolinas LLC,
First Mortgage
6.050%	04/15/38		550	734,896
First Ref. Mortgage
4.000%	09/30/42		570	608,186
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35		670	816,645
Eversource Energy,
Sr. Unsec’d. Notes
4.500%	11/15/19		615	619,156

SEE NOTES TO FINANCIAL STATEMENTS.

A87

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22		3,470	$3,554,954
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.200%	10/01/19		800	804,851
6.250%	10/01/39		1,425	1,685,098
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		355	421,785
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33		295	383,226
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33		145	179,113
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.850%	05/15/28		2,910	3,123,081
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		470	488,687
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24		2,170	2,315,377
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
4.881%	08/15/19		610	611,598
Northern States Power Co.,
First Mortgage
3.600%	09/15/47		1,580	1,611,547
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47		1,360	1,312,154
5.000%	03/15/44		695	772,534
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21	(a)	1,760	1,778,807
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.000%	05/15/27		1,130	1,150,282
3.700%	05/01/28		1,280	1,377,411
Sr. Sec’d. Notes, MTN
5.800%	05/01/37		535	690,787
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48		1,400	1,458,772
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47		580	577,613
First Ref. Mortgage, Series C
3.600%	02/01/45		860	798,981
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		725	751,281

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41		480	$521,409

				39,271,712

Electronics — 0.0%
FLIR Systems, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/21		900	908,800

Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		700	678,195
5.500%	07/31/47		800	797,000

				1,475,195

Foods — 0.3%
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
3.800%	10/22/21		3,440	3,535,838
General Mills, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%
3.141%(c)	04/16/21		5,635	5,636,883
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46		475	451,307
5.000%	07/15/35		815	854,903
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/49		1,720	1,850,622

				12,329,553

Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Gtd. Notes, 144A
5.400%	11/01/20		290	301,412
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41		1,595	1,869,617

				2,171,029

Gas — 0.1%
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.800%	11/01/43		65	73,294
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27		3,285	3,397,944

				3,471,238

Healthcare-Products — 0.0%
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24		474	497,198
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	300	366,340
2.250%	03/07/39	EUR	400	514,270

				1,377,808

SEE NOTES TO FINANCIAL STATEMENTS.

A88

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services — 0.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36	515	$633,608
Anthem, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42	390	424,541
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20	640	648,832
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	1,155	1,246,678
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	940	1,053,015
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22	190	193,113
New York and Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45	445	493,182

			4,692,969

Home Builders — 0.0%
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	525	534,188

Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/26	1,695	1,684,545

Insurance — 0.2%
AXIS Specialty Finance LLC,
Gtd. Notes
5.875%	06/01/20	1,030	1,061,903
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22	755	809,440
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	05/01/42	365	483,824
7.000%	03/15/34	850	1,114,160
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	772	982,129
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43	200	210,437
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	660	939,882
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	130	143,735

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (continued)
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	1,450	$1,570,032
6.850%	12/16/39	124	175,755
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20	350	363,197
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
6.150%	08/15/19	460	461,783

			8,316,277

Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22	980	1,002,194

Machinery-Diversified — 0.0%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	1,260	1,322,362

Media — 0.3%
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24	1,520	1,563,700
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.375%	04/01/38	1,950	2,088,184
6.384%	10/23/35	875	1,027,612
6.484%	10/23/45	1,386	1,633,136
Comcast Corp.,
Gtd. Notes
4.250%	10/15/30	680	758,891
6.400%	05/15/38	530	716,393
Discovery Communications LLC,
Gtd. Notes
2.800%	06/15/20	1,740	1,743,482
NBCUniversal Media LLC,
Gtd. Notes
2.875%	01/15/23	330	337,085
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	360	377,433
Viacom, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/44	450	490,705
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22	1,040	1,089,400
Walt Disney Co. (The),
Gtd. Notes, 144A
6.150%	03/01/37	515	699,685
6.900%	08/15/39	90	132,642

			12,658,348

SEE NOTES TO FINANCIAL STATEMENTS.

A89

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining — 0.0%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.250%(ff)	10/19/75		425	$442,531
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40		425	536,224

				978,755

Miscellaneous Manufacturing — 0.0%
Actuant Corp.,
Gtd. Notes
5.625%	06/15/22		1,205	1,214,038
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
6.000%	08/07/19		264	264,865

				1,478,903

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21		1,640	1,625,650
2.750%	01/06/23		315	317,265
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22		1,095	1,098,141
4.375%	02/11/20		1,000	1,011,950

				4,053,006

Oil & Gas — 0.5%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.677%(s)	10/10/36		2,000	944,901
4.850%	03/15/21		575	595,226
6.450%	09/15/36		1,155	1,420,005
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25	(a)	1,400	1,291,500
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	(a)	1,200	1,302,265
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47		210	235,062
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		300	356,114
Encana Corp. (Canada),
Gtd. Notes
6.500%	08/15/34		370	454,173
6.500%	02/01/38		275	336,785
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22		350	366,842
6.510%	03/07/22		580	626,381
Helmerich & Payne, Inc.,
Gtd. Notes
4.650%	03/15/25		1,995	2,112,053

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25	(a)	550	$586,370
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44		835	888,200
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25		740	785,140
5.750%	02/01/29		840	875,616
6.250%	03/17/24		710	776,598
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.375%	03/13/22		450	453,398
5.500%	01/21/21		2,110	2,134,265
6.350%	02/12/48		1,536	1,318,656
6.500%	06/02/41		1,255	1,113,185
8.625%	12/01/23		350	384,943
Gtd. Notes, MTN
6.750%	09/21/47		2,265	2,016,983
6.875%	08/04/26		1,000	1,012,400

				22,387,061

Oil & Gas Services — 0.1%
Cameron International Corp.,
Gtd. Notes
4.500%	06/01/21		2,200	2,252,409
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28		2,781	2,893,993
4.000%	12/21/25		183	193,706

				5,340,108

Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
4.375%	12/15/20	(a)	630	643,860
WestRock RKT LLC,
Gtd. Notes
4.900%	03/01/22		800	845,678

				1,489,538

Pharmaceuticals — 0.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25		1,175	1,213,984
4.500%	05/14/35		1,910	1,970,343
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35		2,190	2,211,198
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%
2.979%(c)	06/25/21		1,115	1,107,513
Gtd. Notes, 144A
3.500%	06/25/21		500	507,242

SEE NOTES TO FINANCIAL STATEMENTS.

A90

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
4.125%	06/15/39	410	$442,150
4.250%	10/26/49	1,725	1,906,815
Cigna Corp.,
Gtd. Notes, 144A
4.375%	10/15/28	9,285	10,017,265
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38	340	354,679
5.050%	03/25/48	3,685	3,924,964
5.125%	07/20/45	610	650,513
5.300%	12/05/43	225	243,905
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	1,375	1,269,682
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21	3,555	3,550,634
Wyeth LLC,
Gtd. Notes
6.450%	02/01/24	60	70,852

			29,441,739

Pipelines — 0.4%
DCP Midstream Operating LP,
Gtd. Notes, 144A
5.350%	03/15/20	717	726,859
Energy Transfer Operating LP,
Gtd. Notes
4.650%	06/01/21	675	700,184
4.950%	06/15/28	1,115	1,219,050
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25	1,345	1,422,888
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	1,430	1,493,276
4.800%	02/15/29	1,750	1,927,451
4.875%	06/01/25	3,250	3,532,171
5.200%	03/01/47	40	42,994
5.500%	02/15/49	395	448,630
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	145	177,629
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47	935	984,912
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	125	115,971
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.850%	03/01/48	315	336,904
4.900%	01/15/45	1,000	1,047,876
5.100%	09/15/45	500	540,082

			14,716,877

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) — 0.0%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26		1,050	$1,135,522
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	03/15/22		230	236,233

				1,371,755

Retail — 0.2%
Dollar Tree, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
3.288%(c)	04/17/20		1,100	1,100,127
Sr. Unsec’d. Notes
4.000%	05/15/25		4,705	4,904,476
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22	(a)	725	757,705
5.625%	10/15/23		725	751,818
Macy’s Retail Holdings, Inc.,
Gtd. Notes
3.875%	01/15/22		360	366,341
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	(a)	1,375	1,349,150

				9,229,617

Savings & Loans — 0.0%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22		1,455	1,497,732

Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	04/15/21		1,310	1,318,482
3.125%	10/15/22		1,010	1,016,359

				2,334,841

Software — 0.1%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.625%	10/15/20		1,233	1,251,214
Microsoft Corp.,
Sr. Unsec’d. Notes
3.750%	02/12/45		1,210	1,316,364
4.450%	11/03/45		215	257,839

				2,825,417

Telecommunications — 0.5%
AT&T Corp.,
Gtd. Notes
8.750%	11/15/31		4	5,559
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25		2,355	2,420,952
3.600%	07/15/25		275	285,239
3.800%	02/15/27		1,065	1,108,318
4.300%	02/15/30		325	347,853
4.550%	03/09/49		64	65,325

SEE NOTES TO FINANCIAL STATEMENTS.

A91

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
4.850%	03/01/39		6,690	$7,179,913
5.250%	03/01/37		65	72,950
5.350%	09/01/40		82	92,557
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20	(a)	750	768,750
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23		1,125	1,125,293
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.125%	08/15/46		725	756,819
4.500%	08/10/33		1,205	1,357,513
4.862%	08/21/46		860	1,001,289
Sr. Unsec’d. Notes, 144A
4.016%	12/03/29		1,900	2,057,208

				18,645,538

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28		670	874,874
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37		715	923,208
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25		100	113,870

				1,911,952

TOTAL CORPORATE BONDS (cost $402,118,898)				421,239,351

MUNICIPAL BONDS — 0.4%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable BP Settlement, Revenue Bonds, Series B
4.263%	09/15/32		240	263,470

California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49		1,325	1,986,652
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39		1,270	1,909,001
7.500%	04/01/34		475	716,965
7.625%	03/01/40		215	339,257
7.550%	04/01/39		245	387,864

				5,339,739

Colorado — 0.0%
Regional Transportation District,
Revenue Bonds, BABs, Series B
5.844%	11/01/50		680	970,856

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,030	$1,457,151
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	3,190	3,490,594

			4,947,745

New Jersey — 0.1%
New Jersey Turnpike Authority,
Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,070	1,655,236

New York — 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds, Taxable, BABs
5.767%	08/01/36	1,130	1,409,212

Ohio — 0.0%
Ohio State University (The),
Revenue Bonds, BABs, Series C
4.910%	06/01/40	455	564,937
Ohio Water Development Authority Water Pollution Control Loan Fund,
Revenue Bonds, Taxable, BABs, Series B2
4.879%	12/01/34	300	350,613

			915,550

Oregon — 0.0%
State of Oregon Department of Transportation,
Revenue Bonds, BABs, Series A
5.834%	11/15/34	445	586,501

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	550	724,845

Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	495	561,112

TOTAL MUNICIPAL BONDS (cost $13,435,748)			17,374,266

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.6%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/19	24	24,262
Banc of America Funding Trust,
Series 2015-R04, Class 4A1, 144A
3.500%(cc)	01/27/30	554	552,580
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
4.503%(cc)	02/25/35	330	334,596
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%
4.104%(c)	10/25/27	498	501,399

SEE NOTES TO FINANCIAL STATEMENTS.

A92

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950%
3.354%(c)	08/25/28	588	$588,585
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350%
3.754%(c)	08/25/28	300	300,000
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600%
4.004%(c)	08/25/28	300	299,640
Series 2019-02A, Class M1A, 144A, 1 Month LIBOR + 1.000%
3.404%(c)	04/25/29	2,210	2,212,534
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.940%(c)	11/01/23	4,700	4,699,996
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
4.791%(cc)	02/25/37	246	250,444
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%
4.440%(c)	12/25/57	2,936	2,951,212
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%
4.440%(c)	01/25/57	3,128	3,188,250
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	3,146	3,146,338
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	2,956	2,949,111
Credit Suisse Mortgage Trust,
Series 2018-11R, Class 1A1, 144A, 1 Month LIBOR + 1.400%
3.829%(c)	08/25/37	1,078	1,077,539
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	2,461	2,543,850
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250%
3.654%(c)	04/25/29	300	300,184
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800%
4.204%(c)	04/25/29	300	300,237
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.854%(c)	01/25/29	370	370,885
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2016-DNA04, Class M2, 1 Month LIBOR + 1.300%
3.704%(c)	03/25/29	1,017	1,019,323
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250%
4.654%(c)	11/25/28	603	608,939
Series 2016-HQA04, Class M2, 1 Month LIBOR + 1.300%
3.704%(c)	04/25/29	2,001	2,006,850
Series 2017-DNA01, Class M1, 1 Month LIBOR + 1.200%
3.604%(c)	07/25/29	1,830	1,837,683
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750%
3.154%(c)	03/25/30	3,911	3,915,177
Series 2019-HRP01, Class M1, 144A, 1 Month LIBOR + 0.750%
3.161%(c)	02/25/49	800	800,000
Gosforth Funding PLC (United Kingdom),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450%
2.971%(c)	08/25/60	1,947	1,947,471
Holmes Master Issuer PLC (United Kingdom),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 0.360%
2.957%(c)	10/15/54	1,949	1,949,018

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650%
4.054%(c)	05/25/29	610	$609,999
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
4.661%(cc)	07/25/35	122	125,467
Lanark Master Issuer PLC (United Kingdom),
Series 2018-01A, Class 1A, 144A, 3 Month LIBOR + 0.420%
2.943%(c)	12/22/69	1,400	1,400,162
LSTAR Securities Investment Trust,
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500%
3.940%(c)	04/01/24	647	646,675
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	901	939,222
Mill City Mortgage Loan Trust,
Series 2019-01, Class A1, 144A
3.250%(cc)	10/25/69	1,185	1,208,099
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57	1,809	1,875,494
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
3.154%(c)	01/25/48	860	859,869
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550%
3.954%(c)	07/25/28	660	659,518
Park Avenue Funding Trust,
Series 2019-01, Class PT, 144A, 1 Month LIBOR + 1.500%
3.937%(c)	11/27/20	14,660	14,660,016
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	1,330	1,380,764
STACR Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750%
3.154%(c)	09/25/48	1,307	1,308,029
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
4.566%(cc)	02/25/34	141	142,765
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-01, Class 3A
5.000%	03/25/20	13	12,894

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $66,177,730)			66,505,076

SOVEREIGN BONDS — 0.9%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	3,350	3,475,055
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	175	183,225
4.375%	07/12/21	500	517,505
7.375%	09/18/37	625	850,006

SEE NOTES TO FINANCIAL STATEMENTS.

A93

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28		1,040	$1,067,382
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.125%	06/29/20		400	411,044
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	405,302
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
6.375%	03/29/21		2,280	2,433,672
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	1,500	1,929,090
4.450%	02/11/24		505	536,239
Sr. Unsec’d. Notes, 144A, MTN
5.875%	01/15/24		950	1,064,804
Sr. Unsec’d. Notes, EMTN
2.150%	07/18/24	EUR	2,100	2,540,001
4.750%	01/08/26		540	587,514
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	04/13/21		400	399,648
2.125%	10/25/23		1,400	1,395,512
2.625%	04/20/22		2,000	2,025,511
3.000%	03/12/24		400	414,324
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.000%	09/22/24		515	547,708
4.500%	04/16/50		475	532,598
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		1,105	1,158,924
4.817%	03/14/49		1,060	1,214,802
5.103%	04/23/48		915	1,089,994
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
4.125%	03/11/39	EUR	1,850	2,408,662
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.250%	01/16/50		1,720	1,954,918
Sr. Unsec’d. Notes, 144A, MTN
2.375%	10/26/21		1,325	1,322,588
2.875%	03/04/23		1,785	1,805,081
4.000%	04/17/25		1,035	1,100,981
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		1,800	1,816,273
3.250%	06/01/23		800	832,142
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.000%	06/05/20		1,710	1,748,578
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50		680	764,157

TOTAL SOVEREIGN BONDS (cost $36,722,424)				38,533,240

Interest Rate	Maturity Date		Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.9%
Federal Home Loan Bank
5.500%	07/15/36	(k)	1,080		$1,507,407
Federal Home Loan Mortgage Corp.
2.000%	01/01/32		1,024		1,014,888
2.500%	03/01/30		544		548,994
3.000%	10/01/28		409		419,394
3.000%	06/01/29		986		1,009,064
3.000%	03/01/32		1,162		1,189,981
3.000%	01/01/37		579		589,852
3.000%	01/01/43		1,107		1,126,736
3.000%	07/01/43		2,180		2,218,870
3.000%	01/01/47		6,704		6,786,002
3.500%	03/01/42		669		695,481
3.500%	06/01/42		397		412,460
3.500%	01/01/47		1,320		1,362,733
4.000%	06/01/26		607		636,249
4.000%	09/01/26		301		313,929
4.000%	10/01/39		869		916,900
4.000%	12/01/40		428		451,482
4.000%	10/01/41		454		479,538
4.000%	01/01/42		167		176,334
4.000%	10/01/45		702		735,078
4.000%	07/01/48		12,570		13,053,978
4.500%	07/01/19		—	(r)	147
4.500%	07/01/20		14		13,944
4.500%	09/01/39		313		336,132
4.500%	10/01/39		1,799		1,932,938
4.500%	12/01/39		538		578,403
4.500%	07/01/41		282		300,128
4.500%	07/01/41		1,864		2,003,759
4.500%	08/01/41		135		142,146
4.500%	08/01/41		240		255,543
4.500%	08/01/41		520		559,289
4.500%	10/01/41		150		158,063
4.500%	10/01/46		377		397,617
4.500%	12/01/47		2,141		2,255,863
4.500%	08/01/48		1,252		1,315,882
5.000%	05/01/34		24		26,585
5.000%	05/01/34		245		268,295
5.000%	08/01/35		24		26,178
5.000%	09/01/35		34		37,122
5.000%	10/01/36		38		41,384
5.000%	05/01/37		25		27,118
5.000%	07/01/37		495		539,444
5.000%	09/01/38		59		63,943
5.000%	09/01/38		62		67,020
5.000%	09/01/38		71		77,069
5.000%	02/01/39		24		25,920
5.000%	06/01/39		64		69,991
5.500%	02/01/34		34		36,362
5.500%	04/01/34		315		340,300
5.500%	06/01/34		111		119,663
5.500%	06/01/34		164		181,861
5.500%	05/01/37		53		58,469
5.500%	02/01/38		430		469,549
5.500%	05/01/38		78		84,830
5.500%	07/01/38		390		423,533

SEE NOTES TO FINANCIAL STATEMENTS.

A94

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	03/01/32	190	$209,610
6.000%	12/01/33	52	56,732
6.000%	07/01/36	4	4,248
6.000%	12/01/36	9	10,286
6.000%	05/01/37	14	15,843
6.000%	12/01/37	30	32,947
6.000%	01/01/38	4	4,278
6.000%	01/01/38	15	17,137
6.000%	01/01/38	358	405,705
6.000%	10/01/38	82	92,584
6.000%	08/01/39	48	54,094
6.750%	03/15/31	500	727,178
7.000%	01/01/31	25	27,717
7.000%	06/01/31	30	33,226
7.000%	09/01/31	4	4,377
7.000%	10/01/31	47	55,058
7.000%	10/01/32	31	32,325
Federal National Mortgage Assoc.
2.000%	08/01/31	1,428	1,413,518
2.500%	01/01/28	1,201	1,211,937
2.500%	10/01/43	1,053	1,049,902
2.500%	12/01/46	1,888	1,874,225
3.000%	TBA	9,000	9,069,434
3.000%	02/01/27	1,813	1,855,124
3.000%	08/01/30	1,096	1,120,012
3.000%	11/01/36	3,027	3,082,745
3.000%	12/01/42	1,314	1,336,934
3.000%	12/01/42	1,991	2,024,901
3.000%	11/01/46	380	384,465
3.000%	02/01/47	1,876	1,900,212
3.000%	03/01/47	1,411	1,429,264
3.500%	TBA	32,000	32,709,557
3.500%	11/01/32	475	494,246
3.500%	02/01/33	1,545	1,596,481
3.500%	05/01/33	2,954	3,053,177
3.500%	06/01/39	702	722,324
3.500%	01/01/42	6,806	7,066,073
3.500%	05/01/42	3,363	3,489,428
3.500%	07/01/42	882	915,290
3.500%	08/01/42	370	383,793
3.500%	08/01/42	1,127	1,169,585
3.500%	09/01/42	1,028	1,067,605
3.500%	09/01/42	1,770	1,838,123
3.500%	11/01/42	655	680,229
3.500%	03/01/43	3,275	3,410,945
3.500%	04/01/43	611	634,718
3.500%	04/01/43	1,592	1,652,651
3.500%	07/01/43	291	302,463
3.500%	06/01/45	7,463	7,697,185
3.500%	11/01/46	2,152	2,215,758
3.500%	05/01/48	2,668	2,740,400
3.500%	06/01/48	6,163	6,365,342
4.000%	12/01/36	1,158	1,211,668
4.000%	10/01/41	3,669	3,869,347
4.000%	07/01/44	1,391	1,464,957
4.000%	09/01/44	3,112	3,258,329

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	06/01/47	1,838	$1,918,217
4.000%	09/01/47	667	694,953
4.000%	11/01/47	1,183	1,250,848
4.500%	07/01/33	55	58,318
4.500%	08/01/33	14	15,004
4.500%	09/01/33	45	48,480
4.500%	10/01/33	135	144,237
4.500%	03/01/34	37	39,625
4.500%	01/01/35	3	3,238
4.500%	07/01/39	935	1,004,254
4.500%	08/01/39	712	764,683
4.500%	09/01/39	513	550,705
4.500%	12/01/39	5	5,711
4.500%	03/01/41	1,705	1,830,433
4.500%	07/01/42	147	158,270
5.000%	03/01/34	250	271,733
5.000%	04/01/35	599	653,198
5.000%	06/01/35	146	159,812
5.000%	07/01/35	114	124,679
5.000%	07/01/35	148	161,094
5.000%	09/01/35	86	93,616
5.000%	11/01/35	111	120,725
5.000%	02/01/36	83	90,970
5.500%	02/01/33	115	124,313
5.500%	08/01/33	203	224,017
5.500%	10/01/33	53	58,074
5.500%	12/01/33	59	65,454
5.500%	12/01/34	150	166,144
5.500%	10/01/35	639	709,719
5.500%	03/01/36	51	54,652
5.500%	04/01/36	113	125,212
5.500%	01/01/37	72	79,438
5.500%	04/01/37	39	43,092
5.500%	05/01/37	238	264,230
5.500%	08/01/37	287	318,676
6.000%	05/01/21	35	35,714
6.000%	10/01/33	266	296,581
6.000%	11/01/33	25	27,663
6.000%	11/01/33	31	33,627
6.000%	01/01/34	258	292,302
6.000%	02/01/34	112	126,514
6.000%	03/01/34	2	2,432
6.000%	03/01/34	14	14,828
6.000%	03/01/34	40	43,918
6.000%	11/01/34	37	41,073
6.000%	01/01/35	59	65,592
6.000%	01/01/35	145	159,773
6.000%	02/01/35	3	3,540
6.000%	02/01/35	110	120,341
6.000%	02/01/35	223	255,335
6.000%	04/01/35	19	21,179
6.000%	12/01/35	90	98,747
6.000%	05/01/36	41	46,599
6.000%	06/01/36	15	16,798
6.000%	02/01/37	77	86,824
6.000%	06/01/37	39	44,504

SEE NOTES TO FINANCIAL STATEMENTS.

A95

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	05/01/38		201	$227,824
6.250%	05/15/29	(k)	1,935	2,611,890
6.500%	09/01/32		1	1,222
6.500%	09/01/32		9	10,212
6.500%	09/01/32		14	15,122
6.500%	09/01/32		42	47,168
6.500%	09/01/32		45	50,402
6.500%	10/01/32		45	50,496
6.500%	04/01/33		68	78,761
6.500%	11/01/33		22	24,403
6.500%	01/01/34		44	48,685
6.500%	09/01/34		51	56,410
6.500%	10/01/34		73	80,850
6.500%	09/01/36		137	161,242
6.500%	10/01/36		41	47,724
6.500%	11/01/36		39	42,745
6.500%	01/01/37		40	44,363
6.500%	01/01/37		109	121,331
6.500%	09/01/37		18	21,200
6.625%	11/15/30	(k)	550	786,317
7.000%	02/01/32		31	35,335
7.000%	05/01/32		15	18,176
7.000%	06/01/32		14	15,886
7.000%	07/01/32		57	64,538
7.125%	01/15/30	(k)	3,600	5,221,595
Government National Mortgage Assoc.
2.500%	03/20/43		813	825,919
2.500%	12/20/46		1,021	1,027,272
3.000%	03/15/45		1,306	1,333,718
3.000%	11/20/45		1,422	1,456,056
3.000%	03/20/46		9,431	9,654,887
3.000%	07/20/46		3,703	3,790,571
3.000%	12/20/46		1,368	1,400,138
3.000%	02/20/47		2,773	2,838,596
3.500%	TBA		14,000	14,450,625
3.500%	12/20/42		2,058	2,147,196
3.500%	05/20/43		422	439,657
3.500%	03/20/45		1,861	1,931,384
3.500%	04/20/45		2,623	2,720,863
3.500%	07/20/46		9,538	9,870,539
4.000%	06/15/40		177	188,542
4.000%	05/20/41		330	349,291
4.000%	12/20/42		696	736,333
4.000%	08/20/44		329	345,700
4.000%	11/20/45		1,873	1,974,628
4.000%	12/20/45		1,979	2,086,069
4.000%	11/20/46		480	503,858
4.000%	09/20/47		8,445	8,804,959
4.500%	04/15/40		777	836,934
4.500%	01/20/41		1,443	1,539,341
4.500%	02/20/41		916	977,417
4.500%	06/20/44		993	1,058,721
4.500%	09/20/46		601	639,114
4.500%	11/20/46		1,209	1,291,711
4.500%	03/20/47		1,234	1,304,937
4.500%	05/20/48		2,149	2,240,965

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	06/20/48	2,952		$3,087,387
4.500%	08/20/48	9,144		9,552,935
5.000%	10/20/37	134		145,977
5.000%	04/20/45	880		964,740
5.500%	11/15/32	81		89,189
5.500%	02/15/33	61		67,259
5.500%	08/15/33	120		130,981
5.500%	08/15/33	164		174,418
5.500%	09/15/33	44		46,795
5.500%	09/15/33	84		92,887
5.500%	10/15/33	84		93,692
5.500%	12/15/33	13		14,281
5.500%	04/15/34	350		394,808
5.500%	07/15/35	72		81,150
5.500%	02/15/36	118		131,930
6.000%	02/15/33	3		3,207
6.000%	04/15/33	19		20,459
6.000%	09/15/33	19		21,983
6.000%	12/15/33	40		45,418
6.000%	12/15/33	103		112,719
6.000%	01/15/34	21		23,984
6.000%	01/15/34	35		39,230
6.000%	06/20/34	77		88,609
6.000%	07/15/34	170		194,176
6.000%	10/15/34	197		220,022
6.500%	10/15/23	1		992
6.500%	12/15/23	3		3,851
6.500%	01/15/24	1		1,382
6.500%	01/15/24	2		1,887
6.500%	01/15/24	4		4,668
6.500%	01/15/24	13		14,662
6.500%	01/15/24	18		19,976
6.500%	01/15/24	53		57,784
6.500%	02/15/24	—	(r)	330
6.500%	02/15/24	—	(r)	456
6.500%	02/15/24	2		2,511
6.500%	02/15/24	2		2,705
6.500%	02/15/24	4		4,114
6.500%	02/15/24	8		8,873
6.500%	02/15/24	11		11,821
6.500%	02/15/24	11		12,563
6.500%	02/15/24	16		17,253
6.500%	02/15/24	28		31,068
6.500%	04/15/24	2		1,977
6.500%	04/15/24	2		2,099
6.500%	04/15/24	2		2,110
6.500%	04/15/24	2		2,483
6.500%	04/15/24	4		4,384
6.500%	04/15/24	4		4,543
6.500%	04/15/24	12		13,299
6.500%	05/15/24	12		12,712
6.500%	05/15/24	14		15,763
6.500%	10/15/24	17		18,660
6.500%	12/15/30	8		8,387
6.500%	01/15/32	21		23,952
6.500%	02/15/32	17		18,465

SEE NOTES TO FINANCIAL STATEMENTS.

A96

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.500%	07/15/32		42	$45,862
6.500%	08/15/32		6	6,239
6.500%	08/15/32		8	8,906
6.500%	08/15/32		28	31,033
6.500%	08/15/32		207	241,954
6.500%	06/15/35		5	5,778
6.500%	06/15/35		39	44,740
6.500%	07/15/35		7	7,688
8.000%	01/15/24		7	7,214
8.000%	04/15/25		5	5,383

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $283,478,851)				287,873,841

U.S. TREASURY OBLIGATIONS — 1.2%
U.S. Treasury Bonds
3.750%	11/15/43	(h)	2,900	3,569,945
U.S. Treasury Inflation Indexed Bonds, TIPS
0.875%	01/15/29		8,410	8,852,269
U.S. Treasury Notes
1.125%	02/28/21		640	632,775
1.375%	04/30/21		1,460	1,449,221
1.625%	04/30/23		530	527,909
2.000%	05/31/24		7,785	7,876,535
2.250%	11/15/27		2,430	2,487,712
2.375%	08/15/24		3,135	3,226,846
2.375%	05/15/29		8,640	8,928,562
2.500%	12/31/20	(k)	2,705	2,731,205
2.625%	11/15/20		1,000	1,010,273
2.750%	04/30/23	(k)	570	591,375
3.125%	11/15/28	(k)	6,070	6,657,794
U.S. Treasury Strips Coupon
2.184%(s)	02/15/28		615	515,750
2.241%(s)	05/15/28	(k)	2,553	2,126,242

TOTAL U.S. TREASURY OBLIGATIONS (cost $49,984,711)				51,184,413

TOTAL LONG-TERM INVESTMENTS (cost $3,416,722,342)				3,982,185,603

	Shares

SHORT-TERM INVESTMENTS — 8.1%
AFFILIATED MUTUAL FUNDS — 8.1%
PGIM Core Short-Term Bond Fund(w)	8,496,730	78,424,822
PGIM Core Ultra Short Bond Fund(w)	165,312,403	165,312,403
PGIM Institutional Money Market Fund (cost $91,758,797; includes $91,594,489 of cash collateral for securities on loan)(b)(w)	91,753,960	91,781,487

TOTAL AFFILIATED MUTUAL FUNDS (cost $338,890,564)		335,518,712

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) — 0.0%
U.S. Treasury Bills
2.172%	09/19/19	150	$149,307
(cost $149,280)

OPTIONS PURCHASED*~ — 0.0% (cost $678,389)			944,550

TOTAL SHORT-TERM INVESTMENTS (cost $339,718,233)			336,612,569

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—103.6% (cost $3,756,440,575)			4,318,798,172

OPTIONS WRITTEN*~ — (0.0)% (premiums received $249,286)			(65,725)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—103.6% (cost $3,756,191,289)			4,318,732,447
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (3.6)%			(151,220,021)

NET ASSETS — 100.0%			$4,167,512,426

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $(702,290) and (0.0)% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $89,919,062; cash collateral of $91,594,489 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

SEE NOTES TO FINANCIAL STATEMENTS.

A97

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchased date.

(r)	Principal or notional amount is less than $500 par.

(rr)	Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $2,711,113)	2.500%	TBA	08/13/19	(2,750)	$(2,726,797)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2 Year U.S. Treasury Notes Futures	Put	08/23/19	$107.00	577	1,154	$63,110
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$123.00	187	187	2,922
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$126.00	187	187	14,609
Eurodollar 1-Year Mid Curve Futures	Put	07/12/19	$97.75	263	658	1,644
Eurodollar 1-Year Mid Curve Futures	Put	07/12/19	$98.13	639	1,598	11,981
Eurodollar 1-Year Mid Curve Futures	Put	07/12/19	$98.25	263	658	13,150
Eurodollar 1-Year Mid Curve Futures	Put	08/16/19	$97.75	263	658	1,644
Eurodollar 1-Year Mid Curve Futures	Put	08/16/19	$98.25	263	658	37,806
Eurodollar 1-Year Mid Curve Futures	Put	09/13/19	$97.75	263	658	3,287
Eurodollar 1-Year Mid Curve Futures	Put	09/13/19	$98.25	263	658	52,600

Total Exchange Traded (cost $646,677)						$202,753

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	600	$5,844
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	900	9,295
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	3,379	48,930
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	3,285	47,417
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	8,212	111,305
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	16,302	231,762
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	16,540	241,010
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	3,285	45,862

Total OTC Traded (cost $23,424)							$741,425

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay		Notional Amount (000)#	Value
30- Year Interest Rate Swap, 08/19/49 (cost $8,288)	Put	Citibank, N.A.	08/15/19	2.66%	3 Month LIBOR	(Q)	2.66	%(S)	740	$372

Total Options Purchased (cost $678,389)										$944,550

SEE NOTES TO FINANCIAL STATEMENTS.

A98

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$124.50	374	374	$(5,844)
Eurodollar 1-Year Mid Curve Futures	Put	07/12/19	$97.88	639	1,598	(3,994)
Eurodollar 1-Year Mid Curve Futures	Put	07/12/19	$98.00	526	1,315	(3,287)
Eurodollar 1-Year Mid Curve Futures	Put	08/16/19	$98.00	526	1,315	(19,725)
Eurodollar 1-Year Mid Curve Futures	Put	09/13/19	$98.00	526	1,315	(32,875)

Total Options Written (premiums received $249,286)						$(65,725)

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
417	2 Year U.S. Treasury Notes	Sep. 2019	$89,729,930	$506,626
2,323	5 Year U.S. Treasury Notes	Sep. 2019	274,476,969	4,070,150
434	10 Year U.S. Ultra Treasury Bonds	Sep. 2019	59,946,250	1,919,867
853	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	151,460,812	6,905,353
9	Mini MSCI EAFE Index	Sep. 2019	865,485	15,450

				13,417,446

Short Positions:
8	10 Year Euro-Bund	Sep. 2019	1,571,381	(24,000)
157	10 Year U.S. Treasury Notes	Sep. 2019	20,091,094	(41,163)
764	20 Year U.S. Treasury Bonds	Sep. 2019	118,873,625	(4,649,903)

				(4,715,066)

				$8,702,380

Forward foreign currency exchange contracts outstanding at June 30, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/02/19	Citibank, N.A.	EUR	9,088	$10,359,594	$10,337,884	$—	$(21,710)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/02/19	Citibank, N.A.		EUR 9,088	$10,205,408	$10,337,884	$—	$(132,476)
Expiring 08/02/19	Citibank, N.A.		EUR 9,088	10,385,858	10,364,900	20,958	—

				$20,591,266	$20,702,784	$20,958	$(132,476)

						$20,958	$(154,186)

Credit default swap agreements outstanding at June 30, 2019:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Buy Protection(1):
CDX.NA.IG.32.V1	06/20/29	1.000%(Q)	39,000	$546,946	$93,132	$(453,814)

SEE NOTES TO FINANCIAL STATEMENTS.

A99

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Forward rate agreements outstanding at June 30, 2019:

Notional Amount (000)#	Termination Date(5)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreements^:
135,500	07/15/19	—(3)	—(3)	$(218,137)	$—	$(218,137)	Citigroup Global Markets Inc.
260,300	07/24/19	—(4)	—(4)	(484,153)	—	(484,153)	Citigroup Global Markets Inc.

				$(702,290)	$—	$(702,290)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

(3)	The Portfolio pays or receives payment based on CMM102 minus 7 year CMS minus 1.366% upon termination.

(4)	The Portfolio pays or receives payment based on CMM102 minus 7 year CMS minus 1.338% upon termination.

(5)	The Portfolio may choose to terminate these agreements at any time prior to the stated termination date.

Interest rate swap agreements outstanding at June 30, 2019:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
	Centrally Cleared Interest Rate Swap Agreements:
EUR	3,905	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	$(43,095)	$(102,681)	$(59,586)
EUR	1,390	05/11/39	1.100%(A)	1 Day EONIA(1)(A)	(12,624)	(191,497)	(178,873)
	24,360	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	(320,572)	(320,572)
	12,277	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(4,128)	122,499	126,627
	685	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(16,055)	(16,055)
	33,700	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	(641,390)	(641,390)
	610	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	(8,028)	(8,028)
	20,135	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	49,779	(504,577)	(554,356)
	14,985	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	46,829	(430,713)	(477,542)
	10,320	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(488,650)	(488,650)
	4,710	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	(237,435)	(237,435)
	6,432	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(4,468)	(441,177)	(436,709)
	3,575	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(269,323)	(269,323)
	4,870	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	3,842	(411,476)	(415,318)

SEE NOTES TO FINANCIAL STATEMENTS.

A100

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest rate swap agreements outstanding at June 30, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
16,149	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	$1,001	$(1,368,894)	$(1,369,895)
36,240	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	294,382	(1,064,219)	(1,358,601)
860	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(22,862)	(22,862)
5,960	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(24,421)	(264,558)	(240,137)
8,033	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	90,939	(108,032)	(198,971)
1,575	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	1,997	(30,209)	(32,206)
1,325	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(32,069)	(32,069)
4,595	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(2,908)	(147,159)	(144,251)
1,580	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	(23,090)	(23,090)
655	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(20,519)	(20,519)
25,041	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(365,234)	(1,960,928)	(1,595,694)
11,635	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(50,614)	(949,663)	(899,049)
290	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(26,132)	(26,132)

				$(18,723)	$(9,959,409)	$(9,940,686)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Forward Rate Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Rate Agreements	$—	$—	$—	$(702,290)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$11,383,593
Goldman Sachs & Co. LLC	—	149,307

Total	$—	$11,532,900

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted	quoted prices generally in active markets for identical securities.
Level 2—quoted	prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable	inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks.	$2,479,364,657	$35,040,679	$—
Exchange-Traded Fund	334,434	—	—
Preferred Stocks	606,980	155,813	—
Rights.	—	6,037	—
Asset-Backed Securities
Automobiles	—	88,340,568	—
Collateralized Loan Obligations	—	124,220,671	—
Consumer Loans	—	6,479,650	—
Credit Cards	—	12,415,202	—
Equipment	—	9,626,470	—

SEE NOTES TO FINANCIAL STATEMENTS.

A101

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Asset-Backed Securities (continued)
Home Equity Loans	$—	$2,842,763	$—
Other	—	7,980,368	—
Residential Mortgage-Backed Securities	—	25,990,825	—
Student Loans	—	30,890,540	—
Bank Loans.	—	1,892,647	—
Commercial Mortgage-Backed Securities	—	273,287,112	—
Corporate Bonds	—	421,239,351	—
Municipal Bonds.	—	17,374,266	—
Residential Mortgage-Backed Securities	—	66,505,076	—
Sovereign Bonds	—	38,533,240	—
U.S. Government Agency Obligations	—	287,873,841	—
U.S. Treasury Obligations.	—	51,333,720	—
Affiliated Mutual Funds	335,518,712	—	—
Options Purchased	202,753	741,797	—
Options Written	(65,725)	—	—
Other Financial Instruments*
Forward Commitment Contract	—	(2,726,797)	—
Futures Contracts	8,702,380	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(133,228)	—
Centrally Cleared Credit Default Swap Agreement	—	(453,814)	—
OTC Forward Rate Agreements	—	—	(702,290)
Centrally Cleared Interest Rate Swap Agreements.	—	(9,940,686)	—

Total	$2,824,664,191	$1,489,516,111	$(702,290)

*

Other financial instruments are derivatives, with the exception of forward commitment contracts and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at the net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Affiliated Mutual Funds (2.2% represents investments purchased with collateral from securities on loan)	8.1%
U.S. Government Agency Obligations	6.9
Commercial Mortgage-Backed Securities	6.6
Banks	6.5
Software	4.7
Pharmaceuticals	3.1
Interactive Media & Services	3.0
IT Services	3.0
Collateralized Loan Obligations	3.0
Automobiles	2.8
Technology Hardware, Storage & Peripherals	2.6
Health Care Equipment & Supplies	2.5
Oil, Gas & Consumable Fuels	2.5
Residential Mortgage-Backed Securities	2.2
Aerospace & Defense	2.2
Internet & Direct Marketing Retail	1.9
Biotechnology	1.8
Semiconductors & Semiconductor Equipment	1.8
Insurance	1.7
Beverages	1.6
Diversified Telecommunication Services	1.6
Capital Markets	1.6
Chemicals	1.4
Health Care Providers & Services	1.4
Equity Real Estate Investment Trusts (REITs)	1.3

Hotels, Restaurants & Leisure	1.3%
U.S. Treasury Obligations	1.2
Food Products	1.2
Diversified Financial Services	1.1
Communications Equipment	1.0
Media	1.0
Specialty Retail	1.0
Tobacco	1.0
Life Sciences Tools & Services	1.0
Electric	1.0
Sovereign Bonds	0.9
Student Loans	0.7
Entertainment	0.7
Electric Utilities	0.7
Industrial Conglomerates	0.7
Consumer Finance	0.7
Road & Rail	0.7
Household Products	0.6
Machinery	0.6
Oil & Gas	0.5
Multi-Utilities	0.5
Building Products	0.5
Food & Staples Retailing	0.5
Independent Power & Renewable Electricity Producers	0.5
Textiles, Apparel & Luxury Goods	0.5
Telecommunications	0.5

SEE NOTES TO FINANCIAL STATEMENTS.

A102

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification (con’t)

Auto Manufacturers	0.4%
Municipal Bonds	0.4
Distributors	0.4
Pipelines	0.4
Electronic Equipment, Instruments & Components	0.3
Credit Cards	0.3
Foods	0.3
Gas Utilities	0.3
Real Estate Management & Development	0.3
Construction & Engineering	0.3
Construction Materials	0.3
Airlines	0.3
Equipment	0.2
Multiline Retail	0.2
Metals & Mining	0.2
Retail	0.2
Other	0.2
Consumer Loans	0.2
Commercial Services	0.1
Oil & Gas Services	0.1
Trading Companies & Distributors	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.1
Electrical Equipment	0.1
Healthcare-Services	0.1
Transportation Infrastructure	0.1
Professional Services	0.1
Wireless Telecommunication Services	0.1
Multi-National	0.1
Diversified Consumer Services	0.1
Agriculture	0.1
Energy Equipment & Services	0.1
Gas	0.1
Building Materials	0.1

Home Equity Loans	0.1%
Semiconductors	0.1
Forest Products & Paper	0.1
Transportation	0.1
Housewares	0.1
Air Freight & Logistics	0.0	*
Savings & Loans	0.0	*
Packaging & Containers	0.0	*
Miscellaneous Manufacturing	0.0	*
Engineering & Construction	0.0	*
Healthcare-Products	0.0	*
Real Estate Investment Trusts (REITs)	0.0	*
Machinery-Diversified	0.0	*
Personal Products	0.0	*
Commercial Services & Supplies	0.0	*
Lodging	0.0	*
Mining	0.0	*
Options Purchased	0.0	*
Electronics	0.0	*
Containers & Packaging	0.0	*
Home Builders	0.0	*
Household Durables	0.0	*
Auto Components	0.0	*
Exchange-Traded Fund	0.0	*
Paper & Forest Products	0.0	*
Computers	0.0	*
Leisure Products	0.0	*
Marine	0.0	*

	103.6
Options Written	(0.0	)*
Liabilities in excess of other assets	(3.6)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker — variation margin swaps	$453,814	*
Equity contracts	Due from/to broker — variation margin futures	15,450	*	—	—
Equity contracts	Unaffiliated investments	6,037		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	20,958		Unrealized depreciation on OTC forward foreign currency exchange contracts	154,186
Interest rate contracts	Due from/to broker — variation margin futures	13,401,996	*	Due from/to broker — variation margin futures	4,715,066	*
Interest rate contracts	Due from/to broker — variation margin swaps	126,627	*	Due from/to broker — variation margin swaps	10,067,313	*

SEE NOTES TO FINANCIAL STATEMENTS.

A103

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unaffiliated investments	$944,550	Options written outstanding, at value	$65,725
Interest rate contracts	—	—	Unrealized depreciation on OTC forward rate agreements	702,290

		$14,515,618		$16,158,394

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Contracts	Forward Rate Agreements	Swaps
Credit contracts	$—	$—	$—	$—	$—	$(32,422)
Equity contracts	—	—	61,346	—	—	—
Foreign exchange contracts	—	—	—	232,953	—	—
Interest rate contracts	(1,325)	55,675	14,390,061	—	49,263	1,159,567

Total	$(1,325)	$55,675	$14,451,407	$232,953	$49,263	$1,127,145

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Forward Rate Agreements	Swaps
Credit contracts	$—	$—	$—	$—	$—	$—	$(1,237,024)
Equity contracts	(133)	—	—	31,852	—	—	—
Foreign exchange contracts	—	—	—	—	(47,109)	—	—
Interest rate contracts	—	(206,071)	183,561	1,902,421	—	(628,167)	(11,107,468)

Total	$(133)	$(206,071)	$183,561	$1,934,273	$(47,109)	$(628,167)	$(12,344,492)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts—Purchased(3)
$299,076	$2,449,667	$574,320,289	$156,954,020	$3,453,198

Forward Foreign Currency Exchange Contracts—Sold(3)	Forward Rate Agreements(2)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$12,866,733	$330,566,667	$282,886,599	$39,000,000

Inflation Swap Agreements(2)
$3,640,000

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A104

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan.	$89,919,062	$(89,919,062)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$584,077	$—	$584,077	$(551,184)	$32,893
Barclays Bank PLC	151,504	—	151,504	—	151,504
Citibank, N.A.	21,330	(154,186)	(132,856)	—	(132,856)
Citigroup Global Markets Inc.	—	(702,290)	(702,290)	702,290	—
Morgan Stanley & Co. International PLC	5,844	—	5,844	—	5,844

	$762,755	$(856,476)	$(93,721)	$151,106	$57,385

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A105

FLEXIBLE MANAGED PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $89,919,062:
Unaffiliated investments (cost $3,417,550,011) .	$3,983,279,460
Affiliated investments (cost $338,890,564)	335,518,712
Foreign currency, at value (cost $399,697)	402,039
Receivable for investments sold	98,959,118
Dividends and interest receivable	11,184,062
Tax reclaim receivable	515,409
Due from broker-variation margin swaps	111,984
Unrealized appreciation on OTC forward foreign currency exchange contracts	20,958
Receivable from affiliate	3,855
Receivable for Portfolio shares sold	1,984
Prepaid expenses and other assets	13,591

Total Assets	4,430,011,172

LIABILITIES
Payable for investments purchased	163,393,215
Payable to broker for collateral for securities on loan	91,594,489
Forward commitment contracts, at value (proceeds receivable $2,711,113)	2,726,797
Management fee payable.	2,023,909
Unrealized depreciation on OTC forward rate agreements	702,290
Accrued expenses and other liabilities	529,456
Payable for Portfolio shares repurchased	495,505
Payable to custodian.	454,125
Payable to affiliate	279,470
Unrealized depreciation on OTC forward foreign currency exchange contracts	154,186
Due to broker-variation margin futures	78,599
Options written outstanding, at value (proceeds received $249,286)	65,725
Affiliated transfer agent fee payable	980

Total Liabilities	262,498,746

NET ASSETS	$4,167,512,426

Net assets were comprised of:
Partners Equity	$4,167,512,426

Net asset value and redemption price per share, $4,167,512,426 / 129,725,325 outstanding shares of beneficial interest	$32.13

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $101,462 foreign withholding tax, of which $11,436 is reimbursable by an affiliate)	$26,280,190
Interest income (net of $1,931 foreign withholding tax)	24,285,704
Affiliated dividend income	3,677,620
Income from securities lending, net (including affiliated income of $78,530)	86,189

Total income	54,329,703

EXPENSES
Management fee.	12,095,571
Custodian and accounting fees	216,773
Shareholders’ reports	196,143
Trustees’ fees	26,884
Audit fee.	22,477
Legal fees and expenses.	12,008
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	42,497

Total expenses	12,617,650

NET INVESTMENT INCOME (LOSS)	41,712,053

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $1,265)	85,242,459
Futures transactions.	14,451,407
Forward rate agreement transactions	49,263
Forward currency contract transactions	232,953
Options written transactions	55,675
Swap agreements transactions	1,127,145
Foreign currency transactions	(18,409)

101,140,493

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $190,592)	331,397,539
Futures	1,934,273
Forward rate agreements	(628,167)
Forward currency contracts.	(47,109)
Options written	183,561
Swap agreements.	(12,344,492)
Foreign currencies	4,294

320,499,899

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	421,640,392

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$463,352,445

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$41,712,053	$72,609,431
Net realized gain (loss) on investment and foreign currency transactions	101,140,493	235,710,436
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	320,499,899	(472,582,378)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	463,352,445	(164,262,511)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [89,980 and 233,974 shares, respectively]	2,767,167	7,057,478
Portfolio shares repurchased [4,281,087 and 7,894,348 shares, respectively]	(132,148,703)	(239,041,615)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(129,381,536)	(231,984,137)

CAPITAL CONTRIBUTIONS	14,632	72,588

TOTAL INCREASE (DECREASE)	333,985,541	(396,174,060)
NET ASSETS:
Beginning of period	3,833,526,885	4,229,700,945

End of period.	$4,167,512,426	$3,833,526,885

SEE NOTES TO FINANCIAL STATEMENTS.

A106

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 96.7%
COMMON STOCKS — 96.1%	Shares	Value
Australia — 2.0%
AGL Energy Ltd.	66,200	$929,788
Aristocrat Leisure Ltd.	105,638	2,276,966
Ausdrill Ltd.	123,200	158,385
Caltex Australia Ltd.	26,000	451,994
Coca-Cola Amatil Ltd.	166,300	1,192,587
CSL Ltd.	28,046	4,241,836
CSR Ltd.	334,900	918,812
Fortescue Metals Group Ltd.	201,900	1,280,357
Harvey Norman Holdings Ltd.(a)	247,700	708,995
Inghams Group Ltd.	268,900	759,214
Lendlease Group	101,800	929,491
Macquarie Group Ltd.	47,586	4,188,273
Metcash Ltd.	412,500	742,674
Mineral Resources Ltd.	49,500	521,933
Qantas Airways Ltd.	387,619	1,468,834
Rio Tinto Ltd.	26,000	1,897,193
Woodside Petroleum Ltd.	40,800	1,043,164

		23,710,496

Austria — 0.2%
OMV AG	28,000	1,366,566
voestalpine AG	28,800	893,909

		2,260,475

Belgium — 0.1%
Bekaert SA	22,500	603,779
UCB SA	8,900	738,027

		1,341,806

Canada — 2.5%
Brookfield Asset Management, Inc. (Class A Stock)(a)	92,652	4,426,913
Canadian National Railway Co.	58,405	5,405,434
Dollarama, Inc.	70,479	2,479,453
Magna International, Inc.(a)	51,755	2,572,223
Rogers Communications, Inc. (Class B Stock)	49,568	2,653,367
TC Energy Corp.	136,116	6,740,464
Toronto-Dominion Bank (The)	78,529	4,588,629

		28,866,483

China — 2.4%
Alibaba Group Holding Ltd., ADR*	78,555	13,311,145
China Merchants Bank Co. Ltd. (Class H Stock)	864,000	4,312,190
China Resources Cement Holdings Ltd.	1,234,000	1,197,314
Kingboard Holdings Ltd.	216,000	602,480
NetEase, Inc., ADR	11,985	3,065,403
Tencent Holdings Ltd.	105,800	4,778,343
Xinyi Solar Holdings Ltd.	926,000	457,253

		27,724,128

Denmark — 0.9%
Coloplast A/S (Class B Stock)	32,261	3,644,478
Danske Bank A/S	61,200	967,430
Dfds A/S	11,300	480,286
DSV A/S	16,987	1,668,886

COMMON STOCKS (continued)	Shares	Value
Denmark (continued)
Orsted A/S, 144A	40,130	$3,466,106

		10,227,186

Finland — 0.2%
Neste OYJ	28,172	958,632
Nordea Bank Abp	83,600	607,150
UPM-Kymmene OYJ	44,300	1,178,417

		2,744,199

France — 4.3%
Airbus SE	36,349	5,157,729
Arkema SA	6,700	623,802
Atos SE	4,900	410,126
AXA SA	54,100	1,420,775
BNP Paribas SA	23,200	1,102,187
Bouygues SA	17,700	656,286
Capgemini SE	31,820	3,954,117
Carrefour SA(a)	41,800	807,270
Cie Generale des Etablissements Michelin SCA	12,000	1,520,302
CNP Assurances	42,800	971,551
Credit Agricole SA	78,500	940,780
Engie SA	50,000	757,758
LVMH Moet Hennessy Louis Vuitton SE	13,190	5,616,080
Natixis SA	146,400	590,665
Orange SA	82,400	1,298,609
Peugeot SA	24,200	596,410
Renault SA	12,300	773,833
Safran SA	34,420	5,047,751
Sanofi	50,200	4,338,475
Societe Generale SA	28,600	722,705
TOTAL SA	68,100	3,815,153
TOTAL SA, ADR	169,639	9,464,160
Valeo SA	8,300	269,658
Worldline SA/France, 144A*	1,960	142,674

		50,998,856

Germany — 2.2%
Allianz SE	8,500	2,050,005
Aurubis AG	10,800	527,232
BASF SE	13,300	968,589
Bayerische Motoren Werke AG	14,800	1,095,127
Covestro AG, 144A	26,100	1,328,058
Daimler AG	17,600	978,386
Deutsche Lufthansa AG	54,200	927,828
Deutsche Post AG	18,500	608,254
Evonik Industries AG	36,500	1,065,586
Infineon Technologies AG	162,619	2,869,881
METRO AG	46,000	841,108
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,200	1,054,414
Rational AG	3,382	2,336,253
Rheinmetall AG	9,700	1,188,616
SAP SE	36,215	4,975,448
Siemens AG	10,600	1,261,454
Volkswagen AG	7,400	1,272,463

		25,348,702

SEE NOTES TO FINANCIAL STATEMENTS.

A107

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Hong Kong — 1.0%
AIA Group Ltd.	642,800	$6,950,598
CK Hutchison Holdings Ltd.	143,000	1,407,912
Lee & Man Paper Manufacturing Ltd.	1,049,000	735,136
PAX Global Technology Ltd.	933,000	380,522
Skyworth Digital Holdings Ltd.	1,072,000	288,653
WH Group Ltd., 144A	1,291,500	1,312,461
Wheelock & Co. Ltd.	67,000	481,293
Yue Yuen Industrial Holdings Ltd.	296,500	812,391

		12,368,966

India — 0.3%
HDFC Bank Ltd., ADR	26,011	3,382,471

Ireland — 0.4%
Kingspan Group PLC	68,939	3,742,909
Smurfit Kappa Group PLC	35,200	1,066,216

		4,809,125

Israel — 0.3%
Bank Hapoalim BM	91,200	677,416
Check Point Software Technologies Ltd.*(a)	28,746	3,323,325

		4,000,741

Italy — 0.7%
A2A SpA	546,200	947,648
Enel SpA	476,200	3,325,643
Ferrari NV	7,427	1,204,277
Leonardo SpA	74,400	944,195
Mediobanca Banca di Credito Finanziario SpA	87,600	902,267
UnipolSai Assicurazioni SpA(a)	253,700	651,673

		7,975,703

Japan — 5.6%
AGC, Inc.	29,800	1,031,395
Aisan Industry Co. Ltd.	68,400	434,894
Aisin Seiki Co. Ltd.	14,000	482,818
Astellas Pharma, Inc.	88,200	1,258,393
Daikin Industries Ltd.	23,300	3,054,500
Dowa Holdings Co. Ltd.	21,700	699,084
Enplas Corp.	200	5,946
Fujikura Ltd.	95,500	359,527
Hazama Ando Corp.	85,900	574,593
Hitachi Capital Corp.	28,500	634,729
Hitachi High-Technologies Corp.	17,300	891,949
Isuzu Motors Ltd.	78,200	891,386
ITOCHU Corp.	102,900	1,969,415
Japan Airlines Co. Ltd.	28,000	894,676
Japan Aviation Electronics Industry Ltd.	46,000	677,883
JTEKT Corp.	50,800	619,148
Kaneka Corp.	14,800	557,961
KDDI Corp.	117,600	2,990,129
Keihin Corp.	54,300	779,520
Keiyo Bank Ltd. (The)	76,500	448,174
Keyence Corp.	8,500	5,241,398
Komatsu Ltd.	44,900	1,085,905
Konica Minolta, Inc.	87,900	858,819

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
Lintec Corp.	30,000	$626,325
Marubeni Corp.	173,200	1,149,086
Mazda Motor Corp.	56,700	592,234
Mitsubishi Chemical Holdings Corp.	82,800	579,686
Mitsubishi Gas Chemical Co., Inc.	46,900	627,094
Mitsubishi UFJ Financial Group, Inc.	248,600	1,182,816
Mitsubishi UFJ Lease & Finance Co. Ltd.	165,800	881,344
Mitsui & Co. Ltd.	61,800	1,007,965
Mitsui Chemicals, Inc.	31,500	782,130
Mitsui Sugar Co. Ltd.	25,400	525,571
Mixi, Inc.	17,800	357,524
Mizuho Financial Group, Inc.	597,700	866,814
Nikon Corp.	45,200	640,744
Nippon Telegraph & Telephone Corp.	69,300	3,230,931
Nishi-Nippon Financial Holdings, Inc.	48,600	350,292
Nissan Motor Co. Ltd.	161,600	1,158,096
Nitori Holdings Co. Ltd.	19,500	2,588,261
NTN Corp.	275,500	821,119
NTT DOCOMO, Inc.	24,800	578,434
ORIX Corp.	44,600	666,256
Resona Holdings, Inc.	355,300	1,481,835
Sawai Pharmaceutical Co. Ltd.	9,200	497,077
Shiseido Co. Ltd.	50,400	3,812,886
SKY Perfect JSAT Holdings, Inc.	151,000	589,487
SMC Corp.	6,000	2,248,468
Sompo Holdings, Inc.	26,800	1,036,208
Sumitomo Forestry Co. Ltd.	50,100	601,224
Sumitomo Heavy Industries Ltd.	32,300	1,114,122
Sumitomo Mitsui Financial Group, Inc.	33,900	1,198,828
Teijin Ltd.	67,300	1,148,983
Toagosei Co. Ltd.	53,700	565,720
Toho Holdings Co. Ltd.	12,400	278,280
Towa Pharmaceutical Co. Ltd.	28,200	717,241
Toyo Tire Corp.	35,200	464,187
Toyoda Gosei Co. Ltd.	33,200	648,976
Toyota Motor Corp.	15,730	978,400
Tsubakimoto Chain Co.	17,000	556,274
Ube Industries Ltd.	30,100	625,429
Ulvac, Inc.	12,700	403,298
Yokohama Rubber Co. Ltd. (The)	45,000	828,749

		65,450,636

Luxembourg — 0.1%
Tenaris SA	121,841	1,597,398

Macau — 0.2%
Galaxy Entertainment Group Ltd.	404,000	2,724,043

Netherlands — 2.4%
ABN AMRO Bank NV, CVA, 144A	45,300	969,083
Adyen NV, 144A*	2,698	2,084,250
Aegon NV	95,000	472,024

SEE NOTES TO FINANCIAL STATEMENTS.

A108

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Netherlands (continued)
ING Groep NV	75,400	$873,952
Koninklijke Ahold Delhaize NV	95,900	2,155,546
Koninklijke Philips NV	102,367	4,452,940
NN Group NV	27,800	1,118,649
NXP Semiconductors NV	78,957	7,706,993
Royal Dutch Shell PLC (Class A Stock)	113,991	3,721,645
Royal Dutch Shell PLC (Class B Stock)	109,100	3,574,783
Signify NV, 144A	47,000	1,388,647

		28,518,512

New Zealand — 0.1%
Air New Zealand Ltd.	485,600	865,510

Norway — 0.2%
DNB ASA	68,200	1,269,995
Equinor ASA	37,300	735,400
Leroy Seafood Group ASA	123,600	820,576

		2,825,971

Singapore — 0.1%
DBS Group Holdings Ltd.	62,300	1,195,177

South Africa — 0.2%
Bid Corp. Ltd.	73,428	1,597,889
Investec PLC	79,700	518,110

		2,115,999

Spain — 1.0%
ACS Actividades de Construccion y Servicios SA(a)	94,478	3,772,863
Amadeus IT Group SA	51,664	4,099,339
Banco Santander SA	137,900	638,449
Iberdrola SA	97,700	973,698
Mapfre SA	219,300	641,545
Repsol SA	85,300	1,339,001

		11,464,895

Sweden — 1.2%
Atlas Copco AB (Class A Stock)	121,163	3,871,590
Boliden AB	35,400	906,930
Electrolux AB (Class B Stock)	37,400	956,228
Hexagon AB (Class B Stock)	57,189	3,178,687
JM AB(a)	25,700	590,540
Sandvik AB	45,200	829,332
SKF AB (Class B Stock)	58,700	1,079,350
Swedbank AB (Class A Stock)	18,400	276,543
Volvo AB (Class B Stock)	133,200	2,113,715

		13,802,915

Switzerland — 2.7%
ALSO Holding AG*	690	98,665
Baloise Holding AG	9,000	1,593,116
Credit Suisse Group AG*	79,900	955,009
Helvetia Holding AG	7,000	879,094
Landis+Gyr Group AG	7,900	629,321
Lonza Group AG*	14,236	4,813,855
Partners Group Holding AG	4,538	3,567,191
Roche Holding AG	20,000	5,631,314
Sika AG	18,137	3,102,119

COMMON STOCKS (continued)	Shares	Value
Switzerland (continued)
Swiss Life Holding AG	3,400	$1,686,825
Swiss Re AG	14,000	1,422,290
Swisscom AG	2,200	1,105,112
Temenos AG*	22,701	4,065,181
UBS Group AG*	83,800	996,571
Zurich Insurance Group AG	4,700	1,633,672

		32,179,335

Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	651,000	4,987,127

United Kingdom — 4.9%
3i Group PLC	97,100	1,373,564
Abcam PLC	51,495	965,313
Aviva PLC	164,200	869,086
Babcock International Group PLC	42,900	249,588
BAE Systems PLC	286,300	1,801,962
Barclays PLC	373,500	711,666
Barratt Developments PLC	109,300	794,763
Bellway PLC	25,400	898,478
Berkeley Group Holdings PLC	13,700	649,345
Bovis Homes Group PLC	66,300	870,583
BP PLC	355,000	2,477,130
British American Tobacco PLC	15,800	552,414
BT Group PLC	365,300	912,567
Centrica PLC	457,200	508,751
Compass Group PLC	170,775	4,094,701
Crest Nicholson Holdings PLC	143,814	652,508
Debenhams PLC*^	228,400	5,303
Diageo PLC	99,004	4,263,539
Experian PLC	147,779	4,477,918
GlaxoSmithKline PLC	156,200	3,127,141
Go-Ahead Group PLC (The)	34,500	866,498
Imperial Brands PLC	44,600	1,046,897
Inchcape PLC	66,600	521,703
International Consolidated Airlines Group SA	150,000	907,758
J Sainsbury PLC	324,800	808,055
Keller Group PLC	48,200	376,083
Kingfisher PLC	255,800	697,431
Legal & General Group PLC	415,000	1,421,890
Lloyds Banking Group PLC	1,954,100	1,406,941
London Stock Exchange Group PLC	44,284	3,089,181
Marks & Spencer Group PLC	279,900	747,579
Meggitt PLC	72,300	482,362
National Express Group PLC	154,700	789,979
Paragon Banking Group PLC	105,900	590,702
Premier Foods PLC*	357,756	153,456
QinetiQ Group PLC	214,000	759,914
Quilter PLC, 144A	73,300	130,843
Redrow PLC	77,600	536,782
RELX PLC	171,688	4,169,171
Royal Mail PLC	120,900	325,684
RPC Group PLC	42,000	423,099
Segro PLC	328,193	3,044,492
St. James’s Place PLC	126,243	1,762,416

SEE NOTES TO FINANCIAL STATEMENTS.

A109

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United Kingdom (continued)
Tate&LylePLC.	109,000	$1,022,537
Taylor Wimpey PLC	263,400	528,105
Vesuvius PLC	81,100	565,011

		57,430,889

United States — 59.5%
Adobe, Inc.*	32,994	9,721,682
Alphabet, Inc. (Class C Stock)*	10,709	11,575,465
Amazon.com, Inc.*	9,040	17,118,415
American International Group, Inc.	162,740	8,670,787
Amphenol Corp. (Class A Stock)	106,538	10,221,256
Applied Materials, Inc.	90,550	4,066,600
AT&T, Inc.	60,350	2,022,329
Autodesk, Inc.*	73,163	11,918,253
AXA Equitable Holdings, Inc.	74,234	1,551,491
Bank of New York Mellon Corp. (The)	84,588	3,734,560
Becton, Dickinson & Co.	12,144	3,060,409
Boeing Co. (The)	17,003	6,189,262
Booking Holdings, Inc.*	5,295	9,926,589
Brown-Forman Corp. (Class B Stock)(a)	161,581	8,956,435
Bunge Ltd.	59,826	3,332,906
BWX Technologies, Inc.	131,964	6,875,324
Carnival Corp.	54,350	2,529,992
CF Industries Holdings, Inc.	61,012	2,849,871
Chubb Ltd.	49,154	7,239,893
Cintas Corp.	50,234	11,920,026
Cisco Systems, Inc.	150,632	8,244,089
Citigroup, Inc.	51,816	3,628,674
Cognizant Technology Solutions Corp. (Class A Stock)	27,700	1,755,903
Comcast Corp. (Class A Stock)	108,655	4,593,933
Conagra Brands, Inc.(a)	88,621	2,350,229
Corteva, Inc.*	24,324	719,261
Costco Wholesale Corp.	31,168	8,236,456
CVS Health Corp.	93,235	5,080,375
Danaher Corp.	94,633	13,524,948
DexCom, Inc.*	74,069	11,098,499
Dow, Inc.	34,458	1,699,124
Duke Energy Corp.	23,340	2,059,522
DuPont de Nemours, Inc.	40,024	3,004,602
Edwards Lifesciences Corp.*	50,326	9,297,225
Electronic Arts, Inc.*	111,137	11,253,733
EQT Corp.	47,686	753,916
Equitrans Midstream Corp.	51,178	1,008,718
Estee Lauder Cos., Inc. (The) (Class A Stock)	63,807	11,683,700
Evergy, Inc.	67,965	4,088,095
Exxon Mobil Corp.	92,670	7,101,302
Ferguson PLC	38,444	2,736,733
Fifth Third Bancorp	205,939	5,745,698
FleetCor Technologies, Inc.*	20,853	5,856,565
Fortive Corp.	142,383	11,607,062
Fortune Brands Home & Security, Inc.	73,026	4,171,975
Fox Corp. (Class B Stock)	94,000	3,433,820

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Franklin Resources, Inc.(a)	83,707	$2,913,004
General Electric Co.	663,250	6,964,125
Genpact Ltd.	272,258	10,370,307
Gilead Sciences, Inc.	47,711	3,223,355
Hess Corp.	29,045	1,846,391
Hologic, Inc.*	68,640	3,296,093
Illinois Tool Works, Inc.(a)	19,255	2,903,847
International Paper Co.	103,355	4,477,339
Intuit, Inc.	50,786	13,271,905
Intuitive Surgical, Inc.*	25,465	13,357,666
Johnson & Johnson	51,463	7,167,767
Johnson Controls International PLC	88,675	3,663,164
JPMorgan Chase & Co.	109,963	12,293,863
Kimberly-Clark Corp.	43,867	5,846,594
Kohl’s Corp.(a)	20,706	984,570
Las Vegas Sands Corp.	39,392	2,327,673
Loews Corp.	61,426	3,358,159
Marsh & McLennan Cos., Inc.	47,344	4,722,564
Mattel, Inc.*(a)	61,037	684,225
Medtronic PLC.	82,407	8,025,618
Merck & Co., Inc.	64,705	5,425,514
MetLife, Inc.	95,323	4,734,693
Microsoft Corp.	221,481	29,669,595
Morgan Stanley	162,796	7,132,093
News Corp. (Class A Stock)	159,800	2,155,702
NextEra Energy, Inc.	4,000	819,440
Nielsen Holdings PLC(a)	92,247	2,084,782
Occidental Petroleum Corp.	95,200	4,786,656
PayPal Holdings, Inc.*	136,957	15,676,098
PepsiCo, Inc.	22,868	2,998,681
Perrigo Co. PLC(a)	53,856	2,564,623
Pfizer, Inc.	217,334	9,414,909
PG&E Corp.*	49,500	1,134,540
Philip Morris International, Inc.	61,714	4,846,400
Pioneer Natural Resources Co.	21,412	3,294,450
QUALCOMM, Inc.	94,201	7,165,870
Raytheon Co.	17,385	3,022,904
Roper Technologies, Inc.	40,839	14,957,692
salesforce.com, Inc.*	73,583	11,164,749
SBA Communications Corp.*	67,526	15,182,546
Sempra Energy	11,100	1,525,584
Sherwin-Williams Co. (The)	26,096	11,959,536
Signature Bank	13,900	1,679,676
SL Green Realty Corp.	28,050	2,254,379
Southern Co. (The)	150,982	8,346,285
Southwest Airlines Co.	85,836	4,358,752
Stericycle, Inc.*(a)	44,291	2,114,895
TE Connectivity Ltd.	32,051	3,069,845
Texas Instruments, Inc.	39,050	4,481,378
Thermo Fisher Scientific, Inc.	59,010	17,330,057
TJX Cos., Inc. (The)	181,330	9,588,730
Tyson Foods, Inc. (Class A Stock)	118,047	9,531,115
U.S. Bancorp	84,235	4,413,914
United Parcel Service, Inc. (Class B Stock)	51,050	5,271,933
Verizon Communications, Inc.	124,098	7,089,719

SEE NOTES TO FINANCIAL STATEMENTS.

A110

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Visa, Inc. (Class A Stock)(a)	98,983	$17,178,500
Walmart, Inc.	44,953	4,966,857
Walt Disney Co. (The)	8,467	1,182,332
Wells Fargo & Co.	260,422	12,323,169
Weyerhaeuser Co.	162,244	4,273,507
Zimmer Biomet Holdings, Inc.	20,108	2,367,516
Zoetis, Inc.	147,272	16,713,899

		700,167,446

TOTAL COMMON STOCKS (cost $814,953,175)		1,131,085,190

PREFERRED STOCKS — 0.6%
United States
Becton, Dickinson & Co., CVT, 6.125%	13,865	858,382
NextEra Energy, Inc., CVT, 6.123%	54,098	3,512,583
Sempra Energy Series A, CVT, 6.000%	21,874	2,438,732
Sempra Energy Series B, CVT, 6.750%	4,673	518,797

TOTAL PREFERRED STOCKS (cost $6,112,494)		7,328,494

	Units

RIGHTS* — 0.0%
Spain
ACS Actividades de Construccion y Servicios SA, expiring 07/10/19	94,478	148,255
Repsol SA, expiring 07/05/19	85,300	47,314

TOTAL RIGHTS (cost $204,386)		195,569

TOTAL LONG-TERM INVESTMENTS (cost $821,270,055)		1,138,609,253

	Shares	Value

SHORT-TERM INVESTMENTS — 6.8%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	34,278,649	$34,278,649
PGIM Institutional Money Market Fund (cost $45,286,353; includes $45,185,473 of cash collateral for securities on loan)(b)(w)	45,283,869	45,297,454

TOTAL SHORT-TERM INVESTMENTS (cost $79,565,002)		79,576,103

TOTAL INVESTMENTS — 103.5% (cost $900,835,057)		1,218,185,356
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(40,792,197)

NET ASSETS — 100.0%		$1,177,393,159

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $5,303 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $44,473,907; cash collateral of $45,185,473 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$23,710,496	$—
Austria	—	2,260,475	—
Belgium	—	1,341,806	—
Canada	28,866,483	—	—
China	16,376,548	11,347,580	—
Denmark	—	10,227,186	—

SEE NOTES TO FINANCIAL STATEMENTS.

A111

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Finland	$—	$2,744,199	$—
France	9,464,160	41,534,696	—
Germany	—	25,348,702	—
Hong Kong	—	12,368,966	—
India	3,382,471	—	—
Ireland	—	4,809,125	—
Israel	3,323,325	677,416	—
Italy	—	7,975,703	—
Japan	—	65,450,636	—
Luxembourg	—	1,597,398	—
Macau	—	2,724,043	—
Netherlands	7,706,993	20,811,519	—
New Zealand	—	865,510	—
Norway	—	2,825,971	—
Singapore	—	1,195,177	—
South Africa	—	2,115,999	—
Spain	—	11,464,895	—
Sweden	—	13,802,915	—
Switzerland	—	32,179,335	—
Taiwan	—	4,987,127	—
United Kingdom	—	57,425,586	5,303
United States	697,430,713	2,736,733	—
Preferred Stocks
United States	7,328,494	—	—
Rights
Spain	—	195,569	—
Affiliated Mutual Funds	79,576,103	—	—

Total	$853,455,290	$364,724,763	$5,303

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Software	7.3%
Affiliated Mutual Funds (3.8% represents investments purchased with collateral from securities on loan)	6.8
Health Care Equipment & Supplies	6.2
Banks	6.0
IT Services	5.1
Pharmaceuticals	5.0
Oil, Gas & Consumable Fuels	4.6
Insurance	4.5
Internet & Direct Marketing Retail	3.4
Capital Markets	2.9
Chemicals	2.9
Machinery	2.7
Semiconductors & Semiconductor Equipment	2.5
Aerospace & Defense	2.5
Electric Utilities	2.4
Electronic Equipment, Instruments & Components	2.3
Industrial Conglomerates	2.2
Equity Real Estate Investment Trusts (REITs)	2.2
Life Sciences Tools & Services	1.9
Food & Staples Retailing	1.8
Food Products	1.7
Beverages	1.6
Interactive Media & Services	1.4

Building Products	1.4%
Diversified Telecommunication Services	1.4
Entertainment	1.4
Personal Products	1.3
Commercial Services & Supplies	1.2
Hotels, Restaurants & Leisure	1.1
Specialty Retail	1.1
Professional Services	1.0
Media	0.9
Airlines	0.9
Road & Rail	0.9
Automobiles	0.8
Biotechnology	0.8
Communications Equipment	0.7
Household Durables	0.7
Auto Components	0.6
Multi-Utilities	0.6
Metals & Mining	0.6
Trading Companies & Distributors	0.6
Textiles, Apparel & Luxury Goods	0.6
Tobacco	0.5
Wireless Telecommunication Services	0.5
Air Freight & Logistics	0.5
Containers & Packaging	0.5

SEE NOTES TO FINANCIAL STATEMENTS.

A112

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification (con’t)
Household Products	0.5%
Construction & Engineering	0.4
Health Care Providers & Services	0.4
Multiline Retail	0.4
Diversified Financial Services	0.3
Construction Materials	0.2
Paper & Forest Products	0.2
Electrical Equipment	0.1
Energy Equipment & Services	0.1
Real Estate Management & Development	0.1
Technology Hardware, Storage & Peripherals	0.1

Leisure Products	0.1%
Consumer Finance	0.1
Thrifts & Mortgage Finance	0.0	*
Distributors	0.0	*
Marine	0.0	*

	103.5
Liabilities in excess of other assets	(3.5)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$195,569	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)
Equity contracts	$25,017

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)
Equity contracts	$(8,024)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$44,473,907	$(44,473,907)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A113

GLOBAL PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $44,473,907:
Unaffiliated investments (cost $821,270,055)	$1,138,609,253
Affiliated investments (cost $79,565,002)	79,576,103
Foreign currency, at value (cost $3,321,347)	3,345,028
Tax reclaim receivable	1,997,715
Dividends and interest receivable	1,646,844
Receivable for investments sold	418,418
Receivable from affiliate	36,287
Receivable for Portfolio shares sold	834
Prepaid expenses	1,260

Total Assets	1,225,631,742

LIABILITIES
Payable to broker for collateral for securities on loan	45,185,473
Payable to affiliate	939,263
Payable for investments purchased	859,279
Management fee payable	680,509
Accrued expenses and other liabilities	329,285
Payable for Portfolio shares repurchased	237,187
Payable to custodian	6,607
Affiliated transfer agent fee payable	980

Total Liabilities	48,238,583

NET ASSETS	$1,177,393,159

Net assets were comprised of:
Partners Equity	$1,177,393,159

Net asset value and redemption price per share, $1,177,393,159 / 31,152,659 outstanding shares of beneficial interest	$37.79

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $1,051,564 foreign withholding tax, of which $88,638 is reimbursable by an affiliate)	$13,902,789
Affiliated dividend income	409,907
Income from securities lending, net (including affiliated income of $72,140)	156,869

Total income	14,469,565

EXPENSES
Management fee	4,172,320
Custodian and accounting fees	157,588
Shareholders’ reports	65,969
Audit fee	14,064
Trustees’ fees	10,919
Legal fees and expenses	7,274
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	21,499

Total expenses	4,454,930
Less: Fee waiver and/or expense reimbursement	(178,018)

Net expenses	4,276,912

NET INVESTMENT INCOME (LOSS)	10,192,653

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $136)	16,733,652
Foreign currency transactions	(45,967)

16,687,685

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $11,649)	160,394,750
Foreign currencies	36,137

160,430,887

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	177,118,572

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$187,311,225

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$10,192,653	$15,130,916
Net realized gain (loss) on investment and foreign currency transactions	16,687,685	72,526,568
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	160,430,887	(166,392,080)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	187,311,225	(78,734,596)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [439,671 and 414,359 shares, respectively]	16,221,124	14,682,656
Portfolio shares repurchased [917,200 and 1,780,900 shares, respectively]	(32,899,019)	(62,730,947)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(16,677,895)	(48,048,291)

CAPITAL CONTRIBUTIONS	85,664	520,841

TOTAL INCREASE (DECREASE)	170,718,994	(126,262,046)
NET ASSETS:
Beginning of period	1,006,674,165	1,132,936,211

End of period	$1,177,393,159	$1,006,674,165

SEE NOTES TO FINANCIAL STATEMENTS.

A114

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 96.1%

ASSET-BACKED SECURITIES — 13.3%
Collateralized Loan Obligations
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300%
3.901%(c)	01/16/30	250	$249,563
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040%
3.628%(c)	07/17/28	500	498,554
Series 2016-10A, Class A1R, 144A, 3 Month LIBOR + 1.250%
3.778%(c)	01/24/29	2,250	2,250,684
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070%
3.595%(c)	05/17/31	1,500	1,479,546
BlueMountain CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.330%
3.927%(c)	04/13/27	1,750	1,750,825
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320%
3.912%(c)	01/20/32	750	751,595
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260%
3.852%(c)	04/22/30	2,000	1,995,480
CIFC Funding Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.250%
3.831%(c)	10/24/30	2,000	1,999,965
Elevation CLO Ltd. (Cayman Islands),
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220%
3.817%(c)	07/15/30	2,000	1,994,860
Flagship CLO Ltd. (Cayman Islands),
Series 2014-08A, Class ARR, 144A, 3 Month LIBOR + 0.850%
3.451%(c)	01/16/26	2,323	2,318,410
ICG US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%
3.872%(c)	10/23/29	500	499,563
Limerock CLO LLC (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.200%
3.792%(c)	10/20/26	1,207	1,207,290
Mountain View CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.440%
4.058%(c)	04/15/29	2,000	2,003,062
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%
3.857%(c)	07/15/30	250	250,128
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%
3.833%(c)	10/30/30	3,750	3,749,486
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.480%
4.044%(c)	05/15/32	2,000	2,001,868
Regatta VIII Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250%
3.838%(c)	10/17/30	1,000	997,300
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250%
3.842%(c)	10/23/31	1,000	995,754

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370%
3.939%(c)	01/20/32	1,000	$1,004,745
Trimaran Cavu Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460%
3.927%(c)	07/20/32	2,500	2,501,289
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250%
3.842%(c)	10/20/29	2,000	1,997,522

TOTAL ASSET-BACKED SECURITIES (cost $32,481,871)			32,497,489

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.3%
Fannie Mae-Aces,
Series 2012-M02, Class A2
2.717%	02/25/22	156	158,013
Series 2015-M01, Class AB2
2.465%	09/25/24	356	363,705
Series 2015-M03, Class AB2
2.625%	10/25/24	942	962,331
Series 2015-M08, Class AB2
2.829%(cc)	01/25/25	842	868,308
Series 2015-M10, Class A2
3.092%(cc)	04/25/27	1,600	1,667,285
Series 2015-M17, Class A2
3.035%(cc)	11/25/25	1,500	1,553,784
Series 2016-M11, Class A2
2.369%(cc)	07/25/26	1,200	1,194,365
Series 2016-M13, Class A2
2.564%(cc)	09/25/26	2,100	2,115,640
Series 2018-M14, Class A1
3.578%(cc)	08/25/28	940	1,006,790
Series 2019-M01, Class A2
3.673%(cc)	09/25/28	1,100	1,191,828
Series 2019-M02, Class A1
3.024%	08/25/28	1,087	1,127,396
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class X1, IO
1.658%(cc)	06/25/20	14,942	156,864
Series K019, Class X1, IO
1.748%(cc)	03/25/22	15,820	593,457
Series K020, Class X1, IO
1.535%(cc)	05/25/22	8,428	287,163
Series K021, Class X1, IO
1.568%(cc)	06/25/22	8,934	327,074
Series K025, Class X1, IO
0.954%(cc)	10/25/22	25,017	597,748
Series K060, Class AM
3.300%(cc)	10/25/26	1,930	2,039,618
Series K064, Class A2
3.224%	03/25/27	2,200	2,325,210
Series K064, Class AM
3.327%(cc)	03/25/27	1,100	1,165,869
Series K068, Class AM
3.315%	08/25/27	1,700	1,801,803

SEE NOTES TO FINANCIAL STATEMENTS.

A115

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series K076, Class A2
3.900%	04/25/28	1,500	$1,665,896
Series K076, Class AM
3.900%	04/25/28	425	469,206
Series K077, Class A2
3.850%(cc)	05/25/28	900	994,442
Series K077, Class AM
3.850%(cc)	05/25/28	180	197,979
Series K078, Class AM
3.920%	06/25/28	525	578,854
Series K079, Class AM
3.930%	06/25/28	675	746,476
Series K080, Class AM
3.986%(cc)	07/25/28	1,900	2,107,759
Series K081, Class AM
3.900%(cc)	08/25/28	1,500	1,655,736
Series K083, Class A2
4.050%(cc)	09/25/28	625	702,052
Series K083, Class AM
4.030%(cc)	10/25/28	250	279,229
Series K084, Class AM
3.880%(cc)	10/25/28	1,300	1,434,275
Series K085, Class AM
4.060%(cc)	10/25/28	650	727,857
Series K086, Class A2
3.859%(cc)	11/25/28	1,400	1,554,578
Series K086, Class AM
3.919%(cc)	12/25/28	200	222,108
Series K087, Class AM
3.832%(cc)	12/25/28	200	220,425
Series K088, Class AM
3.761%(cc)	01/25/29	520	571,190
Series K090, Class AM
3.492%(cc)	03/25/29	800	860,292
Series K091, Class AM
3.566%	03/25/29	850	921,029
Series K151, Class A3
3.511%	04/25/30	400	430,012
Series K157, Class A2
3.990%(cc)	05/25/33	1,700	1,910,022
Series K158, Class A2
3.900%(cc)	12/25/30	700	778,042
Series K711, Class X1, IO
1.686%(cc)	07/25/19	691	86
Series KC03, Class A2
3.499%	01/25/26	650	687,111
Series W5FX, Class AFX
3.336%(cc)	04/25/28	1,100	1,150,047
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K073, Class A2
3.350%	01/25/28	2,200	2,346,944

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $42,052,441)			44,715,898

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS — 1.2%
Diversified Financial Services
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A
2.650%	02/16/21	1,655	$1,671,204
U.S. Gov’t. Gtd. Notes, Series BB
4.300%	12/15/21	1,255	1,324,301

TOTAL CORPORATE BONDS (cost $2,983,449)			2,995,505

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Merrill Lynch Mortgage Investors Trust,
Series 2003-E, Class A1, 1 Month LIBOR + 0.620%
3.024%(c)	10/25/28	17	17,108
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
4.566%(cc)	02/25/34	81	82,089

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $98,240)			99,197

U.S. GOVERNMENT AGENCY OBLIGATIONS — 39.0%
Federal Home Loan Bank
2.625%	10/01/20	170	171,457
3.000%	10/12/21	600	615,981
3.250%	11/16/28	1,025	1,113,875
Federal Home Loan Mortgage Corp.
2.000%	01/01/32	300	297,316
2.375%	02/16/21	1,375	1,386,906
2.500%	03/01/30	544	548,994
2.750%	06/19/23	190	196,725
3.000%	06/01/29	394	403,626
3.000%	01/01/37	802	817,366
3.000%	06/01/45	493	501,613
3.500%	12/01/32	760	785,363
3.500%	07/01/42	656	681,167
3.500%	10/01/42	1,108	1,151,586
3.500%	08/01/43	1,225	1,273,009
3.500%	10/01/45	591	610,214
4.000%	06/01/26	54	56,258
4.000%	09/01/26	201	209,286
4.000%	09/01/40	397	418,753
4.000%	12/01/40	404	426,460
4.000%	12/01/40	428	451,482
4.500%	09/01/39	1,408	1,512,592
4.500%	08/01/48	946	993,447
5.000%	06/01/33	277	300,481
5.000%	05/01/34	281	305,690
5.500%	05/01/37	53	58,469
5.500%	02/01/38	184	201,235
5.500%	05/01/38	78	84,830
6.000%	09/01/34	72	78,563
6.000%	01/01/37	85	96,251
6.000%	09/01/38	52	58,626
6.000%	08/01/39	68	77,664
6.500%	09/01/32	31	34,863

SEE NOTES TO FINANCIAL STATEMENTS.

A116

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., MTN
3.208%(s)	12/11/25	600	$528,023
Federal National Mortgage Assoc.
1.000%	10/24/19	2,300	2,291,511
1.875%	09/24/26	400	395,923
2.000%	08/01/31	286	282,704
2.375%	01/19/23	155	158,047
2.500%	02/05/24	520	535,625
2.500%	06/01/28	1,743	1,758,693
2.500%	02/01/43	197	196,479
2.500%	12/01/46	686	681,536
2.875%	09/12/23	420	437,427
3.000%	TBA	3,500	3,527,002
3.000%	08/01/28	897	917,224
3.000%	02/01/31	1,114	1,139,103
3.000%	11/01/36	757	770,686
3.000%	03/01/43	977	993,408
3.000%	07/01/43	874	891,620
3.000%	07/01/43	1,092	1,111,139
3.000%	11/01/46	445	450,289
3.500%	TBA	8,000	8,177,389
3.500%	02/01/33	223	230,725
3.500%	06/01/39	281	288,930
3.500%	04/01/42	475	493,119
3.500%	06/01/42	820	851,365
3.500%	07/01/42	882	915,290
3.500%	06/01/45	1,964	2,025,200
3.500%	12/01/46	422	434,341
4.000%	09/01/40	1,482	1,562,302
4.000%	06/01/42	1,063	1,120,556
4.000%	09/01/44	778	814,582
4.000%	10/01/45	1,001	1,048,026
4.000%	10/01/46	346	362,757
4.000%	02/01/47	468	487,658
4.000%	06/01/47	588	613,830
4.000%	07/01/47	658	686,041
4.000%	11/01/47	467	485,742
4.500%	05/01/40	1,983	2,129,426
4.500%	04/01/42	750	805,393
5.000%	12/01/31	27	28,215
5.000%	03/01/34	333	362,310
5.000%	06/01/35	146	159,812
5.000%	07/01/35	74	80,547
5.000%	05/01/36	99	108,369
5.500%	02/01/34	215	239,110
5.500%	09/01/34	255	282,553
5.500%	02/01/35	236	257,285
5.500%	06/01/35	69	73,770
5.500%	06/01/35	112	120,257
5.500%	09/01/35	40	42,434
5.500%	09/01/35	103	110,984
5.500%	10/01/35	238	264,026
5.500%	11/01/35	156	167,457
5.500%	11/01/35	342	380,178
5.500%	11/01/35	453	494,308
6.000%	05/01/21	12	11,905

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	12/01/33	11		$11,659
6.000%	02/01/34	112		126,516
6.000%	08/01/34	—	(r)	437
6.000%	11/01/34	1		619
6.000%	11/01/34	1		1,097
6.000%	12/01/34	1		1,036
6.000%	01/01/35	21		23,395
6.000%	01/01/36	86		94,934
6.000%	05/01/38	44		49,775
6.500%	07/01/32	224		257,246
6.500%	08/01/32	76		84,490
6.500%	10/01/32	248		286,919
6.500%	10/01/37	122		140,148
6.625%	11/15/30	435		621,906
7.000%	12/01/31	1		535
7.000%	12/01/31	82		94,565
7.000%	01/01/36	16		18,383
8.000%	10/01/23	—	(r)	163
8.000%	09/01/24	1		966
8.000%	11/01/24	1		1,097
8.000%	01/01/26	—	(r)	339
9.000%	02/01/25	8		8,381
9.000%	04/01/25	4		4,269
Government National Mortgage Assoc.
2.500%	12/20/46	279		280,165
3.000%	03/15/45	1,567		1,600,462
3.000%	09/20/46	1,522		1,559,091
3.000%	10/20/46	380		388,813
3.000%	04/20/47	1,578		1,615,395
3.500%	TBA	3,500		3,612,656
3.500%	01/20/43	1,077		1,123,637
3.500%	04/20/43	530		553,299
3.500%	03/20/45	931		965,692
3.500%	04/20/45	786		815,170
3.500%	04/20/46	1,304		1,349,555
3.500%	07/20/46	2,016		2,086,147
4.000%	06/15/40	181		192,095
4.000%	08/20/46	757		792,748
4.000%	11/20/46	480		503,858
4.000%	09/20/47	860		896,801
4.500%	02/20/41	530		565,006
4.500%	03/20/41	452		482,654
4.500%	06/20/44	343		366,410
4.500%	09/20/46	447		475,725
4.500%	11/20/46	907		968,783
4.500%	01/20/47	111		117,817
5.000%	07/15/33	138		150,020
5.000%	09/15/33	214		232,293
5.000%	04/15/34	80		84,044
5.500%	03/15/34	278		310,989
5.500%	03/15/36	62		70,133
6.500%	07/15/32	17		18,807
6.500%	08/15/32	2		2,573
6.500%	08/15/32	3		3,658
6.500%	08/15/32	12		12,930
6.500%	08/15/32	85		99,526

SEE NOTES TO FINANCIAL STATEMENTS.

A117

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
7.000%	05/15/23	3		$3,347
7.000%	06/15/23	1		781
7.000%	06/15/23	4		3,766
7.000%	06/15/23	10		10,180
7.000%	07/15/23	1		525
7.000%	07/15/23	11		10,783
7.000%	08/15/23	—	(r)	79
7.000%	08/15/23	3		3,492
7.000%	08/15/23	6		6,085
7.000%	09/15/23	1		1,142
7.000%	10/15/23	2		2,606
7.000%	10/15/23	4		4,063
7.000%	11/15/23	3		2,768
7.000%	11/15/23	7		7,248
7.000%	01/15/24	45		47,720
7.000%	05/15/24	39		40,759
7.000%	08/15/28	40		45,508
7.500%	12/15/25	3		3,662
7.500%	12/15/25	27		28,980
7.500%	02/15/26	5		5,168
8.500%	09/15/24	51		54,643
8.500%	04/15/25	6		6,304
Hashemite Kingdom of Jordan Government, USAID Bond, Gov’t.
Gtd. Notes
3.000%	06/30/25	1,580		1,658,980
Israel Government, USAID Bond, Gov’t. Gtd. Notes
5.500%	09/18/23	1,220		1,394,379
Israel Government, USAID Bond, Gov’t. Gtd. Notes
2.652%(s)	08/15/23	500		458,367
2.744%(s)	08/15/23	500		458,798
2.923%(s)	11/15/25	500		434,084
2.961%(s)	05/15/26	500		427,033
2.997%(s)	02/15/26	400		343,592
3.040%(s)	11/15/26	400		336,745
3.141%(s)	05/15/23	400		368,902
3.329%(s)	05/15/25	600		527,625
Residual Funding Corp. Strips Principal
2.040%(s)	01/15/21	400		387,939
Residual Funding Corp. Strips Principal, Bonds, PO
3.168%(s)	04/15/30	2,305		1,766,601
Resolution Funding Corp. Strips Interest, Bonds, IO
3.657%(s)	04/15/30	500		385,799
Tennessee Valley Authority
5.880%	04/01/36	230		317,207
Tennessee Valley Authority, Sr. Unsec’d. Notes
2.250%	03/15/20	365		365,403
2.875%	02/01/27	175		182,953
6.750%	11/01/25	510		649,027
7.125%	05/01/30	530		764,603

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $93,598,270)				95,346,252

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS — 24.2%
U.S. Treasury Bonds
3.000%	02/15/49		250	$274,570
3.750%	11/15/43		3,110	3,828,459
U.S. Treasury Inflation Indexed Bonds, TIPS
0.875%	01/15/29		2,232	2,348,887
U.S. Treasury Notes
1.125%	02/28/21		1,585	1,567,107
1.750%	06/15/22		1,210	1,211,702
1.750%	05/15/23		1,360	1,360,744
1.875%	04/30/22		410	411,650
2.000%	05/31/24		1,290	1,305,168
2.125%	08/15/21		4,210	4,242,068
2.125%	09/30/21	(k)	6,185	6,237,186
2.125%	06/30/22		2,055	2,079,243
2.125%	05/31/26		6,890	7,005,192
2.250%	11/15/27		5,910	6,050,362
2.375%	08/15/24		3,960	4,076,016
2.375%	05/15/29		990	1,023,064
2.625%	11/15/20		130	131,336
2.750%	04/30/23		4,480	4,648,000
2.875%	11/15/21		90	92,369
3.125%	11/15/28		1,665	1,826,232
U.S. Treasury Strips Coupon
2.384%(s)	05/15/29		565	459,344
2.184%(s)	02/15/28		550	461,239
2.404%(s)	08/15/21	(k)	1,585	1,525,835
2.499%(s)	02/15/22		835	797,010
2.750%(s)	08/15/27		2,575	2,186,126
2.783%(s)	08/15/29		500	403,754
2.878%(s)	05/15/31		500	385,096
3.042%(s)	11/15/35		1,000	676,299
3.202%(s)	08/15/40		800	469,314
4.138%(s)	02/15/42	(k)	3,725	2,076,902

TOTAL U.S. TREASURY OBLIGATIONS (cost $56,960,850)				59,160,274

TOTAL LONG-TERM INVESTMENTS (cost $228,175,121)				234,814,615

	Shares

SHORT-TERM INVESTMENTS — 10.3%

AFFILIATED MUTUAL FUNDS — 10.2%
PGIM Core Short-Term Bond Fund(w)	2,390,850	22,067,549
PGIM Core Ultra Short Bond Fund(w)	2,905,195	2,905,195

TOTAL AFFILIATED MUTUAL FUNDS (cost $25,739,818)		24,972,744

OPTIONS PURCHASED*~ — 0.1%
(cost $186,911)		334,863

TOTAL SHORT-TERM INVESTMENTS (cost $25,926,729)		25,307,607

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 106.4% (cost $254,101,850)		260,122,222

SEE NOTES TO FINANCIAL STATEMENTS.

A118

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Value

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $66,418)	$(17,501)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 106.4% (cost $254,035,432)	260,104,721
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (6.4)%	(15,692,782)

NET ASSETS — 100.0%	$244,411,939

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $(57,320) and (0.0)% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(r)	Principal or notional amount is less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund and PGIM Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $739,395)	2.500%	TBA	08/13/19	(750)	$(743,672)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2 Year U.S. Treasury Notes Futures	Put	08/23/19	$107.00	153	306	$16,735
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$123.00	50	50	781
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$126.00	50	50	3,906
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$97.75	70	175	438
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$98.13	170	425	3,188
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$98.25	70	175	3,500
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$97.75	70	175	438
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$98.25	70	175	10,063
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$97.75	70	175	875
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$98.25	70	175	14,000

Total Exchange Traded (cost $172,096)						$53,924

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	700	$6,818
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	1,000	10,328
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	1,227	17,768
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	1,193	17,220
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	2,982	40,418
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	5,920	84,163
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	6,000	87,428
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	1,193	16,655

Total OTC Traded (cost $11,679)							$280,798

SEE NOTES TO FINANCIAL STATEMENTS.

A119

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
30-Year Interest Rate Swap, 08/19/49 (cost $3,136)	Put	Citibank, N.A.	08/15/19	2.66%	3 Month LIBOR(Q)	2.66%(S)	280	$141

Total Options Purchased (cost $186,911)								$334,863

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$124.50	100	100	$(1,563)
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$97.88	170	425	(1,063)
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$98.00	140	350	(875)
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$98.00	140	350	(5,250)
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$98.00	140	350	(8,750)

Total Options Written (premiums received $66,418)						$(17,501)

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
132	2 Year U.S. Treasury Notes	Sep. 2019	$28,403,719	$162,384
512	5 Year U.S. Treasury Notes	Sep. 2019	60,496,000	781,515
152	10 Year U.S. Ultra Treasury Notes	Sep. 2019	20,995,000	671,101
158	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	28,054,875	1,310,559

				2,925,559

Short Positions:
57	10 Year U.S. Treasury Notes	Sep. 2019	7,294,219	(5,629)
212	20 Year U.S. Treasury Bonds	Sep. 2019	32,985,875	(1,288,190)

				(1,293,819)

				$1,631,740

Forward rate agreements outstanding at June 30, 2019:

Notional Amount (000)#	Termination Date(5)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreements^:
2,100	07/15/19	—(3)	—(3)	$(3,381)	$—	$(3,381)	Citigroup Global Markets, Inc.
29,000	07/24/19	—(4)	—(4)	(53,939)	—	(53,939)	Citigroup Global Markets, Inc.

				$(57,320)	$—	$(57,320)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

(3)	The Portfolio pays or receives payment based on CMM102 minus 7 year CMS minus 1.3655% upon termination.

(4)	The Portfolio pays or receives payment based on CMM102 minus 7 Year CMS minus 1.3375% upon termination.

(5)	The Portfolio may choose to terminate these agreements at any time prior to the stated termination date.

SEE NOTES TO FINANCIAL STATEMENTS.

A120

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest rate swap agreements outstanding at June 30, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
5,570	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	$—	$(73,300)	$(73,300)
3,017	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(917)	30,104	31,021
8,120	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	(154,543)	(154,543)
17,565	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	(4,680)	(440,175)	(435,495)
4,670	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	14,367	(134,229)	(148,596)
3,785	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(179,219)	(179,219)
590	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	(29,742)	(29,742)
1,669	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(1,080)	(114,478)	(113,398)
1,305	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	1,030	(110,262)	(111,292)
4,951	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	313	(419,679)	(419,992)
1,920	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	70,520	(56,383)	(126,903)
370	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(9,836)	(9,836)
1,943	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(5,490)	(86,248)	(80,758)
1,377	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(5,519)	(6,870)	(1,351)
2,102	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	29,738	(28,268)	(58,006)
790	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	984	(15,152)	(16,136)
530	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(12,827)	(12,827)
1,445	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(911)	(46,277)	(45,366)
260	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(8,145)	(8,145)
7,914	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(142,564)	(619,757)	(477,193)
3,451	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(13,709)	(281,675)	(267,966)
145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(13,066)	(13,066)

				$(57,918)	$(2,810,027)	$(2,752,109)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Forward Rate Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Rate Agreements	$—	$—	$—	$(57,320)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$3,001,728

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A121

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$32,497,489	$—
Commercial Mortgage-Backed Securities	—	44,715,898	—
Corporate Bonds	—	2,995,505	—
Residential Mortgage-Backed Securities.	—	99,197	—
U.S. Government Agency Obligations	—	95,346,252	—
U.S. Treasury Obligations	—	59,160,274	—
Affiliated Mutual Funds	24,972,744	—	—
Options Purchased	53,924	280,939	—
Options Written	(17,501)	—	—
Other Financial Instruments*
Forward Commitment Contract	—	(743,672)	—
Futures Contracts	1,631,740	—	—
OTC Forward Rate Agreements	—	—	(57,320)
Centrally Cleared Interest Rate Swap Agreements	—	(2,752,109)	—

Total	$26,640,907	$231,599,773	$(57,320)

*

Other financial instruments are derivatives, with the exception of forward commitment contracts and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

U.S. Government Agency Obligations	39.0%
U.S. Treasury Obligations	24.2
Commercial Mortgage-Backed Securities	18.3
Collateralized Loan Obligations	13.3
Affiliated Mutual Funds	10.2
Diversified Financial Services	1.2
Options Purchased	0.1

Residential Mortgage-Backed Securities	0.1%

106.4
Options Written	(0.0)*
Liabilities in excess of other assets	(6.4)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$2,925,559	*	Due from/to broker — variation margin futures	$1,293,819	*
Interest rate contracts	Due from/to broker — variation margin swaps	31,021	*	Due from/to broker — variation margin swaps	2,783,130	*
Interest rate contracts	Unaffiliated investments	334,863		Options written outstanding, at value	17,501
Interest rate contracts	—	—		Unrealized depreciation on OTC forward rate agreements	57,320

		$3,291,443			$4,151,770

SEE NOTES TO FINANCIAL STATEMENTS.

A122

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Rate Agreements	Swaps
Interest rate contracts	$(834)	$13,712	$2,249,978	$2,322	$426,818

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Rate Agreements	Swaps
Interest rate contracts	$(27,227)	$48,917	$837,171	$(56,444)	$(3,241,603)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts — Long Positions(2)	Futures Contracts — Short Positions(2)
$83,878	$639,667	$124,266,734	$34,871,761

Forward Rate Agreements(2)	Inflation Swap Agreements(2)	Interest Rate Swap Agreements(2)
$21,433,333	$1,120,000	$82,904,333

(1)	Cost.

(2)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$212,009	$—	$212,009	$—	$212,009
Barclays Bank PLC	61,971	—	61,971	—	61,971
Citibank, N.A.	141	—	141	—	141
Citigroup Global Markets, Inc.	—	(57,320)	(57,320)	—	(57,320)
Morgan Stanley & Co. International PLC	6,818	—	6,818	—	6,818

	$280,939	$(57,320)	$223,619	$—	$223,619

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A123

GOVERNMENT INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value:
Unaffiliated investments (cost $228,362,032)	$235,149,478
Affiliated investments (cost $25,739,818)	24,972,744
Cash	136,989
Receivable for investments sold	36,389,411
Dividends and interest receivable	938,793
Due from broker—variation margin swaps	60,736
Receivable for Portfolio shares sold	217
Prepaid expenses	275

Total Assets	297,648,643

LIABILITIES
Payable for investments purchased	51,831,620
Forward commitment contracts, at value (proceeds receivable $739,395)	743,672
Payable for Portfolio shares repurchased	396,990
Accrued expenses and other liabilities	103,116
Management fee payable	80,357
Unrealized depreciation on OTC forward rate agreements	57,320
Options written outstanding, at value (proceeds received $66,418)	17,501
Due to broker—variation margin futures	5,148
Affiliated transfer agent fee payable	980

Total Liabilities	53,236,704

NET ASSETS	$244,411,939

Net assets were comprised of:
Partners Equity	$244,411,939

Net asset value and redemption price per share, $244,411,939 / 18,339,631 outstanding shares of beneficial interest	$13.33

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$2,957,933
Affiliated dividend income	401,826
Income from securities lending, net (including affiliated income of $592)	698

Total income	3,360,457

EXPENSES
Management fee	450,252
Shareholders’ reports	53,321
Custodian and accounting fees	42,102
Audit fee	17,288
Trustees’ fees	5,993
Legal fees and expenses.	5,812
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	8,607

Total expenses	588,672

NET INVESTMENT INCOME (LOSS)	2,771,785

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(74,756))	1,200,590
Futures transactions	2,249,978
Forward rate agreement transactions	2,322
Options written transactions	13,712
Swap agreements transactions	426,818

3,893,420

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $180,837)	6,965,746
Futures	837,171
Forward rate agreements	(56,444)
Options written	48,917
Swap agreements.	(3,241,603)

4,553,787

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	8,447,207

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,218,992

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$2,771,785	$5,254,682
Net realized gain (loss) on investment transactions	3,893,420	(4,787,292)
Net change in unrealized appreciation (depreciation) on investments	4,553,787	470,821

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,218,992	938,211

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,096,504 and 1,165,919 shares, respectively]	27,224,079	14,482,217
Portfolio shares repurchased [1,169,527 and 3,097,890 shares, respectively]	(15,113,382)	(38,486,314)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	12,110,697	(24,004,097)

CAPITAL CONTRIBUTIONS	—	246

TOTAL INCREASE (DECREASE)	23,329,689	(23,065,640)
NET ASSETS:
Beginning of period	221,082,250	244,147,890

End of period	$244,411,939	$221,082,250

SEE NOTES TO FINANCIAL STATEMENTS.

A124

GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS(m) — 8.0%
Credit Agricole Corporate & Investment Bank, 2.68%, dated 06/26/19, due 07/03/19 in the amount of $20,010,422		20,000	$20,000,000
State Street Bank & Trust Co., 2.50%, dated 06/28/19, due 07/01/19 in the amount of $24,515,106		24,510	24,510,000

TOTAL REPURCHASE AGREEMENTS (amortized cost $44,510,000)			44,510,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 69.5%
Federal Farm Credit Bank
1.400%	07/24/19	1,500	1,499,154
Federal Farm Credit Bank, 1 Month LIBOR + (0.080)%
2.314%(c)	07/15/19	3,000	2,999,962
Federal Farm Credit Bank, 1 Month LIBOR + (0.065)%
2.329%(c)	12/17/19	7,000	6,999,905
Federal Farm Credit Bank, 1 Month LIBOR + (0.070)%
2.332%(c)	01/28/20	9,000	9,000,000
Federal Farm Credit Bank, 1 Month LIBOR + (0.050)%
2.352%(c)	05/29/20	6,000	5,997,242
2.362%(c)	01/08/20	7,000	7,000,000
2.381%(c)	02/04/20	5,000	5,000,000
Federal Farm Credit Bank, 1 Month LIBOR + (0.075)%
2.355%(c)	11/05/19	8,000	7,999,063
Federal Farm Credit Bank, 1 Month LIBOR + (0.045)%
2.359%(c)	02/25/20	6,000	6,000,000
Federal Farm Credit Bank, 1 Month LIBOR + (0.025)%
2.379%(c)	01/24/20	8,000	8,000,361
Federal Farm Credit Bank, 1 Month LIBOR + (0.040)%
2.381%(c)	02/06/20	7,000	6,999,580
Federal Farm Credit Bank, 1 Month LIBOR + 0.000%
2.401%(c)	04/14/20	8,000	8,000,000
2.404%(c)	06/25/20	1,000	1,000,017
Federal Farm Credit Bank, US Federal Funds Effective Rate + 0.030%
2.410%(c)	07/28/20	5,000	5,000,000
Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.030%
2.450%(c)	02/06/20	2,000	1,999,878
Federal Farm Credit Bank, 1 Month LIBOR + 0.050%
2.462%(c)	02/10/20	4,500	4,502,017
Federal Farm Credit Bank, 1 Month LIBOR + 0.170%
2.571%(c)	11/14/19	8,000	8,005,960
Federal Farm Credit Bank, 1 Month LIBOR + 0.190%
2.584%(c)	07/15/19	11,000	11,000,960
Federal Farm Credit Bank, 1 Month LIBOR + 0.180%
2.584%(c)	10/24/19	9,000	9,005,947
2.592%(c)	10/11/19	8,000	8,004,725
Federal Farm Credit Bank, 1 Month LIBOR + 0.160%
2.600%(c)	12/02/19	12,000	12,009,497
Federal Home Loan Bank, 3 Month LIBOR + (0.210)%
2.133%(c)	06/22/20	7,000	6,992,926
Federal Home Loan Bank, 3 Month LIBOR + (0.230)%
2.290%(c)	12/03/19	8,000	7,999,193

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Bank, 3 Month LIBOR + (0.220)%
2.305%(c)	08/23/19	7,000	$7,000,000
Federal Home Loan Bank, 3 Month LIBOR + (0.260)%
2.321%(c)	10/11/19	5,500	5,498,175
Federal Home Loan Bank, 1 Month LIBOR + (0.090)%
2.322%(c)	09/10/19	5,000	4,999,654
Federal Home Loan Bank, 1 Month LIBOR + (0.080)%
2.331%(c)	11/13/19	3,000	2,999,409
Federal Home Loan Bank, 1 Month LIBOR + (0.065)%
2.339%(c)	01/23/20	1,000	999,755
Federal Home Loan Bank
2.342%(n)	07/17/19	27,000	26,972,024
2.344%(n)	09/04/19	8,000	7,966,344
2.405%(n)	07/10/19	7,000	6,995,817
2.411%(n)	08/02/19	22,000	21,953,120
2.423%(n)	07/26/19	11,000	10,981,606
2.429%(n)	07/24/19	8,000	7,987,662
2.480%	07/18/19	6,000	5,999,917
Federal Home Loan Bank, 1 Month LIBOR + (0.055)%
2.358%(c)	03/12/20	5,000	4,998,715
Federal Home Loan Bank, 1 Month LIBOR + (0.040)%
2.362%(c)	08/26/19	9,000	9,000,230
2.362%(c)	08/30/19	2,000	2,000,026
Federal Home Loan Bank, 1 Month LIBOR + (0.030)%
2.382%(c)	11/08/19	20,000	19,999,963
Federal Home Loan Bank, 3 Month LIBOR + (0.175)%
2.385%(c)	05/08/20	4,000	3,997,887
Federal Home Loan Bank, 1 Month LIBOR + (0.025)%
2.388%(c)	12/12/19	6,000	6,000,000
Federal Home Loan Bank, 1 Month LIBOR + (0.010)%
2.394%(c)	04/24/20	5,500	5,500,000
Federal Home Loan Bank, 3 Month LIBOR + (0.163)%
2.435%(c)	07/05/19	2,250	2,250,029
Federal Home Loan Bank, 3 Month LIBOR + 0.125%
2.444%(c)	07/01/20	3,000	3,007,437
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.045%
2.465%(c)	09/28/20	2,000	2,000,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.050%
2.470%(c)	01/17/20	1,000	1,000,000
Federal Home Loan Mortgage Corp.
1.300%	08/28/19	3,000	2,994,693
2.495%	05/20/20	3,000	3,000,000
2.495%	06/04/20	9,000	9,000,000
Federal Home Loan Mortgage Corp., 3 Month LIBOR + (0.225)%
2.296%(c)	08/27/19	5,000	5,000,000
Federal Home Loan Mortgage Corp., 1 Month LIBOR + (0.100)%
2.312%(c)	08/08/19	6,000	6,000,000
Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + (0.010)%
2.410%(c)	08/05/19	10,000	10,000,000
Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + 0.010%
2.430%(c)	07/09/19	7,000	7,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

A125

GOVERNMENT MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., 3 Month LIBOR + (0.165)%
2.433%(c)	07/05/19	6,750	$6,750,030
Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + 0.030%
2.450%(c)	10/01/19	8,000	8,000,000
Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.060%
2.480%(c)	07/30/20	2,000	2,000,000
Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.160%
2.580%(c)	01/30/20	4,500	4,503,653

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (amortized cost $385,372,533)			385,372,533

U.S. TREASURY OBLIGATIONS — 24.1%
U.S. Treasury Bills
2.301%(n)	10/03/19	19,500	19,385,678
2.348%(n)	08/06/19	13,000	12,970,004
2.399%(n)	07/18/19	13,000	12,985,361
2.419%(n)	07/16/19	7,000	6,993,066
2.421%(n)	10/10/19	13,000	12,912,750
2.421%(n)	10/17/19	7,000	6,949,768
2.490%(n)	08/08/19	7,000	6,982,075
2.503%(n)	08/15/19	20,500	20,437,524

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
2.516%(n)	09/19/19	9,000	$8,950,990
2.520%(n)	09/05/19	25,000	24,887,494

TOTAL U.S. TREASURY OBLIGATIONS (amortized cost $133,454,710)			133,454,710

TOTAL INVESTMENTS — 101.6% (amortized cost $563,337,243)			563,337,243
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%			(8,742,597)

NET ASSETS — 100.0%			$554,594,646

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(m)

Repurchase agreements are collateralized by a Foreign Treasury Security (coupon rate 2.375%, maturity date 08/10/27), FHLMC (coupon rate 3.000%, maturity date 07/01/46), FNMA (coupon rate 4.000%, maturity date 11/01/48), and a U.S. Treasury Security (coupon rate 0.375%, maturity date 07/15/27), with the aggregate value, including accrued interest, of $45,407,942.

(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Repurchase Agreements	$—	$44,510,000	$—
U.S. Government Agency Obligations	—	385,372,533	—
U.S. Treasury Obligations	—	133,454,710	—

Total	$—	$563,337,243	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

U.S. Government Agency Obligations	69.5%
U.S. Treasury Obligations	24.1

Repurchase Agreements	8.0%

101.6
Liabilities in excess of other assets	(1.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A126

GOVERNMENT MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreements	Credit Agricole Corporate & Investment Bank	$20,000,000	$(20,000,000)	$—
Repurchase Agreements	State Street Bank & Trust Co.	24,510,000	(24,510,000)	—

		$44,510,000

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A127

GOVERNMENT MONEY MARKET PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2019

ASSETS
Investments, at amortized cost which approximates fair value:	$563,337,243
Cash	661
Interest receivable	658,237
Receivable for Portfolio shares sold	76,682
Prepaid expenses	618

Total Assets	564,073,441

LIABILITIES
Payable for investments purchased	7,460,531
Payable for Portfolio shares repurchased	1,789,457
Management fee payable	135,678
Accrued expenses and other liabilities	92,149
Affiliated transfer agent fee payable	980

Total Liabilities	9,478,795

NET ASSETS	$554,594,646

Net assets were comprised of:
Partners Equity	$554,594,646

Net asset value and redemption price per share, $554,594,646 / 55,450,319 outstanding shares of beneficial interest	$10.00

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
Interest income	$6,610,712

EXPENSES
Management fee	808,276
Shareholders’ reports	55,509
Custodian and accounting fees	34,581
Audit fee	12,227
Trustees’ fees	7,767
Legal fees and expenses	6,351
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	8,066

Total expenses	938,074

NET INVESTMENT INCOME (LOSS)	5,672,638

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions	13,828

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,686,466

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$5,672,638	$8,494,528
Net realized gain (loss) on investment transactions	13,828	2,882

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,686,466	8,497,410

DISTRIBUTIONS	(5,615,208)	(8,508,150)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [21,895,470 and 40,499,240 shares, respectively]	218,954,704	404,992,401
Portfolio shares issued in reinvestment of distributions [561,521 and 850,815 shares, respectively]	5,615,208	8,508,150
Portfolio shares repurchased [20,643,072 and 43,674,368 shares, respectively]	(206,430,712)	(436,743,676)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	18,139,200	(23,243,125)

TOTAL INCREASE (DECREASE)	18,210,458	(23,253,865)
NET ASSETS:
Beginning of period	536,384,188	559,638,053

End of period	$554,594,646	$536,384,188

SEE NOTES TO FINANCIAL STATEMENTS.

A128

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 97.9%

COMMON STOCKS — 97.6%	Shares	Value
Aerospace & Defense — 2.5%
Arconic, Inc.	71,992	$1,858,834
Boeing Co. (The)	90,816	33,057,932
General Dynamics Corp.	47,500	8,636,450
Huntington Ingalls Industries, Inc.	7,600	1,708,024
L3 Technologies, Inc.	13,600	3,334,312
L3Harris Technologies, Inc.(a)	20,500	3,877,165
Lockheed Martin Corp.	42,498	15,449,723
Northrop Grumman Corp.	29,526	9,540,146
Raytheon Co.	49,018	8,523,250
Textron, Inc.	42,650	2,262,156
TransDigm Group, Inc.*	8,400	4,063,920
United Technologies Corp.	140,467	18,288,803

		110,600,715

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.(a)	24,100	2,032,835
Expeditors International of Washington, Inc.	30,100	2,283,386
FedEx Corp.	41,640	6,836,872
United Parcel Service, Inc. (Class B Stock)	120,000	12,392,400

		23,545,493

Airlines — 0.4%
Alaska Air Group, Inc.(a)	21,200	1,354,892
American Airlines Group, Inc.	70,100	2,285,961
Delta Air Lines, Inc.	105,400	5,981,450
Southwest Airlines Co.	86,137	4,374,037
United Continental Holdings, Inc.*	39,800	3,484,490

		17,480,830

Auto Components — 0.1%
Aptiv PLC	45,400	3,669,682
BorgWarner, Inc.	35,500	1,490,290

		5,159,972

Automobiles — 0.4%
Ford Motor Co.	669,159	6,845,497
General Motors Co.	225,200	8,676,956
Harley-Davidson, Inc.(a)	28,400	1,017,572

		16,540,025

Banks — 5.4%
Bank of America Corp.	1,549,882	44,946,578
BB&T Corp.(a)	132,300	6,499,899
Citigroup, Inc.	408,122	28,580,784
Citizens Financial Group, Inc.	82,000	2,899,520
Comerica, Inc.	28,150	2,044,816
Fifth Third Bancorp	133,449	3,723,227
First Republic Bank	27,700	2,704,905
Huntington Bancshares, Inc.	183,075	2,530,097
JPMorgan Chase & Co.	565,795	63,255,881
KeyCorp.	177,600	3,152,400
M&T Bank Corp.	24,000	4,081,680
People’s United Financial, Inc.(a)	63,300	1,062,174

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
PNC Financial Services Group, Inc. (The)	78,593	$10,789,247
Regions Financial Corp.	179,512	2,681,909
SunTrust Banks, Inc.	76,700	4,820,595
SVB Financial Group*	9,300	2,088,687
U.S. Bancorp	260,581	13,654,444
Wells Fargo & Co.	709,576	33,577,136
Zions Bancorp NA	33,400	1,535,732

		234,629,711

Beverages — 1.8%
Brown-Forman Corp. (Class B Stock)(a)	29,825	1,653,200
Coca-Cola Co. (The)	666,850	33,956,002
Constellation Brands, Inc. (Class A Stock)(a)	28,500	5,612,790
Molson Coors Brewing Co. (Class B Stock)	32,300	1,808,800
Monster Beverage Corp.*	68,300	4,359,589
PepsiCo, Inc.	243,494	31,929,368

		79,319,749

Biotechnology — 2.1%
AbbVie, Inc.	256,500	18,652,680
Alexion Pharmaceuticals, Inc.*	38,700	5,068,926
Amgen, Inc.	108,004	19,902,977
Biogen, Inc.*	34,675	8,109,442
Celgene Corp.*	121,800	11,259,192
Gilead Sciences, Inc	221,900	14,991,564
Incyte Corp.*	30,500	2,591,280
Regeneron Pharmaceuticals, Inc.*	13,630	4,266,190
Vertex Pharmaceuticals, Inc.*	44,400	8,142,072

		92,984,323

Building Products — 0.3%
A.O. Smith Corp.	24,800	1,169,568
Allegion PLC	16,533	1,827,723
Fortune Brands Home & Security, Inc.	25,100	1,433,963
Johnson Controls International PLC	145,115	5,994,701
Masco Corp.	52,530	2,061,277

		12,487,232

Capital Markets — 2.6%
Affiliated Managers Group, Inc.	9,530	878,094
Ameriprise Financial, Inc.	23,850	3,462,066
Bank of New York Mellon Corp. (The)	152,049	6,712,963
BlackRock, Inc.	20,940	9,827,142
Cboe Global Markets, Inc.	19,300	2,000,059
Charles Schwab Corp. (The)	206,200	8,287,178
CME Group, Inc.(a)	61,360	11,910,590
E*TRADE Financial Corp.	44,510	1,985,146
Franklin Resources, Inc.(a)	53,600	1,865,280
Goldman Sachs Group, Inc. (The)	59,420	12,157,332
Intercontinental Exchange, Inc.	97,990	8,421,261

SEE NOTES TO FINANCIAL STATEMENTS.

A129

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Capital Markets (continued)
Invesco Ltd.	70,800	$1,448,568
Moody’s Corp.	28,420	5,550,710
Morgan Stanley	225,810	9,892,736
MSCI, Inc.	14,600	3,486,334
Nasdaq, Inc.	20,100	1,933,017
Northern Trust Corp.	38,400	3,456,000
Raymond James Financial, Inc.	22,600	1,910,830
S&P Global, Inc.	42,880	9,767,635
State Street Corp.	65,575	3,676,135
T. Rowe Price Group, Inc.	41,700	4,574,907

		113,203,983

Chemicals — 2.0%
Air Products & Chemicals, Inc.(a)	37,800	8,556,786
Albemarle Corp.(a)	17,800	1,253,298
Celanese Corp.	22,200	2,393,160
CF Industries Holdings, Inc.	39,800	1,859,058
Corteva, Inc.*	130,656	3,863,498
Dow, Inc.	131,122	6,465,626
DuPont de Nemours, Inc.	130,656	9,808,346
Eastman Chemical Co.	24,400	1,899,052
Ecolab, Inc.	43,600	8,608,384
FMC Corp.	23,150	1,920,292
International Flavors & Fragrances, Inc.(a)	17,340	2,515,861
Linde PLC (United Kingdom)	94,800	19,035,840
LyondellBasell Industries NV (Class A Stock)	53,700	4,625,181
Mosaic Co. (The)	60,800	1,521,824
PPG Industries, Inc.	40,800	4,761,768
Sherwin-Williams Co. (The)	14,200	6,507,718

		85,595,692

Commercial Services & Supplies — 0.4%
Cintas Corp.	14,700	3,488,163
Copart, Inc.*(a)	35,100	2,623,374
Republic Services, Inc.	37,435	3,243,368
Rollins, Inc.	24,150	866,261
Waste Management, Inc.	67,630	7,802,473

		18,023,639

Communications Equipment — 1.2%
Arista Networks, Inc.*	9,200	2,388,504
Cisco Systems, Inc.	751,675	41,139,173
F5 Networks, Inc.*	10,600	1,543,678
Juniper Networks, Inc.	59,700	1,589,811
Motorola Solutions, Inc.	28,227	4,706,287

		51,367,453

Construction & Engineering — 0.1%
Jacobs Engineering Group, Inc.	20,900	1,763,751
Quanta Services, Inc.	26,200	1,000,578

		2,764,329

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	10,800	2,485,188
Vulcan Materials Co.	22,700	3,116,937

		5,602,125

COMMON STOCKS (continued)	Shares	Value
Consumer Finance — 0.7%
American Express Co.	119,700	$14,775,768
Capital One Financial Corp.	82,069	7,446,941
Discover Financial Services	57,905	4,492,849
Synchrony Financial	115,830	4,015,826

		30,731,384

Containers & Packaging — 0.4%
Amcor PLC (United Kingdom)*(a)	269,600	3,097,704
Avery Dennison Corp.	14,900	1,723,632
Ball Corp.	57,800	4,045,422
International Paper Co.	70,167	3,039,634
Packaging Corp. of America	16,700	1,591,844
Sealed Air Corp.	28,620	1,224,364
Westrock Co.	43,561	1,588,670

		16,311,270

Distributors — 0.1%
Genuine Parts Co.	25,325	2,623,164
LKQ Corp.*	55,100	1,466,211

		4,089,375

Diversified Consumer Services — 0.0%
H&R Block, Inc.	35,900	1,051,870

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc. (Class B Stock)*	336,360	71,701,861
Jefferies Financial Group, Inc.	50,600	973,038

		72,674,899

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	1,260,671	42,245,085
CenturyLink, Inc.(a)	163,843	1,926,794
Verizon Communications, Inc.	715,038	40,850,121

		85,022,000

Electric Utilities — 1.9%
Alliant Energy Corp.	40,900	2,007,372
American Electric Power Co., Inc.	84,740	7,457,967
Duke Energy Corp.	125,048	11,034,235
Edison International	56,300	3,795,183
Entergy Corp.(a)	31,900	3,283,467
Evergy, Inc.	44,600	2,682,690
Eversource Energy(a)	54,500	4,128,920
Exelon Corp.	168,073	8,057,420
FirstEnergy Corp.	87,280	3,736,457
NextEra Energy, Inc.	82,475	16,895,828
Pinnacle West Capital Corp.	19,600	1,844,164
PPL Corp.	124,500	3,860,745
Southern Co. (The)	179,300	9,911,704
Xcel Energy, Inc.(a)	88,695	5,276,466

		83,972,618

Electrical Equipment — 0.5%
AMETEK, Inc.	40,200	3,651,768
Eaton Corp. PLC	73,761	6,142,816
Emerson Electric Co.	106,500	7,105,680
Rockwell Automation, Inc.	20,820	3,410,941

		20,311,205

SEE NOTES TO FINANCIAL STATEMENTS.

A130

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. (Class A Stock)	51,800	$4,969,692
Corning, Inc.	137,200	4,559,156
FLIR Systems, Inc.	24,100	1,303,810
IPG Photonics Corp.*(a)	6,200	956,350
Keysight Technologies, Inc.*	32,700	2,936,787
TE Connectivity Ltd.	59,300	5,679,754

		20,405,549

Energy Equipment & Services — 0.4%
Baker Hughes a GE Co.	87,548	2,156,307
Halliburton Co.	150,200	3,415,548
Helmerich & Payne, Inc.(a)	18,900	956,718
National Oilwell Varco, Inc.	66,200	1,471,626
Schlumberger Ltd.	237,498	9,438,171
TechnipFMC PLC (United Kingdom)	74,200	1,924,748

		19,363,118

Entertainment — 2.0%
Activision Blizzard, Inc.	131,700	6,216,240
Electronic Arts, Inc.*	52,200	5,285,772
Netflix, Inc.*	75,290	27,655,523
Take-Two Interactive Software, Inc.*	19,500	2,213,835
Viacom, Inc. (Class B Stock)	60,543	1,808,419
Walt Disney Co. (The)	302,172	42,195,298

		85,375,087

Equity Real Estate Investment Trusts (REITs) — 2.9%
Alexandria Real Estate Equities, Inc.(a)	18,800	2,652,492
American Tower Corp.	76,500	15,640,425
Apartment Investment & Management Co. (Class A Stock)	27,387	1,372,636
AvalonBay Communities, Inc.	23,718	4,819,023
Boston Properties, Inc.	26,500	3,418,500
Crown Castle International Corp.	71,700	9,346,095
Digital Realty Trust, Inc.(a)	35,400	4,169,766
Duke Realty Corp.	62,200	1,966,142
Equinix, Inc.	14,385	7,254,212
Equity Residential	63,200	4,798,144
Essex Property Trust, Inc.	11,370	3,319,244
Extra Space Storage, Inc.(a)	22,000	2,334,200
Federal Realty Investment Trust	12,800	1,648,128
HCP, Inc.	81,400	2,603,172
Host Hotels & Resorts, Inc.	127,426	2,321,702
Iron Mountain, Inc.(a)	49,230	1,540,899
Kimco Realty Corp.(a)	71,800	1,326,864
Macerich Co. (The)(a)	18,400	616,216
Mid-America Apartment Communities, Inc.	19,500	2,296,320
Prologis, Inc.	108,128	8,661,053
Public Storage	25,950	6,180,512
Realty Income Corp.	52,300	3,607,131
Regency Centers Corp.	29,700	1,982,178
SBA Communications Corp.*	19,530	4,391,125

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Simon Property Group, Inc.(a)	53,061	$8,477,025
SL Green Realty Corp.	15,400	1,237,698
UDR, Inc.(a)	47,000	2,109,830
Ventas, Inc.(a)	61,504	4,203,798
Vornado Realty Trust	30,257	1,939,474
Welltower, Inc.(a)	67,900	5,535,887
Weyerhaeuser Co.	128,930	3,396,016

		125,165,907

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	75,792	20,028,794
Kroger Co. (The)	137,400	2,982,954
Sysco Corp.	82,500	5,834,400
Walgreens Boots Alliance, Inc.	137,900	7,538,993
Walmart, Inc.	245,800	27,158,442

		63,543,583

Food Products — 1.1%
Archer-Daniels-Midland Co.	96,838	3,950,990
Campbell Soup Co.(a)	33,200	1,330,324
Conagra Brands, Inc.(a)	82,800	2,195,856
General Mills, Inc.(a)	102,900	5,404,308
Hershey Co. (The)	24,400	3,270,332
Hormel Foods Corp.(a)	47,500	1,925,650
J.M. Smucker Co. (The)(a)	19,600	2,257,724
Kellogg Co.(a)	43,700	2,341,009
Kraft Heinz Co. (The)	107,137	3,325,533
Lamb Weston Holdings, Inc.	25,000	1,584,000
McCormick & Co., Inc.(a)	20,800	3,224,208
Mondelez International, Inc. (Class A Stock)	249,411	13,443,253
Tyson Foods, Inc. (Class A Stock)	50,500	4,077,370

		48,330,557

Gas Utilities — 0.0%
Atmos Energy Corp.	19,500	2,058,420

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	304,425	25,602,142
ABIOMED, Inc.*	7,900	2,057,871
Align Technology, Inc.*	12,600	3,448,620
Baxter International, Inc.	83,100	6,805,890
Becton, Dickinson & Co.	46,349	11,680,411
Boston Scientific Corp.*	237,399	10,203,409
Cooper Cos., Inc. (The)	8,630	2,907,361
Danaher Corp.	108,900	15,563,988
DENTSPLY SIRONA, Inc.	39,300	2,293,548
Edwards Lifesciences Corp.*	36,050	6,659,877
Hologic, Inc.*	47,400	2,276,148
IDEXX Laboratories, Inc.*	15,000	4,129,950
Intuitive Surgical, Inc.*	19,650	10,307,408
Medtronic PLC.	232,428	22,636,163
ResMed, Inc.	24,800	3,026,344
Stryker Corp.	53,600	11,019,088
Teleflex, Inc.	7,900	2,616,085
Varian Medical Systems, Inc.*	15,800	2,150,854
Zimmer Biomet Holdings, Inc.	35,286	4,154,574

		149,539,731

SEE NOTES TO FINANCIAL STATEMENTS.

A131

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Health Care Providers & Services — 2.6%
AmerisourceBergen Corp.	27,800	$2,370,228
Anthem, Inc.	44,600	12,586,566
Cardinal Health, Inc.	53,075	2,499,832
Centene Corp.*	70,900	3,717,996
Cigna Corp.	66,252	10,438,003
CVS Health Corp.	223,799	12,194,807
DaVita, Inc.*	22,500	1,265,850
HCA Healthcare, Inc.	46,400	6,271,888
Henry Schein, Inc.*(a)	26,500	1,852,350
Humana, Inc.	23,670	6,279,651
Laboratory Corp. of America Holdings*	17,400	3,008,460
McKesson Corp.	33,507	4,503,006
Quest Diagnostics, Inc.	23,300	2,372,173
UnitedHealth Group, Inc.	166,300	40,578,863
Universal Health Services, Inc. (Class B Stock)	15,100	1,968,889
WellCare Health Plans, Inc.*	8,600	2,451,602

		114,360,164

Health Care Technology — 0.1%
Cerner Corp.	57,100	4,185,430

Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	68,900	3,207,295
Chipotle Mexican Grill, Inc.*	4,320	3,166,042
Darden Restaurants, Inc.	21,550	2,623,281
Hilton Worldwide Holdings, Inc.	51,300	5,014,062
Marriott International, Inc. (Class A Stock)(a)	48,923	6,863,408
McDonald’s Corp.	132,310	27,475,494
MGM Resorts International	86,500	2,471,305
Norwegian Cruise Line Holdings Ltd.*	37,500	2,011,125
Royal Caribbean Cruises Ltd.	29,800	3,612,058
Starbucks Corp.	215,500	18,065,365
Wynn Resorts Ltd.	16,000	1,983,840
Yum! Brands, Inc.	53,100	5,876,577

		82,369,852

Household Durables — 0.3%
D.R. Horton, Inc.	59,600	2,570,548
Garmin Ltd.	20,600	1,643,880
Leggett & Platt, Inc.(a)	22,700	870,999
Lennar Corp. (Class A Stock)	49,900	2,418,154
Mohawk Industries, Inc.*	10,900	1,607,423
Newell Brands, Inc.(a)	71,149	1,097,117
PulteGroup, Inc.	45,185	1,428,750
Whirlpool Corp.(a)	10,967	1,561,262

		13,198,133

Household Products — 1.7%
Church & Dwight Co., Inc.	42,300	3,090,438
Clorox Co. (The)(a)	21,900	3,353,109
Colgate-Palmolive Co.	148,900	10,671,663
Kimberly-Clark Corp.	59,588	7,941,889
Procter & Gamble Co. (The)	433,476	47,530,643

		72,587,742

COMMON STOCKS (continued)	Shares	Value
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	113,400	$1,900,584
NRG Energy, Inc.	50,700	1,780,584

		3,681,168

Industrial Conglomerates — 1.4%
3M Co.	99,870	17,311,466
General Electric Co.	1,504,347	15,795,643
Honeywell International, Inc.	126,300	22,050,717
Roper Technologies, Inc.	17,900	6,556,054

		61,713,880

Insurance — 2.3%
Aflac, Inc.	131,200	7,191,072
Allstate Corp. (The)	57,988	5,896,800
American International Group, Inc.	151,529	8,073,465
Aon PLC	41,525	8,013,494
Arthur J Gallagher & Co.	31,400	2,750,326
Assurant, Inc.	9,900	1,053,162
Chubb Ltd.	79,230	11,669,787
Cincinnati Financial Corp.	26,128	2,708,690
Everest Re Group Ltd.	7,000	1,730,260
Hartford Financial Services Group, Inc. (The)	62,300	3,471,356
Lincoln National Corp.	36,863	2,375,820
Loews Corp.	47,126	2,576,378
Marsh & McLennan Cos., Inc.	86,900	8,668,275
MetLife, Inc.	167,580	8,323,699
Principal Financial Group, Inc.(a)	45,700	2,646,944
Progressive Corp. (The)	100,300	8,016,979
Torchmark Corp.	18,375	1,643,827
Travelers Cos., Inc. (The)	45,698	6,832,765
Unum Group	37,456	1,256,649
Willis Towers Watson PLC	22,500	4,309,650

		99,209,398

Interactive Media & Services — 4.6%
Alphabet, Inc. (Class A Stock)*	51,849	56,142,097
Alphabet, Inc. (Class C Stock)*	53,210	57,515,221
Facebook, Inc. (Class A Stock)*	415,820	80,253,260
TripAdvisor, Inc.*(a)	18,200	842,478
Twitter, Inc.*	125,000	4,362,500

		199,115,556

Internet & Direct Marketing Retail — 3.7%
Amazon.com, Inc.*	71,670	135,716,462
Booking Holdings, Inc.*	7,740	14,510,256
eBay, Inc.	150,100	5,928,950
Expedia Group, Inc.	20,800	2,767,024

		158,922,692

IT Services — 5.2%
Accenture PLC (Class A Stock)	110,500	20,417,085
Akamai Technologies, Inc.*	28,500	2,283,990
Alliance Data Systems Corp.	8,310	1,164,480
Automatic Data Processing, Inc.	75,160	12,426,203
Broadridge Financial Solutions, Inc.	20,500	2,617,440

SEE NOTES TO FINANCIAL STATEMENTS.

A132

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
IT Services (continued)
Cognizant Technology Solutions Corp. (Class A Stock)	99,800	$6,326,322
DXC Technology Co.	48,350	2,666,503
Fidelity National Information Services, Inc.	56,500	6,931,420
Fiserv, Inc.*(a)	67,800	6,180,648
FleetCor Technologies, Inc.*	15,200	4,268,920
Gartner, Inc.*	15,700	2,526,758
Global Payments, Inc.	27,100	4,339,523
International Business Machines Corp.	154,325	21,281,417
Jack Henry & Associates, Inc.	12,600	1,687,392
Mastercard, Inc. (Class A Stock)	156,300	41,346,039
Paychex, Inc.(a)	55,350	4,554,751
PayPal Holdings, Inc.*	202,400	23,166,704
Total System Services, Inc.	28,593	3,667,624
VeriSign, Inc.*	18,200	3,806,712
Visa, Inc. (Class A Stock)(a)	303,000	52,585,650
Western Union Co. (The)(a)	77,404	1,539,566

		225,785,147

Leisure Products — 0.0%
Hasbro, Inc.	20,050	2,118,884

Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	54,782	4,090,572
Illumina, Inc.*	25,400	9,351,010
IQVIA Holdings, Inc.*	27,500	4,424,750
Mettler-Toledo International, Inc.*	4,320	3,628,800
PerkinElmer, Inc.	19,200	1,849,728
Thermo Fisher Scientific, Inc.	69,700	20,469,496
Waters Corp.*	12,400	2,668,976

		46,483,332

Machinery — 1.5%
Caterpillar, Inc.	99,700	13,588,113
Cummins, Inc.	25,500	4,369,170
Deere & Co.	54,950	9,105,765
Dover Corp.	25,600	2,565,120
Flowserve Corp.	22,500	1,185,525
Fortive Corp.	50,600	4,124,912
Illinois Tool Works, Inc.(a)	52,475	7,913,755
Ingersoll-Rand PLC	42,200	5,345,474
PACCAR, Inc.	60,128	4,308,772
Parker-Hannifin Corp.	22,787	3,874,018
Pentair PLC	28,707	1,067,900
Snap-on, Inc.(a)	9,900	1,639,836
Stanley Black & Decker, Inc.	25,935	3,750,460
Wabtec Corp.(a)	25,912	1,859,445
Xylem, Inc.	31,200	2,609,568

		67,307,833

Media — 1.4%
CBS Corp. (Class B Stock)	58,968	2,942,503
Charter Communications, Inc. (Class A Stock)*(a)	30,280	11,966,050
Comcast Corp. (Class A Stock)	782,992	33,104,902

COMMON STOCKS (continued)	Shares	Value
Media (continued)
Discovery, Inc. (Class A Stock)*(a)	26,300	$807,410
Discovery, Inc. (Class C Stock)*	61,400	1,746,830
DISH Network Corp. (Class A Stock)*	40,200	1,544,082
Fox Corp. (Class A Stock)	60,466	2,215,474
Fox Corp. (Class B Stock)	28,066	1,025,251
Interpublic Group of Cos., Inc. (The)	66,762	1,508,154
News Corp. (Class A Stock)	63,625	858,301
News Corp. (Class B Stock)	19,300	269,428
Omnicom Group, Inc.(a)	38,800	3,179,660

		61,168,045

Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	248,512	2,885,224
Newmont Goldcorp Corp.	140,503	5,405,151
Nucor Corp.	52,800	2,909,280

		11,199,655

Multiline Retail — 0.5%
Dollar General Corp.	45,400	6,136,264
Dollar Tree, Inc.*	40,647	4,365,081
Kohl’s Corp.(a)	28,500	1,355,175
Macy’s, Inc.	53,620	1,150,685
Nordstrom, Inc.(a)	20,000	637,200
Target Corp.	90,068	7,800,790

		21,445,195

Multi-Utilities — 1.1%
Ameren Corp.	42,300	3,177,153
CenterPoint Energy, Inc.	85,510	2,448,151
CMS Energy Corp.	48,800	2,826,008
Consolidated Edison, Inc.	54,600	4,787,328
Dominion Energy, Inc.	138,540	10,711,913
DTE Energy Co.	31,600	4,041,008
NiSource, Inc.	62,000	1,785,600
Public Service Enterprise Group, Inc.	86,800	5,105,576
Sempra Energy	47,154	6,480,846
WEC Energy Group, Inc.	54,576	4,550,001

		45,913,584

Oil, Gas & Consumable Fuels — 4.5%
Anadarko Petroleum Corp.	86,326	6,091,163
Apache Corp.(a)	64,550	1,870,013
Cabot Oil & Gas Corp.	75,300	1,728,888
Chevron Corp.	329,162	40,960,919
Cimarex Energy Co.	16,600	984,878
Concho Resources, Inc.	34,200	3,528,756
ConocoPhillips	197,529	12,049,269
Devon Energy Corp.	72,800	2,076,256
Diamondback Energy, Inc.	26,900	2,931,293
EOG Resources, Inc.	99,200	9,241,472
Exxon Mobil Corp.	732,604	56,139,444
Hess Corp.	44,075	2,801,848
HollyFrontier Corp.	28,300	1,309,724
Kinder Morgan, Inc.	337,343	7,043,722
Marathon Oil Corp.	142,994	2,031,945

SEE NOTES TO FINANCIAL STATEMENTS.

A133

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.	116,587	$6,514,882
Noble Energy, Inc.	82,700	1,852,480
Occidental Petroleum Corp.	130,000	6,536,400
ONEOK, Inc.	70,740	4,867,619
Phillips 66	72,964	6,825,053
Pioneer Natural Resources Co.	29,400	4,523,484
Valero Energy Corp.	72,200	6,181,042
Williams Cos., Inc. (The)	208,300	5,840,732

		193,931,282

Personal Products — 0.2%
Coty, Inc. (Class A Stock)	56,000	750,400
Estee Lauder Cos., Inc. (The) (Class A Stock)	38,100	6,976,491

		7,726,891

Pharmaceuticals — 4.5%
Allergan PLC	54,356	9,100,825
Bristol-Myers Squibb Co.	281,940	12,785,979
Eli Lilly & Co.	149,600	16,574,184
Johnson & Johnson	460,696	64,165,739
Merck & Co., Inc.	446,703	37,456,047
Mylan NV*	89,200	1,698,368
Nektar Therapeutics*(a)	28,500	1,014,030
Perrigo Co. PLC	21,800	1,038,116
Pfizer, Inc.	960,123	41,592,528
Zoetis, Inc.	82,400	9,351,576

		194,777,392

Professional Services — 0.3%
Equifax, Inc.	21,000	2,840,040
IHS Markit Ltd.*	61,500	3,918,780
Nielsen Holdings PLC	60,500	1,367,300
Robert Half International, Inc.	21,600	1,231,416
Verisk Analytics, Inc.	28,100	4,115,526

		13,473,062

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	54,100	2,775,330

Road & Rail — 1.0%
CSX Corp.(a)	134,072	10,373,151
J.B. Hunt Transport Services, Inc.	15,100	1,380,291
Kansas City Southern	17,500	2,131,850
Norfolk Southern Corp.	46,300	9,228,979
Union Pacific Corp.	123,800	20,935,818

		44,050,089

Semiconductors & Semiconductor Equipment — 3.7%
Advanced Micro Devices, Inc.*(a)	148,500	4,509,945
Analog Devices, Inc.	63,823	7,203,702
Applied Materials, Inc.	165,400	7,428,114
Broadcom, Inc.(a)	68,560	19,735,682
Intel Corp.	778,100	37,247,647
KLA-Tencor Corp.	28,400	3,356,880
Lam Research Corp.	26,600	4,996,544
Maxim Integrated Products, Inc.	46,300	2,769,666

COMMON STOCKS (continued)	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc.(a)	40,600	$3,520,020
Micron Technology, Inc.*	192,700	7,436,293
NVIDIA Corp.	104,650	17,186,669
Qorvo, Inc.*	21,886	1,457,826
QUALCOMM, Inc.	209,750	15,955,683
Skyworks Solutions, Inc.	30,400	2,349,008
Texas Instruments, Inc.(a)	162,600	18,659,976
Xilinx, Inc.(a)	43,600	5,141,312

		158,954,967

Software — 6.6%
Adobe, Inc.*	84,575	24,920,024
ANSYS, Inc.*	14,500	2,969,890
Autodesk, Inc.*	37,770	6,152,733
Cadence Design Systems, Inc.*	49,000	3,469,690
Citrix Systems, Inc.	22,100	2,168,894
Fortinet, Inc.*	25,400	1,951,482
Intuit, Inc.	44,600	11,655,318
Microsoft Corp.	1,329,300	178,073,028
Oracle Corp.	429,995	24,496,815
Red Hat, Inc.*	30,300	5,689,128
salesforce.com, Inc.*	133,500	20,255,955
Symantec Corp.	108,911	2,369,903
Synopsys, Inc.*	25,600	3,294,464

		287,467,324

Specialty Retail — 2.3%
Advance Auto Parts, Inc.	12,560	1,935,999
AutoZone, Inc.*	4,410	4,848,663
Best Buy Co., Inc.	41,425	2,888,565
CarMax, Inc.*(a)	30,100	2,613,583
Foot Locker, Inc.	20,900	876,128
Gap, Inc. (The)(a)	37,187	668,250
Home Depot, Inc. (The)(a)	192,869	40,110,966
L Brands, Inc.(a)	39,696	1,036,066
Lowe’s Cos., Inc.	137,875	13,912,966
O’Reilly Automotive, Inc.*	13,560	5,007,979
Ross Stores, Inc.	64,600	6,403,152
Tiffany & Co.(a)	18,500	1,732,340
TJX Cos., Inc. (The)	213,300	11,279,304
Tractor Supply Co.	21,200	2,306,560
Ulta Beauty, Inc.*	9,700	3,364,833

		98,985,354

Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	760,215	150,461,753
Hewlett Packard Enterprise Co.	244,266	3,651,777
HP, Inc.	269,366	5,600,119
NetApp, Inc.(a)	43,600	2,690,120
Seagate Technology PLC(a)	45,600	2,148,672
Western Digital Corp.	50,868	2,418,773
Xerox Corp.	36,002	1,274,831

		168,246,045

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.*	26,500	919,020
Hanesbrands, Inc.(a)	62,100	1,069,362
NIKE, Inc. (Class B Stock)	217,800	18,284,310
PVH Corp.	13,300	1,258,712

SEE NOTES TO FINANCIAL STATEMENTS.

A134

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp.	9,500	$1,079,105
Tapestry, Inc.	50,300	1,596,019
Under Armour, Inc. (Class A Stock)*(a)	31,200	790,920
Under Armour, Inc. (Class C Stock)*(a)	33,303	739,327
VF Corp.	55,744	4,869,238

		30,606,013

Tobacco — 0.8%
Altria Group, Inc.	324,900	15,384,015
Philip Morris International, Inc.	269,500	21,163,835

		36,547,850

Trading Companies & Distributors — 0.2%
Fastenal Co.	98,500	3,210,115
United Rentals, Inc.*	14,500	1,923,135
W.W. Grainger, Inc.	8,020	2,151,205

		7,284,455

Water Utilities — 0.1%
American Water Works Co., Inc.(a)	31,400	3,642,400

TOTAL COMMON STOCKS (cost $1,276,896,320)		4,236,485,988

EXCHANGE-TRADED FUNDS — 0.3%
iShares Core S&P 500 ETF	34,400	10,139,400
SPDR S&P 500 ETF Trust	14,000	4,102,000

TOTAL EXCHANGE-TRADED FUNDS (cost $12,797,258)		14,241,400

TOTAL LONG-TERM INVESTMENTS (cost $1,289,693,578)		4,250,727,388

SHORT-TERM INVESTMENTS — 8.7%
AFFILIATED MUTUAL FUNDS — 8.6%
PGIM Core Ultra Short Bond Fund(w)	79,681,981	79,681,981
PGIM Institutional Money Market Fund (cost $292,026,161; includes $291,442,764 of cash collateral for securities on loan)(b)(w)	291,995,428	292,083,027

TOTAL AFFILIATED MUTUAL FUNDS (cost $371,708,142)		371,765,008

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills
2.167%	09/19/19
(cost $4,478,450)		4,500	$4,479,223

TOTAL SHORT-TERM INVESTMENTS (cost $376,186,592)			376,244,231

TOTAL INVESTMENTS — 106.6% (cost $1,665,880,170)			4,626,971,619
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (6.6)%			(287,897,503)

NET ASSETS — 100.0%			$4,339,074,116

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $287,589,056; cash collateral of $291,442,764 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchased date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A135

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
247	S&P 500 E-Mini Index	Sep. 2019	$36,360,870	$360,988
68	S&P 500 Stock Index	Sep. 2019	50,051,400	826,303

				$1,187,291

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
UBS Securities LLC	$—	$4,479,223

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$110,600,715	$—	$—
Air Freight & Logistics	23,545,493	—	—
Airlines	17,480,830	—	—
Auto Components	5,159,972	—	—
Automobiles	16,540,025	—	—
Banks	234,629,711	—	—
Beverages	79,319,749	—	—
Biotechnology	92,984,323	—	—
Building Products	12,487,232	—	—
Capital Markets	113,203,983	—	—
Chemicals	85,595,692	—	—
Commercial Services & Supplies	18,023,639	—	—
Communications Equipment	51,367,453	—	—
Construction & Engineering	2,764,329	—	—
Construction Materials	5,602,125	—	—
Consumer Finance	30,731,384	—	—
Containers & Packaging	16,311,270	—	—
Distributors	4,089,375	—	—
Diversified Consumer Services	1,051,870	—	—
Diversified Financial Services	72,674,899	—	—
Diversified Telecommunication Services	85,022,000	—	—
Electric Utilities	83,972,618	—	—
Electrical Equipment	20,311,205	—	—
Electronic Equipment, Instruments & Components	20,405,549	—	—
Energy Equipment & Services	19,363,118	—	—
Entertainment	85,375,087	—	—
Equity Real Estate Investment Trusts (REITs)	125,165,907	—	—
Food & Staples Retailing	63,543,583	—	—
Food Products	48,330,557	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A136

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Gas Utilities	$2,058,420	$—	$—
Health Care Equipment & Supplies	149,539,731	—	—
Health Care Providers & Services	114,360,164	—	—
Health Care Technology	4,185,430	—	—
Hotels, Restaurants & Leisure	82,369,852	—	—
Household Durables	13,198,133	—	—
Household Products	72,587,742	—	—
Independent Power & Renewable Electricity Producers	3,681,168	—	—
Industrial Conglomerates	61,713,880	—	—
Insurance	99,209,398	—	—
Interactive Media & Services	199,115,556	—	—
Internet & Direct Marketing Retail	158,922,692	—	—
IT Services	225,785,147	—	—
Leisure Products	2,118,884	—	—
Life Sciences Tools & Services	46,483,332	—	—
Machinery	67,307,833	—	—
Media	61,168,045	—	—
Metals & Mining	11,199,655	—	—
Multiline Retail	21,445,195	—	—
Multi-Utilities	45,913,584	—	—
Oil, Gas & Consumable Fuels	193,931,282	—	—
Personal Products	7,726,891	—	—
Pharmaceuticals	194,777,392	—	—
Professional Services	13,473,062	—	—
Real Estate Management & Development	2,775,330	—	—
Road & Rail	44,050,089	—	—
Semiconductors & Semiconductor Equipment	158,954,967	—	—
Software	287,467,324	—	—
Specialty Retail	98,985,354	—	—
Technology Hardware, Storage & Peripherals	168,246,045	—	—
Textiles, Apparel & Luxury Goods	30,606,013	—	—
Tobacco	36,547,850	—	—
Trading Companies & Distributors	7,284,455	—	—
Water Utilities	3,642,400	—	—
Exchange-Traded Funds	14,241,400	—	—
Affiliated Mutual Funds	371,765,008	—	—
U.S. Treasury Obligation	—	4,479,223	—
Other Financial Instruments*
Futures Contracts	1,187,291	—	—

Total	$4,623,679,687	$4,479,223	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Affiliated Mutual Funds (6.7% represents investments purchased with collateral from securities on loan)	8.6%
Software	6.6
Banks	5.4
IT Services	5.2
Interactive Media & Services	4.6
Pharmaceuticals	4.5
Oil, Gas & Consumable Fuels	4.5

Technology Hardware, Storage & Peripherals	3.9%
Semiconductors & Semiconductor Equipment	3.7
Internet & Direct Marketing Retail	3.7
Health Care Equipment & Supplies	3.4
Equity Real Estate Investment Trusts (REITs)	2.9
Health Care Providers & Services	2.6
Capital Markets	2.6
Aerospace & Defense	2.5

SEE NOTES TO FINANCIAL STATEMENTS.

A137

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification (con’t)
Insurance	2.3%
Specialty Retail	2.3
Biotechnology	2.1
Chemicals	2.0
Entertainment	2.0
Diversified Telecommunication Services	2.0
Electric Utilities	1.9
Hotels, Restaurants & Leisure	1.9
Beverages	1.8
Diversified Financial Services	1.7
Household Products	1.7
Machinery	1.5
Food & Staples Retailing	1.5
Industrial Conglomerates	1.4
Media	1.4
Communications Equipment	1.2
Food Products	1.1
Life Sciences Tools & Services	1.1
Multi-Utilities	1.1
Road & Rail	1.0
Tobacco	0.8
Consumer Finance	0.7
Textiles, Apparel & Luxury Goods	0.7
Air Freight & Logistics	0.5
Multiline Retail	0.5
Electronic Equipment, Instruments & Components	0.5
Electrical Equipment	0.5
Energy Equipment & Services	0.4

Commercial Services & Supplies	0.4%
Airlines	0.4
Automobiles	0.4
Containers & Packaging	0.4
Exchange-Traded Funds	0.3
Professional Services	0.3
Household Durables	0.3
Building Products	0.3
Metals & Mining	0.2
Personal Products	0.2
Trading Companies & Distributors	0.2
Construction Materials	0.1
Auto Components	0.1
U.S. Treasury Obligation	0.1
Health Care Technology	0.1
Distributors	0.1
Independent Power & Renewable Electricity Producers	0.1
Water Utilities	0.1
Real Estate Management & Development	0.1
Construction & Engineering	0.1
Leisure Products	0.0	*
Gas Utilities	0.0	*
Diversified Consumer Services	0.0	*

	106.6
Liabilities in excess of other assets	(6.6)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$1,187,291	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$11,854,744

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$4,062,070

SEE NOTES TO FINANCIAL STATEMENTS.

A138

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$95,587,213

(1)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$287,589,056	$(287,589,056)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A139

STOCK INDEX PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $287,589,056:
Unaffiliated investments (cost $1,294,172,028)	$4,255,206,611
Affiliated investments (cost $371,708,142)	371,765,008
Dividends receivable	3,557,813
Receivable for investments sold	1,282,157
Receivable for Portfolio shares sold	609,959
Due from broker-variation margin futures	390,355
Prepaid expenses	4,425

Total Assets	4,632,816,328

LIABILITIES
Payable to broker for collateral for securities on loan	291,442,764
Management fee payable.	1,037,728
Accrued expenses and other liabilities	798,034
Payable for investments purchased	241,497
Payable for Portfolio shares repurchased	221,209
Affiliated transfer agent fee payable	980

Total Liabilities	293,742,212

NET ASSETS	$4,339,074,116

Net assets were comprised of:
Partners Equity	$4,339,074,116

Net asset value and redemption price per share, $4,339,074,116 / 64,750,806 outstanding shares of beneficial interest	$67.01

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$40,250,684
Affiliated dividend income	1,204,349
Income from securities lending, net (including affiliated income of $141,842)	162,687
Interest income (net of $11 foreign withholding tax)	60,551

Total income	41,678,271

EXPENSES
Management fee.	6,124,028
Custodian and accounting fees	123,428
Shareholders’ reports	82,492
Trustees’ fees	26,917
Audit fee.	12,227
Legal fees and expenses.	11,909
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	38,271

Total expenses	6,424,569

NET INVESTMENT INCOME (LOSS)	35,253,702

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(13,169))	14,716,897
Futures transactions.	11,854,744

26,571,641

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $58,323)	610,229,150
Futures	4,062,070

614,291,220

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	640,862,861

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$676,116,563

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$35,253,702	$66,061,210
Net realized gain (loss) on investment transactions	26,571,641	100,320,190
Net change in unrealized appreciation (depreciation) on investments	614,291,220	(339,473,709)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	676,116,563	(173,092,309)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,997,690 and 3,148,487 shares, respectively]	124,204,105	190,000,727
Portfolio shares repurchased [2,087,659 and 4,457,788 shares, respectively]	(133,568,718)	(272,872,840)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(9,364,613)	(82,872,113)

TOTAL INCREASE (DECREASE)	666,751,950	(255,964,422)
NET ASSETS:
Beginning of period	3,672,322,166	3,928,286,588

End of period	$4,339,074,116	$3,672,322,166

SEE NOTES TO FINANCIAL STATEMENTS.

A140

NOTES TO FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(unaudited)

The Prudential Series Fund (“Series Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Series Fund is composed of seventeen Portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The information presented in these financial statements pertains to the 13 Portfolios listed below together with their investment objectives. Each Portfolio is a diversified portfolio except Natural Resources Portfolio which is a non-diversified portfolio for purposes of the 1940 Act.

Conservative Balanced Portfolio:    Total investment return consistent with a conservatively managed diversified portfolio.

Diversified Bond Portfolio:    High level of income over a longer term while providing reasonable safety of capital.

Equity Portfolio:    Long-term growth of capital.

Flexible Managed Portfolio:    Total return consistent with an aggressively managed diversified portfolio.

Global Portfolio:    Long-term growth of capital.

Government Income Portfolio:    High level of income over the long-term consistent with the preservation of capital.

Government Money Market Portfolio:    Maximum current income consistent with the stability of capital and maintenance of liquidity.

Stock Index Portfolio:    Achieve investment results that generally correspond to the performance of publicly traded common stocks.

1.	Accounting Policies

The Series Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series Fund and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Series Fund’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Portfolios to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 — Fair Value Measurements and Disclosures.

B1

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

The Government Money Market Portfolio values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing

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unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities:    Pursuant to Rule 22e-4 under the 1940 Act, the Series Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Series Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Series Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Subject to guidelines adopted by the Board, the Government Money Market Portfolio may invest up to 5% of its net assets in illiquid securities.

Restricted Securities:    Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Series Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Series Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR):    Certain Portfolios purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Portfolios. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Portfolios could lose some or all of their principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency

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gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on forward currency transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options:    Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The

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risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans:    Certain Portfolios invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Portfolios may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, Portfolios generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Forward Rate Agreements:    Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. Certain Portfolios entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements:    Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the

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Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps:    Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”):    CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps:    In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered

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into total return swaps to manage their exposure to a security or an index. A Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements:    The Series Fund, on behalf of certain Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Series Fund, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in a portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/ insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2019, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

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Rights:    Certain Portfolios held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Portfolios until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Delayed-Delivery Transactions:    Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending:    Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Mortgage Dollar Rolls:    Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs):    Certain Portfolios invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolio becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an

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accrual basis, which may require the use of certain estimates by management that may differ from actual. For Portfolios with multiple classes of shares, net investment income or loss (other than administration and distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Portfolio’s shareholders (participating insurance companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential as referenced in Note 3. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. The Government Money Market Portfolio declares and reinvests distributions, if any, daily. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.	Agreements

The Series Fund has a management agreement with PGIM Investments on behalf of the Portfolios. Pursuant to this agreement, the Manager has responsibility for all investment management services and supervises the subadvisers’ performance of such services. The Manager has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to the Portfolios through its PGIM Fixed Income unit (“PFI”) (a wholly-owned subsidiary of PGIM, Inc.), Jennison Associates LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.), Brown Advisory LLC (“Brown”), LSV Asset Management (“LSV”), Quantitative Management Associates LLC (“QMA”) (a wholly-owned subsidiary of PGIM, Inc.), T. Rowe Price Associates, Inc. (“T. Rowe”) and William Blair & Co. LLC (“William Blair”) (collectively, the “subadvisers”), under which each provides investment advisory services for certain Portfolios of the Series Fund. The Manager pays for the services of the subadvisers, cost of compensation of officers of the Portfolio, occupancy and certain clerical and administrative expenses of the Portfolios. The Portfolios bear all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly, using the value of each Portfolio’s average daily net assets, at the respective annual rates specified below.

Portfolio	Management Fee	Effective Management Fee, Net of Waiver, if Applicable
Conservative Balanced Portfolio	0.55%	0.55%
Diversified Bond Portfolio	0.40	0.40
Equity Portfolio	0.45	0.45
Flexible Managed Portfolio	0.60	0.60
Global Portfolio	0.75	0.72	*
Government Income Portfolio	0.40	0.40
Government Money Market Portfolio	0.30	0.30
Stock Index Portfolio	0.30% up to $4 billion 0.25% over $4 billion	0.30

*	The Manager has contractually agreed, through June 30, 2020, to waive a portion of its management fee equal to an annual rate of 0.032% of the average daily net assets of the Portfolio.

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At June 30, 2019, the subadvisers that provide investment advisory services to the Portfolios are listed directly below. Where more than one subadviser is listed, each subadviser provides services to a segment of the Portfolio:

Portfolio	Subadviser(s)
Conservative Balanced Portfolio	PFI & QMA
Diversified Bond Portfolio	PFI
Equity Portfolio	Jennison
Flexible Managed Portfolio	PFI & QMA
Global Portfolio	Brown, LSV, QMA, T. Rowe & William Blair
Government Income Portfolio	PFI
Government Money Market Portfolio	PFI
Stock Index Portfolio	QMA

The Series Fund, on behalf of the Portfolios, has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I and Class II shares of the Portfolios. The Portfolios compensate PIMS for distributing and servicing the Portfolios’ Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Portfolios. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with the Manager, which acts as the administrator of the Class II shares of the Portfolios. The administration fee paid to the Manager is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

The Series Fund, on behalf of the Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2019, brokerage commission recaptured under these agreements was as follows:

Portfolio	Amount
Equity Portfolio	$60,670
Global Portfolio	15,532

PIMS, PGIM Investments, PGIM, Inc., QMA and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3.	Other Transactions with Affiliates

a.)    Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Portfolios may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. The Portfolios may also invest in the PGIM Core Short-Term Bond Fund, pursuant to an exemptive order received from Securities Exchange Commission (“SEC”), a series of Prudential Investment Portfolios 2 (together with PGIM Core Ultra Short Bond Fund, the “Core Funds”) registered under the 1940 Act and managed by PGIM Investments. Through the Portfolios’ investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Funds and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that, subject to certain

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conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Series Fund’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transaction were effected in accordance with the Series Fund’s Rule 17a-7 procedures. For the reporting period ended June 30, 2019, no 17a-7 transactions were entered into by the Portfolios.

b.)    Securities Lending and Foreign Withholding Tax Reclaim Matters

In February 2016, Prudential, the parent company of the Manager, self-reported to the Securities and Exchange Commission (“SEC”) and certain other regulators that, in some cases, it failed to maximize securities lending income for certain Portfolios of the Series Fund due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid each of the affected Portfolios an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Portfolios. The per share amount of opportunity loss payment to the Portfolios is disclosed in the Portfolios’ “Financial Highlights” as “Capital Contributions” for the fiscal year ended December 31, 2016.

In March 2018, Prudential further notified the SEC that it failed to timely reimburse certain Portfolios for amounts due under protocols established to ensure that the Portfolios were not harmed as a result of their tax status as partnerships instead of regulated investment companies (RICs). Specifically, as a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”). Prudential’s protocols were intended to protect the Portfolios from these differences and delays. In consultation with the Series Fund’s independent trustees, Prudential paid each of the affected Portfolios an amount equal to the excess withholding tax in addition to an amount equal to the applicable Portfolio’s rate of return (“opportunity loss”) applied to these excess withholding tax amounts for periods from the various transaction dates, beginning January 2, 2006 (the date when the Portfolios were converted to partnerships for tax purposes), through February 28, 2018 (the date through which the previously established protocols were not uniformly implemented). The amount due to each Portfolio was calculated by Prudential with the help of a third-party consultant. Those amounts and the methodology used by Prudential to derive them, were evaluated and confirmed by a consultant retained by the Series Fund’s independent trustees. The excess withholding tax analysis considered detriments to the Portfolios due to their tax status as partnerships arising from both timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) as described above as well as permanent tax detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable). Further, the opportunity loss due to each Portfolio also was calculated by a third-party consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the Series Fund’s independent trustees. In May 2019, Prudential made an additional payment to the Portfolios relating to the opportunity loss upon the final review of the methodology used for the Portfolios’ rate of return calculation. The aggregate previously unreimbursed excess withholding tax and/or opportunity loss payments for each affected Portfolio are disclosed in the Portfolios’ “Statements of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions” for the fiscal year ended December 31, 2018 and for the six months ended June 30, 2019.

In addition to the above, Prudential committed to the Series Fund’s independent trustees that it would pay all consulting, legal, audit, and other charges, fees and expenses incurred with the matters described above. Prudential has made and continues to make these payments.

During the reporting period and in consultation with the Series Fund’s independent trustees, Prudential instituted a process to reimburse the affected Portfolios for any future excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences or permanent detriments resulting from the Portfolios’ partnership tax status.

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In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities” and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the “Statement of Assets and Liabilities.” To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been accrued or paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnership for tax purposes.

Portfolio	2019 Withholding Tax
Conservative Balanced Portfolio	$6,877
Equity Portfolio	13,151
Flexible Managed Portfolio	11,436
Global Portfolio	88,638

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2019 Payments
Conservative Balanced Portfolio	$30,155
Equity Portfolio	187,890
Flexible Managed Portfolio	32,384
Global Portfolio	141,863

The following amounts have been paid in 2019 by Prudential for the opportunity loss associated with excess withholding taxes related to permanent tax detriments and timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	Opportunity Loss
Conservative Balanced Portfolio	$13,184
Equity Portfolio	3
Flexible Managed Portfolio	14,632
Global Portfolio	85,664

4.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended June 30, 2019, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Conservative Balanced Portfolio	$823,851,966	$843,248,186
Diversified Bond Portfolio	161,394,421	132,319,201
Equity Portfolio	925,736,563	1,089,156,347
Flexible Managed Portfolio	2,361,082,236	2,406,411,065
Global Portfolio	146,556,939	158,628,666
Government Income Portfolio	278,182,442	276,827,982
Stock Index Portfolio	87,626,599	46,631,956

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A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended June 30, 2019, is presented as follows:

Conservative Balanced Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Short-Term Bond Fund*
$60,098,231	$986,294	$—	$130,688	$—	$61,215,213	6,632,201	$986,102

PGIM Core Ultra Short Bond Fund*
321,028,979	222,541,677	282,538,169	—	—	261,032,487	261,032,487	3,720,045

PGIM Institutional Money Market Fund*
35,065,786	183,324,641	148,081,776	17,985	(1,048)	70,325,588	70,304,496	51,639	**

$416,192,996	$406,852,612	$430,619,945	$148,673	$(1,048)	$392,573,288		$4,757,786

Diversified Bond Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Short-Term Bond Fund*
$36,166,743	$593,546	$—	$78,647	$—	$36,838,936	3,991,217	$590,570

PGIM Core Ultra Short Bond Fund*
3,312,505	157,060,462	157,703,386	—	—	2,669,581	2,669,581	237,481

PGIM Institutional Money Market Fund*
5,294,940	46,348,377	39,590,214	2,663	1,423	12,057,189	12,053,573	13,466	**

$44,774,188	$204,002,385	$197,293,600	$81,310	$1,423	$51,565,706		$841,517

Equity Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$122,077,957	$506,978,328	$486,705,116	$—	$—	$142,351,169	142,351,169	$1,591,793

PGIM Institutional Money Market Fund*
233,962,135	1,615,209,453	1,354,908,124	112,886	3,295	494,379,645	494,231,375	339,943	**

$356,040,092	$2,122,187,781	$1,841,613,240	$112,886	$3,295	$636,730,814		$1,931,736

Flexible Managed Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Short-Term Bond Fund*
$76,993,820	$1,263,574	$—	$167,428	$—	$78,424,822	8,496,730	$1,263,574

PGIM Core Ultra Short Bond Fund*
219,948,136	444,707,070	499,342,803	—	—	165,312,403	165,312,403	2,414,046

PGIM Institutional Money Market Fund*
42,949,501	420,723,536	371,915,979	23,164	1,265	91,781,487	91,753,960	78,530	**

$339,891,457	$866,694,180	$871,258,782	$190,592	$1,265	$335,518,712		$3,756,150

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Global Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$29,089,153	$157,931,234	$152,741,738	$—	$—	$34,278,649	34,278,649	$409,907

PGIM Institutional Money Market Fund*
42,891,241	188,823,505	186,429,077	11,649	136	45,297,454	45,283,869	72,140	**

$71,980,394	$346,754,739	$339,170,815	$11,649	$136	$79,576,103		$482,047

Government Income Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Short-Term Bond Fund*
$22,597,532	$363,936	$1,000,000	$180,837	$(74,756)	$22,067,549	2,390,850	$367,802

PGIM Core Ultra Short Bond Fund*
2,506	53,168,528	50,265,839	—	—	2,905,195	2,905,195	34,024

PGIM Institutional Money Market Fund*
—	2,593,793	2,593,793	—	—	—	—	592	**

$22,600,038	$56,126,257	$53,859,632	$180,837	$(74,756)	$24,972,744		$402,418

Stock Index Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$78,324,947	$150,065,767	$148,708,733	$—	$—	$79,681,981	79,681,981	$1,204,349

PGIM Institutional Money Market Fund*
95,420,772	734,807,991	538,190,890	58,323	(13,169)	292,083,027	291,995,428	141,842	**

$173,745,719	$884,873,758	$686,899,623	$58,323	$(13,169)	$371,765,008		$1,346,191

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

5.	Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6.	Borrowings

The Series Fund, on behalf of the Portfolios, (excluding the Government Money Market Portfolio), along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement

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(“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Portfolios’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The following Portfolios utilized the SCA during the reporting period ended June 30, 2019. The average balance outstanding is for the number of days the Portfolios had utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2019
Diversified Bond Portfolio	$245,000	3.67%	1	$245,000	$—
Global Portfolio	190,000	3.66	1	190,000	—
Government Income Portfolio	473,417	3.73	12	2,535,000	—

7.	Capital and Ownership

The Portfolios offer Class I shares and certain Portfolios offer Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. Class I shares are also offered to separate accounts of non-affiliated insurers for which Prudential or its affiliates administer and/or reinsure the variable life insurance or variable annuity contracts issued in connection with the separate accounts. As of June 30, 2019, the Equity, Jennison, Natural Resources and Value Portfolios have Class II shares outstanding. The separate accounts invest in shares of the Portfolios through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Portfolios to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

As of June 30, 2019, all of Class I shares of record of each Portfolio were owned by the following affiliates of the Manager: Prudential Annuities Life Assurance Corporation (“PALAC”), Pruco Life Insurance Company of New Jersey (“PLNJ”), Pruco Life Insurance Company (“PLAZ”), Pruco Life Insurance Company (“PRULIFE”) and Prudential Insurance Company of America (“PICA”) on behalf of owners of the variable insurance products issued by each of these entities; and by other Portfolios as part of their investments.

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares:

Portfolio	Number of Shareholders	% of Outstanding Shares	% held by an Affiliate of Prudential
Conservative Balanced Portfolio	4	96	96
Diversified Bond Portfolio	5	94	94
Equity Portfolio	4	92	92
Flexible Managed Portfolio	4	97	97
Global Portfolio	3	90	90
Government Income Portfolio	3	92	92
Government Money Market Portfolio	3	86	86
Stock Index Portfolio	5	93	93

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Transactions in shares of beneficial interest of the Equity were as follows:

Equity Portfolio

Class I:	Shares	Amount
Six months ended June 30, 2019:
Portfolio shares sold	60,113	$3,364,916
Portfolio shares repurchased	(2,824,556)	(156,323,573)
Capital contributions	—	3

Net increase (decrease) in shares outstanding	(2,764,443)	$(152,958,654)

Year ended December 31, 2018:
Portfolio shares sold	288,901	$15,724,745
Portfolio shares repurchased	(6,033,417)	(328,510,611)
Capital contributions	—	3,503,826

Net increase (decrease) in shares outstanding	(5,744,516)	$(309,282,040)

Class II:
Six months ended June 30, 2019:
Portfolio shares sold	1	$37
Portfolio shares repurchased	(1,523)	(81,798)

Net increase (decrease) in shares outstanding	(1,522)	$(81,761)

Year ended December 31, 2018:
Portfolio shares sold	9,548	$526,666
Portfolio shares repurchased	(12,293)	(673,039)
Capital contributions	—	1,333

Net increase (decrease) in shares outstanding	(2,745)	$(145,040)

8.	Risks of Investing in the Portfolios

The Portfolios’ risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk:    The Portfolios’ holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Portfolios for redemption before it matures and the Portfolios may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk:    Derivatives involve special risks and costs and may result in losses to the Portfolios. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Portfolios will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Portfolios. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Portfolios’ derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Portfolios.

Emerging Markets Risk:    The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility.

Equity and Equity-Related Securities Risks:    The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Portfolios invest could go down. The Portfolios’ holdings can vary significantly from broad market

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indexes and the performance of the Portfolios can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk:    The Portfolios’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which each Portfolio may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Portfolios’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Geographic Concentration Risk:    The Portfolios’ performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Portfolio invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Interest Rate Risk:    The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolios may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolios’ holdings may fall sharply. This is referred to as “extension risk. The Portfolios may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Portfolios’ investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk:    The Portfolios may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Portfolios are difficult to purchase or sell. Liquidity risk includes the risk that the Portfolios may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Portfolios are forced to sell these investments to pay redemption proceeds or for other reasons, the Portfolios may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolios may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Portfolios’ value or prevent the Portfolios from being able to take advantage of other investment opportunities.

Market and Credit Risk:    Securities markets may be volatile and the market prices of the Portfolios’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolios fall, the value of an investment in the Portfolios will decline. Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolios have unsettled or open transactions defaults.

Non-diversification Risk:    A non-diversified Portfolio may invest a greater percentage of its assets in the securities of a single company or industry than a diversified portfolio. Investing in a non-diversified portfolio involves greater risk than investing in a diversified portfolio because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified portfolio.

Risks of Investing in equity REITs:    Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any

B17

credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Portfolio will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which they invest, in addition to the expenses of the Portfolio.

Risks of Investing in Treasury Inflation Protected Securities (TIPS):    The value of TIPS generally fluctuates in response to inflationary concerns. As inflationary expectations increase, TIPS will become more attractive, because they protect future interest payments against inflation. Conversely, as inflationary concerns decrease, TIPS will become less attractive and less valuable. Although the principal value of TIPS declines in periods of deflation, holders at maturity receive no less than the par value of the bond. However, if the Portfolios purchase TIPS in the secondary market, where principal values have been adjusted upward due to inflation since issuance, they may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period the Portfolio hold TIPS, the Portfolios may earn less on the security than on a conventional bond.

U.S. Government and Agency Securities Risk:    U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

9.	Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Portfolios’ policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

B18

Financial Highlights

(unaudited)

	Conservative Balanced Portfolio
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018		2017	2016		2015	2014
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$26.50		$27.17		$24.18	$22.54		$22.45	$20.63

Income (Loss) From Investment Operations:
Net investment income (loss)	0.30		0.53		0.45	0.42		0.39	0.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.70		(1.20)		2.54	1.20		(0.30)	1.46

Total from investment operations	3.00		(0.67)		2.99	1.62		0.09	1.82

Capital Contributions	—	(b)(c)	—	(b)(c)	—	0.02	(d)	—	—

Net Asset Value, end of period	$29.50		$26.50		$27.17	$24.18		$22.54	$22.45

Total Return(e)	11.32	%(f)	(2.47	)%(f)	12.37%	7.28	%(g)	0.40%	8.82%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,517		$2,370		$2,595	$2,473		$2,554	$2,574
Average net assets (in millions)	$2,476		$2,535		$2,535	$2,487		$2,522	$2,530
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.59	%(i)	0.59%		0.58%	0.58%		0.58%	0.58%
Expenses before waivers and/or expense reimbursement	0.59	%(i)	0.59%		0.58%	0.58%		0.58%	0.58%
Net investment income (loss)	2.11	%(i)	1.94%		1.75%	1.79%		1.70%	1.66%
Portfolio turnover rate(j)	41%		101%		136%	185%		208%	134%

	Diversified Bond Portfolio
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018		2017	2016		2015	2014
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$13.12		$13.14		$12.28	$11.64		$11.66	$11.01

Income (Loss) From Investment Operations:
Net investment income (loss)	0.24		0.45		0.42	0.43		0.41	0.43
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.77		(0.48)		0.44	0.21		(0.43)	0.34

Total from investment operations	1.01		(0.03)		0.86	0.64		(0.02)	0.77

Less Dividends and Distributions:	—		—		—	—		—	(0.12)
Capital Contributions	—		0.01	(b)	—	—	(c)(d)	—	—

Net Asset Value, end of period	$14.13		$13.12		$13.14	$12.28		$11.64	$11.66

Total Return(e)	7.70%		(0.15	)%(k)	7.00%	5.50	%(f)	(0.17)%	7.09%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,168		$1,123		$1,145	$1,105		$1,085	$1,068
Average net assets (in millions)	$1,146		$1,132		$1,123	$1,121		$1,074	$1,089
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.44	%(i)	0.44%		0.44%	0.44%		0.46%	0.44%
Expenses before waivers and/or expense reimbursement	0.44	%(i)	0.44%		0.44%	0.44%		0.46%	0.44%
Net investment income (loss)	3.60	%(i)	3.44%		3.28%	3.52%		3.48%	3.73%
Portfolio turnover rate(j)	20%		51%		71%	49%		81%	50%

(a)	Calculated based on average shares outstanding during the period.

(b)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Less than $0.005 per share.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 7.19%

(h)	Does not include expenses of the underlying funds in which the Portfolio invests.

(i)	Annualized.

(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (0.23)%.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(unaudited)

	Equity Portfolio
	Class I
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018		2017	2016		2015	2014
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$49.02		$51.52		$40.96	$39.47		$38.56	$35.81

Income (Loss) From Investment Operations:
Net investment income (loss)	0.36		0.53		0.41	0.38		0.34	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	8.67		(3.07)		10.15	1.07		0.57	2.56

Total from investment operations	9.03		(2.54)		10.56	1.45		0.91	2.75

Capital Contributions	—	(b)(c)	0.04	(b)	—	0.04	(d)	—	—

Net Asset Value, end of period	$58.05		$49.02		$51.52	$40.96		$39.47	$38.56

Total Return(e)	18.42	%(f)	(4.85	)%(g)	25.78%	3.78	%(h)	2.36%	7.68%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,481		$3,920		$4,416	$3,742		$3,846	$4,018
Average net assets (in millions)	$4,347		$4,497		$4,099	$3,615		$3,959	$3,977
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.47	%(j)	0.47%		0.47%	0.47%		0.47%	0.47%
Expenses before waivers and/or expense reimbursement	0.47	%(j)	0.47%		0.47%	0.47%		0.47%	0.47%
Net investment income (loss)	1.30	%(j)	0.98%		0.89%	1.01%		0.86%	0.52%
Portfolio turnover rate(k)	22%		37%		55%	39%		37%	51%

	Equity Portfolio
	Class II
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018		2017	2016		2015	2014
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$48.37		$51.04		$40.74	$39.42		$38.66	$36.05

Income (Loss) From Investment Operations:
Net investment income (loss)	0.24		0.32		0.23	0.23		0.18	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	8.55		(3.03)		10.07	1.05		0.58	2.57

Total from investment operations	8.79		(2.71)		10.30	1.28		0.76	2.61

Capital Contributions	—	(b)(c)	0.04	(b)	—	0.04	(d)	—	—

Net Asset Value, end of period	$57.16		$48.37		$51.04	$40.74		$39.42	$38.66

Total Return(e)	18.19	%(f)	(5.23	)%(g)	25.28%	3.35	%(h)	1.97%	7.24%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2		$2		$2	$2		$2	$2
Average net assets (in millions)	$2		$2		$2	$2		$2	$2
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.87	%(j)	0.87%		0.87%	0.87%		0.87%	0.87%
Expenses before waivers and/or expense reimbursement	0.87	%(j)	0.87%		0.87%	0.87%		0.87%	0.87%
Net investment income (loss)	0.90	%(j)	0.59%		0.50%	0.61%		0.46%	0.11%
Portfolio turnover rate(k)	22%		37%		55%	39%		37%	51%

(a)	Calculated based on average shares outstanding during the period.

(b)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Less than $0.005 per share.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(g)

Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (4.93)% and (5.31)% for Class I and Class II, respectively.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 3.68% and 3.25% for Class I and Class II, respectively.

(i)	Does not include expenses of the underlying funds in which the Portfolio invests.

(j)	Annualized.

(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(unaudited)

	Flexible Managed Portfolio
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018		2017	2016		2015	2014
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$28.63		$29.88		$25.99	$23.95		$23.71	$21.35

Income (Loss) From Investment Operations:
Net investment income (loss)	0.32		0.53		0.45	0.44		0.42	0.37
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.18		(1.78)		3.44	1.58		(0.18)	1.99

Total from investment operations	3.50		(1.25)		3.89	2.02		0.24	2.36

Capital Contributions	—	(b)(c)	—	(b)(c)	—	0.02	(d)	—	—

Net Asset Value, end of period	$32.13		$28.63		$29.88	$25.99		$23.95	$23.71

Total Return(e)	12.19	%(f)	(4.18	)%(f)	14.97%	8.52	%(g)	1.01%	11.05%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,168		$3,834		$4,230	$3,890		$3,769	$3,944
Average net assets (in millions)	$4,065		$4,157		$4,043	$3,799		$3,878	$3,834
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.63	%(i)	0.63%		0.62%	0.63%		0.63%	0.63%
Expenses before waivers and/or expense reimbursement	0.63	%(i)	0.63%		0.62%	0.63%		0.63%	0.63%
Net investment income (loss)	2.07	%(i)	1.75%		1.62%	1.78%		1.74%	1.66%
Portfolio turnover rate(j)(k)	64%		139%		175%	203%		213%	161%

	Global Portfolio
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018		2017	2016		2015	2014
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$31.83		$34.33		$27.50	$26.33		$25.72	$24.91

Income (Loss) From Investment Operations:
Net investment income (loss)	0.32		0.47		0.42	0.34		0.34	0.37
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.64		(2.99)		6.41	0.81		0.27	0.44

Total from investment operations	5.96		(2.52)		6.83	1.15		0.61	0.81

Capital Contributions	—	(b)(c)	0.02	(b)	—	0.02	(d)	—	—

Net Asset Value, end of period	$37.79		$31.83		$34.33	$27.50		$26.33	$25.72

Total Return(e)	18.79	%(f)	(7.28	)%(l)	24.84%	4.44	%(m)	2.37%	3.25%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,177		$1,007		$1,133	$955		$965	$719
Average net assets (in millions)	$1,122		$1,140		$1,052	$942		$813	$744
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.77	%(i)	0.77%		0.79%	0.80%		0.81%	0.81%
Expenses before waivers and/or expense reimbursement	0.80	%(i)	0.80%		0.81%	0.81%		0.82%	0.82%
Net investment income (loss)	1.83	%(i)	1.33%		1.34%	1.29%		1.28%	1.45%
Portfolio turnover rate(j)	14%		28%		33%	40%		33%	37%

(a)	Calculated based on average shares outstanding during the period.

(b)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Less than $0.005 per share.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 8.44%.

(h)	Does not include expenses of the underlying funds in which the Portfolio invests.

(i)	Annualized.

(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(l)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (7.34)%.

(m)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 4.36%.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(unaudited)

	Government Income Portfolio
	Six Months Ended June 30, 2019(a)		Year Ended December 31,
			2018(a)		2017(a)	2016(a)		2015(a)		2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.70		$12.62		$12.26	$12.00		$11.92		$11.30

Income (Loss) From Investment Operations:
Net investment income (loss)	0.16		0.28		0.23	0.20		0.18		0.21
Net realized and unrealized gain (loss) on investment transactions	0.47		(0.20)		0.13	0.06		(0.10)		0.45

Total from investment operations	0.63		0.08		0.36	0.26		0.08		0.66

Less Dividends and Distributions:	—		—		—	—		—		(0.04)
Capital Contributions	—		—	(b)(c)	—	—	(c)(d)	—		—

Net Asset Value, end of period	$13.33		$12.70		$12.62	$12.26		$12.00		$11.92

Total Return(e)	4.96%		0.63	%(f)	2.94%	2.17	%(f)	0.67%		5.86%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$244		$221		$244	$226		$232		$339
Average net assets (in millions)	$227		$231		$252	$236		$325		$341
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.52	%(h)	0.51%		0.53%	0.51%		0.48%		0.47%
Expenses before waivers and/or expense reimbursement	0.52	%(h)	0.51%		0.53%	0.51%		0.48%		0.47%
Net investment income (loss)	2.46	%(h)	2.28%		1.84%	1.60%		1.48%		1.73%
Portfolio turnover rate(i)(j)	147%		284%		495%	705%		746%		830%

	Government Money Market Portfolio
	Six Months Ended June 30, 2019(a)		Year Ended December 31,
			2018(a)		2017(a)	2016(a)		2015(a)		2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00		$10.00		$10.00	$10.00		$10.00		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss) and realized gains (losses)	0.10		0.15		0.06	0.01		—	(c)	—	(c)
Less Dividends and Distributions:	(0.10)		(0.15)		(0.06)	(0.01)		—	(c)	—	(c)

Net Asset Value, end of period	$10.00		$10.00		$10.00	$10.00		$10.00		$10.00

Total Return(e)	1.04%		1.53%		0.56%	0.10%		—	%(k)	—	%(k)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$555		$536		$560	$724		$651		$824
Average net assets (in millions)	$543		$560		$665	$717		$725		$846
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.35	%(h)	0.35%		0.35%	0.35%		0.19%		0.16%
Expenses before waivers and/or expense reimbursement	0.35	%(h)	0.35%		0.35%	0.35%		0.44%		0.44%
Net investment income (loss)	2.11	%(h)	1.52%		0.55%	0.09%		—	%(k)	—	%(k)

(a)	Calculated based on average shares outstanding during the period.

(b)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Less than $0.005 per share.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(g)	Does not include expenses of the underlying funds in which the Portfolio invests.

(h)	Annualized.

(i)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	Less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(unaudited)

	Stock Index Portfolio
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018	2017	2016		2015	2014
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$56.64		$59.38	$50.70	$48.59		$49.33	$47.02

Income (Loss) From Investment Operations:
Net investment income (loss)	0.54		1.00	0.92	0.89		0.86	0.79
Net realized and unrealized gain (loss) on investment transactions	9.83		(3.74)	9.75	4.52		(0.26)	5.20

Total from investment operations	10.37		(2.74)	10.67	5.41		0.60	5.99

Less Dividends and Distributions:	—		—	(1.99)	(3.37)		(1.34)	(3.68)
Capital Contributions	—		—	—	0.07	(d)	—	—

Net Asset Value, end of period	$67.01		$56.64	$59.38	$50.70		$48.59	$49.33

Total Return(e)	18.31%		(4.61)%	21.46%	11.83	%(k)	1.18%	13.31%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,339		$3,672	$3,928	$3,305		$3,010	$3,313
Average net assets (in millions)	$4,140		$4,051	$3,630	$3,122		$3,299	$3,076
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.31	%(i)	0.31%	0.32%	0.32%		0.32%	0.32%
Expenses before waivers and/or expense reimbursement	0.31	%(i)	0.31%	0.32%	0.34%		0.37%	0.37%
Net investment income (loss)	1.72	%(i)	1.63%	1.69%	1.84%		1.74%	1.67%
Portfolio turnover rate(j)	1%		4%	4%	5%		9%	5%

(a)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(h)	Does not include expenses of the underlying funds in which the Portfolio invests.

(i)	Annualized.

(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 11.69%.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

The Prudential Variable Contract Account - 10

Approval of Advisory Agreements

The VCA-10 Committee

The Committee of the Prudential Variable Contract Account-10 (“VCA-10”) (the “Committee”) consists of six individuals, none of whom are “interested persons” of VCA-10, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Committee Members”). The Committee is responsible for the oversight of VCA-10 and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Committee Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Committee is an Independent Committee Member. The Committee has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Committee Members.

Annual Approval of VCA-10’s Advisory Agreements

As required under the 1940 Act, the Committee determines annually whether to renew VCA-10’s management agreement with PGIM Investments LLC (“PGIM Investments”) and VCA-10’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Committee, including all of the Independent Committee Members, met on May 30, 2019 and on June 11-13, 2019 and approved the renewal of the agreements through July 31, 2020, after concluding that the renewal of the agreements was in the best interests of VCA-10 and its investors.

In advance of the meetings, the Committee requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Committee considered comparative fee information from PGIM Investments and Jennison. Also, the Committee considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Committee, including the Independent Committee Members advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of VCA-10, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with VCA-10 and its investors as VCA-10’s assets grow. In its deliberations, the Committee did not identify any single factor which alone was responsible for the Committee’s decision to approve the agreements with respect to VCA-10. In connection with its deliberations, the Committee considered information provided by PGIM Investments throughout the year at regular Committee meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 30, 2019 and on June 11-13, 2019

The Committee determined that the overall arrangements between VCA-10 and PGIM Investments, which serves as VCA-10’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as VCA-10’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of VCA-10 and its investors in light of the services performed, fees charged and such other matters as the Committee Members considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Committee’s reaching its determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Committee received and considered information regarding the nature, quality and extent of services provided to VCA-10 by PGIM Investments and Jennison. The Committee noted that Jennison is affiliated with PGIM Investments. The Committee considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for VCA-10, as well as the provision of recordkeeping, compliance, and other services to VCA-10, and PGIM Investments’ role as administrator of VCA-10’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Committee noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Committee also considered that PGIM Investments pays the salaries of all of the officers and Committee Members. The Committee also considered the investment subadvisory services provided by Jennison, as well as adherence to VCA-10’s investment restrictions and compliance with applicable VCA-10 policies and procedures. The Committee considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Committee considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of VCA-10 and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of VCA-10’s portfolio. The Committee was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and Jennison. The Committee also noted that it received favorable compliance reports from VCA-10’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and Jennison.

The Committee concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to VCA-10 by Jennison, and that there was a reasonable basis on which to conclude that VCA-10 benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Committee was provided with information on the profitability of PGIM Investments and its affiliates in serving as VCA-10’s investment manager. The Committee discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Committee recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Committee concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Committee received and discussed information concerning economies of scale that PGIM Investments may realize as VCA-10’s assets grow beyond current levels. During the course of time, the Committee has considered information regarding the launch date of VCA-10, the management fees of VCA-10 compared to those of similarly managed funds and PGIM Investments’ investment in VCA-10 over time. The Committee noted that, while VCA-10 does not have breakpoints in its management fees, economies of scale can be shared with VCA-10 in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Committee considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of VCA-10 and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Committee recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Committee’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Committee considered potential ancillary benefits that might be received by PGIM Investments and Jennison and their affiliates as a result of their relationship with VCA-10. The Committee concluded that potential benefits to be derived by PGIM Investments included benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with VCA-10. The Committee concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Committee concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of VCA-10 / Fees and Expenses

The Committee considered certain additional factors and made related conclusions relating to the historical performance of VCA-10 for the one-, three-, five- and ten-year periods ended December 31, 2018. The Committee also considered VCA-10’s actual management fee, as well as VCA-10’s net total expense ratio, for the fiscal year ended December 31, 2018. The Committee considered the management fee for VCA-10 as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by VCA-10 investors and includes any fee waivers or reimbursements. The net total expense ratio for VCA-10 represents the actual expense ratio incurred by VCA-10 investors.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances PGIM Investments also provided supplemental Peer Universe of Peer Group information for reasons addressed with the Committee. The comparisons placed VCA-10 in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Committee and the Committee’s conclusions regarding VCA-10’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of any fund expenses, or subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Committee.

Net Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 4th Quartile

•	The Committee noted that VCA-10 underperformed its benchmark index over all periods.

•

The Board considered PGIM Investments’ assertion that VCA-10’s underperformance was primarily attributable to underperformance during the second half of 2018, when investors moved into defensive stocks not held by VCA-10. The Board also considered that, as of March 31, 2019, VCA-10 outperformed its Peer Universe over the trailing three-month and three-year periods.

•

The Board also considered that, when it evaluated performance in the prior year, as of December 31, 2017, when VCA-10’s investment style was more favored in the market, VCA-10 outperformed its benchmark index and ranked in the first quartile of its Peer Universe for the one-year period.

•

The Board considered PGIM Investments’ explanation that VCA-10’s fourth quartile ranking for net total expenses was attributable to the fact that, because it was organized as a managed separate account, VCA-10 charged both an administrative fee as well as a management fee, while the other funds included in the Peer Group were organized as open-end mutual funds which charged only a management fee, with the administrative fee charged at the product level. In this regard, the Board noted PGIM Investments’ assertion that if VCA-10’s administrative fee was excluded, VCA-10 would have ranked in the first quartile of its peer group for net total expenses.

•	The Committee concluded that, in light of the above, it would be in the best interests of VCA-10 and its investors to renew the agreements.

•	The Committee concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Committee concluded that the approval of the agreements was in the best interests of VCA-10 and its investors.

The Prudential Series Fund

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of The Prudential Series Fund (the Trust, and each series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with PGIM Investments LLC (PGIM Investments) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 18-19, 2019 (the Meeting) and approved the renewal of the agreements through July 31, 2020, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from PGIM Investments and subadviser personnel, such as portfolio managers.

The Board determined that the overall arrangements between the Trust and PGIM Investments, which serves as the Trust’s investment manager pursuant to a management agreement, and between PGIM Investments and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders, in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PGIM Investments and each subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., Jennison Associates LLC (Jennison) and QMA LLC (formerly, Quantitative Management Associates LLC) (QMA), each of which serve as subadvisers to various Portfolios of the Trust, are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers, the provision of recordkeeping, compliance and other services to the Trust, and PGIM Investments’ role as administrator of the Portfolios’ liquidity risk management program. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management personnel responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PGIM Investments’ and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to PGIM Investments and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to PGIM Investments and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by PGIM Investments and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Trust’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM Fixed Income, Jennison and QMA, each of which are affiliates of PGIM Investments, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning whether PGIM Investments realizes economies of scale as the Portfolios’ assets grow beyond current levels. The Board noted that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

With respect to the Stock Index Portfolio, the Board noted that the management fee schedule includes a breakpoint, which has the effect of decreasing the fee rate as assets increase, but that at its current level of assets, the Stock Index Portfolio does not realize the effect of any rate reduction. The Board took note, however, that the Stock Index Portfolio’s fee structure would result in a benefit to shareholders when (and if) assets reach the level at which the fee rate is reduced.

Other Benefits to PGIM Investments and the Subadvisers

The Board considered potential ancillary benefits that might be received by PGIM Investments, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PGIM Investments included compensation received by insurance company affiliates of PGIM Investments from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Trust. The Board also considered information provided by PGIM Investments regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PGIM Investments at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios for the one-, three-, five- and ten-year periods ended December 31, 2018, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index and to a universe of mutual funds (the Peer Universe) that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2018. The Board considered the management fee for each Portfolio as compared to the management fee charged by PGIM Investments to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PGIM Investments deemed appropriate, and for reasons addressed in detail with the Board, PGIM Investments may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration.

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Conservative Balanced Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Diversified Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Equity Portfolio
Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	4th Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Gross Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed over the three-, five- and ten-year periods.

•	The Board noted that the Portfolio outperformed its Peer Universe and benchmark index in each of the last two calendar years.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Flexible Managed Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed its benchmark index over the one-year period.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Global Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: *
Net Total Expenses: *

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.032% of its management fee through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	Note: Quartiles for Actual Management Fees and Net Total Expenses are unavailable because the peer group consists of four funds.

Government Income Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Government Money Market Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that PGIM Investments had agreed to voluntarily waive a portion of its management fee to ensure that the 1-day yield for the Portfolio does not fall below 0.00%.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Stock Index Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The toll-free number shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all participants from the toll-free number. Please be sure to have your contract number available when you call.

(800) 458-6333

Investors should consider the contract and the underlying portfolios’ investment objectives, risks, charges and expenses carefully before investing. This and other important information is contained in the prospectuses that can be obtained from your financial professional. You should read the prospectuses carefully before investing.

This report includes the financial statements of VCA-10, and the portfolios of The Prudential Series Fund (the “Funds”) available through VCA-11 and VCA-24.

This report does not include separate account financials for the VCA-11 and VCA-24 Subaccounts. If you would like separate account financial statements, please call the telephone number on the inside back cover of this report.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your plan sponsor or licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

Information regarding how the VCA-10 voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov and on VCA-10’s website.

The MEDLEY Program Statement of Additional Information contains additional information about the Committee Members of VCA-10 and is available without charge upon request by calling (800) 458-6333.

VCA-10 will file with the Commission a complete listing of portfolio holdings as of the end of the first and third quarters on Form N-PORT. Form N-PORT will be available on the Commission’s website at www.sec.gov or call (800) 732-0330. MEDLEY participants may obtain copies of Form N-PORT filings by calling (800) 458-6333.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

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Prudential

©2019 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

MD.RS.011

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)  It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)  There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Prudential Variable Contract Account-10

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	August 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	August 28, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	August 28, 2019